Schwab Strategic Trust
Schwab U.S. Broad Market ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.8%
Adient plc *	47,864	2,031,827
American Axle & Manufacturing Holdings, Inc. *	55,775	494,167
Aptiv plc *	133,028	21,331,040
Autoliv, Inc.	39,095	3,768,367
BorgWarner, Inc.	118,968	5,148,935
Canoo, Inc. *(a)	71,773	859,123
Dana, Inc.	73,125	1,572,188
Dorman Products, Inc. *	14,641	1,624,858
Faraday Future Intelligent Electric, Inc. *(a)	89,853	552,596
Fisker, Inc. *(a)	72,228	1,544,957
Ford Motor Co.	1,935,305	37,138,503
Fox Factory Holding Corp. *	20,712	3,640,548
General Motors Co. *	715,383	41,399,214
Gentex Corp.	118,097	4,066,080
Gentherm, Inc. *	15,859	1,339,293
Harley-Davidson, Inc.	76,140	2,789,008
Holley, Inc. *(a)	17,501	213,687
LCI Industries	12,334	1,878,098
Lear Corp.	29,126	4,887,052
Lordstown Motors Corp., Class A *(a)	35,611	166,659
Lucid Group, Inc. *(a)	273,463	14,488,070
Luminar Technologies, Inc. *	107,591	1,753,733
Modine Manufacturing Co. *	26,932	279,016
Patrick Industries, Inc.	10,966	874,758
QuantumScape Corp. *(a)	114,655	3,306,650
Rivian Automotive, Inc., Class A *	76,498	9,161,401
Standard Motor Products, Inc.	10,580	529,423
Stoneridge, Inc. *	13,122	286,453
Tenneco, Inc., Class A *	38,692	406,266
Tesla, Inc. *	399,715	457,577,743
The Goodyear Tire & Rubber Co. *	140,350	2,822,439
Thor Industries, Inc.	27,361	2,892,331
Veoneer, Inc. *	49,980	1,779,288
Visteon Corp. *	13,819	1,463,708
Winnebago Industries, Inc.	17,082	1,233,662
Workhorse Group, Inc. *(a)	42,467	248,007
XL Fleet Corp. *(a)	47,648	216,322
XPEL, Inc. *	7,979	573,610
		636,339,080

Banks 4.3%
1st Source Corp.	8,722	403,393
Allegiance Bancshares, Inc.	9,832	397,508
Ameris Bancorp	33,935	1,651,616
Arrow Financial Corp.	8,919	307,706
Associated Banc-Corp.	76,324	1,671,496
Atlantic Union Bankshares Corp.	36,860	1,198,319
Axos Financial, Inc. *	25,947	1,468,860
Banc of California, Inc.	26,335	515,903
SECURITY	NUMBER OF SHARES	VALUE ($)
BancFirst Corp.	9,237	587,750
Bank of America Corp.	3,646,847	162,175,286
Bank of Hawaii Corp.	19,581	1,562,172
Bank of Marin Bancorp	7,834	271,370
Bank OZK	60,127	2,688,278
BankUnited, Inc.	45,823	1,816,424
Banner Corp.	17,237	987,335
Berkshire Hills Bancorp, Inc.	24,028	641,788
BOK Financial Corp.	14,894	1,537,210
Brookline Bancorp, Inc.	37,985	586,109
Bryn Mawr Bank Corp.	9,899	441,495
Byline Bancorp, Inc.	11,687	303,511
Cadence Bank	96,700	2,825,574
Camden National Corp.	7,346	336,594
Capitol Federal Financial, Inc.	64,226	729,607
Cathay General Bancorp	37,030	1,551,927
CBTX, Inc.	9,551	265,518
Central Pacific Financial Corp.	14,847	397,454
CIT Group, Inc.	47,726	2,341,438
Citigroup, Inc.	998,044	63,575,403
Citizens Financial Group, Inc.	208,445	9,853,195
City Holding Co.	8,158	640,077
Columbia Banking System, Inc.	39,151	1,286,502
Columbia Financial, Inc. *	17,663	322,173
Comerica, Inc.	66,095	5,454,820
Commerce Bancshares, Inc.	51,957	3,626,599
Community Bank System, Inc.	26,607	1,880,051
Community Trust Bancorp, Inc.	6,790	285,180
ConnectOne Bancorp, Inc.	16,416	533,520
CrossFirst Bankshares, Inc. *	23,198	324,540
Cullen/Frost Bankers, Inc.	27,761	3,494,832
Customers Bancorp, Inc. *	14,452	833,013
CVB Financial Corp.	63,501	1,213,504
Dime Community Bancshares, Inc.	16,944	581,179
Eagle Bancorp, Inc.	15,067	849,025
East West Bancorp, Inc.	69,442	5,347,034
Eastern Bankshares, Inc.	83,854	1,687,981
Enterprise Financial Services Corp.	18,631	863,919
Essent Group Ltd.	54,778	2,277,669
F.N.B. Corp.	160,488	1,871,290
FB Financial Corp.	17,159	736,121
Federal Agricultural Mortgage Corp., Class C	4,923	599,228
Fifth Third Bancorp	340,641	14,358,018
Financial Institutions, Inc.	7,680	236,544
First BanCorp	103,743	1,378,744
First Bancorp (North Carolina)	16,956	753,525
First Bancshares, Inc.	9,207	357,784
First Busey Corp.	25,307	650,390
First Citizens BancShares, Inc., Class A	3,413	2,743,984
First Commonwealth Financial Corp.	50,580	760,217
First Community Bankshares, Inc.	6,749	220,692
First Financial Bancorp	47,545	1,093,535
First Financial Bankshares, Inc.	62,846	3,137,272
First Financial Corp.	6,055	263,150

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Foundation, Inc.	18,721	475,888
First Hawaiian, Inc.	65,128	1,709,610
First Horizon Corp.	271,546	4,380,037
First Interstate BancSystem, Inc., Class A	16,861	687,929
First Merchants Corp.	26,933	1,074,357
First Mid Bancshares, Inc.	6,522	274,120
First Midwest Bancorp, Inc.	56,848	1,121,611
First Republic Bank	86,698	18,177,103
Flagstar Bancorp, Inc.	25,015	1,164,198
Flushing Financial Corp.	13,821	326,452
Fulton Financial Corp.	82,451	1,301,901
German American Bancorp, Inc.	11,766	460,404
Glacier Bancorp, Inc.	52,322	2,841,085
Great Southern Bancorp, Inc.	5,039	280,320
Great Western Bancorp, Inc.	25,993	872,065
Hancock Whitney Corp.	43,125	2,060,512
Hanmi Financial Corp.	14,662	329,455
Harborone Bancorp, Inc.	25,557	354,987
Heartland Financial USA, Inc.	18,925	898,938
Heritage Commerce Corp.	29,180	319,813
Heritage Financial Corp.	17,777	416,515
Hilltop Holdings, Inc.	32,131	1,093,418
Home BancShares, Inc.	75,509	1,806,930
HomeStreet, Inc.	11,392	562,423
Hope Bancorp, Inc.	61,492	882,410
Horizon Bancorp, Inc.	20,333	394,460
Huntington Bancshares, Inc.	724,052	10,744,932
Independent Bank Corp.	23,871	1,887,241
Independent Bank Group, Inc.	18,223	1,265,223
International Bancshares Corp.	27,037	1,135,824
Investors Bancorp, Inc.	112,764	1,679,056
JPMorgan Chase & Co.	1,472,477	233,873,522
Kearny Financial Corp.	36,338	461,856
KeyCorp	472,275	10,597,851
Lakeland Bancorp, Inc.	23,724	424,422
Lakeland Financial Corp.	12,646	893,061
Live Oak Bancshares, Inc.	15,371	1,369,556
Luther Burbank Corp.	1,800	24,822
M&T Bank Corp.	63,607	9,325,422
Mercantile Bank Corp.	6,512	218,673
Merchants Bancorp	8,529	389,008
Meta Financial Group, Inc.	15,508	926,913
Metrocity Bankshares, Inc.	10,105	271,825
MGIC Investment Corp.	169,201	2,385,734
Midland States Bancorp, Inc.	10,498	249,852
Mr Cooper Group, Inc. *	40,779	1,601,391
National Bank Holdings Corp., Class A	15,780	672,544
NBT Bancorp, Inc.	22,390	808,503
New York Community Bancorp, Inc.	230,796	2,764,936
Nicolet Bankshares, Inc. *	5,365	382,578
NMI Holdings, Inc., Class A *	41,548	814,341
Northfield Bancorp, Inc.	21,127	355,990
Northwest Bancshares, Inc.	66,702	885,803
OceanFirst Financial Corp.	30,575	630,151
OFG Bancorp	26,245	632,505
Old National Bancorp	82,160	1,450,946
Origin Bancorp, Inc.	10,216	431,013
Pacific Premier Bancorp, Inc.	45,847	1,776,571
PacWest Bancorp	57,396	2,567,897
Park National Corp.	7,006	911,411
Peapack-Gladstone Financial Corp.	8,442	279,261
PennyMac Financial Services, Inc.	16,916	1,071,290
Peoples Bancorp, Inc.	11,955	368,692
People's United Financial, Inc.	211,152	3,598,030
Pinnacle Financial Partners, Inc.	36,884	3,519,102
Popular, Inc.	39,583	3,080,349
Preferred Bank	7,210	491,362
SECURITY	NUMBER OF SHARES	VALUE ($)
Premier Financial Corp.	19,170	563,598
Prosperity Bancshares, Inc.	45,674	3,255,643
Provident Financial Services, Inc.	37,488	882,468
QCR Holdings, Inc.	7,029	379,144
Radian Group, Inc.	91,109	1,855,890
Regions Financial Corp.	469,274	10,675,983
Renasant Corp.	28,880	1,052,098
Republic Bancorp, Inc., Class A	3,793	194,315
Rocket Cos., Inc., Class A	68,345	1,059,347
S&T Bancorp, Inc.	20,075	600,443
Sandy Spring Bancorp, Inc.	22,417	1,052,030
Seacoast Banking Corp. of Florida	29,198	986,016
ServisFirst Bancshares, Inc.	23,568	1,894,632
Signature Bank	29,646	8,961,986
Silvergate Capital Corp., Class A *	13,038	2,666,010
Simmons First National Corp., Class A	53,063	1,544,664
Southside Bancshares, Inc.	16,290	663,818
SouthState Corp.	35,302	2,758,498
Sterling Bancorp	93,733	2,325,516
Stock Yards Bancorp, Inc.	11,590	693,430
SVB Financial Group *	28,858	19,979,259
Synovus Financial Corp.	72,885	3,300,962
Texas Capital Bancshares, Inc. *	24,542	1,382,205
TFS Financial Corp.	23,516	423,288
The Bancorp, Inc. *	28,140	795,518
The First of Long Island Corp.	9,959	208,641
The PNC Financial Services Group, Inc.	208,979	41,168,863
Tompkins Financial Corp.	6,144	480,215
Towne Bank	31,374	959,731
TriCo Bancshares	14,545	613,217
TriState Capital Holdings, Inc. *	15,217	455,140
Triumph Bancorp, Inc. *	11,722	1,492,797
Truist Financial Corp.	656,269	38,923,314
TrustCo Bank Corp.	10,242	334,504
Trustmark Corp.	32,124	983,316
U.S. Bancorp	663,653	36,726,557
UMB Financial Corp.	21,551	2,167,600
Umpqua Holdings Corp.	109,853	2,093,798
United Bankshares, Inc.	64,375	2,300,119
United Community Banks, Inc.	43,110	1,477,380
Univest Financial Corp.	15,214	419,450
UWM Holdings Corp. (a)	47,188	325,125
Valley National Bancorp	201,040	2,701,978
Veritex Holdings, Inc.	24,922	987,659
Walker & Dunlop, Inc.	14,605	2,054,777
Washington Federal, Inc.	34,271	1,113,465
Washington Trust Bancorp, Inc.	9,641	518,686
Waterstone Financial, Inc.	10,308	213,891
Webster Financial Corp.	43,842	2,362,645
Wells Fargo & Co.	2,022,573	96,638,538
WesBanco, Inc.	33,723	1,097,684
Westamerica BanCorp	13,766	740,335
Western Alliance Bancorp	51,173	5,617,772
Wintrust Financial Corp.	28,197	2,468,083
WSFS Financial Corp.	22,931	1,140,129
Zions Bancorp NA	79,863	5,037,758
		999,008,679

Capital Goods 5.7%
3M Co.	284,877	48,440,485
A.O. Smith Corp.	65,542	5,181,095
AAON, Inc.	20,235	1,578,330
AAR Corp. *	17,072	557,571
Acuity Brands, Inc.	17,700	3,563,895
Advanced Drainage Systems, Inc.	27,058	3,347,345
AECOM *	70,764	4,878,470

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aerojet Rocketdyne Holdings, Inc.	36,724	1,543,877
AeroVironment, Inc. *	11,546	932,455
AGCO Corp.	30,107	3,318,092
Air Lease Corp.	53,140	2,156,953
Alamo Group, Inc.	4,685	666,301
Albany International Corp., Class A	16,031	1,297,389
Allegion plc	44,153	5,459,077
Allison Transmission Holdings, Inc.	52,585	1,818,915
Altra Industrial Motion Corp.	31,820	1,677,232
Ameresco, Inc., Class A *	14,935	1,349,079
American Woodmark Corp. *	8,876	547,117
AMETEK, Inc.	113,433	15,483,604
API Group Corp. *	95,798	2,233,051
Apogee Enterprises, Inc.	13,215	545,779
Applied Industrial Technologies, Inc.	19,139	1,818,971
Arcosa, Inc.	24,634	1,260,522
Argan, Inc.	6,879	270,345
Armstrong World Industries, Inc.	23,043	2,441,867
Array Technologies, Inc. *	60,058	1,081,945
Astec Industries, Inc.	11,278	706,905
Astra Space, Inc. *(a)	62,140	681,676
Atkore, Inc. *	22,627	2,409,775
Axon Enterprise, Inc. *	32,265	5,446,009
AZEK Co., Inc. *	55,803	2,188,594
AZZ, Inc.	12,832	665,852
Babcock & Wilcox Enterprises, Inc. *	29,856	271,690
Barnes Group, Inc.	23,949	1,040,584
Beacon Roofing Supply, Inc. *	27,341	1,364,589
Berkshire Grey, Inc. *	18,218	107,851
Blink Charging Co. *(a)	17,967	690,472
Bloom Energy Corp., Class A *	72,827	2,001,286
Boise Cascade Co.	18,863	1,222,888
Builders FirstSource, Inc. *	102,333	7,106,003
BWX Technologies, Inc.	47,251	2,253,873
Byrna Technologies, Inc. *	9,109	134,084
Carlisle Cos., Inc.	25,938	5,841,238
Carrier Global Corp.	426,713	23,093,708
Caterpillar, Inc.	269,686	52,143,788
ChargePoint Holdings, Inc. *	85,086	2,171,395
Chart Industries, Inc. *	17,561	3,065,273
CIRCOR International, Inc. *	10,000	269,500
Colfax Corp. *	63,936	2,969,188
Columbus McKinnon Corp.	13,768	611,575
Comfort Systems USA, Inc.	18,155	1,722,365
Construction Partners, Inc., Class A *	17,513	604,899
Core & Main, Inc., Class A *	16,610	442,324
Cornerstone Building Brands, Inc. *	26,535	417,130
Crane Co.	24,444	2,359,824
CSW Industrials, Inc.	7,291	876,378
Cummins, Inc.	70,831	14,856,802
Curtiss-Wright Corp.	20,416	2,568,741
Custom Truck One Source, Inc. *	24,161	181,691
Deere & Co.	139,748	48,288,524
Desktop Metal, Inc., Class A *	91,113	594,057
Donaldson Co., Inc.	61,337	3,461,247
Douglas Dynamics, Inc.	10,830	430,492
Dover Corp.	70,728	11,588,783
DXP Enterprises, Inc. *	7,496	207,114
Dycom Industries, Inc. *	15,179	1,418,933
Eaton Corp. plc	196,165	31,790,500
EMCOR Group, Inc.	26,080	3,112,387
Emerson Electric Co.	293,662	25,795,270
Encore Wire Corp.	10,295	1,446,036
Energy Recovery, Inc. *	19,952	423,980
Enerpac Tool Group Corp.	31,667	668,490
EnerSys	21,379	1,583,970
Enovix Corp. *(a)	48,437	1,695,295
EnPro Industries, Inc.	10,544	1,075,488
Eos Energy Enterprises, Inc. *(a)	21,667	215,587
SECURITY	NUMBER OF SHARES	VALUE ($)
ESCO Technologies, Inc.	13,327	1,089,349
Evoqua Water Technologies Corp. *	59,107	2,658,633
Fastenal Co.	284,033	16,806,233
Federal Signal Corp.	29,922	1,269,590
Flowserve Corp.	64,328	1,928,553
Fluor Corp. *	69,698	1,541,023
Fortive Corp.	176,724	13,054,602
Fortune Brands Home & Security, Inc.	68,063	6,842,373
Franklin Electric Co., Inc.	19,777	1,741,365
FTC Solar, Inc. *	10,025	85,814
FuelCell Energy, Inc. *	159,019	1,380,285
Gates Industrial Corp. plc *	46,644	747,703
GATX Corp.	17,510	1,724,735
Generac Holdings, Inc. *	30,984	13,051,700
General Dynamics Corp.	114,144	21,569,792
General Electric Co.	540,678	51,359,003
Gibraltar Industries, Inc. *	16,193	1,099,505
Global Industrial Co.	6,854	274,571
GMS, Inc. *	21,325	1,191,428
Graco, Inc.	84,872	6,186,320
GrafTech International Ltd.	100,578	1,171,734
Granite Construction, Inc.	23,637	919,007
Great Lakes Dredge & Dock Corp. *	32,519	480,631
Griffon Corp.	22,561	593,580
H&E Equipment Services, Inc.	14,817	623,796
HEICO Corp.	21,258	2,944,658
HEICO Corp., Class A	36,263	4,503,865
Helios Technologies, Inc.	15,926	1,597,856
Herc Holdings, Inc.	12,158	2,072,331
Hexcel Corp. *	41,222	2,117,986
Hillenbrand, Inc.	36,693	1,636,508
Hillman Solutions Corp. *	47,357	501,037
Honeywell International, Inc.	339,985	68,758,566
Howmet Aerospace, Inc.	190,716	5,364,841
Hubbell, Inc.	26,783	5,241,433
Huntington Ingalls Industries, Inc.	19,615	3,481,859
Hydrofarm Holdings Group, Inc. *	17,677	583,341
Hyliion Holdings Corp. *(a)	59,385	393,723
Hyster-Yale Materials Handling, Inc.	4,926	193,395
Hyzon Motors, Inc. *(a)	44,148	335,083
IDEX Corp.	37,227	8,360,812
IES Holdings, Inc. *	4,603	220,898
Illinois Tool Works, Inc.	141,629	32,879,172
Ingersoll Rand, Inc.	199,849	11,659,191
Insteel Industries, Inc.	9,118	384,415
ITT, Inc.	41,805	3,953,917
Janus International Group, Inc. *	24,982	318,021
JELD-WEN Holding, Inc. *	45,845	1,110,824
John Bean Technologies Corp.	15,706	2,477,936
Johnson Controls International plc	350,343	26,191,643
Kadant, Inc.	5,781	1,355,413
Kaman Corp.	14,717	544,529
Kennametal, Inc.	42,151	1,490,881
Kratos Defense & Security Solutions, Inc. *	61,270	1,207,632
L3Harris Technologies, Inc.	98,729	20,642,259
Lennox International, Inc.	16,949	5,237,580
Lincoln Electric Holdings, Inc.	28,908	3,901,424
Lindsay Corp.	5,626	818,695
Lockheed Martin Corp.	121,252	40,415,717
Markforged Holding Corp. *(a)	33,999	234,933
Masco Corp.	122,557	8,076,506
Masonite International Corp. *	12,218	1,307,326
MasTec, Inc. *	27,975	2,578,456
Maxar Technologies, Inc.	35,388	974,232
McGrath RentCorp	12,649	977,768
Mercury Systems, Inc. *	28,212	1,380,977
Meritor, Inc. *	35,571	899,591

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Microvast Holdings, Inc. *(a)	116,849	992,048
Moog, Inc., Class A	14,506	1,003,380
MRC Global, Inc. *	27,166	186,902
MSC Industrial Direct Co., Inc., Class A	23,264	1,830,877
Mueller Industries, Inc.	28,794	1,593,172
Mueller Water Products, Inc., Class A	78,862	1,075,678
MYR Group, Inc. *	7,772	860,438
National Presto Industries, Inc.	2,248	183,841
Nikola Corp. *(a)	101,472	1,037,044
Nordson Corp.	26,539	6,745,948
Northrop Grumman Corp.	74,001	25,811,549
NOW, Inc. *	56,668	473,744
NV5 Global, Inc. *	5,714	751,391
nVent Electric plc	82,651	2,878,734
Omega Flex, Inc.	1,630	192,307
Oshkosh Corp.	34,031	3,661,736
Otis Worldwide Corp.	211,114	16,973,566
Owens Corning	50,931	4,320,986
PACCAR, Inc.	170,856	14,252,807
PAE, Inc. *	30,677	304,316
Parker-Hannifin Corp.	63,402	19,151,208
Parsons Corp. *	13,718	455,300
Pentair plc	81,529	6,007,872
PGT Innovations, Inc. *	30,898	634,645
Plug Power, Inc. *	255,031	10,162,985
Primoris Services Corp.	26,732	599,331
Proterra, Inc. *	89,399	1,002,163
Proto Labs, Inc. *	14,042	703,785
Quanex Building Products Corp.	17,116	365,769
Quanta Services, Inc.	68,631	7,808,835
Raven Industries, Inc. *(b)	17,101	991,858
Raytheon Technologies Corp.	742,110	60,051,541
RBC Bearings, Inc. *	13,957	2,759,159
Regal Rexnord Corp.	33,287	5,262,675
Resideo Technologies, Inc. *	70,675	1,843,911
REV Group, Inc.	17,296	271,547
Rockwell Automation, Inc.	57,027	19,172,477
Romeo Power, Inc. *(a)	22,686	89,837
Roper Technologies, Inc.	51,808	24,046,683
Rush Enterprises, Inc., Class A	20,676	1,053,649
Rush Enterprises, Inc., Class B	3,395	165,608
Sensata Technologies Holding plc *	78,630	4,379,691
Shoals Technologies Group, Inc., Class A *	50,619	1,422,394
Shyft Group, Inc.	15,773	766,726
Simpson Manufacturing Co., Inc.	21,067	2,430,289
SiteOne Landscape Supply, Inc. *	21,994	5,286,478
Snap-on, Inc.	26,582	5,473,500
Spirit AeroSystems Holdings, Inc., Class A	52,576	1,990,527
SPX Corp. *	22,094	1,284,766
SPX FLOW, Inc.	20,818	1,738,511
Standex International Corp.	6,354	654,526
Stanley Black & Decker, Inc.	80,146	14,006,315
Stem, Inc. *	55,199	1,171,323
Sunrun, Inc. *	102,044	4,698,106
Tennant Co.	9,577	753,327
Terex Corp.	34,586	1,465,755
Textron, Inc.	110,191	7,801,523
The Boeing Co. *	271,523	53,720,826
The Gorman-Rupp Co.	10,983	474,795
The Greenbrier Cos., Inc.	16,064	642,399
The Manitowoc Co., Inc. *	17,942	341,974
The Middleby Corp. *	27,214	4,753,741
The Timken Co.	33,883	2,230,518
The Toro Co.	52,367	5,266,025
Thermon Group Holdings, Inc. *	16,245	280,389
Titan International, Inc. *	26,878	185,189
SECURITY	NUMBER OF SHARES	VALUE ($)
Titan Machinery, Inc. *	10,144	337,187
TPI Composites, Inc. *	18,657	332,654
Trane Technologies plc	116,889	21,817,332
TransDigm Group, Inc. *	25,804	14,916,002
Trex Co., Inc. *	56,678	7,525,138
Trinity Industries, Inc.	42,131	1,116,471
Triton International Ltd.	34,011	1,903,596
Triumph Group, Inc. *	31,481	527,622
Tutor Perini Corp. *	21,484	276,284
UFP Industries, Inc.	30,138	2,509,893
United Rentals, Inc. *	35,712	12,097,083
Univar Solutions, Inc. *	84,464	2,188,462
Valmont Industries, Inc.	10,466	2,501,688
Veritiv Corp. *	6,779	854,425
Vertiv Holdings Co.	149,353	3,829,411
Vicor Corp. *	10,670	1,530,718
View, Inc. *(a)	30,706	129,579
Virgin Galactic Holdings, Inc. *	87,951	1,407,216
W.W. Grainger, Inc.	21,528	10,363,794
Wabash National Corp.	25,290	422,343
Watsco, Inc.	16,009	4,685,994
Watts Water Technologies, Inc., Class A	13,413	2,531,167
Welbilt, Inc. *	65,538	1,544,075
WESCO International, Inc. *	21,668	2,689,649
Westinghouse Air Brake Technologies Corp.	92,393	8,201,727
WillScot Mobile Mini Holdings Corp. *	110,045	4,191,614
Woodward, Inc.	31,355	3,317,359
Xylem, Inc.	88,506	10,718,962
Zurn Water Solutions Corp.	59,615	2,089,506
		1,315,960,286

Commercial & Professional Services 1.2%
ABM Industries, Inc.	34,082	1,533,690
ACCO Brands Corp.	52,424	433,022
ADT, Inc.	75,896	630,696
Alight, Inc., Class A *	121,323	1,261,759
ASGN, Inc. *	26,085	3,174,023
Barrett Business Services, Inc.	3,846	271,489
Booz Allen Hamilton Holding Corp.	66,451	5,577,897
Brady Corp., Class A	23,953	1,203,638
BrightView Holdings, Inc. *	23,245	316,132
CACI International, Inc., Class A *	11,544	2,994,860
Casella Waste Systems, Inc., Class A *	24,379	2,066,852
CBIZ, Inc. *	25,527	919,738
Cimpress plc *	9,693	754,406
Cintas Corp.	43,030	18,166,836
Clarivate plc *	183,286	4,277,895
Clean Harbors, Inc. *	24,574	2,492,787
Copart, Inc. *	104,978	15,238,606
CoreCivic, Inc. *	61,271	659,889
CoStar Group, Inc. *	194,377	15,114,756
Deluxe Corp.	20,639	698,424
Driven Brands Holdings, Inc. *	27,065	835,226
Dun & Bradstreet Holdings, Inc. *	74,175	1,409,325
Ennis, Inc.	13,734	261,221
Equifax, Inc.	59,831	16,671,908
Exponent, Inc.	25,534	2,974,711
First Advantage Corp. *	20,320	352,349
Forrester Research, Inc. *	5,284	298,229
Franklin Covey Co. *	5,252	230,983
FTI Consulting, Inc. *	16,966	2,478,563
Harsco Corp. *	38,373	559,478
Healthcare Services Group, Inc.	37,256	651,980

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Heidrick & Struggles International, Inc.	9,195	396,948
Heritage-Crystal Clean, Inc. *	8,919	286,211
HNI Corp.	21,808	861,634
Huron Consulting Group, Inc. *	11,564	528,359
IAA, Inc. *	66,883	3,230,449
ICF International, Inc.	8,522	824,418
IHS Markit Ltd.	196,000	25,052,720
Insperity, Inc.	17,624	2,039,802
Interface, Inc.	27,938	398,396
Jacobs Engineering Group, Inc.	63,727	9,084,921
KAR Auction Services, Inc. *	60,656	909,233
KBR, Inc.	69,365	3,052,060
Kelly Services, Inc., Class A	15,907	268,192
Kforce, Inc.	10,102	774,116
Korn Ferry	27,324	1,987,548
LegalZoom.com, Inc. *(a)	9,167	165,098
Leidos Holdings, Inc.	69,767	6,133,217
ManpowerGroup, Inc.	26,526	2,377,525
ManTech International Corp., Class A	13,820	939,069
Matthews International Corp., Class A	14,950	518,316
MillerKnoll, Inc.	36,940	1,401,504
MSA Safety, Inc.	18,042	2,585,779
Nielsen Holdings plc	177,994	3,410,365
Pitney Bowes, Inc.	86,220	588,883
Republic Services, Inc.	103,183	13,646,984
Resources Connection, Inc.	13,465	231,329
Robert Half International, Inc.	54,861	6,098,897
Rollins, Inc.	110,483	3,676,874
Science Applications International Corp.	28,769	2,413,431
SP Plus Corp. *	10,941	296,611
Steelcase, Inc., Class A	43,078	482,043
Stericycle, Inc. *	45,493	2,570,354
Tetra Tech, Inc.	26,778	4,945,361
The Brink's Co.	24,451	1,495,423
TransUnion	93,922	10,443,187
TriNet Group, Inc. *	19,697	1,975,609
TrueBlue, Inc. *	16,225	422,175
UniFirst Corp.	7,722	1,479,921
Upwork, Inc. *	59,059	2,200,538
US Ecology, Inc. *	15,852	540,078
Verisk Analytics, Inc.	79,311	17,834,665
Viad Corp. *	10,436	441,547
VSE Corp.	4,692	256,840
Waste Management, Inc.	191,372	30,747,739
		274,525,737

Consumer Durables & Apparel 1.5%
Acushnet Holdings Corp.	17,338	942,840
AMMO, Inc. *(a)	41,371	256,500
Beazer Homes USA, Inc. *	13,262	260,466
Brunswick Corp.	38,208	3,588,113
Callaway Golf Co. *	57,601	1,552,923
Capri Holdings Ltd. *	75,114	4,448,251
Carter's, Inc.	21,468	2,168,912
Cavco Industries, Inc. *	4,412	1,312,526
Century Communities, Inc.	14,496	1,030,231
Columbia Sportswear Co.	16,502	1,609,440
Crocs, Inc. *	30,680	5,032,134
D.R. Horton, Inc.	160,408	15,671,862
Deckers Outdoor Corp. *	13,628	5,524,791
Dream Finders Homes, Inc., Class A *	9,191	154,133
Ethan Allen Interiors, Inc.	12,266	275,985
Fossil Group, Inc. *	25,507	304,809
Garmin Ltd.	74,305	9,922,690
SECURITY	NUMBER OF SHARES	VALUE ($)
G-III Apparel Group Ltd. *	22,229	658,868
GoPro, Inc., Class A *	64,008	640,080
Green Brick Partners, Inc. *	24,260	605,287
Hanesbrands, Inc.	172,877	2,791,964
Hasbro, Inc.	63,861	6,188,769
Hayward Holdings, Inc. *	20,184	494,104
Helen of Troy Ltd. *	11,774	2,831,647
Installed Building Products, Inc.	11,670	1,506,480
iRobot Corp. *	14,333	1,088,018
Johnson Outdoors, Inc., Class A	3,145	327,206
KB Home	44,270	1,770,357
Kontoor Brands, Inc.	23,665	1,276,017
Latham Group, Inc. *	9,960	256,669
La-Z-Boy, Inc.	23,688	790,942
Leggett & Platt, Inc.	66,624	2,690,943
Lennar Corp., Class A	141,426	14,856,801
Levi Strauss & Co., Class A	44,881	1,147,607
LGI Homes, Inc. *	10,818	1,554,114
Lululemon Athletica, Inc. *	58,161	26,428,940
M.D.C Holdings, Inc.	27,711	1,325,694
M/I Homes, Inc. *	14,862	830,637
Malibu Boats, Inc., Class A *	10,213	709,497
Mattel, Inc. *	170,604	3,618,511
Meritage Homes Corp. *	18,811	2,123,009
Mohawk Industries, Inc. *	27,551	4,624,986
Movado Group, Inc.	8,968	402,394
Newell Brands, Inc.	186,881	4,012,335
NIKE, Inc., Class B	629,193	106,484,623
NVR, Inc. *	1,641	8,574,783
Oxford Industries, Inc.	7,714	736,996
Peloton Interactive, Inc., Class A *	146,843	6,461,092
Polaris, Inc.	28,143	3,146,106
PulteGroup, Inc.	127,533	6,380,476
Purple Innovation, Inc. *	29,372	303,119
PVH Corp.	35,394	3,779,371
Ralph Lauren Corp.	24,142	2,801,438
Skechers U.S.A., Inc., Class A *	66,725	2,997,287
Skyline Champion Corp. *	25,384	1,986,298
Smith & Wesson Brands, Inc.	23,049	524,365
Snap One Holdings Corp. *	6,191	135,831
Sonos, Inc. *	61,000	1,930,650
Steven Madden Ltd.	38,935	1,847,466
Sturm Ruger & Co., Inc.	8,913	638,973
Tapestry, Inc.	136,497	5,476,260
Taylor Morrison Home Corp. *	62,349	1,936,560
Tempur Sealy International, Inc.	96,196	4,121,037
Toll Brothers, Inc.	56,539	3,588,530
TopBuild Corp. *	16,337	4,407,559
Traeger, Inc. *	11,383	146,954
Tri Pointe Homes, Inc. *	58,539	1,461,719
Tupperware Brands Corp. *	24,929	389,890
Under Armour, Inc., Class A *	94,989	2,240,790
Under Armour, Inc., Class C *	100,557	2,018,179
Universal Electronics, Inc. *	6,233	225,635
VF Corp.	159,804	11,462,741
Vista Outdoor, Inc. *	27,904	1,218,568
Vizio Holding Corp., Class A *(a)	5,952	114,457
Whirlpool Corp.	30,907	6,729,690
Wolverine World Wide, Inc.	41,270	1,284,735
YETI Holdings, Inc. *	42,611	3,927,030
		339,087,690

Consumer Services 2.1%
2U, Inc. *	37,534	892,934
Accel Entertainment, Inc. *	26,865	341,991
Adtalem Global Education, Inc. *	23,436	695,346
Airbnb, Inc., Class A *	165,853	28,616,277
American Public Education, Inc. *	9,168	173,184

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aramark	126,028	4,209,335
Bally's Corp. *	14,381	551,368
BJ's Restaurants, Inc. *	11,951	356,857
Bloomin' Brands, Inc. *	39,514	698,212
Booking Holdings, Inc. *	20,198	42,453,166
Boyd Gaming Corp. *	40,418	2,368,899
Bright Horizons Family Solutions, Inc. *	29,704	3,652,107
Brinker International, Inc. *	22,944	793,862
Caesars Entertainment, Inc. *	105,084	9,464,916
Carnival Corp. *	395,740	6,972,939
Carriage Services, Inc.	7,457	385,825
Chegg, Inc. *	70,017	1,949,973
Chipotle Mexican Grill, Inc. *	13,822	22,715,213
Choice Hotels International, Inc.	16,051	2,304,121
Churchill Downs, Inc.	17,154	3,846,270
Chuy's Holdings, Inc. *	9,576	274,448
Coursera, Inc. *	39,525	1,185,355
Cracker Barrel Old Country Store, Inc.	11,516	1,405,182
Darden Restaurants, Inc.	63,800	8,801,210
Dave & Buster's Entertainment, Inc. *	19,816	643,624
Denny's Corp. *	29,793	412,633
Dine Brands Global, Inc. *	8,784	630,867
Domino's Pizza, Inc.	18,181	9,529,389
DraftKings, Inc., Class A *	162,775	5,623,876
Duolingo, Inc. *	2,727	300,488
El Pollo Loco Holdings, Inc. *	7,951	100,342
Everi Holdings, Inc. *	44,864	930,479
Expedia Group, Inc. *	71,407	11,502,954
F45 Training Holdings, Inc. *(a)	9,836	104,655
frontdoor, Inc. *	43,072	1,488,568
GAN Ltd. *	20,092	194,290
Golden Entertainment, Inc. *	9,581	439,864
Golden Nugget Online Gaming, Inc. *	20,899	260,611
Graham Holdings Co., Class B	1,942	1,100,182
Grand Canyon Education, Inc. *	22,102	1,601,732
H&R Block, Inc.	87,797	2,079,033
Hilton Grand Vacations, Inc. *	43,094	2,046,965
Hilton Worldwide Holdings, Inc. *	136,839	18,482,844
Houghton Mifflin Harcourt Co. *	62,693	975,503
Hyatt Hotels Corp., Class A *	23,404	1,843,533
Jack in the Box, Inc.	10,965	905,709
Krispy Kreme, Inc. (a)	14,290	207,919
Las Vegas Sands Corp. *	169,377	6,033,209
Laureate Education, Inc., Class A	50,955	509,550
Lindblad Expeditions Holdings, Inc. *	15,484	216,931
Marriott International, Inc., Class A *	134,358	19,825,866
Marriott Vacations Worldwide Corp.	21,201	3,236,333
McDonald's Corp.	368,323	90,091,806
MGM Resorts International	195,544	7,739,632
Mister Car Wash, Inc. *	18,316	294,155
Monarch Casino & Resort, Inc. *	6,098	410,822
Noodles & Co. *	19,661	202,312
Norwegian Cruise Line Holdings Ltd. *	182,752	3,565,492
OneSpaWorld Holdings Ltd. *	28,296	266,831
Papa John's International, Inc.	16,186	1,973,397
Penn National Gaming, Inc. *	81,731	4,187,079
Perdoceo Education Corp. *	36,600	360,510
Planet Fitness, Inc., Class A *	41,523	3,392,014
Playa Hotels & Resorts N.V. *	64,037	455,943
PowerSchool Holdings, Inc., Class A *	19,196	384,880
Red Rock Resorts, Inc., Class A	30,090	1,430,479
Rover Group, Inc. *(a)	36,465	376,319
Royal Caribbean Cruises Ltd. *	110,761	7,733,333
Rush Street Interactive, Inc. *	26,619	474,883
Ruth's Hospitality Group, Inc. *	17,371	295,307
SECURITY	NUMBER OF SHARES	VALUE ($)
Scientific Games Corp., Class A *	47,435	3,032,045
SeaWorld Entertainment, Inc. *	25,445	1,501,001
Service Corp. International	83,229	5,506,431
Shake Shack, Inc., Class A *	19,242	1,404,474
Six Flags Entertainment Corp. *	37,468	1,370,205
Starbucks Corp.	580,263	63,620,035
Strategic Education, Inc.	11,169	597,541
Stride, Inc. *	21,945	748,983
Terminix Global Holdings, Inc. *	61,626	2,299,882
Texas Roadhouse, Inc.	33,850	2,807,519
The Cheesecake Factory, Inc. *	24,014	920,216
The Wendy's Co.	87,240	1,795,399
Travel & Leisure Co.	41,552	2,045,189
Vail Resorts, Inc.	19,778	6,560,560
Vivint Smart Home, Inc. *	20,262	213,561
Wingstop, Inc.	14,848	2,384,589
WW International, Inc. *	26,833	451,331
Wyndham Hotels & Resorts, Inc.	45,579	3,622,619
Wynn Resorts Ltd. *	52,430	4,247,354
Yum! Brands, Inc.	145,109	17,825,190
		482,926,257

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	20,217	3,439,518
AGNC Investment Corp.	260,409	3,981,654
Alerus Financial Corp.	7,043	211,994
Ally Financial, Inc.	177,418	8,131,067
American Express Co.	316,859	48,257,626
Ameriprise Financial, Inc.	56,088	16,243,085
Annaly Capital Management, Inc.	712,676	5,772,676
Apollo Commercial Real Estate Finance, Inc.	63,891	864,445
Apollo Global Management, Inc.	103,949	7,357,510
Arbor Realty Trust, Inc.	71,776	1,259,669
Ares Management Corp., Class A	80,818	6,559,189
ARMOUR Residential REIT, Inc.	45,378	444,251
Artisan Partners Asset Management, Inc., Class A	31,506	1,409,263
Assetmark Financial Holdings, Inc. *	8,713	220,962
B. Riley Financial, Inc.	8,438	653,354
Berkshire Hathaway, Inc., Class B *	913,454	252,743,587
BGC Partners, Inc., Class A	175,010	782,295
BlackRock, Inc.	70,442	63,722,538
Blackstone Mortgage Trust, Inc., Class A	82,105	2,463,150
Blackstone, Inc.	337,686	47,765,685
Blucora, Inc. *	24,290	393,255
Blue Owl Capital, Inc.	132,387	2,004,339
Brightsphere Investment Group, Inc.	28,642	860,119
BrightSpire Capital, Inc.	43,989	411,297
Broadmark Realty Capital, Inc.	62,693	564,237
Cannae Holdings, Inc. *	43,090	1,274,171
Capital One Financial Corp.	219,398	30,832,001
Cboe Global Markets, Inc.	52,363	6,751,685
Chimera Investment Corp.	115,809	1,841,363
CME Group, Inc.	176,703	38,966,546
Cohen & Steers, Inc.	11,680	1,048,514
Coinbase Global, Inc., Class A *	14,166	4,462,290
Cowen, Inc., Class A	13,854	490,155
Credit Acceptance Corp. *	4,421	2,762,683
Curo Group Holdings Corp.	10,682	177,214
Diamond Hill Investment Group, Inc.	1,690	324,632
Discover Financial Services	147,348	15,891,482
Donnelley Financial Solutions, Inc. *	15,163	708,415
Dynex Capital, Inc.	16,627	278,003
Ellington Financial, Inc.	21,474	355,824
Encore Capital Group, Inc. *	14,858	866,816
Enova International, Inc. *	17,730	675,868

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Equitable Holdings, Inc.	190,909	6,005,997
Evercore, Inc., Class A	19,583	2,716,162
FactSet Research Systems, Inc.	18,655	8,741,173
Federated Hermes, Inc.	47,047	1,585,954
FirstCash, Inc.	19,989	1,276,098
Focus Financial Partners, Inc., Class A *	24,917	1,533,392
Franklin BSP Realty Trust, Inc. *	17,798	273,021
Franklin Resources, Inc.	139,343	4,514,713
Granite Point Mortgage Trust, Inc.	26,545	327,300
Green Dot Corp., Class A *	26,684	957,956
Hamilton Lane, Inc., Class A	17,191	1,818,292
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	39,115	2,224,861
Houlihan Lokey, Inc.	25,298	2,745,845
Interactive Brokers Group, Inc., Class A	43,119	3,183,045
Intercontinental Exchange, Inc.	277,096	36,221,989
Invesco Ltd.	169,015	3,774,105
Invesco Mortgage Capital, Inc.	113,670	341,010
Janus Henderson Group plc	84,061	3,591,927
Jefferies Financial Group, Inc.	98,090	3,686,222
KKR & Co., Inc.	287,279	21,387,922
KKR Real Estate Finance Trust, Inc.	21,485	443,236
Ladder Capital Corp.	60,274	686,521
Lazard Ltd., Class A	55,300	2,356,886
LendingClub Corp. *	48,773	1,595,853
LendingTree, Inc. *	5,797	657,264
LPL Financial Holdings, Inc.	39,292	6,192,812
MarketAxess Holdings, Inc.	18,781	6,623,871
MFA Financial, Inc.	195,948	840,617
Moelis & Co., Class A	30,281	1,856,528
Moody's Corp.	79,856	31,194,948
Morgan Stanley	718,961	68,171,882
Morningstar, Inc.	11,613	3,603,862
MSCI, Inc.	40,523	25,507,202
Nasdaq, Inc.	57,373	11,659,915
Navient Corp.	82,466	1,627,054
Nelnet, Inc., Class A	9,932	856,138
New Residential Investment Corp.	234,784	2,495,754
New York Mortgage Trust, Inc.	181,845	678,282
Northern Trust Corp.	102,963	11,912,819
OneMain Holdings, Inc.	54,438	2,710,468
Open Lending Corp., Class A *	50,698	1,178,221
Oportun Financial Corp. *	9,629	206,735
PennyMac Mortgage Investment Trust	48,231	837,772
Piper Sandler Cos.	7,227	1,197,875
PJT Partners, Inc., Class A	12,490	950,239
PRA Group, Inc. *	22,328	948,047
PROG Holdings, Inc. *	32,803	1,480,071
Raymond James Financial, Inc.	90,744	8,919,228
Ready Capital Corp.	28,636	439,849
Redwood Trust, Inc.	55,965	717,471
S&P Global, Inc.	118,682	54,086,948
SEI Investments Co.	52,741	3,144,946
SLM Corp.	151,122	2,686,949
SoFi Technologies, Inc. *	318,008	5,469,738
Starwood Property Trust, Inc.	143,736	3,587,651
State Street Corp.	179,754	15,992,713
StepStone Group, Inc., Class A	22,085	913,656
Stifel Financial Corp.	52,243	3,709,775
StoneX Group, Inc. *	8,728	490,295
Synchrony Financial	279,554	12,521,224
T. Rowe Price Group, Inc.	111,475	22,289,426
The Bank of New York Mellon Corp.	390,620	21,402,070
The Carlyle Group, Inc.	66,721	3,648,971
The Charles Schwab Corp. (c)	737,466	57,072,494
The Goldman Sachs Group, Inc.	165,942	63,222,243
SECURITY	NUMBER OF SHARES	VALUE ($)
TPG RE Finance Trust, Inc.	27,892	340,282
Tradeweb Markets, Inc., Class A	51,448	4,939,008
Two Harbors Investment Corp.	169,259	995,243
Upstart Holdings, Inc. *	22,710	4,653,052
Virtu Financial, Inc., Class A	43,642	1,229,832
Virtus Investment Partners, Inc.	3,623	1,077,408
Voya Financial, Inc.	56,706	3,523,711
WisdomTree Investments, Inc.	59,694	366,521
World Acceptance Corp. *	2,091	429,533
		1,177,472,520

Energy 2.7%
Antero Midstream Corp.	159,919	1,552,814
Antero Resources Corp. *	142,234	2,497,629
APA Corp.	187,953	4,843,549
Arch Resources, Inc.	8,049	623,717
Archrock, Inc.	66,157	488,900
Baker Hughes Co.	408,395	9,531,939
Brigham Minerals, Inc., Class A	25,191	522,965
Bristow Group, Inc. *	11,661	346,332
Cactus, Inc., Class A	30,474	1,112,301
California Resources Corp.	40,164	1,569,207
Callon Petroleum Co. *	20,165	1,025,189
Centennial Resource Development, Inc., Class A *	94,755	590,324
ChampionX Corp. *	99,259	2,025,876
Cheniere Energy, Inc.	116,002	12,158,170
Chesapeake Energy Corp.	52,328	3,115,609
Chevron Corp.	952,557	107,515,109
Civitas Resources, Inc.	24,245	1,239,162
Clean Energy Fuels Corp. *	84,130	603,212
CNX Resources Corp. *	111,843	1,525,539
Comstock Resources, Inc. *	47,560	384,760
ConocoPhillips	659,811	46,272,545
CONSOL Energy, Inc. *	16,668	365,863
Continental Resources, Inc.	29,308	1,299,517
Core Laboratories N.V.	19,305	441,891
Coterra Energy, Inc.	403,450	8,101,276
CVR Energy, Inc.	9,669	150,933
Delek US Holdings, Inc. *	37,630	590,038
Denbury, Inc. *	24,858	1,979,194
Devon Energy Corp.	311,467	13,100,302
Diamondback Energy, Inc.	84,537	9,022,634
DMC Global, Inc. *	9,301	339,487
Dril-Quip, Inc. *	18,544	354,376
DTE Midstream LLC *	48,103	2,206,485
EOG Resources, Inc.	287,873	25,044,951
EQT Corp. *	150,836	2,930,743
Equitrans Midstream Corp.	200,737	1,931,090
Expro Group Holdings N.V. *	17,875	250,429
Exxon Mobil Corp.	2,084,740	124,750,842
Green Plains, Inc. *	26,665	1,030,602
Gulfport Energy Operating Corp. *	6,264	457,209
Halliburton Co.	440,092	9,501,586
Helix Energy Solutions Group, Inc. *	73,440	223,258
Helmerich & Payne, Inc.	55,036	1,235,558
Hess Corp.	135,748	10,115,941
HollyFrontier Corp.	73,879	2,387,769
International Seaways, Inc.	20,792	303,563
Kinder Morgan, Inc.	961,430	14,863,708
Kosmos Energy Ltd. *	200,975	735,569
Laredo Petroleum, Inc. *	6,791	399,990
Liberty Oilfield Services, Inc., Class A *	58,108	534,594
Magnolia Oil & Gas Corp., Class A	71,694	1,360,035
Marathon Oil Corp.	387,940	6,009,191
Marathon Petroleum Corp.	314,728	19,151,199
Matador Resources Co.	55,240	2,169,275

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Murphy Oil Corp.	72,043	1,914,903
Nabors Industries Ltd. *	4,594	374,227
New Fortress Energy, Inc.	21,607	537,798
NexTier Oilfield Solutions, Inc. *	59,012	212,443
Northern Oil and Gas, Inc.	32,917	670,848
NOV, Inc. *	194,110	2,313,791
Oasis Petroleum, Inc.	9,233	1,107,037
Occidental Petroleum Corp.	438,581	13,003,927
Oceaneering International, Inc. *	51,468	550,193
ONEOK, Inc.	219,249	13,119,860
Ovintiv, Inc.	129,476	4,500,586
Par Pacific Holdings, Inc. *	21,819	295,429
Patterson-UTI Energy, Inc.	93,668	661,296
PBF Energy, Inc., Class A *	40,523	507,753
PDC Energy, Inc.	49,131	2,477,676
Peabody Energy Corp. *	41,851	416,836
Phillips 66	215,989	14,939,959
Pioneer Natural Resources Co.	111,857	19,946,340
ProPetro Holding Corp. *	32,383	266,188
Range Resources Corp. *	129,407	2,531,201
Renewable Energy Group, Inc. *	25,018	1,195,360
RPC, Inc. *	50,607	203,946
Schlumberger N.V.	689,724	19,781,284
SM Energy Co.	60,088	1,742,552
Southwestern Energy Co. *	340,212	1,524,150
Talos Energy, Inc. *	22,636	225,681
Targa Resources Corp.	113,577	5,863,981
TechnipFMC plc *	210,970	1,196,200
Tellurian, Inc. *	189,486	617,724
Texas Pacific Land Corp.	3,051	3,687,957
The Williams Cos., Inc.	599,337	16,056,238
Transocean Ltd. *	313,523	946,839
US Silica Holdings, Inc. *	28,018	271,775
Valaris Ltd. *	32,108	997,274
Valero Energy Corp.	201,568	13,492,962
Whiting Petroleum Corp. *	19,943	1,290,113
World Fuel Services Corp.	31,481	786,710
		613,112,983

Food & Staples Retailing 1.2%
Albertsons Cos., Inc., Class A	47,257	1,662,974
BJ's Wholesale Club Holdings, Inc. *	67,092	4,438,136
Casey's General Stores, Inc.	17,964	3,490,226
Costco Wholesale Corp.	217,687	117,416,014
Grocery Outlet Holding Corp. *	44,219	1,280,582
Ingles Markets, Inc., Class A	6,786	521,029
Performance Food Group Co. *	75,384	3,038,729
PriceSmart, Inc.	11,267	808,069
Rite Aid Corp. *	27,322	336,607
SpartanNash Co.	17,440	417,339
Sprouts Farmers Market, Inc. *	58,517	1,548,360
Sysco Corp.	251,355	17,604,904
The Andersons, Inc.	16,504	560,806
The Chefs' Warehouse, Inc. *	15,980	496,499
The Kroger Co.	335,863	13,948,390
United Natural Foods, Inc. *	27,982	1,391,265
US Foods Holding Corp. *	110,120	3,459,970
Walgreens Boots Alliance, Inc.	352,514	15,792,627
Walmart, Inc.	704,758	99,110,118
Weis Markets, Inc.	8,586	540,489
		287,863,133

Food, Beverage & Tobacco 2.5%
Altria Group, Inc.	907,606	38,700,320
AppHarvest, Inc. *(a)	13,471	67,490
Archer-Daniels-Midland Co.	274,783	17,094,250
B&G Foods, Inc. (a)	33,153	998,900
SECURITY	NUMBER OF SHARES	VALUE ($)
Beyond Meat, Inc. *(a)	29,822	2,095,294
Brown-Forman Corp., Class A	27,285	1,791,806
Brown-Forman Corp., Class B	90,384	6,359,418
Bunge Ltd.	69,222	5,992,549
Calavo Growers, Inc.	8,434	341,914
Cal-Maine Foods, Inc.	18,448	665,235
Campbell Soup Co.	101,339	4,087,002
Celsius Holdings, Inc. *	18,689	1,278,515
Coca-Cola Consolidated, Inc.	2,174	1,240,419
Conagra Brands, Inc.	237,057	7,242,091
Constellation Brands, Inc., Class A	82,931	18,686,842
Darling Ingredients, Inc. *	80,154	5,411,998
Flowers Foods, Inc.	97,691	2,522,382
Fresh Del Monte Produce, Inc.	15,439	382,270
Freshpet, Inc. *	21,345	2,305,687
General Mills, Inc.	298,561	18,442,113
Hormel Foods Corp.	139,720	5,784,408
Hostess Brands, Inc. *	65,732	1,116,787
Ingredion, Inc.	32,778	3,052,615
J&J Snack Foods Corp.	7,246	989,659
John B Sanfilippo & Son, Inc.	4,398	362,395
Kellogg Co.	126,876	7,762,274
Keurig Dr Pepper, Inc.	364,554	12,391,190
Lamb Weston Holdings, Inc.	71,934	3,734,813
Lancaster Colony Corp.	9,611	1,405,128
McCormick & Co., Inc. Non-Voting Shares	122,848	10,542,815
MGP Ingredients, Inc.	6,390	498,292
Mission Produce, Inc. *	16,763	296,873
Molson Coors Beverage Co., Class B	93,281	4,145,408
Mondelez International, Inc., Class A	687,257	40,506,928
Monster Beverage Corp. *	184,576	15,463,777
National Beverage Corp.	10,960	569,262
PepsiCo, Inc.	681,582	108,903,172
Philip Morris International, Inc.	767,360	65,946,918
Pilgrim's Pride Corp. *	23,941	672,263
Post Holdings, Inc. *	28,681	2,770,585
Sanderson Farms, Inc.	10,323	1,938,453
Seaboard Corp.	126	490,143
Simply Good Foods Co. *	41,162	1,521,759
Tattooed Chef, Inc. *(a)	23,818	383,232
The Boston Beer Co., Inc., Class A *	4,633	2,090,271
The Coca-Cola Co.	1,915,928	100,490,424
The Duckhorn Portfolio, Inc. *	15,187	291,742
The Hain Celestial Group, Inc. *	46,356	1,827,817
The Hershey Co.	72,168	12,809,098
The J.M. Smucker Co.	53,568	6,774,745
The Kraft Heinz Co.	349,758	11,755,366
Tootsie Roll Industries, Inc.	8,950	281,478
TreeHouse Foods, Inc. *	28,319	1,039,307
Turning Point Brands, Inc.	7,095	269,610
Tyson Foods, Inc., Class A	145,179	11,463,334
Universal Corp.	13,064	608,390
Utz Brands, Inc.	29,358	414,241
Vector Group Ltd.	63,363	984,661
Vital Farms, Inc. *	12,467	210,817
		578,266,945

Health Care Equipment & Services 5.9%
1Life Healthcare, Inc. *	57,472	915,529
Abbott Laboratories	874,252	109,954,674
ABIOMED, Inc. *	22,368	7,040,999
Acadia Healthcare Co., Inc. *	44,261	2,486,140
Accolade, Inc. *	28,340	727,488
AdaptHealth Corp. *	47,868	939,649
Addus HomeCare Corp. *	7,581	661,215
Agiliti, Inc. *	13,706	288,648
agilon health, Inc. *	23,527	517,594

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Align Technology, Inc. *	36,121	22,089,075
Alignment Healthcare, Inc. *	14,226	230,603
Allscripts Healthcare Solutions, Inc. *	62,164	1,033,787
Amedisys, Inc. *	16,130	2,252,555
American Well Corp., Class A *	89,911	584,422
AmerisourceBergen Corp.	73,485	8,505,889
AMN Healthcare Services, Inc. *	23,369	2,664,300
AngioDynamics, Inc. *	18,232	469,474
Anthem, Inc.	120,071	48,776,442
Apollo Medical Holdings, Inc. *	18,488	1,731,771
Apria, Inc. *	4,442	124,953
AtriCure, Inc. *	22,935	1,454,079
Atrion Corp.	662	470,013
Avanos Medical, Inc. *	23,663	713,913
Aveanna Healthcare Holdings, Inc. *	19,414	125,026
AxoGen, Inc. *	22,016	210,693
Axonics, Inc. *	22,823	1,241,799
Baxter International, Inc.	246,133	18,354,138
Becton Dickinson & Co.	141,632	33,586,612
BioLife Solutions, Inc. *	14,600	557,136
Bioventus, Inc., Class A *	6,008	74,679
Boston Scientific Corp. *	700,564	26,670,471
Brookdale Senior Living, Inc. *	92,822	543,937
Butterfly Network, Inc. *	64,929	457,749
Cano Health, Inc. *	82,956	774,809
Cardinal Health, Inc.	143,302	6,624,851
Cardiovascular Systems, Inc. *	20,482	409,640
Castle Biosciences, Inc. *	11,543	477,072
Centene Corp. *	286,997	20,494,456
Cerner Corp.	144,870	10,206,092
Certara, Inc. *	50,509	1,360,207
Cerus Corp. *	89,346	615,594
Change Healthcare, Inc. *	125,970	2,554,672
Chemed Corp.	7,719	3,593,117
Cigna Corp.	167,274	32,099,881
Clover Health Investments Corp. *(a)	124,861	619,311
Community Health Systems, Inc. *	60,442	727,117
Computer Programs & Systems, Inc. *	6,878	202,695
CONMED Corp.	14,514	1,908,010
CorVel Corp. *	4,578	860,664
Covetrus, Inc. *	51,345	923,183
CryoLife, Inc. *	18,628	320,215
CryoPort, Inc. *	22,371	1,486,329
CVS Health Corp.	649,687	57,861,124
Danaher Corp.	313,367	100,791,362
DaVita, Inc. *	33,131	3,130,880
Dentsply Sirona, Inc.	107,711	5,249,834
DexCom, Inc. *	47,574	26,764,657
Doximity, Inc., Class A *	24,016	1,624,682
Edwards Lifesciences Corp. *	307,374	32,984,304
Encompass Health Corp.	49,415	2,847,292
Envista Holdings Corp. *	78,690	3,053,172
Evolent Health, Inc., Class A *	38,332	996,632
Figs, Inc., Class A *(a)	17,409	578,675
Fulgent Genetics, Inc. *	9,514	889,749
Glaukos Corp. *	23,678	1,018,864
Globus Medical, Inc., Class A *	38,386	2,403,731
GoodRx Holdings, Inc., Class A *	31,639	1,263,029
Guardant Health, Inc. *	49,936	5,249,272
Haemonetics Corp. *	25,492	1,306,465
Hanger, Inc. *	18,096	305,280
HCA Healthcare, Inc.	121,329	27,370,609
Health Catalyst, Inc. *	24,910	1,080,845
HealthEquity, Inc. *	40,851	2,233,733
HealthStream, Inc. *	11,427	265,335
Henry Schein, Inc. *	68,938	4,898,734
Heska Corp. *	5,155	829,749
Hill-Rom Holdings, Inc.	32,463	5,047,997
SECURITY	NUMBER OF SHARES	VALUE ($)
Hims & Hers Health, Inc. *	61,779	404,652
Hologic, Inc. *	124,296	9,288,640
Humana, Inc.	63,264	26,552,533
ICU Medical, Inc. *	9,786	2,213,691
IDEXX Laboratories, Inc. *	42,007	25,543,197
Inari Medical, Inc. *	15,688	1,294,888
Innovage Holding Corp. *	9,030	71,969
Inogen, Inc. *	9,280	283,504
Inspire Medical Systems, Inc. *	13,406	2,993,158
Insulet Corp. *	33,907	9,780,135
Integer Holdings Corp. *	16,172	1,289,555
Integra LifeSciences Holdings Corp. *	35,303	2,257,627
Intersect ENT, Inc. *	15,530	415,738
Intuitive Surgical, Inc. *	176,004	57,085,137
iRhythm Technologies, Inc. *	14,385	1,519,056
Laboratory Corp. of America Holdings *	47,639	13,592,836
Lantheus Holdings, Inc. *	33,863	906,851
LeMaitre Vascular, Inc.	9,553	446,985
LHC Group, Inc. *	15,657	1,796,171
LifeStance Health Group, Inc. *	15,081	119,743
LivaNova plc *	26,155	2,096,585
Magellan Health, Inc. *	12,416	1,176,913
Masimo Corp. *	24,781	6,892,092
McKesson Corp.	76,106	16,496,737
MEDNAX, Inc. *	42,793	1,050,996
Medtronic plc	661,984	70,633,693
Meridian Bioscience, Inc. *	20,563	409,409
Merit Medical Systems, Inc. *	24,434	1,535,921
Mesa Laboratories, Inc.	2,510	775,063
ModivCare, Inc. *	5,942	814,232
Molina Healthcare, Inc. *	28,761	8,202,062
Multiplan Corp. *	129,397	522,764
National HealthCare Corp.	6,110	394,034
National Research Corp.	6,166	246,948
Natus Medical, Inc. *	18,232	412,043
Neogen Corp. *	53,020	2,127,693
Nevro Corp. *	17,261	1,503,088
NextGen Healthcare, Inc. *	27,499	426,235
Novocure Ltd. *	43,952	4,115,665
NuVasive, Inc. *	25,407	1,221,060
Oak Street Health, Inc. *	68,894	2,132,269
Omnicell, Inc. *	21,395	3,786,915
Option Care Health, Inc. *	68,093	1,723,434
OraSure Technologies, Inc. *	39,114	364,934
Ortho Clinical Diagnostics Holdings plc *	55,483	1,061,945
Orthofix Medical, Inc. *	9,269	283,724
OrthoPediatrics Corp. *	6,493	361,725
Outset Medical, Inc. *	20,144	954,826
Owens & Minor, Inc.	36,857	1,474,280
Patterson Cos., Inc.	43,853	1,380,054
Penumbra, Inc. *	16,931	4,159,100
PetIQ, Inc. *	14,177	283,115
Phreesia, Inc. *	24,579	1,417,717
Premier, Inc., Class A	60,644	2,248,073
Privia Health Group, Inc. *	13,021	300,785
Progyny, Inc. *	33,886	1,720,392
Pulmonx Corp. *	17,235	556,691
Quest Diagnostics, Inc.	60,249	8,957,821
Quidel Corp. *	18,671	2,755,093
R1 RCM, Inc. *	66,857	1,592,534
RadNet, Inc. *	22,825	615,362
ResMed, Inc.	71,750	18,285,488
Schrodinger, Inc. *	22,947	899,063
SeaSpine Holdings Corp. *	14,982	201,208
Select Medical Holdings Corp.	53,611	1,439,455
Sema4 Holdings Corp. *(a)	62,560	417,275
Senseonics Holdings, Inc. *	202,689	636,443

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sharecare, Inc. *(a)	140,419	888,852
Shockwave Medical, Inc. *	17,299	3,117,972
SI-BONE, Inc. *	15,345	295,391
Sight Sciences, Inc. *(a)	5,085	106,531
Signify Health, Inc., Class A *	11,806	160,444
Silk Road Medical, Inc. *	16,899	685,761
Simulations Plus, Inc.	7,453	350,067
SmileDirectClub, Inc. *(a)	54,279	166,637
STAAR Surgical Co. *	23,493	2,236,299
STERIS plc	49,184	10,748,180
Stryker Corp.	165,277	39,109,497
Surgery Partners, Inc. *	18,406	816,490
Surmodics, Inc. *	6,374	280,010
Tabula Rasa HealthCare, Inc. *	12,350	140,420
Tactile Systems Technology, Inc. *	10,224	199,368
Tandem Diabetes Care, Inc. *	31,354	4,029,616
Teladoc Health, Inc. *	78,596	7,957,845
Teleflex, Inc.	23,098	6,869,807
Tenet Healthcare Corp. *	52,688	3,839,375
The Cooper Cos., Inc.	24,179	9,102,668
The Ensign Group, Inc.	25,375	1,936,874
The Joint Corp. *	6,944	554,964
The Pennant Group, Inc. *	12,687	257,927
Tivity Health, Inc. *	21,222	505,508
TransMedics Group, Inc. *	14,032	309,265
Treace Medical Concepts, Inc. *	5,826	100,848
Triple-S Management Corp., Class B *	10,988	390,294
UnitedHealth Group, Inc.	464,811	206,478,342
Universal Health Services, Inc., Class B	37,413	4,442,046
US Physical Therapy, Inc.	6,327	543,995
Vapotherm, Inc. *	10,669	234,718
Varex Imaging Corp. *	19,731	563,320
Veeva Systems, Inc., Class A *	67,867	19,177,857
ViewRay, Inc. *	68,582	352,511
Vocera Communications, Inc. *	17,090	997,031
Zimmer Biomet Holdings, Inc.	102,786	12,293,206
		1,351,918,329

Household & Personal Products 1.3%
BellRing Brands, Inc., Class A *	17,836	383,831
Central Garden & Pet Co. *	5,239	252,415
Central Garden & Pet Co., Class A *	19,259	834,878
Church & Dwight Co., Inc.	120,893	10,805,416
Colgate-Palmolive Co.	416,064	31,213,121
Coty, Inc., Class A *	164,532	1,600,896
Edgewell Personal Care Co.	25,935	1,101,200
elf Beauty, Inc. *	22,356	673,363
Energizer Holdings, Inc.	31,212	1,160,774
Herbalife Nutrition Ltd. *	49,165	1,836,804
Inter Parfums, Inc.	8,925	783,883
Kimberly-Clark Corp.	166,066	21,640,061
Medifast, Inc.	5,838	1,201,110
Nu Skin Enterprises, Inc., Class A	24,752	1,086,118
Revlon, Inc., Class A *	5,626	63,968
Reynolds Consumer Products, Inc.	27,071	789,932
Spectrum Brands Holdings, Inc.	20,599	2,061,960
The Beauty Health Co. *	42,394	1,100,548
The Clorox Co.	60,537	9,858,451
The Estee Lauder Cos., Inc., Class A	114,062	37,876,568
The Honest Co., Inc. *	12,942	110,525
The Procter & Gamble Co.	1,196,747	173,025,681
USANA Health Sciences, Inc. *	5,431	541,579
WD-40 Co.	6,869	1,541,060
		301,544,142

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 1.9%
Aflac, Inc.	303,072	16,408,318
Alleghany Corp. *	6,748	4,365,146
Ambac Financial Group, Inc. *	27,197	406,323
American Equity Investment Life Holding Co.	41,591	1,398,705
American Financial Group, Inc.	32,119	4,291,420
American International Group, Inc.	420,143	22,099,522
American National Group, Inc.	6,314	1,194,924
AMERISAFE, Inc.	9,627	511,097
Aon plc, Class A	111,313	32,923,046
Arch Capital Group Ltd. *	195,013	7,874,625
Argo Group International Holdings Ltd.	17,333	940,835
Arthur J. Gallagher & Co.	101,663	16,560,903
Assurant, Inc.	28,989	4,409,227
Assured Guaranty Ltd.	35,863	1,756,211
Athene Holding Ltd., Class A *	63,402	5,193,892
Axis Capital Holdings Ltd.	38,797	1,927,435
Brighthouse Financial, Inc. *	41,268	2,006,037
Brown & Brown, Inc.	114,402	7,368,633
BRP Group, Inc., Class A *	25,489	944,113
Chubb Ltd.	215,715	38,714,371
Cincinnati Financial Corp.	73,715	8,396,138
CNA Financial Corp.	13,276	552,813
CNO Financial Group, Inc.	65,259	1,478,769
eHealth, Inc. *	13,035	287,813
Employers Holdings, Inc.	15,365	593,243
Enstar Group Ltd. *	6,022	1,343,508
Erie Indemnity Co., Class A	12,221	2,270,784
Everest Re Group Ltd.	19,650	5,037,867
Fidelity National Financial, Inc.	140,435	6,868,676
First American Financial Corp.	54,089	4,012,322
Genworth Financial, Inc., Class A *	252,176	963,312
Globe Life, Inc.	46,193	3,997,542
Goosehead Insurance, Inc., Class A	9,586	1,258,833
Hippo Holdings, Inc. *(a)	181,992	666,091
Horace Mann Educators Corp.	21,865	810,536
Independence Holding Co.	3,320	187,580
James River Group Holdings Ltd.	18,362	485,491
Kemper Corp.	29,973	1,658,106
Kinsale Capital Group, Inc.	10,499	2,183,792
Lemonade, Inc. *(a)	18,840	931,638
Lincoln National Corp.	87,287	5,789,747
Loews Corp.	98,964	5,290,615
Markel Corp. *	6,693	7,996,930
Marsh & McLennan Cos., Inc.	249,936	40,994,503
MBIA, Inc. *	27,227	320,189
Mercury General Corp.	12,820	654,076
MetLife, Inc.	358,361	21,021,456
MetroMile, Inc. *	22,880	58,115
National Western Life Group, Inc., Class A	1,192	242,751
Old Republic International Corp.	137,171	3,286,617
Oscar Health, Inc., Class A *	19,174	172,566
Palomar Holdings, Inc. *	11,930	871,844
Primerica, Inc.	19,221	2,828,370
Principal Financial Group, Inc.	122,417	8,395,358
ProAssurance Corp.	28,230	649,290
Prudential Financial, Inc.	190,283	19,458,340
Reinsurance Group of America, Inc.	33,555	3,184,705
RenaissanceRe Holdings Ltd.	23,162	3,569,496
RLI Corp.	19,696	2,024,355
Root, Inc., Class A *	44,946	178,885
Ryan Specialty Group Holdings, Inc., Class A *	28,522	1,091,537
Safety Insurance Group, Inc.	7,517	580,839
Selective Insurance Group, Inc.	29,120	2,199,725

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Selectquote, Inc. *	61,901	557,109
SiriusPoint Ltd. *	41,818	321,999
State Auto Financial Corp.	10,497	540,176
Stewart Information Services Corp.	13,661	972,936
The Allstate Corp.	145,133	15,778,860
The Hanover Insurance Group, Inc.	17,529	2,134,156
The Hartford Financial Services Group, Inc.	171,331	11,324,979
The Progressive Corp.	288,167	26,782,241
The Travelers Cos., Inc.	122,543	18,007,694
Trupanion, Inc. *	16,580	2,044,646
United Fire Group, Inc.	11,398	238,446
Unum Group	101,453	2,343,564
W.R. Berkley Corp.	68,865	5,277,814
White Mountains Insurance Group Ltd.	1,523	1,527,417
Willis Towers Watson plc	63,602	14,363,876
		448,355,859

Materials 2.7%
AdvanSix, Inc.	14,111	639,087
Air Products and Chemicals, Inc.	108,965	31,320,900
Albemarle Corp.	57,367	15,287,732
Alcoa Corp.	91,205	4,243,769
Allegheny Technologies, Inc. *	62,594	891,339
Amcor plc	760,326	8,606,890
Amyris, Inc. *	93,442	641,012
AptarGroup, Inc.	32,200	3,850,798
Arconic Corp. *	53,365	1,425,913
Ashland Global Holdings, Inc.	27,363	2,765,578
Avery Dennison Corp.	40,612	8,328,303
Avient Corp.	46,004	2,530,680
Axalta Coating Systems Ltd. *	105,204	3,189,785
Balchem Corp.	15,796	2,495,768
Ball Corp.	161,031	15,048,347
Berry Global Group, Inc. *	66,374	4,583,125
Cabot Corp.	28,217	1,480,828
Carpenter Technology Corp.	24,152	663,697
Celanese Corp.	54,391	8,232,622
Century Aluminum Co. *	24,471	323,751
CF Industries Holdings, Inc.	106,274	6,439,142
Chase Corp.	3,389	334,121
Clearwater Paper Corp. *	8,822	355,085
Cleveland-Cliffs, Inc. *	224,476	4,568,087
Coeur Mining, Inc. *	131,011	733,662
Commercial Metals Co.	60,574	1,871,737
Compass Minerals International, Inc.	17,072	830,553
Corteva, Inc.	362,154	16,296,930
Crown Holdings, Inc.	65,044	6,881,655
Danimer Scientific, Inc. *(a)	36,424	485,896
Diversey Holdings Ltd. *	30,909	407,381
Dow, Inc.	366,872	20,152,279
DuPont de Nemours, Inc.	257,377	19,035,603
Eagle Materials, Inc.	20,622	3,180,325
Eastman Chemical Co.	67,175	7,005,681
Ecolab, Inc.	122,460	27,121,216
Ecovyst, Inc.	23,872	228,455
Element Solutions, Inc.	108,342	2,477,782
Ferro Corp. *	39,718	838,844
FMC Corp.	63,309	6,342,929
Forterra, Inc. *	13,466	320,356
Freeport-McMoRan, Inc.	721,606	26,757,150
Gatos Silver, Inc. *	22,906	309,460
GCP Applied Technologies, Inc. *	26,325	614,425
Glatfelter Corp.	23,051	379,650
Graphic Packaging Holding Co.	138,716	2,738,254
Greif, Inc., Class A	15,895	964,509
H.B. Fuller Co.	26,090	1,908,744
SECURITY	NUMBER OF SHARES	VALUE ($)
Hawkins, Inc.	10,140	336,445
Hecla Mining Co.	264,263	1,464,017
Huntsman Corp.	102,457	3,246,862
Ingevity Corp. *	19,494	1,401,814
Innospec, Inc.	12,028	976,674
International Flavors & Fragrances, Inc.	122,414	17,403,598
International Paper Co.	192,894	8,780,535
Kaiser Aluminum Corp.	7,863	701,615
Koppers Holdings, Inc. *	9,506	287,081
Kraton Corp. *	15,602	718,628
Kronos Worldwide, Inc.	9,368	131,152
Linde plc	254,325	80,910,955
Livent Corp. *	79,198	2,398,907
Louisiana-Pacific Corp.	47,142	3,080,730
LyondellBasell Industries N.V., Class A	129,557	11,288,301
Martin Marietta Materials, Inc.	30,576	12,337,722
Materion Corp.	9,601	812,821
McEwen Mining, Inc. *(a)	212,946	210,817
Mercer International, Inc.	21,254	227,418
Minerals Technologies, Inc.	16,370	1,075,018
MP Materials Corp. *	36,557	1,606,315
Myers Industries, Inc.	19,351	376,957
Neenah, Inc.	8,434	392,097
NewMarket Corp.	3,663	1,213,552
Newmont Corp.	393,126	21,590,480
Nucor Corp.	144,747	15,380,816
O-I Glass, Inc. *	79,350	878,404
Olin Corp.	70,721	3,843,686
Orion Engineered Carbons S.A. *	29,866	524,148
Packaging Corp. of America	46,778	6,108,739
Pactiv Evergreen, Inc.	20,066	249,019
PPG Industries, Inc.	116,819	18,009,985
PureCycle Technologies, Inc. *(a)	36,953	454,522
Quaker Chemical Corp.	6,450	1,469,632
Ranpak Holdings Corp. *	19,631	777,977
Reliance Steel & Aluminum Co.	30,942	4,598,909
Resolute Forest Products, Inc.	24,102	272,594
Royal Gold, Inc.	32,163	3,217,265
RPM International, Inc.	64,320	5,855,693
Schnitzer Steel Industries, Inc., Class A	13,156	632,804
Schweitzer-Mauduit International, Inc.	15,197	436,154
Sealed Air Corp.	74,123	4,604,521
Sensient Technologies Corp.	20,692	2,013,125
Silgan Holdings, Inc.	41,247	1,710,513
Sonoco Products Co.	47,991	2,789,717
Steel Dynamics, Inc.	95,067	5,685,007
Stepan Co.	10,379	1,169,817
Summit Materials, Inc., Class A *	57,690	2,151,837
SunCoke Energy, Inc.	45,476	276,949
Sylvamo Corp. *	17,531	530,839
The Chemours Co.	81,476	2,419,837
The Mosaic Co.	182,485	6,244,637
The Scotts Miracle-Gro Co.	20,141	2,918,229
The Sherwin-Williams Co.	119,454	39,567,943
TimkenSteel Corp. *	19,876	284,624
TriMas Corp.	22,416	742,418
Trinseo plc	18,981	896,473
Tronox Holdings plc, Class A	57,085	1,255,299
United States Lime & Minerals, Inc.	858	102,231
United States Steel Corp.	133,561	3,019,814
Valvoline, Inc.	89,456	3,047,766
Verso Corp., Class A	12,460	263,404
Vulcan Materials Co.	65,535	12,559,127
Warrior Met Coal, Inc.	25,839	555,280
Westlake Chemical Corp.	16,462	1,529,649

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Westrock Co.	131,370	5,700,144
Worthington Industries, Inc.	15,646	750,695
		614,600,588

Media & Entertainment 8.3%
Activision Blizzard, Inc.	382,603	22,420,536
Advantage Solutions, Inc. *	52,118	376,813
Alphabet, Inc., Class A *	148,352	421,015,558
Alphabet, Inc., Class C *	138,800	395,446,752
Altice USA, Inc., Class A *	112,130	1,776,139
AMC Entertainment Holdings, Inc., Class A *	253,241	8,595,000
AMC Networks, Inc., Class A *	14,705	567,760
Angi, Inc. *	39,536	379,941
Bumble, Inc., Class A *	34,800	1,192,248
Cable One, Inc.	2,395	4,244,084
Cardlytics, Inc. *	16,445	1,111,353
Cargurus, Inc. *	43,377	1,626,638
Cars.com, Inc. *	32,407	540,549
Charter Communications, Inc., Class A *	62,419	40,340,151
Cinemark Holdings, Inc. *	54,461	845,235
Clear Channel Outdoor Holdings, Inc. *	243,728	748,245
Comcast Corp., Class A	2,255,538	112,731,789
Discovery, Inc., Class A *(a)	84,693	1,970,806
Discovery, Inc., Class C *	146,970	3,337,689
DISH Network Corp., Class A *	121,846	3,807,688
Electronic Arts, Inc.	139,982	17,388,564
Eventbrite, Inc., Class A *	39,021	589,217
Fox Corp., Class A	158,050	5,643,966
Fox Corp., Class B	73,186	2,459,050
fuboTV, Inc. *	70,041	1,374,204
Gannett Co., Inc. *	65,355	333,964
Gray Television, Inc.	45,760	943,571
IAC/InterActiveCorp *	40,719	5,442,094
iHeartMedia, Inc., Class A *	53,107	1,041,428
Integral Ad Science Holding Corp. *	7,010	157,304
John Wiley & Sons, Inc., Class A	22,138	1,150,733
Liberty Broadband Corp., Class A *	12,051	1,826,691
Liberty Broadband Corp., Class C *	71,280	11,037,708
Liberty Media Corp. - Liberty Braves, Class A *	5,451	151,919
Liberty Media Corp. - Liberty Braves, Class C *	17,367	477,766
Liberty Media Corp. - Liberty Formula One, Class A *	13,027	750,485
Liberty Media Corp. - Liberty Formula One, Class C *	99,212	6,043,995
Liberty Media Corp. - Liberty SiriusXM, Class A *	39,832	1,943,802
Liberty Media Corp. - Liberty SiriusXM, Class C *	77,790	3,806,265
Lions Gate Entertainment Corp., Class A *	28,141	412,266
Lions Gate Entertainment Corp., Class B *	62,087	847,488
Live Nation Entertainment, Inc. *	65,299	6,964,138
Loyalty Ventures, Inc. *	9,790	280,973
Madison Square Garden Entertainment Corp. *	12,864	850,568
Madison Square Garden Sports Corp. *	8,581	1,478,249
Magnite, Inc. *	56,457	995,337
Match Group, Inc. *	136,479	17,740,905
MediaAlpha, Inc., Class A *	11,085	170,931
Meredith Corp. *	20,044	1,182,596
SECURITY	NUMBER OF SHARES	VALUE ($)
Meta Platforms, Inc., Class A *	1,174,671	381,133,753
Netflix, Inc. *	217,928	139,887,983
News Corp., Class A	191,205	4,133,852
News Corp., Class B	59,535	1,282,979
Nexstar Media Group, Inc., Class A	20,609	3,081,046
Omnicom Group, Inc.	105,489	7,100,465
Pinterest, Inc., Class A *	273,932	10,973,716
Playtika Holding Corp. *	50,012	860,206
QuinStreet, Inc. *	23,300	356,723
Roku, Inc. *	57,424	13,070,277
Scholastic Corp.	14,757	555,453
Sinclair Broadcast Group, Inc., Class A	23,837	556,117
Sirius XM Holdings, Inc. (a)	465,590	2,840,099
Skillz, Inc. *(a)	125,887	1,169,490
Snap, Inc., Class A *	515,002	24,519,245
Take-Two Interactive Software, Inc. *	57,470	9,533,124
TechTarget, Inc. *	12,471	1,205,073
TEGNA, Inc.	108,265	2,138,234
The E.W. Scripps Co., Class A	28,020	519,211
The Interpublic Group of Cos., Inc.	193,580	6,424,920
The New York Times Co., Class A	81,651	3,878,423
The Walt Disney Co. *	894,880	129,668,112
TripAdvisor, Inc. *	48,357	1,250,512
Twitter, Inc. *	392,343	17,239,551
ViacomCBS, Inc., Class B	303,458	9,392,025
Vimeo, Inc. *	77,082	1,488,453
Warner Music Group Corp., Class A	47,653	2,064,804
WideOpenWest, Inc. *	24,050	447,330
World Wrestling Entertainment, Inc., Class A	22,298	1,100,629
Yelp, Inc. *	34,715	1,190,030
Ziff Davis, Inc. *	23,227	2,644,858
ZipRecruiter, Inc., Class A *	5,645	156,084
ZoomInfo Technologies, Inc., Class A *	89,572	5,526,592
Zynga, Inc., Class A *	502,918	3,032,596
		1,906,983,116

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
10X Genomics, Inc., Class A *	44,685	6,828,315
4D Molecular Therapeutics, Inc. *	10,419	239,637
AbbVie, Inc.	870,211	100,317,924
Absci Corp. *	6,275	66,201
ACADIA Pharmaceuticals, Inc. *	57,242	1,099,046
Adagio Therapeutics, Inc. *	8,971	421,996
Adaptive Biotechnologies Corp. *	53,782	1,403,172
Aerie Pharmaceuticals, Inc. *	13,903	140,420
Agenus, Inc. *	109,037	343,467
Agilent Technologies, Inc.	149,005	22,484,854
Agios Pharmaceuticals, Inc. *	29,104	1,036,684
Akero Therapeutics, Inc. *	12,083	256,885
Akoya Biosciences, Inc. *	5,421	70,365
Alector, Inc. *	29,259	604,198
Aligos Therapeutics, Inc. *	9,733	149,110
Alkermes plc *	78,838	1,728,129
Allakos, Inc. *	17,286	1,354,358
Allogene Therapeutics, Inc. *	37,124	686,423
Allovir, Inc. *	14,692	256,522
Alnylam Pharmaceuticals, Inc. *	58,304	10,716,275
ALX Oncology Holdings, Inc. *	10,287	330,830
Amgen, Inc.	279,850	55,656,568
Amicus Therapeutics, Inc. *	122,446	1,311,397
Amneal Pharmaceuticals, Inc. *	54,329	227,095
Amphastar Pharmaceuticals, Inc. *	21,649	423,454
AnaptysBio, Inc. *	11,063	357,888
Anavex Life Sciences Corp. *	37,181	721,311
Anika Therapeutics, Inc. *	7,581	296,645

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Annexon, Inc. *	13,115	213,643
Antares Pharma, Inc. *	88,200	284,886
Apellis Pharmaceuticals, Inc. *	39,620	1,667,210
Applied Molecular Transport, Inc. *	9,381	159,477
Arcturus Therapeutics Holdings, Inc. *	10,491	417,017
Arcus Biosciences, Inc. *	23,566	1,032,191
Arcutis Biotherapeutics, Inc. *	15,415	255,427
Arena Pharmaceuticals, Inc. *	30,788	1,677,638
Arrowhead Pharmaceuticals, Inc. *	51,811	3,629,361
Arvinas, Inc. *	21,336	1,613,215
Atara Biotherapeutics, Inc. *	43,996	787,088
Atea Pharmaceuticals, Inc. *	26,484	214,256
Avantor, Inc. *	288,649	11,395,863
Avid Bioservices, Inc. *	29,499	901,489
Avidity Biosciences, Inc. *	21,363	477,036
Axsome Therapeutics, Inc. *	15,715	542,796
Beam Therapeutics, Inc. *	21,524	1,703,625
Berkeley Lights, Inc. *	20,932	436,851
BioAtla, Inc. *	8,097	204,449
BioCryst Pharmaceuticals, Inc. *	89,521	1,079,623
Biogen, Inc. *	73,249	17,267,719
Biohaven Pharmaceutical Holding Co., Ltd. *	28,554	3,204,901
BioMarin Pharmaceutical, Inc. *	90,002	7,766,273
Bionano Genomics, Inc. *(a)	137,806	538,821
Bio-Rad Laboratories, Inc., Class A *	10,529	7,930,443
Bio-Techne Corp.	19,012	8,974,234
Bioxcel Therapeutics, Inc. *	9,898	226,961
Blueprint Medicines Corp. *	29,227	2,811,637
Bridgebio Pharma, Inc. *	54,126	2,192,103
Bristol-Myers Squibb Co.	1,094,034	58,673,043
Bruker Corp.	49,414	4,002,040
C4 Therapeutics, Inc. *	18,228	676,623
Cara Therapeutics, Inc. *	21,076	277,782
CareDx, Inc. *	26,251	1,132,468
Caribou Biosciences, Inc. *	9,422	175,155
Cassava Sciences, Inc. *(a)	18,553	992,400
Catalent, Inc. *	83,789	10,780,293
Catalyst Pharmaceuticals, Inc. *	51,242	358,694
Celldex Therapeutics, Inc. *	22,850	870,585
Century Therapeutics, Inc. *	5,077	97,021
Cerevel Therapeutics Holdings, Inc. *	27,230	849,304
Charles River Laboratories International, Inc. *	24,619	9,007,354
ChemoCentryx, Inc. *	21,236	770,442
Chimerix, Inc. *	36,351	228,648
Clene, Inc. *	11,527	65,589
Clovis Oncology, Inc. *	35,951	113,605
Codexis, Inc. *	27,855	966,847
Coherus Biosciences, Inc. *	33,242	617,304
Collegium Pharmaceutical, Inc. *	17,387	305,663
Corcept Therapeutics, Inc. *	53,911	1,132,131
Cortexyme, Inc. *(a)	8,302	108,009
Crinetics Pharmaceuticals, Inc. *	15,508	423,679
Cullinan Oncology, Inc. *	11,964	215,352
Cytek Biosciences, Inc. *	6,919	139,556
Cytokinetics, Inc. *	40,663	1,599,682
Day One Biopharmaceuticals, Inc. *(a)	5,084	93,393
Deciphera Pharmaceuticals, Inc. *	21,803	188,160
Denali Therapeutics, Inc. *	45,475	2,103,673
Design Therapeutics, Inc. *	6,701	112,175
Dicerna Pharmaceuticals, Inc. *	35,484	1,348,747
Dynavax Technologies Corp. *	54,485	879,933
Dyne Therapeutics, Inc. *	13,485	191,622
Eagle Pharmaceuticals, Inc. *	6,561	312,828
Edgewise Therapeutics, Inc. *(a)	6,132	106,819
Editas Medicine, Inc. *	34,010	1,110,767
SECURITY	NUMBER OF SHARES	VALUE ($)
Elanco Animal Health, Inc. *	234,484	6,739,070
Eli Lilly & Co.	390,993	96,981,904
Emergent BioSolutions, Inc. *	23,702	1,045,732
Enanta Pharmaceuticals, Inc. *	8,611	760,179
Endo International plc *	93,056	521,114
Epizyme, Inc. *	47,782	156,247
Erasca, Inc. *(a)	8,795	124,625
Evelo Biosciences, Inc. *(a)	13,253	114,241
Exact Sciences Corp. *	84,768	7,236,644
Exelixis, Inc. *	156,160	2,621,926
Fate Therapeutics, Inc. *	39,950	2,197,649
FibroGen, Inc. *	42,400	530,424
Finch Therapeutics Group, Inc. *	5,082	84,463
Forma Therapeutics Holdings, Inc. *	15,992	231,724
G1 Therapeutics, Inc. *	10,622	137,024
Generation Bio Co. *	21,868	375,474
Gilead Sciences, Inc.	617,960	42,595,983
Global Blood Therapeutics, Inc. *	28,020	791,845
Gossamer Bio, Inc. *	25,617	277,688
Halozyme Therapeutics, Inc. *	69,437	2,283,089
Harmony Biosciences Holdings, Inc. *	11,288	384,808
Heron Therapeutics, Inc. *	54,838	518,219
Horizon Therapeutics plc *	110,998	11,517,152
Humanigen, Inc. *(a)	25,552	154,845
IGM Biosciences, Inc. *	4,242	211,761
Illumina, Inc. *	72,361	26,435,644
ImmunityBio, Inc. *	30,514	237,704
ImmunoGen, Inc. *	91,407	563,981
Immunovant, Inc. *	8,827	67,968
Incyte Corp. *	92,855	6,288,141
Inhibrx, Inc. *	10,187	411,860
Innoviva, Inc. *	32,259	539,370
Inovio Pharmaceuticals, Inc. *(a)	104,197	754,386
Insmed, Inc. *	58,652	1,614,103
Instil Bio, Inc. *	9,642	211,931
Intellia Therapeutics, Inc. *	33,594	3,863,646
Intra-Cellular Therapies, Inc. *	37,186	1,505,289
Invitae Corp. *	99,036	1,683,612
Ionis Pharmaceuticals, Inc. *	69,941	1,853,436
Iovance Biotherapeutics, Inc. *	68,276	1,278,127
IQVIA Holdings, Inc. *	94,173	24,403,049
Ironwood Pharmaceuticals, Inc. *	81,441	903,181
iTeos Therapeutics, Inc. *	10,085	356,000
Jazz Pharmaceuticals plc *	30,543	3,661,189
Johnson & Johnson	1,296,561	202,172,757
Karuna Therapeutics, Inc. *	11,266	1,440,921
Keros Therapeutics, Inc. *	7,540	420,657
Kinnate Biopharma, Inc. *	6,917	138,202
Kodiak Sciences, Inc. *	16,638	1,528,034
Kronos Bio, Inc. *	20,455	241,574
Krystal Biotech, Inc. *	9,144	736,549
Kura Oncology, Inc. *	32,159	448,940
Kymera Therapeutics, Inc. *	17,399	965,992
Lexicon Pharmaceuticals, Inc. *	38,409	175,913
Ligand Pharmaceuticals, Inc. *	7,990	1,293,741
Lyell Immunopharma, Inc. *(a)	11,365	108,536
MacroGenics, Inc. *	27,705	487,608
Madrigal Pharmaceuticals, Inc. *	6,148	508,501
MannKind Corp. *	130,101	602,368
Maravai LifeSciences Holdings, Inc., Class A *	53,590	2,461,925
Medpace Holdings, Inc. *	14,070	2,918,259
Merck & Co., Inc.	1,246,972	93,410,673
Mersana Therapeutics, Inc. *	34,442	232,139
Mettler-Toledo International, Inc. *	11,391	17,247,455
MiMedx Group, Inc. *	37,641	263,863
Mirati Therapeutics, Inc. *	24,096	3,295,610
Moderna, Inc. *	172,916	60,940,786
Monte Rosa Therapeutics, Inc. *(a)	5,586	108,313

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Morphic Holding, Inc. *	12,654	603,596
Myovant Sciences Ltd. *	20,801	349,665
Myriad Genetics, Inc. *	37,940	981,128
NanoString Technologies, Inc. *	22,978	944,396
Natera, Inc. *	42,982	3,931,134
Nektar Therapeutics *	92,932	1,046,414
NeoGenomics, Inc. *	60,317	2,066,460
Neurocrine Biosciences, Inc. *	46,491	3,870,376
NGM Biopharmaceuticals, Inc. *	18,701	336,992
Nkarta, Inc. *	7,896	125,467
Novavax, Inc. *	36,697	7,656,095
Nurix Therapeutics, Inc. *	19,845	571,933
Nuvation Bio, Inc. *	58,273	522,709
Ocugen, Inc. *(a)	98,169	622,391
Olema Pharmaceuticals, Inc. *	14,676	128,415
Omeros Corp. *(a)	31,194	224,597
OPKO Health, Inc. *	208,715	820,250
Organogenesis Holdings, Inc. *	30,382	305,643
Organon & Co.	126,004	3,683,097
ORIC Pharmaceuticals, Inc. *	15,963	220,928
Pacific Biosciences of California, Inc. *	97,605	2,265,412
Pacira BioSciences, Inc. *	21,593	1,136,224
Passage Bio, Inc. *	18,819	137,191
PerkinElmer, Inc.	55,379	10,087,839
Perrigo Co., plc	66,322	2,434,681
Personalis, Inc. *	18,337	248,466
Pfizer, Inc.	2,761,714	148,386,893
Phathom Pharmaceuticals, Inc. *	9,297	166,788
Phibro Animal Health Corp., Class A	10,368	203,109
Pliant Therapeutics, Inc. *	11,669	165,466
PMV Pharmaceuticals, Inc. *	13,486	293,320
Poseida Therapeutics, Inc. *	16,568	115,148
PPD, Inc. *	57,393	2,703,210
Praxis Precision Medicines, Inc. *	17,701	302,864
Precigen, Inc. *	48,158	189,743
Precision BioSciences, Inc. *	21,411	193,984
Prelude Therapeutics, Inc. *(a)	5,688	81,282
Prestige Consumer Healthcare, Inc. *	24,819	1,388,623
Prometheus Biosciences, Inc. *	6,028	179,032
Protagonist Therapeutics, Inc. *	21,926	737,152
Prothena Corp. plc *	17,078	856,462
PTC Therapeutics, Inc. *	34,317	1,275,220
Quanterix Corp. *	16,669	666,260
Radius Health, Inc. *	23,511	386,991
RAPT Therapeutics, Inc. *	9,822	320,688
Reata Pharmaceuticals, Inc., Class A *	13,619	1,165,786
Recursion Pharmaceuticals, Inc., Class A *(a)	13,163	251,677
Regeneron Pharmaceuticals, Inc. *	51,655	32,879,957
REGENXBIO, Inc. *	18,647	596,704
Relay Therapeutics, Inc. *	36,981	1,087,981
Repligen Corp. *	25,008	7,164,792
Replimune Group, Inc. *	14,687	418,433
Revance Therapeutics, Inc. *	34,648	473,985
REVOLUTION Medicines, Inc. *	30,953	856,160
Rhythm Pharmaceuticals, Inc. *	11,273	100,893
Rocket Pharmaceuticals, Inc. *	23,373	571,002
Royalty Pharma plc, Class A	174,261	6,930,360
Rubius Therapeutics, Inc. *	21,634	267,396
Sage Therapeutics, Inc. *	26,290	1,022,944
Sana Biotechnology, Inc. *	40,971	778,859
Sangamo Therapeutics, Inc. *	62,139	515,132
Sarepta Therapeutics, Inc. *	42,337	3,421,253
Scholar Rock Holding Corp. *	13,011	345,442
Seagen, Inc. *	65,296	10,447,360
Seer, Inc. *	17,623	393,169
Seres Therapeutics, Inc. *	39,591	425,999
SECURITY	NUMBER OF SHARES	VALUE ($)
Shattuck Labs, Inc. *	14,187	120,306
Silverback Therapeutics, Inc. *	7,968	56,015
Sorrento Therapeutics, Inc. *(a)	148,785	886,759
Sotera Health Co. *	48,424	1,033,368
SpringWorks Therapeutics, Inc. *	13,451	966,454
Stoke Therapeutics, Inc. *	9,838	244,966
Supernus Pharmaceuticals, Inc. *	26,887	805,803
Syndax Pharmaceuticals, Inc. *	22,525	359,724
Syneos Health, Inc. *	51,168	4,971,483
Tarsus Pharmaceuticals, Inc. *	2,785	74,081
Taysha Gene Therapies, Inc. *	11,915	154,657
TCR2 Therapeutics, Inc. *	18,856	97,108
TG Therapeutics, Inc. *	65,809	1,000,297
Theravance Biopharma, Inc. *	13,664	114,778
Thermo Fisher Scientific, Inc.	193,751	122,611,445
Travere Therapeutics, Inc. *	26,361	752,607
Turning Point Therapeutics, Inc. *	24,423	929,539
Twist Bioscience Corp. *	24,098	2,301,359
Ultragenyx Pharmaceutical, Inc. *	33,414	2,513,735
uniQure N.V. *	18,692	520,572
United Therapeutics Corp. *	22,124	4,192,498
Vanda Pharmaceuticals, Inc. *	26,186	424,213
Vaxart, Inc. *(a)	59,372	472,601
Vaxcyte, Inc. *	15,795	321,902
VBI Vaccines, Inc. *	130,919	397,994
Veracyte, Inc. *	35,387	1,467,853
Vericel Corp. *	22,727	845,672
Vertex Pharmaceuticals, Inc. *	127,626	23,858,404
Verve Therapeutics, Inc. *(a)	7,029	239,548
Viatris, Inc.	596,889	7,347,704
Vir Biotechnology, Inc. *	36,118	1,712,716
Vor BioPharma, Inc. *	4,495	51,872
Waters Corp. *	30,239	9,920,509
West Pharmaceutical Services, Inc.	36,627	16,213,308
Xencor, Inc. *	28,504	1,032,415
Y-mAbs Therapeutics, Inc. *	17,299	295,467
Zentalis Pharmaceuticals, Inc. *	17,973	1,474,685
Zoetis, Inc.	233,342	51,811,258
Zogenix, Inc. *	24,744	278,370
		1,574,461,614

Real Estate 3.4%
Acadia Realty Trust	45,007	908,691
Agree Realty Corp.	33,871	2,288,325
Alexander & Baldwin, Inc.	35,948	791,934
Alexander's, Inc.	1,052	268,881
Alexandria Real Estate Equities, Inc.	68,342	13,673,184
American Assets Trust, Inc.	25,897	890,857
American Campus Communities, Inc.	68,499	3,544,138
American Finance Trust, Inc.	61,797	490,668
American Homes 4 Rent, Class A	134,425	5,389,098
American Tower Corp.	224,094	58,820,193
Americold Realty Trust	130,808	4,269,573
Apartment Income REIT Corp.	77,749	3,946,539
Apple Hospitality REIT, Inc.	106,142	1,594,253
Armada Hoffler Properties, Inc.	28,072	391,604
AvalonBay Communities, Inc.	68,615	16,390,065
Boston Properties, Inc.	69,834	7,530,899
Brandywine Realty Trust	82,642	1,061,950
Brixmor Property Group, Inc.	146,302	3,326,907
Broadstone Net Lease, Inc.	77,413	1,935,325
Camden Property Trust	49,369	8,156,253
CareTrust REIT, Inc.	48,257	975,274
CBRE Group, Inc., Class A *	165,120	15,780,518
Centerspace	6,618	676,293
Chatham Lodging Trust *	23,750	282,863
City Office REIT, Inc.	21,550	359,454
Columbia Property Trust, Inc.	59,816	1,148,467

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Community Healthcare Trust, Inc.	11,036	474,879
CorePoint Lodging, Inc. *	19,376	298,972
CoreSite Realty Corp.	21,836	3,735,048
Corporate Office Properties Trust	56,689	1,454,640
Cousins Properties, Inc.	73,806	2,786,915
Crown Castle International Corp.	212,797	38,654,575
CubeSmart	105,354	5,680,688
Cushman & Wakefield plc *	72,660	1,284,629
CyrusOne, Inc.	61,320	5,458,706
DiamondRock Hospitality Co. *	110,065	958,666
Digital Realty Trust, Inc.	139,209	23,350,918
DigitalBridge Group, Inc. *	246,560	1,962,618
Diversified Healthcare Trust	70,432	196,505
Doma Holdings, Inc. *(a)	86,171	543,739
Douglas Emmett, Inc.	87,541	2,868,719
Duke Realty Corp.	185,825	10,839,172
Easterly Government Properties, Inc.	43,564	913,537
EastGroup Properties, Inc.	19,931	4,059,945
Empire State Realty Trust, Inc., Class A	69,825	634,709
EPR Properties	37,290	1,719,815
Equinix, Inc.	44,248	35,938,226
Equity Commonwealth *	60,232	1,532,904
Equity LifeStyle Properties, Inc.	83,818	6,814,403
Equity Residential	167,059	14,251,803
Essential Properties Realty Trust, Inc.	58,510	1,581,525
Essex Property Trust, Inc.	31,924	10,836,283
eXp World Holdings, Inc.	32,417	1,190,028
Extra Space Storage, Inc.	65,809	13,161,800
Federal Realty Investment Trust	34,285	4,205,741
First Industrial Realty Trust, Inc.	64,269	3,882,490
Forestar Group, Inc. *	9,883	195,881
Four Corners Property Trust, Inc.	36,221	978,691
Franklin Street Properties Corp.	25,135	144,778
FRP Holdings, Inc. *	3,539	207,527
Gaming & Leisure Properties, Inc.	108,648	4,902,198
Getty Realty Corp.	19,700	601,441
Gladstone Commercial Corp.	18,444	409,826
Global Medical REIT, Inc.	27,213	444,660
Global Net Lease, Inc.	47,712	677,510
Healthcare Realty Trust, Inc.	73,740	2,309,537
Healthcare Trust of America, Inc., Class A	109,538	3,719,910
Healthpeak Properties, Inc.	265,231	8,715,491
Highwoods Properties, Inc.	52,709	2,277,029
Host Hotels & Resorts, Inc. *	352,375	5,532,288
Hudson Pacific Properties, Inc.	76,667	1,866,075
Independence Realty Trust, Inc.	53,008	1,298,696
Industrial Logistics Properties Trust	32,082	710,937
Innovative Industrial Properties, Inc.	11,767	3,022,119
Invitation Homes, Inc.	283,922	11,481,806
Iron Mountain, Inc.	143,280	6,510,643
iStar, Inc. (a)	35,568	865,725
JBG SMITH Properties	56,802	1,578,528
Jones Lang LaSalle, Inc. *	24,869	5,841,977
Kennedy-Wilson Holdings, Inc.	60,016	1,301,747
Kilroy Realty Corp.	51,696	3,335,943
Kimco Realty Corp.	301,334	6,755,908
Kite Realty Group Trust	110,207	2,217,365
Lamar Advertising Co., Class A	42,812	4,677,639
Lexington Realty Trust	141,268	2,126,083
Life Storage, Inc.	38,334	5,065,455
LTC Properties, Inc.	19,638	623,703
Mack-Cali Realty Corp. *	40,491	676,605
Marcus & Millichap, Inc. *	11,425	489,561
Medical Properties Trust, Inc.	292,531	6,227,985
Mid-America Apartment Communities, Inc.	57,109	11,778,731
SECURITY	NUMBER OF SHARES	VALUE ($)
Monmouth Real Estate Investment Corp.	47,583	988,299
National Health Investors, Inc.	23,427	1,223,826
National Retail Properties, Inc.	86,015	3,793,262
National Storage Affiliates Trust	39,472	2,422,791
Newmark Group, Inc., Class A	81,353	1,306,529
NexPoint Residential Trust, Inc.	11,535	860,280
Office Properties Income Trust	25,990	616,743
Omega Healthcare Investors, Inc.	117,400	3,280,156
One Liberty Properties, Inc.	7,601	247,261
Opendoor Technologies, Inc. *	188,523	2,986,204
Orion Office REIT, Inc. *	27,211	483,539
Outfront Media, Inc.	72,539	1,812,750
Paramount Group, Inc.	85,747	682,546
Park Hotels & Resorts, Inc. *	117,406	1,953,636
Pebblebrook Hotel Trust	66,793	1,399,313
Physicians Realty Trust	109,137	1,945,913
Piedmont Office Realty Trust, Inc., Class A	64,391	1,119,116
PotlatchDeltic Corp.	33,987	1,840,056
Preferred Apartment Communities, Inc.	28,512	375,788
Prologis, Inc.	363,840	54,848,880
PS Business Parks, Inc.	9,911	1,736,407
Public Storage	74,957	24,539,423
Rayonier, Inc.	70,152	2,649,641
RE/MAX Holdings, Inc., Class A	9,900	272,151
Realogy Holdings Corp. *	57,839	878,574
Realty Income Corp.	272,358	18,498,555
Redfin Corp. *	51,674	2,102,615
Regency Centers Corp.	74,544	5,168,881
Retail Opportunity Investments Corp.	59,015	1,036,303
Retail Value, Inc.	8,489	51,613
Rexford Industrial Realty, Inc.	68,506	4,800,901
RLJ Lodging Trust	82,303	1,036,195
RPT Realty	41,670	530,042
Ryman Hospitality Properties, Inc. *	27,651	2,140,187
Sabra Health Care REIT, Inc.	107,168	1,385,682
Safehold, Inc.	6,931	495,844
Saul Centers, Inc.	5,781	284,599
SBA Communications Corp.	53,965	18,553,167
Seritage Growth Properties, Class A *	19,346	278,389
Service Properties Trust	84,352	717,836
Simon Property Group, Inc.	161,583	24,696,346
SITE Centers Corp.	85,391	1,285,988
SL Green Realty Corp.	33,210	2,305,770
Spirit Realty Capital, Inc.	58,070	2,587,599
STAG Industrial, Inc.	78,775	3,433,015
STORE Capital Corp.	121,104	3,989,166
Summit Hotel Properties, Inc. *	54,415	487,014
Sun Communities, Inc.	57,160	10,779,233
Sunstone Hotel Investors, Inc. *	107,985	1,173,797
Tanger Factory Outlet Centers, Inc.	52,840	1,046,760
Tejon Ranch Co. *	9,477	173,429
Terreno Realty Corp.	34,328	2,614,077
The GEO Group, Inc.	48,333	405,997
The Howard Hughes Corp. *	20,527	1,683,009
The Macerich Co.	105,172	1,983,544
The RMR Group, Inc., Class A	7,903	258,191
The St. Joe Co.	16,136	774,689
UDR, Inc.	136,376	7,736,611
UMH Properties, Inc.	22,480	518,838
Uniti Group, Inc.	115,951	1,538,670
Universal Health Realty Income Trust	6,439	358,459
Urban Edge Properties	52,522	904,954
Urstadt Biddle Properties, Inc., Class A	13,973	263,810
Ventas, Inc.	193,403	9,074,469
VICI Properties, Inc.	301,866	8,210,755

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vornado Realty Trust	78,122	3,135,817
Washington Real Estate Investment Trust	41,766	1,052,503
Welltower, Inc.	208,032	16,563,508
Weyerhaeuser Co.	369,210	13,885,988
WP Carey, Inc.	89,962	6,868,599
Xenia Hotels & Resorts, Inc. *	56,667	887,972
Zillow Group, Inc., Class A *	18,235	986,696
Zillow Group, Inc., Class C *	83,416	4,526,986
		773,270,954

Retailing 6.7%
1-800-Flowers.com, Inc., Class A *	12,500	372,250
Abercrombie & Fitch Co., Class A *	30,732	1,106,352
Academy Sports & Outdoors, Inc. *	42,637	1,902,463
Advance Auto Parts, Inc.	32,073	7,079,153
Amazon.com, Inc. *	214,588	752,575,137
American Eagle Outfitters, Inc.	74,186	1,920,676
America's Car-Mart, Inc. *	3,259	319,838
Arko Corp. *	32,583	307,258
Asbury Automotive Group, Inc. *	10,919	1,786,785
AutoNation, Inc. *	21,514	2,664,509
AutoZone, Inc. *	10,580	19,224,601
BARK, Inc. *(a)	41,619	223,078
Bath & Body Works, Inc.	130,430	9,799,206
Bed Bath & Beyond, Inc. *	53,217	975,468
Best Buy Co., Inc.	111,033	11,864,986
Big Lots, Inc.	17,842	773,986
Boot Barn Holdings, Inc. *	14,359	1,756,680
Burlington Stores, Inc. *	32,829	9,623,165
Caleres, Inc.	17,601	415,560
Camping World Holdings, Inc., Class A	20,905	916,893
CarMax, Inc. *	79,917	11,288,276
CarParts.com, Inc. *	23,101	285,759
Carvana Co. *	41,561	11,654,536
Chewy, Inc., Class A *	42,794	2,921,118
Chico's FAS, Inc. *	61,066	349,908
Conn's, Inc. *	9,721	212,695
ContextLogic, Inc., Class A *(a)	162,456	605,961
Designer Brands, Inc., Class A *	29,519	403,820
Dick's Sporting Goods, Inc.	32,342	3,802,126
Dillard's, Inc., Class A	2,146	587,789
Dollar General Corp.	116,017	25,674,562
Dollar Tree, Inc. *	114,674	15,346,821
DoorDash, Inc., Class A *	75,441	13,486,588
eBay, Inc.	320,541	21,623,696
Etsy, Inc. *	62,214	17,082,720
Five Below, Inc. *	27,314	5,556,760
Floor & Decor Holdings, Inc., Class A *	51,952	6,697,132
Foot Locker, Inc.	44,622	2,036,548
Franchise Group, Inc.	13,413	640,471
Funko, Inc., Class A *	12,880	210,459
GameStop Corp., Class A *	30,657	6,015,210
Genesco, Inc. *	6,537	413,138
Genuine Parts Co.	70,410	8,994,173
Group 1 Automotive, Inc.	8,956	1,744,181
Groupon, Inc. *	5,848	120,820
GrowGeneration Corp. *	26,197	427,011
Guess?, Inc.	20,238	456,367
Haverty Furniture Cos., Inc.	7,973	238,472
Hibbett, Inc.	7,166	558,590
Kohl's Corp.	77,071	3,948,347
Lands' End, Inc. *	7,352	169,170
Leslie's, Inc. *	64,217	1,345,988
Liquidity Services, Inc. *	14,340	325,088
Lithia Motors, Inc.	14,710	4,285,464
SECURITY	NUMBER OF SHARES	VALUE ($)
LKQ Corp.	133,062	7,438,166
Lowe's Cos., Inc.	347,986	85,113,896
Lumber Liquidators Holdings, Inc. *	13,394	205,464
Macy's, Inc.	154,803	4,411,886
MarineMax, Inc. *	10,159	541,170
Monro, Inc.	17,262	967,017
Murphy USA, Inc.	11,712	2,030,041
National Vision Holdings, Inc. *	40,136	1,928,133
Nordstrom, Inc. *	54,172	1,146,821
Ollie's Bargain Outlet Holdings, Inc. *	29,950	1,853,606
O'Reilly Automotive, Inc. *	33,958	21,670,637
Overstock.com, Inc. *	21,392	1,909,450
Party City Holdco, Inc. *	55,115	303,133
Penske Automotive Group, Inc.	15,094	1,503,664
Petco Health & Wellness Co., Inc. *	40,423	774,909
PetMed Express, Inc.	9,764	267,143
Pool Corp.	19,723	10,928,909
Porch Group, Inc. *	37,726	793,755
Quotient Technology, Inc. *	40,921	286,856
Qurate Retail, Inc., Class A	181,732	1,453,856
Rent-A-Center, Inc.	29,605	1,307,653
Revolve Group, Inc. *	18,634	1,419,352
RH *	8,263	4,818,816
Ross Stores, Inc.	175,170	19,109,295
Sally Beauty Holdings, Inc. *	54,124	1,060,289
Shift Technologies, Inc. *(a)	37,323	172,059
Shoe Carnival, Inc.	9,284	363,004
Shutterstock, Inc.	11,633	1,326,278
Signet Jewelers Ltd.	25,516	2,478,624
Sleep Number Corp. *	11,675	931,432
Sonic Automotive, Inc., Class A	10,370	465,717
Sportsman's Warehouse Holdings, Inc. *	26,893	457,988
Stitch Fix, Inc., Class A *	35,564	885,544
Target Corp.	243,879	59,467,455
The Aaron's Co., Inc.	17,124	380,153
The Buckle, Inc.	14,133	664,816
The Children's Place, Inc. *	6,840	591,865
The Container Store Group, Inc. *	16,349	190,139
The Gap, Inc.	106,037	1,752,792
The Home Depot, Inc.	524,150	209,979,731
The ODP Corp. *	23,339	881,281
The RealReal, Inc. *	41,175	641,095
The TJX Cos., Inc.	593,791	41,209,095
Torrid Holdings, Inc. *(a)	5,150	83,791
Tractor Supply Co.	56,337	12,694,416
Ulta Beauty, Inc. *	26,946	10,345,917
Urban Outfitters, Inc. *	34,112	1,080,327
Victoria's Secret & Co. *	37,031	2,010,043
Vroom, Inc. *	62,810	868,662
Wayfair, Inc., Class A *	38,184	9,463,523
Williams-Sonoma, Inc.	37,025	7,213,951
Winmark Corp.	1,401	353,192
Xometry, Inc., Class A *(a)	3,429	170,456
Zumiez, Inc. *	9,940	454,854
		1,535,939,925

Semiconductors & Semiconductor Equipment 6.1%
ACM Research, Inc., Class A *	6,049	528,804
Advanced Micro Devices, Inc. *	597,647	94,649,355
Allegro MicroSystems, Inc. *	25,973	811,137
Ambarella, Inc. *	17,731	3,183,069
Amkor Technology, Inc.	48,797	1,052,063
Analog Devices, Inc.	264,982	47,763,005
Applied Materials, Inc.	449,662	66,185,750
Axcelis Technologies, Inc. *	16,438	1,016,197
Broadcom, Inc.	202,329	112,025,521
Brooks Automation, Inc.	36,541	4,132,787

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CEVA, Inc. *	11,721	516,896
Cirrus Logic, Inc. *	28,338	2,272,141
CMC Materials, Inc.	14,658	1,946,582
Cohu, Inc. *	23,683	780,829
Diodes, Inc. *	21,454	2,281,633
Enphase Energy, Inc. *	66,466	16,616,500
Entegris, Inc.	66,665	9,738,423
First Solar, Inc. *	48,629	5,037,964
FormFactor, Inc. *	37,661	1,578,749
Ichor Holdings Ltd. *	14,612	699,769
Impinj, Inc. *	9,245	693,098
Intel Corp.	1,999,388	98,369,890
KLA Corp.	75,019	30,617,504
Kulicke & Soffa Industries, Inc.	30,547	1,761,340
Lam Research Corp.	70,144	47,687,398
Lattice Semiconductor Corp. *	66,590	5,056,179
MACOM Technology Solutions Holdings, Inc. *	23,765	1,708,941
Marvell Technology, Inc.	403,052	28,685,211
MaxLinear, Inc. *	34,742	2,339,179
Microchip Technology, Inc.	269,720	22,502,740
Micron Technology, Inc.	554,735	46,597,740
MKS Instruments, Inc.	27,152	4,131,448
Monolithic Power Systems, Inc.	21,257	11,764,899
NVIDIA Corp.	1,227,530	401,107,703
NXP Semiconductor N.V.	130,328	29,110,062
ON Semiconductor Corp. *	212,419	13,048,899
Onto Innovation, Inc. *	24,142	2,273,211
PDF Solutions, Inc. *	12,940	387,294
Photronics, Inc. *	34,092	450,355
Power Integrations, Inc.	29,626	2,963,489
Qorvo, Inc. *	54,923	8,031,390
QUALCOMM, Inc.	556,441	100,470,987
Rambus, Inc. *	53,871	1,449,130
Semtech Corp. *	32,028	2,743,839
Silicon Laboratories, Inc. *	19,699	3,866,323
SiTime Corp. *	7,300	2,178,904
SkyWater Technology, Inc. *	3,713	69,470
Skyworks Solutions, Inc.	81,532	12,365,143
SMART Global Holdings, Inc. *	11,319	645,409
SolarEdge Technologies, Inc. *	25,843	8,470,302
SunPower Corp. *	40,473	1,159,551
Synaptics, Inc. *	17,390	4,908,154
Teradyne, Inc.	80,933	12,372,228
Texas Instruments, Inc.	455,396	87,604,529
Ultra Clean Holdings, Inc. *	21,766	1,192,994
Universal Display Corp.	21,536	3,080,725
Veeco Instruments, Inc. *	24,506	651,369
Wolfspeed, Inc. *	56,864	6,972,664
Xilinx, Inc.	122,069	27,886,663
		1,410,193,528

Software & Services 14.9%
8x8, Inc. *	54,418	1,172,708
A10 Networks, Inc.	27,923	430,573
Accenture plc, Class A	312,721	111,766,485
ACI Worldwide, Inc. *	57,993	1,689,916
Adobe, Inc. *	234,867	157,325,660
Affirm Holdings, Inc. *	45,816	5,803,971
Agilysys, Inc. *	9,057	394,432
Akamai Technologies, Inc. *	80,328	9,052,966
Alarm.com Holdings, Inc. *	22,216	1,772,615
Alliance Data Systems Corp.	24,476	1,668,284
Altair Engineering, Inc., Class A *	22,488	1,674,232
Alteryx, Inc., Class A *	30,177	2,005,865
Anaplan, Inc. *	71,655	3,067,551
ANSYS, Inc. *	42,855	16,776,875
Appfolio, Inc., Class A *	9,292	1,119,593
SECURITY	NUMBER OF SHARES	VALUE ($)
Appian Corp. *	19,307	1,435,475
AppLovin Corp., Class A *	13,674	1,245,838
Asana, Inc., Class A *	38,460	3,997,917
Aspen Technology, Inc. *	33,350	4,836,751
Autodesk, Inc. *	108,409	27,556,484
Automatic Data Processing, Inc.	208,871	48,226,225
Avalara, Inc. *	42,336	5,913,492
Avaya Holdings Corp. *	41,641	810,750
AvePoint, Inc. *(a)	43,762	302,395
Bentley Systems, Inc., Class B	90,092	4,323,515
BigCommerce Holdings, Inc. *	29,219	1,322,744
Bill.com Holdings, Inc. *	43,403	12,189,733
Black Knight, Inc. *	77,528	5,540,926
Blackbaud, Inc. *	21,109	1,592,885
Blackline, Inc. *	26,003	2,861,630
Blend Labs, Inc., Class A *(a)	9,799	112,101
BM Technologies, Inc. *(b)	2,133	24,580
Bottomline Technologies (DE), Inc. *	19,313	865,995
Box, Inc., Class A *	75,856	1,775,789
Broadridge Financial Solutions, Inc.	57,007	9,609,670
BTRS Holdings, Inc. *	36,708	273,842
C3.ai, Inc., Class A *	34,676	1,281,625
Cadence Design Systems, Inc. *	136,359	24,198,268
Cantaloupe, Inc. *	26,525	239,256
Cass Information Systems, Inc.	5,794	232,687
CCC Intelligent Solutions Holdings, Inc. *(a)	26,879	345,395
CDK Global, Inc.	59,505	2,299,273
Cerence, Inc. *	18,556	1,395,040
Ceridian HCM Holding, Inc. *	66,225	7,245,015
ChannelAdvisor Corp. *	14,337	358,568
Citrix Systems, Inc.	61,335	4,933,174
Clear Secure, Inc., Class A *(a)	6,465	205,328
Cloudflare, Inc., Class A *	129,633	24,402,116
Cognizant Technology Solutions Corp., Class A	258,311	20,143,092
CommVault Systems, Inc. *	22,996	1,445,988
Concentrix Corp.	20,833	3,458,278
Conduent, Inc. *	84,354	425,144
Confluent, Inc., Class A *	13,610	1,061,852
Consensus Cloud Solutions, Inc. *	7,719	483,518
Couchbase, Inc. *	3,946	130,415
Coupa Software, Inc. *	36,134	7,106,112
Crowdstrike Holdings, Inc., Class A *	98,230	21,329,662
CS Disco, Inc. *	6,067	222,659
CSG Systems International, Inc.	15,612	822,909
Cyxtera Technologies, Inc. *(a)	15,801	156,588
Datadog, Inc., Class A *	118,230	21,079,227
Datto Holding Corp. *	14,014	328,768
Digital Turbine, Inc. *	43,234	2,293,996
DigitalOcean Holdings, Inc. *	8,554	862,329
DocuSign, Inc. *	96,093	23,673,471
Dolby Laboratories, Inc., Class A	31,850	2,656,609
Domo, Inc., Class B *	14,385	1,040,755
Dropbox, Inc., Class A *	142,582	3,508,943
Duck Creek Technologies, Inc. *	36,749	1,050,654
DXC Technology Co. *	124,435	3,731,806
Dynatrace, Inc. *	95,850	6,024,173
E2open Parent Holdings, Inc. *	86,212	1,050,062
Ebix, Inc.	11,748	359,019
Elastic N.V. *	35,080	5,453,537
Envestnet, Inc. *	27,050	2,073,924
EPAM Systems, Inc. *	27,850	16,948,118
Euronet Worldwide, Inc. *	26,236	2,659,543
Everbridge, Inc. *	18,915	2,145,339
EverCommerce, Inc. *	8,708	141,766
EVERTEC, Inc.	29,532	1,240,049
Evo Payments, Inc., Class A *	24,808	528,162
ExlService Holdings, Inc. *	16,354	2,123,894

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fair Isaac Corp. *	14,046	4,960,064
Fastly, Inc., Class A *	52,725	2,149,071
Fidelity National Information Services, Inc.	304,071	31,775,420
Fiserv, Inc. *	293,260	28,305,455
Five9, Inc. *	33,273	4,735,746
FleetCor Technologies, Inc. *	40,546	8,398,293
Flywire Corp. *	5,195	211,125
Fortinet, Inc. *	66,643	22,132,807
Gartner, Inc. *	41,104	12,834,724
Genpact Ltd.	84,489	4,078,284
Global Payments, Inc.	144,623	17,215,922
GoDaddy, Inc., Class A *	83,508	5,859,756
GreenSky, Inc., Class A *	34,259	388,497
Grid Dynamics Holdings, Inc. *	21,170	830,499
Guidewire Software, Inc. *	41,028	4,773,198
HubSpot, Inc. *	21,964	17,722,971
Intapp, Inc. *(a)	4,966	136,019
InterDigital, Inc.	14,910	1,012,538
International Business Machines Corp.	441,181	51,662,295
International Money Express, Inc. *	14,517	219,352
Intuit, Inc.	134,770	87,910,471
Jack Henry & Associates, Inc.	36,558	5,543,290
Jamf Holding Corp. *	26,783	863,216
Kaltura, Inc. *	6,699	31,753
Kyndryl Holdings, Inc. *	88,220	1,393,876
Latch, Inc. *(a)	44,784	370,812
LivePerson, Inc. *	32,568	1,259,079
LiveRamp Holdings, Inc. *	34,084	1,599,562
Mandiant, Inc. *	119,593	2,029,493
Manhattan Associates, Inc. *	31,190	4,870,630
Marathon Digital Holdings, Inc. *	48,983	2,501,562
Marqeta, Inc., Class A *(a)	41,643	818,701
Mastercard, Inc., Class A	429,054	135,117,686
Matterport, Inc. *(a)	90,612	2,934,017
MAXIMUS, Inc.	30,224	2,280,401
McAfee Corp., Class A	35,974	929,928
MeridianLink, Inc. *	6,135	135,277
Microsoft Corp.	3,702,736	1,224,087,494
MicroStrategy, Inc., Class A *(a)	3,758	2,711,134
Mimecast Ltd. *	29,581	2,396,061
Model N, Inc. *	15,650	439,765
Momentive Global, Inc. *	62,532	1,277,529
MoneyGram International, Inc. *	44,932	266,447
MongoDB, Inc. *	31,839	15,859,006
N-Able, Inc. *	32,506	383,571
nCino, Inc. *	27,684	1,719,730
NCR Corp. *	64,933	2,525,894
New Relic, Inc. *	28,545	3,163,642
NortonLifeLock, Inc.	287,528	7,145,071
Nuance Communications, Inc. *	142,116	7,886,017
Nutanix, Inc., Class A *	100,894	3,351,699
Okta, Inc. *	61,462	13,228,466
OneSpan, Inc. *	18,726	320,027
Oracle Corp.	812,578	73,733,328
Pagerduty, Inc. *	36,768	1,303,426
Palantir Technologies, Inc., Class A *	772,228	15,946,508
Palo Alto Networks, Inc. *	47,852	26,172,173
Paya Holdings, Inc. *	41,287	265,888
Paychex, Inc.	158,537	18,897,610
Paycom Software, Inc. *	23,688	10,363,026
Paycor HCM, Inc. *	15,406	453,553
Paylocity Holding Corp. *	19,372	4,888,330
Payoneer Global, Inc. *	94,387	731,499
PayPal Holdings, Inc. *	578,764	107,007,676
Pegasystems, Inc.	19,649	2,256,098
Perficient, Inc. *	16,026	2,196,043
Ping Identity Holding Corp. *	29,409	700,228
SECURITY	NUMBER OF SHARES	VALUE ($)
Progress Software Corp.	22,630	1,096,424
PROS Holdings, Inc. *	21,385	776,703
PTC, Inc. *	51,671	5,662,108
Q2 Holdings, Inc. *	27,565	2,213,470
Qualtrics International, Inc., Class A *	45,418	1,469,726
Qualys, Inc. *	16,856	2,196,168
Rackspace Technology, Inc. *	31,212	445,083
Rapid7, Inc. *	27,200	3,374,432
Repay Holdings Corp. *	38,470	629,369
RingCentral, Inc., Class A *	40,112	8,663,390
Riot Blockchain, Inc. *	40,638	1,518,642
Sabre Corp. *	158,898	1,196,502
Sailpoint Technologies Holdings, Inc. *	45,408	2,388,007
salesforce.com, Inc. *	478,617	136,386,700
SentinelOne, Inc., Class A *	17,989	970,866
ServiceNow, Inc. *	97,683	63,269,279
Shift4 Payments, Inc., Class A *	23,345	1,214,407
Smartsheet, Inc., Class A *	61,466	3,933,824
Snowflake, Inc., Class A *	112,323	38,206,668
SolarWinds Corp.	22,218	319,939
Splunk, Inc. *	80,693	9,763,853
Sprout Social, Inc., Class A *	22,124	2,470,808
SPS Commerce, Inc. *	17,480	2,464,505
Square, Inc., Class A *	195,845	40,800,389
Squarespace, Inc., Class A *	13,757	452,055
SS&C Technologies Holdings, Inc.	110,080	8,402,406
Sumo Logic, Inc. *	42,668	603,326
Switch, Inc., Class A	60,707	1,660,336
Synopsys, Inc. *	74,889	25,537,149
Telos Corp. *	26,092	410,949
Tenable Holdings, Inc. *	44,677	2,207,044
Teradata Corp. *	54,031	2,346,026
The Trade Desk, Inc., Class A *	213,456	22,075,620
The Western Union Co.	201,851	3,193,283
TTEC Holdings, Inc.	9,292	784,152
Tucows, Inc., Class A *(a)	4,658	378,835
Twilio, Inc., Class A *	82,341	23,561,877
Tyler Technologies, Inc. *	20,058	10,409,701
UiPath, Inc., Class A *	126,093	6,083,987
Unisys Corp. *	35,406	642,973
Unity Software, Inc. *	77,891	13,427,629
Upland Software, Inc. *	14,567	285,222
Varonis Systems, Inc. *	52,166	2,702,720
Verint Systems, Inc. *	30,950	1,472,911
VeriSign, Inc. *	48,112	11,542,550
Verra Mobility Corp. *	66,404	955,554
Visa, Inc., Class A	831,989	161,214,509
VMware, Inc., Class A	99,885	11,660,575
Vonage Holdings Corp. *	123,154	2,539,435
WEX, Inc. *	21,980	2,778,712
Workday, Inc., Class A *	92,973	25,495,986
Workiva, Inc. *	21,123	2,946,025
Xperi Holding Corp.	52,259	936,481
Yext, Inc. *	56,820	548,881
Zendesk, Inc. *	59,320	6,057,165
Zoom Video Communications, Inc., Class A *	106,655	22,547,934
Zscaler, Inc. *	38,387	13,319,137
Zuora, Inc., Class A *	54,430	1,078,258
		3,418,795,963

Technology Hardware & Equipment 7.5%
3D Systems Corp. *	61,840	1,408,715
908 Devices, Inc. *	6,876	165,024
ADTRAN, Inc.	23,396	476,810
Advanced Energy Industries, Inc.	18,981	1,664,444
Aeva Technologies, Inc. *(a)	48,737	484,933

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Amphenol Corp., Class A	294,684	23,745,637
Apple Inc.	7,737,626	1,279,029,578
Arista Networks, Inc. *	109,610	13,598,217
Arrow Electronics, Inc. *	35,342	4,299,354
Avid Technology, Inc. *	17,902	573,938
Avnet, Inc.	49,095	1,780,676
Badger Meter, Inc.	14,308	1,464,567
Belden, Inc.	22,866	1,410,146
Benchmark Electronics, Inc.	18,108	426,987
Calix, Inc. *	27,745	1,857,805
Casa Systems, Inc. *	14,631	73,009
CDW Corp.	67,740	12,827,246
Ciena Corp. *	76,227	4,591,152
Cisco Systems, Inc.	2,074,871	113,785,926
Cognex Corp.	86,989	6,719,900
Coherent, Inc. *	11,955	3,095,508
CommScope Holding Co., Inc. *	103,701	1,032,862
Comtech Telecommunications Corp.	13,278	337,128
Corning, Inc.	378,347	14,032,890
Corsair Gaming, Inc. *(a)	16,162	362,029
CTS Corp.	16,381	570,714
Dell Technologies, Inc., Class C *	136,808	7,725,548
Diebold Nixdorf, Inc. *	39,742	322,308
ePlus, Inc. *	6,830	720,497
Evolv Technologies Holdings, Inc. *(a)	26,915	145,879
Extreme Networks, Inc. *	62,498	843,723
F5, Inc. *	29,608	6,738,189
Fabrinet *	18,336	2,027,228
FARO Technologies, Inc. *	9,400	652,924
Harmonic, Inc. *	48,531	521,708
Hewlett Packard Enterprise Co.	643,697	9,237,052
HP, Inc.	589,569	20,799,994
II-VI, Inc. *	52,025	3,253,123
Infinera Corp. *	104,061	846,016
Inseego Corp. *(a)	40,270	260,144
Insight Enterprises, Inc. *	17,275	1,703,661
IPG Photonics Corp. *	17,715	2,908,626
Itron, Inc. *	22,700	1,405,357
Jabil, Inc.	70,766	4,136,980
Juniper Networks, Inc.	161,412	5,024,756
Keysight Technologies, Inc. *	90,364	17,573,991
Kimball Electronics, Inc. *	11,592	245,982
Knowles Corp. *	44,354	963,369
Littelfuse, Inc.	12,072	3,603,251
Lumentum Holdings, Inc. *	37,176	3,225,762
Methode Electronics, Inc.	18,592	826,786
MicroVision, Inc. *	81,288	575,519
Motorola Solutions, Inc.	83,419	21,120,022
Napco Security Technologies, Inc. *	7,420	344,807
National Instruments Corp.	65,243	2,708,889
NetApp, Inc.	109,556	9,737,337
NETGEAR, Inc. *	15,554	415,914
NetScout Systems, Inc. *	37,217	1,112,788
nLight, Inc. *	22,165	551,687
Novanta, Inc. *	17,490	2,823,761
OSI Systems, Inc. *	8,638	785,453
Ouster, Inc. *(a)	34,882	237,198
PAR Technology Corp. *	11,919	624,198
PC Connection, Inc.	5,714	250,502
Plantronics, Inc. *	20,976	535,308
Plexus Corp. *	14,068	1,183,682
Pure Storage, Inc., Class A *	129,688	4,016,437
Ribbon Communications, Inc. *	55,517	302,568
Rogers Corp. *	9,110	2,483,568
Sanmina Corp. *	31,103	1,136,504
ScanSource, Inc. *	12,211	381,594
Seagate Technology Holdings plc	102,981	10,573,059
Super Micro Computer, Inc. *	22,405	927,567
TD SYNNEX Corp.	20,157	2,085,443
SECURITY	NUMBER OF SHARES	VALUE ($)
TE Connectivity Ltd.	161,213	24,815,517
Teledyne Technologies, Inc. *	22,905	9,512,217
Trimble, Inc. *	123,160	10,575,749
TTM Technologies, Inc. *	54,423	749,949
Ubiquiti, Inc.	3,049	912,535
Velodyne Lidar, Inc. *(a)	32,016	176,728
ViaSat, Inc. *	36,009	1,594,839
Viavi Solutions, Inc. *	112,589	1,667,443
Vishay Intertechnology, Inc.	66,153	1,347,537
Vontier Corp.	84,018	2,647,407
Western Digital Corp. *	151,760	8,777,798
Xerox Holdings Corp.	70,074	1,290,763
Zebra Technologies Corp., Class A *	26,286	15,476,671
		1,729,987,007

Telecommunication Services 1.0%
Anterix, Inc. *	8,762	527,122
AT&T, Inc.	3,515,036	80,248,272
ATN International, Inc.	5,499	210,117
Bandwidth, Inc., Class A *	11,612	832,116
Cogent Communications Holdings, Inc.	20,836	1,561,241
Consolidated Communications Holdings, Inc. *	36,743	276,307
EchoStar Corp., Class A *	21,935	600,361
Frontier Communications Parent, Inc. *	101,390	3,387,440
Globalstar, Inc. *	342,720	476,381
Gogo, Inc. *(a)	33,952	435,265
IDT Corp., Class B *	8,291	450,035
Iridium Communications, Inc. *	64,778	2,490,714
Liberty Global plc, Class A *	84,696	2,235,974
Liberty Global plc, Class C *	170,884	4,552,350
Liberty Latin America Ltd., Class A *	24,385	277,014
Liberty Latin America Ltd., Class C *	76,212	856,623
Lumen Technologies, Inc.	493,156	6,085,545
Radius Global Infrastructure, Inc., Class A *	28,863	476,239
Shenandoah Telecommunications Co.	24,080	611,391
Telephone and Data Systems, Inc.	51,007	901,804
T-Mobile US, Inc. *	288,735	31,417,255
United States Cellular Corp. *	7,750	225,603
Verizon Communications, Inc.	2,041,749	102,638,722
		241,773,891

Transportation 1.9%
Air Transport Services Group, Inc. *	28,342	699,764
Alaska Air Group, Inc. *	61,522	2,988,124
Allegiant Travel Co. *	7,234	1,253,073
AMERCO	4,820	3,395,979
American Airlines Group, Inc. *	319,191	5,646,489
ArcBest Corp.	12,651	1,304,065
Atlas Air Worldwide Holdings, Inc. *	13,418	1,175,551
Avis Budget Group, Inc. *	23,408	6,427,603
C.H. Robinson Worldwide, Inc.	64,903	6,171,626
CSX Corp.	1,110,013	38,473,051
Daseke, Inc. *	30,302	292,414
Delta Air Lines, Inc. *	313,895	11,362,999
Expeditors International of Washington, Inc.	83,397	10,142,743
FedEx Corp.	121,296	27,942,959
Forward Air Corp.	13,616	1,344,580
Frontier Group Holdings, Inc. *	14,611	195,057
GXO Logistics, Inc. *	48,612	4,669,183
Hawaiian Holdings, Inc. *	24,084	440,255

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Heartland Express, Inc.	24,524	410,532
Hub Group, Inc., Class A *	17,200	1,335,924
J.B. Hunt Transport Services, Inc.	41,445	7,922,626
JetBlue Airways Corp. *	159,745	2,143,778
Joby Aviation, Inc. *(a)	128,675	1,020,393
Kansas City Southern	44,622	12,978,309
Kirby Corp. *	29,618	1,546,652
Knight-Swift Transportation Holdings, Inc.	80,515	4,609,484
Landstar System, Inc.	18,904	3,186,269
Lyft, Inc., Class A *	143,297	5,819,291
Marten Transport Ltd.	27,320	439,306
Matson, Inc.	20,886	1,702,836
Norfolk Southern Corp.	121,561	32,246,486
Old Dominion Freight Line, Inc.	46,067	16,361,616
Ryder System, Inc.	27,112	2,252,465
Saia, Inc. *	13,095	4,336,802
Schneider National, Inc., Class B	18,280	449,688
SkyWest, Inc. *	24,753	969,575
Southwest Airlines Co. *	290,880	12,915,072
Spirit Airlines, Inc. *	54,581	1,141,289
Sun Country Airlines Holdings, Inc. *	15,175	416,250
TuSimple Holdings, Inc., Class A *	16,558	662,154
Uber Technologies, Inc. *	798,581	30,346,078
Union Pacific Corp.	321,057	75,653,871
United Airlines Holdings, Inc. *	159,645	6,746,598
United Parcel Service, Inc., Class B	358,624	71,140,243
Universal Logistics Holdings, Inc.	5,419	100,739
Werner Enterprises, Inc.	29,130	1,314,054
Wheels Up Experience, Inc. *(a)	86,290	400,386
XPO Logistics, Inc. *	49,020	3,551,009
		428,045,290

Utilities 2.3%
ALLETE, Inc.	26,224	1,537,513
Alliant Energy Corp.	123,377	6,759,826
Ameren Corp.	127,009	10,362,664
American Electric Power Co., Inc.	246,333	19,965,290
American States Water Co.	18,323	1,725,660
American Water Works Co., Inc.	89,748	15,128,820
Atmos Energy Corp.	63,979	5,778,583
Avangrid, Inc.	33,572	1,699,415
Avista Corp.	33,724	1,298,711
Black Hills Corp.	32,017	2,052,930
California Water Service Group	24,859	1,566,366
CenterPoint Energy, Inc.	292,226	7,571,576
Chesapeake Utilities Corp.	8,430	1,073,645
Clearway Energy, Inc., Class A	19,213	663,425
Clearway Energy, Inc., Class C	38,637	1,441,933
CMS Energy Corp.	142,058	8,360,113
Consolidated Edison, Inc.	174,263	13,529,779
Dominion Energy, Inc.	397,746	28,319,515
DTE Energy Co.	95,149	10,308,443
Duke Energy Corp.	378,963	36,763,201
Edison International	187,612	12,247,311
Entergy Corp.	99,103	9,943,995
Essential Utilities, Inc.	108,814	5,143,638
Evergy, Inc.	112,395	7,114,604
Eversource Energy	169,283	13,926,912
Exelon Corp.	480,970	25,361,548
FirstEnergy Corp.	267,825	10,086,290
Hawaiian Electric Industries, Inc.	53,728	2,041,127
IDACORP, Inc.	24,684	2,582,440
MDU Resources Group, Inc.	97,541	2,656,041
MGE Energy, Inc.	17,958	1,303,571
Middlesex Water Co.	8,251	850,183
Montauk Renewables, Inc. *(a)	30,604	291,044
National Fuel Gas Co.	44,773	2,588,327
SECURITY	NUMBER OF SHARES	VALUE ($)
New Jersey Resources Corp.	48,415	1,780,704
NextEra Energy, Inc.	967,708	83,977,700
NiSource, Inc.	192,610	4,720,871
Northwest Natural Holding Co.	15,860	683,883
NorthWestern Corp.	25,901	1,432,325
NRG Energy, Inc.	119,833	4,316,385
OGE Energy Corp.	98,673	3,386,457
ONE Gas, Inc.	26,344	1,708,145
Ormat Technologies, Inc.	22,183	1,674,817
Otter Tail Corp.	20,499	1,340,430
PG&E Corp. *	742,401	8,819,724
Pinnacle West Capital Corp.	56,152	3,652,688
PNM Resources, Inc.	44,132	2,173,060
Portland General Electric Co.	44,269	2,154,572
PPL Corp.	380,556	10,590,873
Public Service Enterprise Group, Inc.	248,409	15,523,078
Sempra Energy	156,961	18,814,915
SJW Group	13,403	902,692
South Jersey Industries, Inc.	54,556	1,282,066
Southwest Gas Holdings, Inc.	29,899	1,967,653
Spire, Inc.	26,045	1,558,793
Sunnova Energy International, Inc. *	46,161	1,706,572
The AES Corp.	325,798	7,617,157
The Southern Co.	522,608	31,931,349
UGI Corp.	101,616	4,191,660
Unitil Corp.	7,893	327,086
Vistra Corp.	239,603	4,763,308
WEC Energy Group, Inc.	155,280	13,498,490
Xcel Energy, Inc.	265,546	16,923,247
York Water Co.	5,726	268,320
		525,733,459
Total Common Stocks (Cost $12,989,371,834)		22,966,166,975

RIGHTS 0.0% OF NET ASSETS

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	42,134	3,586
Total Rights (Cost $0)		3,586

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)	18,600,454	18,600,454
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)(e)	53,421,935	53,421,935
		72,022,389
Total Short-Term Investments (Cost $72,022,389)		72,022,389
Total Investments in Securities (Cost $13,061,394,223)		23,038,192,950

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/17/21	189	43,151,063	(683,614)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $50,892,235.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2021:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/21	BALANCE OF SHARES HELD AT 11/30/21	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Diversified Financials 0.2%
The Charles Schwab Corp.	$52,840,291	$1,801,262	($823,378)	($11,743)	$3,266,062	$57,072,494	737,466	$132,114

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$18,231,410,726	$—	$—	$18,231,410,726
Capital Goods	1,314,968,428	—	991,858	1,315,960,286
Software & Services	3,418,771,383	—	24,580	3,418,795,963
Rights[1]
Media & Entertainment	—	—	3,586	3,586
Short-Term Investments[1]	72,022,389	—	—	72,022,389
Liabilities
Futures Contracts[2]	(683,614)	—	—	(683,614)
Total	$23,036,489,312	$—	$1,020,024	$23,037,509,336

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1000 Index ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.7%
Aptiv plc *	13,782	2,209,944
Autoliv, Inc.	4,030	388,452
BorgWarner, Inc.	12,295	532,128
Ford Motor Co.	199,830	3,834,738
Fox Factory Holding Corp. *	2,135	375,269
General Motors Co. *	73,961	4,280,123
Gentex Corp.	12,171	419,047
Harley-Davidson, Inc.	7,816	286,300
Lear Corp.	3,030	508,404
QuantumScape Corp. *	11,913	343,571
Tesla, Inc. *	41,345	47,330,102
Thor Industries, Inc.	2,833	299,476
		60,807,554

Banks 4.0%
Bank of America Corp.	377,273	16,777,330
Bank OZK	6,187	276,621
BOK Financial Corp.	1,573	162,349
CIT Group, Inc.	5,127	251,531
Citigroup, Inc.	103,313	6,581,038
Citizens Financial Group, Inc.	21,681	1,024,861
Comerica, Inc.	6,791	560,461
Commerce Bancshares, Inc.	5,377	375,315
Cullen/Frost Bankers, Inc.	2,896	364,578
East West Bancorp, Inc.	7,220	555,940
Essent Group Ltd.	5,759	239,459
Fifth Third Bancorp	35,194	1,483,427
First Citizens BancShares, Inc., Class A	367	295,061
First Financial Bankshares, Inc.	6,515	325,229
First Horizon Corp.	27,763	447,817
First Republic Bank	8,983	1,883,376
Huntington Bancshares, Inc.	75,217	1,116,220
JPMorgan Chase & Co.	152,227	24,178,214
KeyCorp	48,713	1,093,120
M&T Bank Corp.	6,592	966,453
MGIC Investment Corp.	17,523	247,074
New York Community Bancorp, Inc.	23,657	283,411
People's United Financial, Inc.	21,649	368,899
Pinnacle Financial Partners, Inc.	3,914	373,435
Popular, Inc.	4,144	322,486
Prosperity Bancshares, Inc.	4,689	334,232
Regions Financial Corp.	48,615	1,105,991
Signature Bank	3,084	932,293
SVB Financial Group *	2,989	2,069,374
Synovus Financial Corp.	7,446	337,229
TFS Financial Corp.	2,435	43,830
The PNC Financial Services Group, Inc.	21,657	4,266,429
Truist Financial Corp.	67,996	4,032,843
U.S. Bancorp	68,800	3,807,392
Valley National Bancorp	20,463	275,023
Wells Fargo & Co.	209,286	9,999,685
SECURITY	NUMBER OF SHARES	VALUE ($)
Western Alliance Bancorp	5,282	579,858
Zions Bancorp NA	8,238	519,653
		88,857,537

Capital Goods 5.4%
3M Co.	29,490	5,014,480
A.O. Smith Corp.	6,823	539,358
Acuity Brands, Inc.	1,828	368,068
Advanced Drainage Systems, Inc.	2,853	352,945
AECOM *	7,312	504,089
AGCO Corp.	3,178	350,247
Allegion plc	4,588	567,260
AMETEK, Inc.	11,782	1,608,243
Axon Enterprise, Inc. *	3,328	561,733
AZEK Co., Inc. *	5,660	221,985
Builders FirstSource, Inc. *	10,524	730,787
BWX Technologies, Inc.	4,838	230,773
Carlisle Cos., Inc.	2,648	596,330
Carrier Global Corp.	44,160	2,389,939
Caterpillar, Inc.	27,916	5,397,559
ChargePoint Holdings, Inc. *	8,545	218,068
Chart Industries, Inc. *	1,808	315,586
Colfax Corp. *	6,568	305,018
Crane Co.	2,549	246,080
Cummins, Inc.	7,336	1,538,726
Deere & Co.	14,472	5,000,655
Donaldson Co., Inc.	6,380	360,023
Dover Corp.	7,317	1,198,890
Eaton Corp. plc	20,289	3,288,035
EMCOR Group, Inc.	2,749	328,066
Emerson Electric Co.	30,440	2,673,850
Fastenal Co.	29,321	1,734,924
Fortive Corp.	18,320	1,353,298
Fortune Brands Home & Security, Inc.	7,021	705,821
Generac Holdings, Inc. *	3,218	1,355,550
General Dynamics Corp.	11,821	2,233,814
General Electric Co.	55,951	5,314,786
Graco, Inc.	8,616	628,020
HEICO Corp.	2,173	301,004
HEICO Corp., Class A	3,837	476,555
Honeywell International, Inc.	35,195	7,117,837
Howmet Aerospace, Inc.	19,856	558,549
Hubbell, Inc.	2,767	541,502
Huntington Ingalls Industries, Inc.	2,032	360,700
IDEX Corp.	3,862	867,367
Illinois Tool Works, Inc.	14,601	3,389,622
Ingersoll Rand, Inc.	20,604	1,202,037
ITT, Inc.	4,425	418,517
Johnson Controls International plc	36,278	2,712,143
L3Harris Technologies, Inc.	10,253	2,143,697
Lennox International, Inc.	1,752	541,403
Lincoln Electric Holdings, Inc.	3,004	405,420
Lockheed Martin Corp.	12,559	4,186,166
Masco Corp.	12,567	828,165
MasTec, Inc. *	2,891	266,464

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nordson Corp.	2,746	698,006
Northrop Grumman Corp.	7,663	2,672,854
nVent Electric plc	8,637	300,827
Oshkosh Corp.	3,518	378,537
Otis Worldwide Corp.	21,768	1,750,147
Owens Corning	5,239	444,477
PACCAR, Inc.	17,671	1,474,115
Parker-Hannifin Corp.	6,566	1,983,326
Pentair plc	8,427	620,986
Plug Power, Inc. *	26,315	1,048,653
Quanta Services, Inc.	7,080	805,562
Raytheon Technologies Corp.	76,866	6,219,997
RBC Bearings, Inc. *	1,461	288,825
Regal Rexnord Corp.	3,450	545,445
Rockwell Automation, Inc.	5,916	1,988,959
Roper Technologies, Inc.	5,371	2,492,950
Sensata Technologies Holding plc *	8,099	451,114
SiteOne Landscape Supply, Inc. *	2,260	543,214
Snap-on, Inc.	2,740	564,193
Stanley Black & Decker, Inc.	8,316	1,453,304
Sunrun, Inc. *	10,437	480,520
Textron, Inc.	11,397	806,908
The Boeing Co. *	28,061	5,551,869
The Middleby Corp. *	2,831	494,519
The Timken Co.	3,544	233,302
The Toro Co.	5,431	546,141
Trane Technologies plc	12,099	2,258,278
TransDigm Group, Inc. *	2,670	1,543,394
Trex Co., Inc. *	5,891	782,148
United Rentals, Inc. *	3,678	1,245,886
Vertiv Holdings Co.	15,424	395,471
Virgin Galactic Holdings, Inc. *	9,003	144,048
W.W. Grainger, Inc.	2,229	1,073,063
Watsco, Inc.	1,677	490,875
WESCO International, Inc. *	2,283	283,389
Westinghouse Air Brake Technologies Corp.	9,595	851,748
WillScot Mobile Mini Holdings Corp. *	11,355	432,512
Woodward, Inc.	3,228	341,522
Xylem, Inc.	9,188	1,112,759
Zurn Water Solutions Corp.	6,128	214,786
		120,558,783

Commercial & Professional Services 1.1%
ADT, Inc.	7,635	63,447
ASGN, Inc. *	2,680	326,102
Booz Allen Hamilton Holding Corp.	6,923	581,117
CACI International, Inc., Class A *	1,189	308,462
Cintas Corp.	4,463	1,884,234
Clarivate plc *	19,104	445,887
Clean Harbors, Inc. *	2,560	259,686
Copart, Inc. *	10,841	1,573,680
CoStar Group, Inc. *	20,107	1,563,520
Dun & Bradstreet Holdings, Inc. *	7,638	145,122
Equifax, Inc.	6,193	1,725,679
Exponent, Inc.	2,659	309,774
IAA, Inc. *	6,829	329,841
IHS Markit Ltd.	20,325	2,597,941
Jacobs Engineering Group, Inc.	6,642	946,884
KBR, Inc.	7,237	318,428
Leidos Holdings, Inc.	7,185	631,633
ManpowerGroup, Inc.	2,786	249,709
MSA Safety, Inc.	1,855	265,859
Nielsen Holdings plc	18,258	349,823
Republic Services, Inc.	10,711	1,416,637
Robert Half International, Inc.	5,724	636,337
Rollins, Inc.	11,555	384,550
Stericycle, Inc. *	4,717	266,511
SECURITY	NUMBER OF SHARES	VALUE ($)
Tetra Tech, Inc.	2,750	507,870
TransUnion	9,770	1,086,326
TriNet Group, Inc. *	2,050	205,615
Upwork, Inc. *	6,081	226,578
Verisk Analytics, Inc.	8,211	1,846,408
Waste Management, Inc.	19,740	3,171,626
		24,625,286

Consumer Durables & Apparel 1.4%
Brunswick Corp.	3,978	373,574
Callaway Golf Co. *	5,866	158,147
Capri Holdings Ltd. *	7,690	455,402
Columbia Sportswear Co.	1,801	175,652
Crocs, Inc. *	3,168	519,615
D.R. Horton, Inc.	16,658	1,627,487
Deckers Outdoor Corp. *	1,404	569,182
Garmin Ltd.	7,737	1,033,199
Hanesbrands, Inc.	17,746	286,598
Hasbro, Inc.	6,603	639,897
Helen of Troy Ltd. *	1,215	292,207
Leggett & Platt, Inc.	6,752	272,713
Lennar Corp., Class A	13,993	1,469,965
Lululemon Athletica, Inc. *	6,030	2,740,092
Mattel, Inc. *	17,955	380,826
Mohawk Industries, Inc. *	2,847	477,926
Newell Brands, Inc.	19,273	413,791
NIKE, Inc., Class B	65,143	11,024,801
NVR, Inc. *	171	893,533
Peloton Interactive, Inc., Class A *	15,174	667,656
Polaris, Inc.	2,927	327,209
PulteGroup, Inc.	13,212	660,996
PVH Corp.	3,612	385,689
Ralph Lauren Corp.	2,514	291,725
Skechers U.S.A., Inc., Class A *	6,834	306,983
Tapestry, Inc.	14,355	575,923
Tempur Sealy International, Inc.	10,000	428,400
Toll Brothers, Inc.	5,858	371,807
TopBuild Corp. *	1,688	455,406
VF Corp.	16,583	1,189,499
Whirlpool Corp.	3,206	698,074
YETI Holdings, Inc. *	4,422	407,532
		30,571,506

Consumer Services 2.1%
Airbnb, Inc., Class A *	17,138	2,956,991
Aramark	13,002	434,267
Booking Holdings, Inc. *	2,091	4,394,968
Boyd Gaming Corp. *	4,153	243,407
Bright Horizons Family Solutions, Inc. *	3,081	378,809
Caesars Entertainment, Inc. *	10,914	983,024
Carnival Corp. *	40,943	721,416
Chegg, Inc. *	7,178	199,907
Chipotle Mexican Grill, Inc. *	1,432	2,353,363
Choice Hotels International, Inc.	1,684	241,738
Churchill Downs, Inc.	1,767	396,197
Coursera, Inc. *	4,029	120,830
Darden Restaurants, Inc.	6,676	920,954
Domino's Pizza, Inc.	1,877	983,811
DraftKings, Inc., Class A *	16,757	578,954
Expedia Group, Inc. *	7,422	1,195,610
Hilton Grand Vacations, Inc. *	4,438	210,805
Hilton Worldwide Holdings, Inc. *	14,230	1,922,046
Las Vegas Sands Corp. *	17,469	622,246
Marriott International, Inc., Class A *	13,947	2,058,019
Marriott Vacations Worldwide Corp.	2,177	332,319
McDonald's Corp.	38,045	9,305,807
MGM Resorts International	20,366	806,086

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Norwegian Cruise Line Holdings Ltd. *	18,753	365,871
Penn National Gaming, Inc. *	8,435	432,125
Planet Fitness, Inc., Class A *	4,268	348,653
Royal Caribbean Cruises Ltd. *	11,392	795,390
Scientific Games Corp., Class A *	4,987	318,769
Service Corp. International	8,588	568,182
Starbucks Corp.	60,115	6,591,009
Terminix Global Holdings, Inc. *	6,339	236,572
Texas Roadhouse, Inc.	3,526	292,446
The Wendy's Co.	9,150	188,307
Vail Resorts, Inc.	2,048	679,342
Wingstop, Inc.	1,513	242,988
Wyndham Hotels & Resorts, Inc.	4,737	376,497
Wynn Resorts Ltd. *	5,342	432,755
Yum! Brands, Inc.	15,060	1,849,970
		46,080,450

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	2,083	354,381
AGNC Investment Corp.	27,055	413,671
Ally Financial, Inc.	18,354	841,164
American Express Co.	32,805	4,996,202
Ameriprise Financial, Inc.	5,791	1,677,074
Annaly Capital Management, Inc.	73,739	597,286
Apollo Global Management, Inc.	10,639	753,028
Ares Management Corp., Class A	8,352	677,848
Berkshire Hathaway, Inc., Class B *	94,436	26,129,497
BlackRock, Inc.	7,291	6,595,512
Blackstone, Inc.	34,947	4,943,253
Capital One Financial Corp.	22,755	3,197,760
Cboe Global Markets, Inc.	5,459	703,883
CME Group, Inc.	18,312	4,038,162
Coinbase Global, Inc., Class A *	1,460	459,900
Credit Acceptance Corp. *	455	284,330
Discover Financial Services	15,239	1,643,526
Equitable Holdings, Inc.	19,502	613,533
Evercore, Inc., Class A	2,021	280,313
FactSet Research Systems, Inc.	1,928	903,403
Franklin Resources, Inc.	14,327	464,195
Interactive Brokers Group, Inc., Class A	4,425	326,654
Intercontinental Exchange, Inc.	28,698	3,751,403
Invesco Ltd.	17,401	388,564
Janus Henderson Group plc	8,737	373,332
Jefferies Financial Group, Inc.	10,064	378,205
KKR & Co., Inc.	29,700	2,211,165
Lazard Ltd., Class A	5,716	243,616
LPL Financial Holdings, Inc.	4,100	646,201
MarketAxess Holdings, Inc.	1,944	685,629
Moody's Corp.	8,258	3,225,905
Morgan Stanley	74,378	7,052,522
Morningstar, Inc.	1,217	377,672
MSCI, Inc.	4,195	2,640,543
Nasdaq, Inc.	5,974	1,214,096
New Residential Investment Corp.	23,487	249,667
Northern Trust Corp.	10,648	1,231,974
OneMain Holdings, Inc.	5,613	279,471
Raymond James Financial, Inc.	9,447	928,546
S&P Global, Inc.	12,281	5,596,820
SEI Investments Co.	5,449	324,924
SLM Corp.	15,557	276,603
Starwood Property Trust, Inc.	14,595	364,291
State Street Corp.	18,623	1,656,888
Stifel Financial Corp.	5,287	375,430
Synchrony Financial	28,991	1,298,507
T. Rowe Price Group, Inc.	11,579	2,315,221
The Bank of New York Mellon Corp.	40,475	2,217,625
The Carlyle Group, Inc.	7,032	384,580
The Charles Schwab Corp. (a)	76,218	5,898,511
SECURITY	NUMBER OF SHARES	VALUE ($)
The Goldman Sachs Group, Inc.	17,176	6,543,884
Tradeweb Markets, Inc., Class A	5,348	513,408
Upstart Holdings, Inc. *	2,341	479,647
Voya Financial, Inc.	5,746	357,056
		115,376,481

Energy 2.5%
APA Corp.	19,390	499,680
Baker Hughes Co.	42,123	983,151
Cheniere Energy, Inc.	12,004	1,258,139
Chesapeake Energy Corp.	5,278	314,252
Chevron Corp.	98,551	11,123,451
ConocoPhillips	68,265	4,787,424
Continental Resources, Inc.	3,001	133,064
Coterra Energy, Inc.	41,459	832,497
Devon Energy Corp.	32,215	1,354,963
Diamondback Energy, Inc.	8,646	922,788
EOG Resources, Inc.	29,719	2,585,553
EQT Corp. *	15,463	300,446
Exxon Mobil Corp.	215,750	12,910,480
Halliburton Co.	45,339	978,869
Hess Corp.	14,026	1,045,218
Kinder Morgan, Inc.	99,287	1,534,977
Marathon Oil Corp.	40,369	625,316
Marathon Petroleum Corp.	32,509	1,978,173
New Fortress Energy, Inc.	2,077	51,697
Occidental Petroleum Corp.	45,157	1,338,905
ONEOK, Inc.	22,680	1,357,171
Ovintiv, Inc.	13,380	465,089
Phillips 66	22,296	1,542,214
Pioneer Natural Resources Co.	11,577	2,064,411
Schlumberger N.V.	71,255	2,043,593
Targa Resources Corp.	11,691	603,606
Texas Pacific Land Corp.	317	383,180
The Williams Cos., Inc.	61,868	1,657,444
Valero Energy Corp.	20,793	1,391,883
		57,067,634

Food & Staples Retailing 1.3%
Albertsons Cos., Inc., Class A	4,911	172,818
BJ's Wholesale Club Holdings, Inc. *	6,988	462,256
Casey's General Stores, Inc.	1,894	367,985
Costco Wholesale Corp.	22,515	12,144,141
Performance Food Group Co. *	7,869	317,199
Sysco Corp.	26,158	1,832,106
The Kroger Co.	34,695	1,440,883
US Foods Holding Corp. *	11,370	357,246
Walgreens Boots Alliance, Inc.	36,549	1,637,395
Walmart, Inc.	72,831	10,242,224
		28,974,253

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	93,975	4,007,094
Archer-Daniels-Midland Co.	28,464	1,770,745
Beyond Meat, Inc. *(b)	3,045	213,942
Brown-Forman Corp., Class B	9,287	653,433
Bunge Ltd.	7,173	620,966
Campbell Soup Co.	10,299	415,359
Celsius Holdings, Inc. *	1,939	132,647
Conagra Brands, Inc.	24,439	746,611
Constellation Brands, Inc., Class A	8,576	1,932,430
Darling Ingredients, Inc. *	8,242	556,500
Freshpet, Inc. *	2,188	236,348
General Mills, Inc.	30,884	1,907,705
Hormel Foods Corp.	14,333	593,386
Ingredion, Inc.	3,400	316,642

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kellogg Co.	13,007	795,768
Keurig Dr Pepper, Inc.	37,612	1,278,432
Lamb Weston Holdings, Inc.	7,372	382,754
McCormick & Co., Inc. Non-Voting Shares	12,733	1,092,746
Molson Coors Beverage Co., Class B	9,622	427,602
Mondelez International, Inc., Class A	71,283	4,201,420
Monster Beverage Corp. *	19,109	1,600,952
PepsiCo, Inc.	70,449	11,256,341
Philip Morris International, Inc.	79,389	6,822,691
Pilgrim's Pride Corp. *	2,483	69,722
Post Holdings, Inc. *	2,988	288,641
The Boston Beer Co., Inc., Class A *	470	212,050
The Coca-Cola Co.	197,980	10,384,051
The Hershey Co.	7,430	1,318,751
The J.M. Smucker Co.	5,542	700,897
The Kraft Heinz Co.	36,144	1,214,800
Tyson Foods, Inc., Class A	15,027	1,186,532
		57,337,958

Health Care Equipment & Services 5.8%
Abbott Laboratories	90,351	11,363,445
ABIOMED, Inc. *	2,313	728,086
Acadia Healthcare Co., Inc. *	4,523	254,057
agilon health, Inc. *	2,342	51,524
Align Technology, Inc. *	3,741	2,287,734
Amedisys, Inc. *	1,670	233,216
AmerisourceBergen Corp.	7,624	882,478
AMN Healthcare Services, Inc. *	2,429	276,930
Anthem, Inc.	12,417	5,044,158
Baxter International, Inc.	25,451	1,897,881
Becton Dickinson & Co.	14,633	3,470,070
Boston Scientific Corp. *	72,512	2,760,532
Cardinal Health, Inc.	14,728	680,875
Centene Corp. *	29,704	2,121,163
Cerner Corp.	15,048	1,060,132
Certara, Inc. *	5,195	139,901
Change Healthcare, Inc. *	12,528	254,068
Chemed Corp.	801	372,857
Cigna Corp.	17,332	3,326,011
CVS Health Corp.	67,216	5,986,257
Danaher Corp.	32,362	10,408,914
DaVita, Inc. *	3,394	320,733
Dentsply Sirona, Inc.	11,105	541,258
DexCom, Inc. *	4,923	2,769,631
Edwards Lifesciences Corp. *	31,785	3,410,848
Encompass Health Corp.	5,083	292,882
Envista Holdings Corp. *	8,239	319,673
Globus Medical, Inc., Class A *	3,987	249,666
Guardant Health, Inc. *	5,138	540,107
HCA Healthcare, Inc.	12,572	2,836,117
HealthEquity, Inc. *	4,223	230,914
Henry Schein, Inc. *	7,109	505,166
Hill-Rom Holdings, Inc.	3,377	525,124
Hologic, Inc. *	12,961	968,576
Humana, Inc.	6,554	2,750,779
IDEXX Laboratories, Inc. *	4,335	2,635,983
Inspire Medical Systems, Inc. *	1,391	310,569
Insulet Corp. *	3,501	1,009,828
Integra LifeSciences Holdings Corp. *	3,666	234,441
Intuitive Surgical, Inc. *	18,180	5,896,501
Laboratory Corp. of America Holdings *	4,932	1,407,248
LHC Group, Inc. *	1,627	186,649
Masimo Corp. *	2,572	715,325
McKesson Corp.	7,874	1,706,768
Medtronic plc	68,512	7,310,230
Molina Healthcare, Inc. *	2,988	852,118
Novocure Ltd. *	4,509	422,223
SECURITY	NUMBER OF SHARES	VALUE ($)
Oak Street Health, Inc. *	7,037	217,795
Omnicell, Inc. *	2,219	392,763
Penumbra, Inc. *	1,742	427,922
Quest Diagnostics, Inc.	6,210	923,303
Quidel Corp. *	1,938	285,971
R1 RCM, Inc. *	6,701	159,618
ResMed, Inc.	7,414	1,889,458
Shockwave Medical, Inc. *	1,786	321,909
STAAR Surgical Co. *	2,423	230,645
STERIS plc	5,076	1,109,258
Stryker Corp.	17,116	4,050,159
Tandem Diabetes Care, Inc. *	3,198	411,007
Teladoc Health, Inc. *	8,157	825,896
Teleflex, Inc.	2,381	708,157
Tenet Healthcare Corp. *	5,430	395,684
The Cooper Cos., Inc.	2,518	947,951
UnitedHealth Group, Inc.	48,047	21,343,438
Universal Health Services, Inc., Class B	3,889	461,741
Veeva Systems, Inc., Class A *	7,056	1,993,884
Zimmer Biomet Holdings, Inc.	10,655	1,274,338
		130,920,543

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	12,475	1,115,015
Colgate-Palmolive Co.	43,038	3,228,711
Coty, Inc., Class A *	16,998	165,391
Herbalife Nutrition Ltd. *	5,161	192,815
Kimberly-Clark Corp.	17,142	2,233,774
Reynolds Consumer Products, Inc.	2,778	81,062
The Clorox Co.	6,239	1,016,021
The Estee Lauder Cos., Inc., Class A	11,814	3,923,075
The Procter & Gamble Co.	123,636	17,875,293
		29,831,157

Insurance 1.9%
Aflac, Inc.	31,420	1,701,079
Alleghany Corp. *	706	456,697
American Financial Group, Inc.	3,348	447,326
American International Group, Inc.	43,537	2,290,046
American National Group, Inc.	655	123,959
Aon plc, Class A	11,500	3,401,355
Arch Capital Group Ltd. *	20,167	814,343
Arthur J. Gallagher & Co.	10,542	1,717,292
Assurant, Inc.	2,996	455,692
Athene Holding Ltd., Class A *	6,613	541,737
Brown & Brown, Inc.	11,873	764,740
Chubb Ltd.	22,364	4,013,667
Cincinnati Financial Corp.	7,657	872,132
CNA Financial Corp.	1,377	57,338
Erie Indemnity Co., Class A	1,281	238,023
Everest Re Group Ltd.	2,029	520,195
Fidelity National Financial, Inc.	14,506	709,488
First American Financial Corp.	5,566	412,886
Globe Life, Inc.	4,811	416,344
Lincoln National Corp.	9,101	603,669
Loews Corp.	10,347	553,151
Markel Corp. *	696	831,595
Marsh & McLennan Cos., Inc.	25,835	4,237,457
MetLife, Inc.	37,103	2,176,462
Old Republic International Corp.	14,438	345,934
Primerica, Inc.	2,021	297,390
Principal Financial Group, Inc.	12,691	870,349
Prudential Financial, Inc.	19,702	2,014,727
Reinsurance Group of America, Inc.	3,436	326,111
RenaissanceRe Holdings Ltd.	2,423	373,409
The Allstate Corp.	15,056	1,636,888

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Hartford Financial Services Group, Inc.	17,656	1,167,062
The Progressive Corp.	29,844	2,773,701
The Travelers Cos., Inc.	12,735	1,871,408
Unum Group	10,451	241,418
W.R. Berkley Corp.	7,104	544,451
Willis Towers Watson plc	6,568	1,483,317
		42,302,838

Materials 2.6%
Air Products and Chemicals, Inc.	11,275	3,240,886
Albemarle Corp.	5,943	1,583,750
Alcoa Corp.	9,458	440,081
Amcor plc	78,494	888,552
AptarGroup, Inc.	3,338	399,191
Ashland Global Holdings, Inc.	2,849	287,948
Avery Dennison Corp.	4,210	863,345
Axalta Coating Systems Ltd. *	11,007	333,732
Ball Corp.	16,609	1,552,111
Berry Global Group, Inc. *	6,946	479,621
Celanese Corp.	5,677	859,271
CF Industries Holdings, Inc.	11,011	667,157
Cleveland-Cliffs, Inc. *	23,154	471,184
Corteva, Inc.	37,380	1,682,100
Crown Holdings, Inc.	6,716	710,553
Diversey Holdings Ltd. *	3,082	40,621
Dow, Inc.	37,990	2,086,791
DuPont de Nemours, Inc.	26,613	1,968,297
Eagle Materials, Inc.	2,127	328,026
Eastman Chemical Co.	6,875	716,994
Ecolab, Inc.	12,678	2,807,797
Element Solutions, Inc.	11,224	256,693
FMC Corp.	6,588	660,052
Freeport-McMoRan, Inc.	74,742	2,771,433
Graphic Packaging Holding Co.	14,517	286,566
Huntsman Corp.	10,693	338,861
International Flavors & Fragrances, Inc.	12,672	1,801,578
International Paper Co.	19,931	907,259
Linde plc	26,317	8,372,490
Louisiana-Pacific Corp.	4,884	319,169
LyondellBasell Industries N.V., Class A	13,432	1,170,330
Martin Marietta Materials, Inc.	3,185	1,285,179
MP Materials Corp. *	3,871	170,092
Newmont Corp.	40,701	2,235,299
Nucor Corp.	14,959	1,589,543
Olin Corp.	7,420	403,277
Packaging Corp. of America	4,839	631,925
PPG Industries, Inc.	12,083	1,862,836
Reliance Steel & Aluminum Co.	3,260	484,534
Royal Gold, Inc.	3,369	337,001
RPM International, Inc.	6,602	601,046
Sealed Air Corp.	7,599	472,050
Sonoco Products Co.	5,006	290,999
Steel Dynamics, Inc.	9,835	588,133
Sylvamo Corp. *	1,769	53,565
The Chemours Co.	8,511	252,777
The Mosaic Co.	18,841	644,739
The Scotts Miracle-Gro Co.	2,070	299,922
The Sherwin-Williams Co.	12,340	4,087,502
United States Steel Corp.	13,796	311,928
Valvoline, Inc.	9,284	316,306
Vulcan Materials Co.	6,748	1,293,187
Westlake Chemical Corp.	1,726	160,380
Westrock Co.	13,647	592,143
		58,256,802

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 8.6%
Activision Blizzard, Inc.	39,591	2,320,033
Alphabet, Inc., Class A *	15,340	43,534,153
Alphabet, Inc., Class C *	14,355	40,897,969
Altice USA, Inc., Class A *	11,545	182,873
AMC Entertainment Holdings, Inc., Class A *	26,126	886,716
Bumble, Inc., Class A *	3,574	122,445
Cable One, Inc.	254	450,103
Charter Communications, Inc., Class A *	6,460	4,174,969
Comcast Corp., Class A	233,432	11,666,931
Discovery, Inc., Class C *	15,391	349,530
DISH Network Corp., Class A *	12,793	399,781
Electronic Arts, Inc.	14,521	1,803,799
Endeavor Group Holdings, Inc., Class A *	1,041	29,273
Fox Corp., Class A	16,453	587,537
Fox Corp., Class B	7,526	252,874
IAC/InterActiveCorp *	4,261	569,483
Liberty Broadband Corp., Class C *	7,381	1,142,948
Liberty Media Corp. - Liberty Formula One, Class C *	10,348	630,400
Liberty Media Corp. - Liberty SiriusXM, Class C *	8,136	398,094
Live Nation Entertainment, Inc. *	6,684	712,849
Match Group, Inc. *	14,094	1,832,079
Meta Platforms, Inc., Class A *	121,466	39,410,858
Netflix, Inc. *	22,554	14,477,413
News Corp., Class A	20,056	433,611
Nexstar Media Group, Inc., Class A	2,122	317,239
Omnicom Group, Inc.	10,882	732,467
Pinterest, Inc., Class A *	28,281	1,132,937
Playtika Holding Corp. *	5,145	88,494
ROBLOX Corp., Class A *	2,127	268,215
Roku, Inc. *	5,946	1,353,369
Sirius XM Holdings, Inc. (b)	47,557	290,098
Snap, Inc., Class A *	53,418	2,543,231
Take-Two Interactive Software, Inc. *	5,931	983,834
The Interpublic Group of Cos., Inc.	20,052	665,526
The New York Times Co., Class A	8,469	402,277
The Walt Disney Co. *	92,608	13,418,899
Twitter, Inc. *	40,638	1,785,634
ViacomCBS, Inc., Class B	30,818	953,817
Vimeo, Inc. *	7,866	151,892
Ziff Davis, Inc. *	2,459	280,006
ZoomInfo Technologies, Inc., Class A *	9,306	574,180
Zynga, Inc., Class A *	52,222	314,899
		193,523,735

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
10X Genomics, Inc., Class A *	4,611	704,607
AbbVie, Inc.	90,048	10,380,733
Adaptive Biotechnologies Corp. *	5,477	142,895
Agilent Technologies, Inc.	15,435	2,329,141
Alnylam Pharmaceuticals, Inc. *	6,047	1,111,439
Amgen, Inc.	28,923	5,752,206
Apellis Pharmaceuticals, Inc. *	4,094	172,276
Arrowhead Pharmaceuticals, Inc. *	5,321	372,736
Avantor, Inc. *	29,672	1,171,451
Beam Therapeutics, Inc. *	2,206	174,605
Biogen, Inc. *	7,582	1,787,381
Biohaven Pharmaceutical Holding Co., Ltd. *	2,943	330,322
BioMarin Pharmaceutical, Inc. *	9,318	804,050
Bio-Rad Laboratories, Inc., Class A *	1,098	827,014
Bio-Techne Corp.	1,993	940,756
Blueprint Medicines Corp. *	2,994	288,023
Bridgebio Pharma, Inc. *	5,535	224,167

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bristol-Myers Squibb Co.	113,157	6,068,610
Bruker Corp.	5,146	416,775
Catalent, Inc. *	8,697	1,118,956
Charles River Laboratories International, Inc. *	2,577	942,847
Denali Therapeutics, Inc. *	4,668	215,942
Elanco Animal Health, Inc. *	24,086	692,232
Eli Lilly & Co.	40,454	10,034,210
Exact Sciences Corp. *	8,815	752,537
Exelixis, Inc. *	16,050	269,479
Fate Therapeutics, Inc. *	4,107	225,926
Gilead Sciences, Inc.	63,938	4,407,246
Halozyme Therapeutics, Inc. *	7,224	237,525
Horizon Therapeutics plc *	11,543	1,197,702
Illumina, Inc. *	7,484	2,734,130
Incyte Corp. *	9,526	645,101
Intellia Therapeutics, Inc. *	3,455	397,360
Invitae Corp. *	10,160	172,720
Ionis Pharmaceuticals, Inc. *	7,126	188,839
IQVIA Holdings, Inc. *	9,777	2,533,514
Jazz Pharmaceuticals plc *	3,124	374,474
Johnson & Johnson	134,108	20,911,460
Maravai LifeSciences Holdings, Inc., Class A *	5,520	253,589
Medpace Holdings, Inc. *	1,461	303,026
Merck & Co., Inc.	128,942	9,659,045
Mettler-Toledo International, Inc. *	1,179	1,785,159
Mirati Therapeutics, Inc. *	2,555	349,447
Moderna, Inc. *	17,894	6,306,382
Natera, Inc. *	4,417	403,979
NeoGenomics, Inc. *	6,240	213,782
Neurocrine Biosciences, Inc. *	4,838	402,763
Novavax, Inc. *	3,795	791,751
Organon & Co.	12,996	379,873
Pacific Biosciences of California, Inc. *	10,194	236,603
PerkinElmer, Inc.	5,707	1,039,587
Perrigo Co., plc	6,776	248,747
Pfizer, Inc.	285,702	15,350,768
PPD, Inc. *	6,067	285,756
Regeneron Pharmaceuticals, Inc. *	5,360	3,411,801
Repligen Corp. *	2,596	743,754
Royalty Pharma plc, Class A	18,094	719,598
Sarepta Therapeutics, Inc. *	4,365	352,736
Seagen, Inc. *	6,758	1,081,280
Sotera Health Co. *	4,932	105,249
Syneos Health, Inc. *	5,284	513,393
Thermo Fisher Scientific, Inc.	20,039	12,681,280
Twist Bioscience Corp. *	2,462	235,121
Ultragenyx Pharmaceutical, Inc. *	3,429	257,964
United Therapeutics Corp. *	2,305	436,797
Vertex Pharmaceuticals, Inc. *	13,212	2,469,851
Viatris, Inc.	61,560	757,804
Vir Biotechnology, Inc. *	3,647	172,941
Waters Corp. *	3,118	1,022,922
West Pharmaceutical Services, Inc.	3,771	1,669,271
Zoetis, Inc.	24,147	5,361,600
		152,055,006

Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	7,090	1,418,496
American Campus Communities, Inc.	7,051	364,819
American Homes 4 Rent, Class A	13,898	557,171
American Tower Corp.	23,198	6,089,011
Americold Realty Trust	13,280	433,459
Apartment Income REIT Corp.	8,044	408,313
AvalonBay Communities, Inc.	7,110	1,698,366
Boston Properties, Inc.	7,224	779,036
Brixmor Property Group, Inc.	15,134	344,147
SECURITY	NUMBER OF SHARES	VALUE ($)
Camden Property Trust	5,118	845,545
CBRE Group, Inc., Class A *	17,094	1,633,674
Compass, Inc., Class A *	1,368	13,078
CoreSite Realty Corp.	2,255	385,718
Cousins Properties, Inc.	7,562	285,541
Crown Castle International Corp.	22,021	4,000,115
CubeSmart	10,922	588,914
CyrusOne, Inc.	6,352	565,455
Digital Realty Trust, Inc.	14,410	2,417,133
Douglas Emmett, Inc.	8,886	291,194
Duke Realty Corp.	19,285	1,124,894
EastGroup Properties, Inc.	2,055	418,604
Equinix, Inc.	4,575	3,715,815
Equity LifeStyle Properties, Inc.	8,738	710,399
Equity Residential	17,353	1,480,384
Essex Property Trust, Inc.	3,315	1,125,244
eXp World Holdings, Inc.	3,336	122,465
Extra Space Storage, Inc.	6,806	1,361,200
Federal Realty Investment Trust	3,594	440,876
First Industrial Realty Trust, Inc.	6,551	395,746
Gaming & Leisure Properties, Inc.	11,408	514,729
Healthcare Trust of America, Inc., Class A	11,195	380,182
Healthpeak Properties, Inc.	27,502	903,716
Host Hotels & Resorts, Inc. *	36,364	570,915
Innovative Industrial Properties, Inc.	1,231	316,158
Invitation Homes, Inc.	29,307	1,185,175
Iron Mountain, Inc.	14,792	672,148
Jones Lang LaSalle, Inc. *	2,575	604,893
Kilroy Realty Corp.	5,315	342,977
Kimco Realty Corp.	31,273	701,141
Lamar Advertising Co., Class A	4,398	480,525
Life Storage, Inc.	3,996	528,031
Medical Properties Trust, Inc.	30,271	644,470
Mid-America Apartment Communities, Inc.	5,894	1,215,638
National Retail Properties, Inc.	8,892	392,137
Omega Healthcare Investors, Inc.	12,142	339,247
Opendoor Technologies, Inc. *	19,508	309,007
Orion Office REIT, Inc. *	2,803	49,809
Prologis, Inc.	37,684	5,680,863
Public Storage	7,765	2,542,106
Rayonier, Inc.	7,332	276,930
Realty Income Corp.	28,118	1,909,775
Redfin Corp. *	5,325	216,674
Regency Centers Corp.	7,758	537,940
Rexford Industrial Realty, Inc.	7,006	490,980
SBA Communications Corp.	5,586	1,920,467
Simon Property Group, Inc.	16,740	2,558,542
Spirit Realty Capital, Inc.	6,145	273,821
STAG Industrial, Inc.	8,300	361,714
STORE Capital Corp.	12,484	411,223
Sun Communities, Inc.	5,890	1,110,736
UDR, Inc.	14,251	808,459
Ventas, Inc.	20,029	939,761
VICI Properties, Inc.	31,182	848,150
Vornado Realty Trust	8,099	325,094
Welltower, Inc.	21,529	1,714,139
Weyerhaeuser Co.	38,179	1,435,912
WP Carey, Inc.	9,364	714,941
Zillow Group, Inc., Class A *	1,824	98,697
Zillow Group, Inc., Class C *	8,657	469,815
		69,812,449

Retailing 6.8%
Advance Auto Parts, Inc.	3,348	738,971
Amazon.com, Inc. *	22,188	77,814,869
AutoNation, Inc. *	2,214	274,204

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AutoZone, Inc. *	1,096	1,991,509
Bath & Body Works, Inc.	13,461	1,011,325
Best Buy Co., Inc.	11,467	1,225,364
Burlington Stores, Inc. *	3,393	994,590
CarMax, Inc. *	8,282	1,169,832
Carvana Co. *	4,300	1,205,806
Chewy, Inc., Class A *	4,383	299,184
Dick's Sporting Goods, Inc.	3,338	392,415
Dollar General Corp.	12,029	2,662,018
Dollar Tree, Inc. *	11,833	1,583,610
DoorDash, Inc., Class A *	7,819	1,397,803
eBay, Inc.	33,106	2,233,331
Etsy, Inc. *	6,456	1,772,688
Five Below, Inc. *	2,846	578,990
Floor & Decor Holdings, Inc., Class A *	5,341	688,508
Foot Locker, Inc.	4,571	208,620
GameStop Corp., Class A *	3,182	624,340
Genuine Parts Co.	7,279	929,819
Kohl's Corp.	8,020	410,865
Lithia Motors, Inc.	1,547	450,687
LKQ Corp.	13,745	768,345
Lowe's Cos., Inc.	36,024	8,811,110
Macy's, Inc.	15,937	454,204
O'Reilly Automotive, Inc. *	3,507	2,238,027
Penske Automotive Group, Inc.	1,653	164,672
Pool Corp.	2,040	1,130,405
RH *	865	504,451
Ross Stores, Inc.	18,197	1,985,111
Target Corp.	25,206	6,146,231
The Gap, Inc.	11,235	185,715
The Home Depot, Inc.	54,167	21,699,842
The TJX Cos., Inc.	61,450	4,264,630
Tractor Supply Co.	5,821	1,311,646
Ulta Beauty, Inc. *	2,796	1,073,524
Victoria's Secret & Co. *	3,775	204,907
Wayfair, Inc., Class A *	3,946	977,977
Williams-Sonoma, Inc.	3,815	743,315
		153,323,460

Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc. *	61,789	9,785,524
Allegro MicroSystems, Inc. *	2,734	85,383
Amkor Technology, Inc.	5,043	108,727
Analog Devices, Inc.	27,415	4,941,554
Applied Materials, Inc.	46,573	6,855,080
Broadcom, Inc.	20,893	11,568,036
Brooks Automation, Inc.	3,799	429,667
Enphase Energy, Inc. *	6,851	1,712,750
Entegris, Inc.	6,915	1,010,143
First Solar, Inc. *	5,022	520,279
Intel Corp.	206,761	10,172,641
KLA Corp.	7,785	3,177,292
Lam Research Corp.	7,264	4,938,430
Lattice Semiconductor Corp. *	6,908	524,524
Marvell Technology, Inc.	41,741	2,970,707
Microchip Technology, Inc.	27,929	2,330,116
Micron Technology, Inc.	57,343	4,816,812
MKS Instruments, Inc.	2,832	430,917
Monolithic Power Systems, Inc.	2,201	1,218,165
NVIDIA Corp.	126,972	41,489,371
NXP Semiconductor N.V.	13,492	3,013,573
ON Semiconductor Corp. *	21,987	1,350,661
Power Integrations, Inc.	3,050	305,091
Qorvo, Inc. *	5,664	828,247
QUALCOMM, Inc.	57,476	10,377,867
Silicon Laboratories, Inc. *	2,081	408,438
Skyworks Solutions, Inc.	8,432	1,278,797
SolarEdge Technologies, Inc. *	2,668	874,464
SECURITY	NUMBER OF SHARES	VALUE ($)
Synaptics, Inc. *	1,803	508,879
Teradyne, Inc.	8,426	1,288,083
Texas Instruments, Inc.	47,046	9,050,239
Universal Display Corp.	2,211	316,284
Wolfspeed, Inc. *	5,896	722,968
Xilinx, Inc.	12,613	2,881,440
		142,291,149

Software & Services 15.3%
Accenture plc, Class A	32,300	11,544,020
Adobe, Inc. *	24,275	16,260,609
Affirm Holdings, Inc. *	4,739	600,337
Akamai Technologies, Inc. *	8,276	932,705
Amdocs Ltd.	6,514	454,807
Anaplan, Inc. *	7,396	316,623
ANSYS, Inc. *	4,437	1,736,997
AppLovin Corp., Class A *	1,339	121,996
Asana, Inc., Class A *	4,022	418,087
Aspen Technology, Inc. *	3,460	501,804
Autodesk, Inc. *	11,222	2,852,520
Automatic Data Processing, Inc.	21,556	4,977,065
Avalara, Inc. *	4,374	610,960
Bentley Systems, Inc., Class B	9,399	451,058
Bill.com Holdings, Inc. *	4,489	1,260,736
Black Knight, Inc. *	7,979	570,259
Blackline, Inc. *	2,709	298,125
Broadridge Financial Solutions, Inc.	5,912	996,586
C3.ai, Inc., Class A *	3,495	129,175
Cadence Design Systems, Inc. *	14,087	2,499,879
Ceridian HCM Holding, Inc. *	6,845	748,843
Citrix Systems, Inc.	6,309	507,433
Cloudflare, Inc., Class A *	13,408	2,523,922
Cognizant Technology Solutions Corp., Class A	26,827	2,091,969
Concentrix Corp.	2,174	360,884
Consensus Cloud Solutions, Inc. *	779	48,797
Coupa Software, Inc. *	3,737	734,918
Crowdstrike Holdings, Inc., Class A *	10,141	2,202,017
Datadog, Inc., Class A *	12,223	2,179,239
Digital Turbine, Inc. *	4,429	235,003
DigitalOcean Holdings, Inc. *	888	89,519
DocuSign, Inc. *	9,944	2,449,804
Dolby Laboratories, Inc., Class A	3,316	276,588
DoubleVerify Holdings, Inc. *	1,125	34,740
Dropbox, Inc., Class A *	14,611	359,577
Duck Creek Technologies, Inc. *	3,753	107,298
DXC Technology Co. *	12,796	383,752
Dynatrace, Inc. *	10,089	634,094
Elastic N.V. *	3,653	567,895
EPAM Systems, Inc. *	2,878	1,751,407
Euronet Worldwide, Inc. *	2,696	273,294
Everbridge, Inc. *	1,945	220,602
Fair Isaac Corp. *	1,440	508,507
Fastly, Inc., Class A *	5,369	218,840
Fidelity National Information Services, Inc.	31,505	3,292,273
Fiserv, Inc. *	30,343	2,928,706
Five9, Inc. *	3,471	494,027
FleetCor Technologies, Inc. *	4,195	868,910
Fortinet, Inc. *	6,907	2,293,884
Gartner, Inc. *	4,267	1,332,371
Genpact Ltd.	8,765	423,087
Global Payments, Inc.	14,967	1,781,672
GoDaddy, Inc., Class A *	8,654	607,251
Guidewire Software, Inc. *	4,223	491,304
HubSpot, Inc. *	2,277	1,837,334
International Business Machines Corp.	45,664	5,347,254
Intuit, Inc.	13,921	9,080,668

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jack Henry & Associates, Inc.	3,778	572,858
Kyndryl Holdings, Inc. *	9,112	143,970
Manhattan Associates, Inc. *	3,217	502,367
Mastercard, Inc., Class A	44,395	13,980,873
MAXIMUS, Inc.	3,157	238,196
Microsoft Corp.	382,885	126,577,952
MicroStrategy, Inc., Class A *(b)	394	284,243
MongoDB, Inc. *	3,287	1,637,255
nCino, Inc. *	2,889	179,465
NCR Corp. *	6,629	257,868
NortonLifeLock, Inc.	29,583	735,138
Nuance Communications, Inc. *	14,494	804,272
Nutanix, Inc., Class A *	10,316	342,698
Okta, Inc. *	6,379	1,372,952
Oracle Corp.	83,919	7,614,810
Palantir Technologies, Inc., Class A *	79,829	1,648,469
Palo Alto Networks, Inc. *	4,960	2,712,822
Paychex, Inc.	16,347	1,948,562
Paycom Software, Inc. *	2,443	1,068,764
Paylocity Holding Corp. *	2,022	510,231
PayPal Holdings, Inc. *	59,853	11,066,221
Pegasystems, Inc.	2,108	242,041
PTC, Inc. *	5,373	588,773
Rapid7, Inc. *	2,844	352,827
RingCentral, Inc., Class A *	4,138	893,725
salesforce.com, Inc. *	49,504	14,106,660
ServiceNow, Inc. *	10,099	6,541,122
Smartsheet, Inc., Class A *	6,352	406,528
Snowflake, Inc., Class A *	11,614	3,950,502
Splunk, Inc. *	8,329	1,007,809
Sprout Social, Inc., Class A *	2,311	258,092
Square, Inc., Class A *	20,274	4,223,682
SS&C Technologies Holdings, Inc.	11,296	862,224
Synopsys, Inc. *	7,781	2,653,321
Teradata Corp. *	5,586	242,544
The Trade Desk, Inc., Class A *	22,106	2,286,203
The Western Union Co.	20,666	326,936
Twilio, Inc., Class A *	8,494	2,430,558
Tyler Technologies, Inc. *	2,076	1,077,402
UiPath, Inc., Class A *	13,144	634,198
Unity Software, Inc. *	8,082	1,393,256
Varonis Systems, Inc. *	5,411	280,344
VeriSign, Inc. *	4,964	1,190,913
Visa, Inc., Class A	86,002	16,664,608
VMware, Inc., Class A	10,302	1,202,655
WEX, Inc. *	2,266	286,468
Workday, Inc., Class A *	9,641	2,643,851
Workiva, Inc. *	2,202	307,113
Zendesk, Inc. *	6,107	623,586
Zoom Video Communications, Inc., Class A *	11,011	2,327,836
Zscaler, Inc. *	3,996	1,386,492
		343,414,286

Technology Hardware & Equipment 7.8%
Amphenol Corp., Class A	30,440	2,452,855
Apple Inc.	800,089	132,254,712
Arista Networks, Inc. *	11,417	1,416,393
Arrow Electronics, Inc. *	3,674	446,942
CDW Corp.	7,002	1,325,899
Ciena Corp. *	7,846	472,565
Cisco Systems, Inc.	214,722	11,775,354
Cognex Corp.	8,997	695,018
Coherent, Inc. *	1,256	325,216
Corning, Inc.	39,141	1,451,740
Dell Technologies, Inc., Class C *	14,106	796,566
F5, Inc. *	3,062	696,850
Hewlett Packard Enterprise Co.	66,486	954,074
SECURITY	NUMBER OF SHARES	VALUE ($)
HP, Inc.	61,185	2,158,607
II-VI, Inc. *	5,368	335,661
IPG Photonics Corp. *	1,824	299,483
Jabil, Inc.	7,390	432,019
Juniper Networks, Inc.	16,540	514,890
Keysight Technologies, Inc. *	9,394	1,826,945
Littelfuse, Inc.	1,250	373,100
Lumentum Holdings, Inc. *	3,909	339,184
Motorola Solutions, Inc.	8,615	2,181,146
National Instruments Corp.	6,736	279,679
NetApp, Inc.	11,388	1,012,165
Novanta, Inc. *	1,820	293,839
Pure Storage, Inc., Class A *	13,531	419,055
Seagate Technology Holdings plc	10,693	1,097,850
TD SYNNEX Corp.	2,147	222,129
TE Connectivity Ltd.	16,695	2,569,861
Teledyne Technologies, Inc. *	2,368	983,407
Trimble, Inc. *	12,869	1,105,061
Ubiquiti, Inc.	324	96,970
Vontier Corp.	8,580	270,356
Western Digital Corp. *	15,573	900,742
Zebra Technologies Corp., Class A *	2,718	1,600,304
		174,376,637

Telecommunication Services 1.1%
AT&T, Inc.	363,744	8,304,276
Frontier Communications Parent, Inc. *	10,638	355,416
Iridium Communications, Inc. *	6,681	256,884
Liberty Global plc, Class C *	17,499	466,173
Lumen Technologies, Inc.	51,127	630,907
T-Mobile US, Inc. *	29,887	3,252,005
Verizon Communications, Inc.	210,819	10,597,871
		23,863,532

Transportation 1.9%
Alaska Air Group, Inc. *	6,369	309,342
AMERCO	496	349,462
American Airlines Group, Inc. *	32,984	583,487
Avis Budget Group, Inc. *	2,414	662,860
C.H. Robinson Worldwide, Inc.	6,740	640,907
CSX Corp.	114,978	3,985,138
Delta Air Lines, Inc. *	32,571	1,179,070
Expeditors International of Washington, Inc.	8,670	1,054,446
FedEx Corp.	12,528	2,886,075
GXO Logistics, Inc. *	5,020	482,171
J.B. Hunt Transport Services, Inc.	4,269	816,062
Kansas City Southern	4,621	1,344,018
Knight-Swift Transportation Holdings, Inc.	8,401	480,957
Landstar System, Inc.	1,946	327,998
Lyft, Inc., Class A *	14,743	598,713
Norfolk Southern Corp.	12,596	3,341,341
Old Dominion Freight Line, Inc.	4,782	1,698,423
Saia, Inc. *	1,348	446,431
Southwest Airlines Co. *	30,125	1,337,550
TuSimple Holdings, Inc., Class A *	1,644	65,744
Uber Technologies, Inc. *	82,665	3,141,270
Union Pacific Corp.	33,225	7,829,139
United Airlines Holdings, Inc. *	16,455	695,388
United Parcel Service, Inc., Class B	37,101	7,359,725
XPO Logistics, Inc. *	5,021	363,721
		41,979,438

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.2%
Alliant Energy Corp.	12,795	701,038
Ameren Corp.	13,073	1,066,626
American Electric Power Co., Inc.	25,538	2,069,855
American Water Works Co., Inc.	9,228	1,555,564
Atmos Energy Corp.	6,637	599,454
Avangrid, Inc.	3,500	177,170
CenterPoint Energy, Inc.	30,114	780,254
CMS Energy Corp.	14,722	866,390
Consolidated Edison, Inc.	17,989	1,396,666
Dominion Energy, Inc.	41,246	2,936,715
DTE Energy Co.	9,908	1,073,433
Duke Energy Corp.	39,222	3,804,926
Edison International	19,319	1,261,144
Entergy Corp.	10,223	1,025,776
Essential Utilities, Inc.	11,389	538,358
Evergy, Inc.	11,643	737,002
Eversource Energy	17,474	1,437,586
Exelon Corp.	49,831	2,627,589
FirstEnergy Corp.	27,690	1,042,805
IDACORP, Inc.	2,583	270,233
MDU Resources Group, Inc.	10,311	280,768
NextEra Energy, Inc.	99,950	8,673,661
NiSource, Inc.	19,986	489,857
NRG Energy, Inc.	12,444	448,233
OGE Energy Corp.	10,166	348,897
PG&E Corp. *	77,045	915,295
Pinnacle West Capital Corp.	5,797	377,095
PPL Corp.	39,259	1,092,578
Public Service Enterprise Group, Inc.	25,764	1,609,992
Sempra Energy	16,288	1,952,443
The AES Corp.	33,948	793,704
The Southern Co.	54,021	3,300,683
UGI Corp.	10,708	441,705
Vistra Corp.	24,551	488,074
WEC Energy Group, Inc.	16,064	1,396,443
Xcel Energy, Inc.	27,408	1,746,712
		50,324,724
Total Common Stocks (Cost $1,575,178,420)		2,236,533,198
SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	1,940,283	1,940,283
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	538,488	538,488
		2,478,771
Total Short-Term Investments (Cost $2,478,771)		2,478,771
Total Investments in Securities (Cost $1,577,657,191)		2,239,011,969

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/17/21	11	2,511,438	(66,775)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $509,500.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2021:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/21	BALANCE OF SHARES HELD AT 11/30/21	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$5,252,412	$396,145	($73,941)	($3,968)	$327,863	$5,898,511	76,218	$13,583

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,236,533,198	$—	$—	$2,236,533,198
Short-Term Investments[1]	2,478,771	—	—	2,478,771
Liabilities
Futures Contracts[2]	(66,775)	—	—	(66,775)
Total	$2,238,945,194	$—	$—	$2,238,945,194

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.9%
Aptiv plc *	214,778	34,439,652
Autoliv, Inc.	62,651	6,038,930
BorgWarner, Inc.	191,555	8,290,500
Ford Motor Co.	3,130,404	60,072,453
General Motors Co. *	1,155,558	66,872,142
Gentex Corp.	190,666	6,564,630
Harley-Davidson, Inc.	121,192	4,439,263
Lear Corp.	47,635	7,992,677
Lucid Group, Inc. *(a)	439,106	23,263,836
QuantumScape Corp. *(a)	184,988	5,335,054
Rivian Automotive, Inc., Class A *	123,604	14,802,815
Tesla, Inc. *	646,486	740,071,313
		978,183,265

Banks 3.9%
Bank of America Corp.	5,901,717	262,449,355
BOK Financial Corp.	23,675	2,443,497
Citigroup, Inc.	1,615,387	102,900,152
Citizens Financial Group, Inc.	339,223	16,035,071
Comerica, Inc.	107,130	8,841,439
Commerce Bancshares, Inc.	84,612	5,905,918
Cullen/Frost Bankers, Inc.	44,763	5,635,214
East West Bancorp, Inc.	112,961	8,697,997
Fifth Third Bancorp	547,615	23,081,972
First Republic Bank	140,685	29,496,017
Huntington Bancshares, Inc.	1,177,572	17,475,168
JPMorgan Chase & Co.	2,381,391	378,236,332
KeyCorp	756,274	16,970,788
M&T Bank Corp.	102,632	15,046,877
People's United Financial, Inc.	342,365	5,833,900
Regions Financial Corp.	754,652	17,168,333
Signature Bank	48,337	14,612,275
SVB Financial Group *	46,757	32,371,274
The PNC Financial Services Group, Inc.	339,103	66,803,291
Truist Financial Corp.	1,062,573	63,021,205
U.S. Bancorp	1,073,911	59,430,235
Wells Fargo & Co.	3,271,061	156,291,295
Zions Bancorp NA	129,135	8,145,836
		1,316,893,441

Capital Goods 5.2%
3M Co.	460,583	78,317,533
A.O. Smith Corp.	106,556	8,423,252
Acuity Brands, Inc.	28,363	5,710,890
AGCO Corp.	48,834	5,381,995
Allegion plc	71,620	8,855,097
AMETEK, Inc.	184,441	25,176,197
Axon Enterprise, Inc. *	52,328	8,832,443
Carlisle Cos., Inc.	41,542	9,355,258
SECURITY	NUMBER OF SHARES	VALUE ($)
Carrier Global Corp.	689,764	37,330,028
Caterpillar, Inc.	436,512	84,399,595
Cummins, Inc.	113,959	23,902,900
Deere & Co.	226,330	78,206,068
Donaldson Co., Inc.	99,516	5,615,688
Dover Corp.	114,959	18,836,032
Eaton Corp. plc	317,053	51,381,609
Emerson Electric Co.	475,498	41,767,744
Fastenal Co.	458,861	27,150,805
Fortive Corp.	286,232	21,143,958
Fortune Brands Home & Security, Inc.	110,180	11,076,395
Generac Holdings, Inc. *	50,388	21,225,441
General Dynamics Corp.	184,276	34,822,636
General Electric Co.	873,320	82,956,667
Graco, Inc.	134,736	9,820,907
HEICO Corp.	33,930	4,699,984
HEICO Corp., Class A	59,289	7,363,694
Honeywell International, Inc.	550,353	111,303,391
Howmet Aerospace, Inc.	308,131	8,667,725
Hubbell, Inc.	43,529	8,518,625
Huntington Ingalls Industries, Inc.	31,483	5,588,547
IDEX Corp.	60,606	13,611,502
Illinois Tool Works, Inc.	228,802	53,116,384
Ingersoll Rand, Inc.	323,613	18,879,582
Johnson Controls International plc	566,158	42,325,972
L3Harris Technologies, Inc.	160,218	33,498,379
Lennox International, Inc.	27,289	8,432,847
Lincoln Electric Holdings, Inc.	47,460	6,405,202
Lockheed Martin Corp.	196,145	65,379,051
Masco Corp.	197,538	13,017,754
Nordson Corp.	43,005	10,931,441
Northrop Grumman Corp.	120,113	41,895,414
Otis Worldwide Corp.	340,850	27,404,340
Owens Corning	82,470	6,996,755
PACCAR, Inc.	277,107	23,116,266
Parker-Hannifin Corp.	102,439	30,942,724
Pentair plc	132,295	9,748,819
Plug Power, Inc. *	412,198	16,426,090
Quanta Services, Inc.	111,136	12,645,054
Raytheon Technologies Corp.	1,201,744	97,245,125
Rockwell Automation, Inc.	92,623	31,139,853
Roper Technologies, Inc.	84,107	39,038,264
Sensata Technologies Holding plc *	126,126	7,025,218
Snap-on, Inc.	43,034	8,861,131
Stanley Black & Decker, Inc.	129,830	22,689,091
Textron, Inc.	178,846	12,662,297
The Boeing Co. *	439,181	86,891,961
The Middleby Corp. *	44,022	7,689,763
The Toro Co.	85,386	8,586,416
Trane Technologies plc	188,833	35,245,680
TransDigm Group, Inc. *	41,706	24,108,153
Trex Co., Inc. *	91,682	12,172,619
United Rentals, Inc. *	57,740	19,558,848
W.W. Grainger, Inc.	34,867	16,785,323
Watsco, Inc.	26,162	7,657,879

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Westinghouse Air Brake Technologies Corp.	150,963	13,400,986
Woodward, Inc.	50,799	5,374,534
Xylem, Inc.	143,995	17,439,234
		1,754,177,055

Commercial & Professional Services 1.0%
ADT, Inc.	122,143	1,015,008
Booz Allen Hamilton Holding Corp.	107,864	9,054,104
Cintas Corp.	69,832	29,482,372
Clarivate plc *	297,005	6,932,097
Copart, Inc. *	169,922	24,665,878
CoStar Group, Inc. *	315,533	24,535,846
Dun & Bradstreet Holdings, Inc. *	120,624	2,291,856
Equifax, Inc.	97,218	27,089,796
IAA, Inc. *	107,620	5,198,046
IHS Markit Ltd.	316,847	40,499,384
Jacobs Engineering Group, Inc.	103,973	14,822,391
Leidos Holdings, Inc.	112,968	9,931,017
ManpowerGroup, Inc.	42,959	3,850,415
Nielsen Holdings plc	286,604	5,491,333
Republic Services, Inc.	167,663	22,175,108
Robert Half International, Inc.	89,371	9,935,374
Rollins, Inc.	180,787	6,016,591
Stericycle, Inc. *	72,860	4,116,590
TransUnion	152,466	16,952,695
Verisk Analytics, Inc.	128,697	28,940,094
Waste Management, Inc.	308,029	49,491,019
		342,487,014

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	260,197	25,421,247
Deckers Outdoor Corp. *	22,004	8,920,422
Garmin Ltd.	120,998	16,158,073
Hanesbrands, Inc.	276,055	4,458,288
Hasbro, Inc.	102,818	9,964,092
Leggett & Platt, Inc.	106,654	4,307,755
Lennar Corp., Class A	229,466	24,105,403
Lululemon Athletica, Inc. *	94,518	42,949,924
Mohawk Industries, Inc. *	44,791	7,519,065
Newell Brands, Inc.	301,716	6,477,843
NIKE, Inc., Class B	1,018,063	172,296,982
NVR, Inc. *	2,647	13,831,475
Peloton Interactive, Inc., Class A *	237,467	10,448,548
Polaris, Inc.	45,543	5,091,252
PulteGroup, Inc.	204,827	10,247,495
Tapestry, Inc.	222,839	8,940,301
Toll Brothers, Inc.	90,519	5,745,241
Under Armour, Inc., Class A *	148,993	3,514,745
Under Armour, Inc., Class C *	168,535	3,382,498
VF Corp.	260,574	18,690,973
Whirlpool Corp.	50,045	10,896,798
		413,368,420

Consumer Services 1.9%
Airbnb, Inc., Class A *	268,453	46,318,881
Aramark	200,524	6,697,501
Booking Holdings, Inc. *	32,709	68,749,412
Bright Horizons Family Solutions, Inc. *	48,306	5,939,223
Caesars Entertainment, Inc. *	170,134	15,323,969
Carnival Corp. *	636,927	11,222,654
Chegg, Inc. *	112,746	3,139,976
Chipotle Mexican Grill, Inc. *	22,372	36,766,368
Darden Restaurants, Inc.	103,947	14,339,489
Domino's Pizza, Inc.	29,334	15,375,123
SECURITY	NUMBER OF SHARES	VALUE ($)
DraftKings, Inc., Class A *	262,328	9,063,432
Expedia Group, Inc. *	115,907	18,671,459
Hilton Worldwide Holdings, Inc. *	222,352	30,033,085
Las Vegas Sands Corp. *	274,476	9,776,835
Marriott International, Inc., Class A *	217,163	32,044,572
McDonald's Corp.	594,875	145,506,425
MGM Resorts International	319,299	12,637,854
Norwegian Cruise Line Holdings Ltd. *	293,278	5,721,854
Royal Caribbean Cruises Ltd. *	178,976	12,496,104
Service Corp. International	133,757	8,849,363
Starbucks Corp.	939,585	103,016,099
Vail Resorts, Inc.	32,115	10,652,867
Wyndham Hotels & Resorts, Inc.	75,198	5,976,737
Wynn Resorts Ltd. *	83,806	6,789,124
Yum! Brands, Inc.	235,883	28,975,868
		664,084,274

Diversified Financials 5.2%
AGNC Investment Corp.	418,743	6,402,580
Ally Financial, Inc.	287,767	13,188,362
American Express Co.	512,729	78,088,627
Ameriprise Financial, Inc.	90,809	26,298,286
Annaly Capital Management, Inc.	1,152,335	9,333,913
Apollo Global Management, Inc.	167,409	11,849,209
Ares Management Corp., Class A	130,388	10,582,290
Berkshire Hathaway, Inc., Class B *	1,476,797	408,614,962
BlackRock, Inc.	113,990	103,116,494
Blackstone, Inc.	546,887	77,357,166
Capital One Financial Corp.	354,803	49,860,466
Cboe Global Markets, Inc.	84,628	10,911,934
CME Group, Inc.	285,838	63,032,996
Coinbase Global, Inc., Class A *	22,846	7,196,490
Credit Acceptance Corp. *	7,115	4,446,163
Discover Financial Services	239,139	25,791,141
Equitable Holdings, Inc.	304,887	9,591,745
FactSet Research Systems, Inc.	30,079	14,094,117
Franklin Resources, Inc.	225,441	7,304,288
Intercontinental Exchange, Inc.	449,406	58,746,352
Invesco Ltd.	273,051	6,097,229
Jefferies Financial Group, Inc.	157,949	5,935,723
KKR & Co., Inc.	465,384	34,647,839
MarketAxess Holdings, Inc.	30,172	10,641,363
Moody's Corp.	129,244	50,487,876
Morgan Stanley	1,163,117	110,286,754
Morningstar, Inc.	18,918	5,870,823
MSCI, Inc.	65,493	41,224,569
Nasdaq, Inc.	93,452	18,992,250
Northern Trust Corp.	166,404	19,252,943
Raymond James Financial, Inc.	148,612	14,607,073
S&P Global, Inc.	192,190	87,586,749
SEI Investments Co.	85,676	5,108,860
SoFi Technologies, Inc. *	514,279	8,845,599
Starwood Property Trust, Inc.	229,973	5,740,126
State Street Corp.	290,908	25,882,085
Synchrony Financial	454,758	20,368,611
T. Rowe Price Group, Inc.	180,426	36,076,179
The Bank of New York Mellon Corp.	633,926	34,732,806
The Carlyle Group, Inc.	110,400	6,037,776
The Charles Schwab Corp. (b)	1,191,530	92,212,507
The Goldman Sachs Group, Inc.	268,619	102,341,153
Upstart Holdings, Inc. *	36,687	7,516,799
Voya Financial, Inc.	90,723	5,637,527
		1,751,938,800

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 2.6%
APA Corp.	303,312	7,816,350
Baker Hughes Co.	660,895	15,425,289
Cheniere Energy, Inc.	188,150	19,720,002
Chevron Corp.	1,540,045	173,824,879
ConocoPhillips	1,066,873	74,819,803
Continental Resources, Inc.	46,955	2,081,985
Coterra Energy, Inc.	646,238	12,976,459
Devon Energy Corp.	502,669	21,142,258
Diamondback Energy, Inc.	135,910	14,505,674
EOG Resources, Inc.	463,854	40,355,298
Exxon Mobil Corp.	3,373,799	201,888,132
Halliburton Co.	705,002	15,220,993
Hess Corp.	220,144	16,405,131
Kinder Morgan, Inc.	1,555,342	24,045,587
Marathon Oil Corp.	629,728	9,754,487
Marathon Petroleum Corp.	506,485	30,819,612
Occidental Petroleum Corp.	706,785	20,956,175
ONEOK, Inc.	355,595	21,278,805
Phillips 66	349,551	24,178,443
Pioneer Natural Resources Co.	180,936	32,264,508
Schlumberger N.V.	1,115,647	31,996,756
Targa Resources Corp.	182,646	9,430,013
Texas Pacific Land Corp.	4,864	5,879,457
The Williams Cos., Inc.	969,376	25,969,583
Valero Energy Corp.	326,256	21,839,577
		874,595,256

Food & Staples Retailing 1.3%
Albertsons Cos., Inc., Class A	78,235	2,753,090
Costco Wholesale Corp.	352,393	190,073,736
Sysco Corp.	406,185	28,449,197
The Kroger Co.	539,248	22,394,970
US Foods Holding Corp. *	176,900	5,558,198
Walgreens Boots Alliance, Inc.	573,239	25,681,107
Walmart, Inc.	1,138,640	160,126,943
		435,037,241

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	1,470,440	62,699,562
Archer-Daniels-Midland Co.	443,869	27,613,091
Beyond Meat, Inc. *(a)	47,931	3,367,632
Brown-Forman Corp., Class A	44,644	2,931,771
Brown-Forman Corp., Class B	145,795	10,258,136
Bunge Ltd.	113,121	9,792,885
Campbell Soup Co.	160,658	6,479,337
Conagra Brands, Inc.	381,682	11,660,385
Constellation Brands, Inc., Class A	134,267	30,254,383
Darling Ingredients, Inc. *	129,189	8,722,841
General Mills, Inc.	481,673	29,752,941
Hormel Foods Corp.	225,292	9,327,089
Kellogg Co.	204,645	12,520,181
Keurig Dr Pepper, Inc.	588,460	20,001,755
Lamb Weston Holdings, Inc.	115,339	5,988,401
McCormick & Co., Inc. Non-Voting Shares	198,983	17,076,721
Molson Coors Beverage Co., Class B	151,602	6,737,193
Mondelez International, Inc., Class A	1,115,206	65,730,242
Monster Beverage Corp. *	298,084	24,973,478
PepsiCo, Inc.	1,101,343	175,972,585
Philip Morris International, Inc.	1,241,440	106,689,354
Post Holdings, Inc. *	46,737	4,514,794
The Boston Beer Co., Inc., Class A *	7,352	3,317,002
The Coca-Cola Co.	3,095,565	162,362,384
The Hershey Co.	116,009	20,590,437
The J.M. Smucker Co.	86,613	10,953,946
SECURITY	NUMBER OF SHARES	VALUE ($)
The Kraft Heinz Co.	565,599	19,009,782
Tyson Foods, Inc., Class A	235,384	18,585,921
		887,884,229

Health Care Equipment & Services 5.8%
Abbott Laboratories	1,412,089	177,598,434
ABIOMED, Inc. *	36,088	11,359,781
agilon health, Inc. *	37,752	830,544
Align Technology, Inc. *	58,383	35,702,956
AmerisourceBergen Corp.	119,115	13,787,561
Anthem, Inc.	194,371	78,959,331
Baxter International, Inc.	397,144	29,615,028
Becton Dickinson & Co.	228,601	54,210,441
Boston Scientific Corp. *	1,132,944	43,131,178
Cardinal Health, Inc.	230,638	10,662,395
Centene Corp. *	465,515	33,242,426
Cerner Corp.	236,030	16,628,313
Chemed Corp.	12,547	5,840,503
Cigna Corp.	270,534	51,915,475
CVS Health Corp.	1,051,954	93,687,023
Danaher Corp.	506,118	162,787,794
DaVita, Inc. *	53,494	5,055,183
Dentsply Sirona, Inc.	174,480	8,504,155
DexCom, Inc. *	77,167	43,413,383
Edwards Lifesciences Corp. *	495,893	53,214,278
Encompass Health Corp.	79,517	4,581,770
Guardant Health, Inc. *	80,889	8,503,052
HCA Healthcare, Inc.	195,997	44,214,963
Henry Schein, Inc. *	111,575	7,928,520
Hill-Rom Holdings, Inc.	52,272	8,128,296
Hologic, Inc. *	202,317	15,119,149
Humana, Inc.	102,136	42,867,501
IDEXX Laboratories, Inc. *	67,849	41,256,941
Insulet Corp. *	54,894	15,833,625
Intuitive Surgical, Inc. *	284,217	92,182,942
Laboratory Corp. of America Holdings *	77,188	22,024,052
Masimo Corp. *	40,509	11,266,363
McKesson Corp.	123,424	26,753,386
Medtronic plc	1,070,771	114,251,266
Molina Healthcare, Inc. *	46,575	13,282,258
Novocure Ltd. *	71,039	6,652,092
Oak Street Health, Inc. *	111,451	3,449,408
Penumbra, Inc. *	27,196	6,680,697
Quest Diagnostics, Inc.	97,594	14,510,276
ResMed, Inc.	116,186	29,610,002
STERIS plc	79,677	17,411,815
Stryker Corp.	267,640	63,331,653
Teladoc Health, Inc. *	127,112	12,870,090
Teleflex, Inc.	37,315	11,098,227
The Cooper Cos., Inc.	39,249	14,776,071
UnitedHealth Group, Inc.	751,244	333,717,610
Universal Health Services, Inc., Class B	60,508	7,184,115
Veeva Systems, Inc., Class A *	109,695	30,997,613
Zimmer Biomet Holdings, Inc.	166,723	19,940,071
		1,970,570,006

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	195,474	17,471,466
Colgate-Palmolive Co.	670,833	50,325,892
Kimberly-Clark Corp.	267,675	34,880,729
Reynolds Consumer Products, Inc.	44,129	1,287,684
The Clorox Co.	98,083	15,972,817

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Estee Lauder Cos., Inc., Class A	184,429	61,243,338
The Procter & Gamble Co.	1,934,691	279,717,625
		460,899,551

Insurance 1.9%
Aflac, Inc.	492,188	26,647,058
Alleghany Corp. *	10,934	7,072,986
American Financial Group, Inc.	52,739	7,046,458
American International Group, Inc.	679,857	35,760,478
Aon plc, Class A	179,580	53,114,377
Arch Capital Group Ltd. *	316,194	12,767,914
Arthur J. Gallagher & Co.	164,494	26,796,073
Assurant, Inc.	46,913	7,135,467
Athene Holding Ltd., Class A *	104,071	8,525,496
Brown & Brown, Inc.	186,570	12,016,974
Chubb Ltd.	349,985	62,811,808
Cincinnati Financial Corp.	119,659	13,629,160
CNA Financial Corp.	22,507	937,191
Erie Indemnity Co., Class A	19,877	3,693,345
Everest Re Group Ltd.	31,778	8,147,244
Fidelity National Financial, Inc.	227,635	11,133,628
Globe Life, Inc.	74,707	6,465,144
Lincoln National Corp.	141,029	9,354,454
Loews Corp.	162,089	8,665,278
Markel Corp. *	10,864	12,980,524
Marsh & McLennan Cos., Inc.	403,949	66,255,715
MetLife, Inc.	578,737	33,948,712
Old Republic International Corp.	221,747	5,313,058
Principal Financial Group, Inc.	199,245	13,664,222
Prudential Financial, Inc.	307,065	31,400,467
Reinsurance Group of America, Inc.	54,372	5,160,447
RenaissanceRe Holdings Ltd.	37,644	5,801,317
The Allstate Corp.	234,831	25,530,826
The Hartford Financial Services Group, Inc.	277,165	18,320,607
The Progressive Corp.	467,235	43,424,821
The Travelers Cos., Inc.	199,132	29,262,447
W.R. Berkley Corp.	111,532	8,547,812
Willis Towers Watson plc	102,925	23,244,582
		644,576,090

Materials 2.5%
Air Products and Chemicals, Inc.	176,060	50,606,686
Albemarle Corp.	93,337	24,873,377
Amcor plc	1,226,633	13,885,486
AptarGroup, Inc.	52,148	6,236,379
Avery Dennison Corp.	66,110	13,557,178
Axalta Coating Systems Ltd. *	173,297	5,254,365
Ball Corp.	260,852	24,376,619
Berry Global Group, Inc. *	107,592	7,429,228
Celanese Corp.	88,808	13,441,979
CF Industries Holdings, Inc.	170,548	10,333,503
Cleveland-Cliffs, Inc. *	362,616	7,379,236
Corteva, Inc.	586,264	26,381,880
Crown Holdings, Inc.	104,959	11,104,662
Dow, Inc.	592,841	32,564,756
DuPont de Nemours, Inc.	417,540	30,881,258
Eastman Chemical Co.	108,531	11,318,698
Ecolab, Inc.	197,966	43,843,530
FMC Corp.	102,204	10,239,819
Freeport-McMoRan, Inc.	1,171,310	43,432,175
International Flavors & Fragrances, Inc.	198,769	28,258,989
International Paper Co.	312,231	14,212,755
Linde plc	411,543	130,928,290
LyondellBasell Industries N.V., Class A	211,119	18,394,798
SECURITY	NUMBER OF SHARES	VALUE ($)
Martin Marietta Materials, Inc.	49,810	20,098,833
Newmont Corp.	634,792	34,862,777
Nucor Corp.	234,379	24,905,112
Packaging Corp. of America	75,662	9,880,701
PPG Industries, Inc.	188,421	29,048,866
Reliance Steel & Aluminum Co.	50,411	7,492,587
Royal Gold, Inc.	52,866	5,288,186
RPM International, Inc.	104,025	9,470,436
Sealed Air Corp.	119,714	7,436,634
Sonoco Products Co.	78,531	4,565,007
Steel Dynamics, Inc.	154,798	9,256,920
Sylvamo Corp. *	28,311	857,257
The Mosaic Co.	295,092	10,098,048
The Scotts Miracle-Gro Co.	32,420	4,697,334
The Sherwin-Williams Co.	193,144	63,977,019
Vulcan Materials Co.	105,969	20,307,899
Westlake Chemical Corp.	25,971	2,413,225
Westrock Co.	211,189	9,163,491
		852,755,978

Media & Entertainment 8.8%
Activision Blizzard, Inc.	618,753	36,258,926
Alphabet, Inc., Class A *	239,866	680,727,715
Alphabet, Inc., Class C *	224,471	639,526,858
Altice USA, Inc., Class A *	179,798	2,848,000
AMC Entertainment Holdings, Inc., Class A *(a)	409,255	13,890,115
Cable One, Inc.	3,880	6,875,593
Charter Communications, Inc., Class A *	100,864	65,186,386
Comcast Corp., Class A	3,647,214	182,287,756
Discovery, Inc., Class A *(a)	135,807	3,160,229
Discovery, Inc., Class C *	241,878	5,493,049
DISH Network Corp., Class A *	197,105	6,159,531
Electronic Arts, Inc.	227,033	28,202,039
Fox Corp., Class A	258,094	9,216,537
Fox Corp., Class B	118,391	3,977,938
IAC/InterActiveCorp *	66,497	8,887,324
Liberty Broadband Corp., Class A *	19,652	2,978,850
Liberty Broadband Corp., Class C *	115,793	17,930,546
Liberty Media Corp. - Liberty Formula One, Class A *	18,765	1,081,052
Liberty Media Corp. - Liberty Formula One, Class C *	161,979	9,867,761
Liberty Media Corp. - Liberty SiriusXM, Class A *	62,976	3,073,229
Liberty Media Corp. - Liberty SiriusXM, Class C *	127,581	6,242,538
Live Nation Entertainment, Inc. *	105,296	11,229,818
Match Group, Inc. *	219,866	28,580,381
Meta Platforms, Inc., Class A *	1,899,413	616,283,542
Netflix, Inc. *	352,659	226,371,812
News Corp., Class A	308,849	6,677,315
News Corp., Class B	100,368	2,162,930
Omnicom Group, Inc.	171,263	11,527,712
Pinterest, Inc., Class A *	443,295	17,758,398
Playtika Holding Corp. *	81,724	1,405,653
Roku, Inc. *	92,730	21,106,275
Sirius XM Holdings, Inc. (a)	745,347	4,546,617
Snap, Inc., Class A *	833,357	39,676,127
Take-Two Interactive Software, Inc. *	92,990	15,425,181
The Interpublic Group of Cos., Inc.	314,461	10,436,960
The Walt Disney Co. *	1,447,899	209,800,565
Twitter, Inc. *	634,387	27,874,965

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ViacomCBS, Inc., Class B	489,422	15,147,611
Zynga, Inc., Class A *	821,730	4,955,032
		3,004,838,866

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
10X Genomics, Inc., Class A *	72,208	11,034,104
AbbVie, Inc.	1,407,350	162,239,308
Agilent Technologies, Inc.	241,174	36,393,157
Alnylam Pharmaceuticals, Inc. *	94,871	17,437,290
Amgen, Inc.	452,608	90,014,679
Avantor, Inc. *	466,845	18,431,041
Biogen, Inc. *	118,425	27,917,509
BioMarin Pharmaceutical, Inc. *	145,901	12,589,797
Bio-Rad Laboratories, Inc., Class A *	17,070	12,857,124
Bio-Techne Corp.	30,962	14,614,993
Bristol-Myers Squibb Co.	1,771,497	95,005,384
Bruker Corp.	80,717	6,537,270
Catalent, Inc. *	135,988	17,496,216
Charles River Laboratories International, Inc. *	40,182	14,701,388
Elanco Animal Health, Inc. *	376,982	10,834,463
Eli Lilly & Co.	632,361	156,850,822
Exact Sciences Corp. *	136,872	11,684,763
Gilead Sciences, Inc.	999,821	68,917,662
Horizon Therapeutics plc *	180,343	18,712,390
Illumina, Inc. *	117,022	42,751,647
Incyte Corp. *	148,327	10,044,704
IQVIA Holdings, Inc. *	152,252	39,453,061
Jazz Pharmaceuticals plc *	48,940	5,866,438
Johnson & Johnson	2,097,448	327,055,067
Merck & Co., Inc.	2,016,202	151,033,692
Mettler-Toledo International, Inc. *	18,361	27,800,941
Moderna, Inc. *	279,875	98,636,346
Neurocrine Biosciences, Inc. *	75,570	6,291,203
Novavax, Inc. *	59,388	12,390,118
Organon & Co.	203,055	5,935,298
PerkinElmer, Inc.	89,481	16,299,859
Pfizer, Inc.	4,465,095	239,909,554
PPD, Inc. *	95,140	4,481,094
Regeneron Pharmaceuticals, Inc. *	83,803	53,343,124
Repligen Corp. *	40,722	11,666,853
Royalty Pharma plc, Class A	282,608	11,239,320
Sarepta Therapeutics, Inc. *	68,480	5,533,869
Seagen, Inc. *	106,032	16,965,120
Syneos Health, Inc. *	82,470	8,012,785
Thermo Fisher Scientific, Inc.	313,509	198,397,900
Vertex Pharmaceuticals, Inc. *	206,215	38,549,832
Viatris, Inc.	962,491	11,848,264
Waters Corp. *	48,892	16,039,998
West Pharmaceutical Services, Inc.	59,036	26,132,876
Zoetis, Inc.	377,808	83,888,488
		2,273,836,811

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	110,082	22,024,106
American Campus Communities, Inc.	110,018	5,692,331
American Homes 4 Rent, Class A	217,830	8,732,805
American Tower Corp.	362,899	95,253,729
Americold Realty Trust	208,368	6,801,131
Apartment Income REIT Corp.	126,059	6,398,755
AvalonBay Communities, Inc.	111,341	26,596,025
Boston Properties, Inc.	113,371	12,225,929
Camden Property Trust	80,093	13,232,165
CBRE Group, Inc., Class A *	266,407	25,460,517
Crown Castle International Corp.	344,050	62,496,682
CubeSmart	169,448	9,136,636
CyrusOne, Inc.	99,540	8,861,051
SECURITY	NUMBER OF SHARES	VALUE ($)
Digital Realty Trust, Inc.	225,619	37,845,331
Duke Realty Corp.	301,596	17,592,095
Equinix, Inc.	71,594	58,148,647
Equity LifeStyle Properties, Inc.	136,635	11,108,425
Equity Residential	271,797	23,187,002
Essex Property Trust, Inc.	51,838	17,595,891
Extra Space Storage, Inc.	106,736	21,347,200
Federal Realty Investment Trust	55,823	6,847,807
Gaming & Leisure Properties, Inc.	177,699	8,017,779
Healthcare Trust of America, Inc., Class A	175,426	5,957,467
Healthpeak Properties, Inc.	429,895	14,126,350
Host Hotels & Resorts, Inc. *	566,127	8,888,194
Invitation Homes, Inc.	459,712	18,590,753
Iron Mountain, Inc.	228,469	10,381,631
Jones Lang LaSalle, Inc. *	40,444	9,500,700
Kilroy Realty Corp.	83,526	5,389,933
Kimco Realty Corp.	489,990	10,985,576
Lamar Advertising Co., Class A	69,175	7,558,060
Medical Properties Trust, Inc.	478,242	10,181,772
Mid-America Apartment Communities, Inc.	91,921	18,958,706
National Retail Properties, Inc.	139,922	6,170,560
Omega Healthcare Investors, Inc.	186,868	5,221,092
Opendoor Technologies, Inc. *	304,249	4,819,304
Orion Office REIT, Inc. *	43,719	776,887
Prologis, Inc.	588,724	88,750,143
Public Storage	121,579	39,802,533
Realty Income Corp.	437,470	29,712,962
Regency Centers Corp.	121,859	8,449,703
SBA Communications Corp.	87,436	30,060,497
Simon Property Group, Inc.	262,084	40,056,919
STORE Capital Corp.	194,385	6,403,042
Sun Communities, Inc.	92,332	17,411,969
UDR, Inc.	222,471	12,620,780
Ventas, Inc.	314,011	14,733,396
VICI Properties, Inc.	488,465	13,286,248
Vornado Realty Trust	125,726	5,046,642
Welltower, Inc.	337,225	26,849,854
Weyerhaeuser Co.	598,414	22,506,351
WP Carey, Inc.	146,774	11,206,195
Zillow Group, Inc., Class A *	29,192	1,579,579
Zillow Group, Inc., Class C *	135,004	7,326,667
		1,017,912,504

Retailing 6.9%
Advance Auto Parts, Inc.	51,676	11,405,927
Amazon.com, Inc. *	347,011	1,216,991,868
AutoZone, Inc. *	17,110	31,090,068
Bath & Body Works, Inc.	210,655	15,826,510
Best Buy Co., Inc.	179,519	19,183,400
Burlington Stores, Inc. *	53,095	15,563,737
CarMax, Inc. *	130,123	18,379,874
Carvana Co. *	67,344	18,884,605
Dollar General Corp.	187,771	41,553,722
Dollar Tree, Inc. *	185,216	24,787,457
DoorDash, Inc., Class A *	122,090	21,826,029
eBay, Inc.	516,701	34,856,649
Etsy, Inc. *	101,049	27,746,034
Five Below, Inc. *	44,652	9,084,003
Floor & Decor Holdings, Inc., Class A *	83,879	10,812,842
GameStop Corp., Class A *	49,605	9,732,997
Genuine Parts Co.	114,299	14,600,554
LKQ Corp.	215,872	12,067,245
Lowe's Cos., Inc.	563,197	137,752,354
O'Reilly Automotive, Inc. *	54,952	35,068,168
Pool Corp.	32,008	17,736,273

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RH *	13,567	7,912,003
Ross Stores, Inc.	283,586	30,936,397
Target Corp.	394,215	96,125,386
The Gap, Inc.	172,013	2,843,375
The Home Depot, Inc.	847,090	339,352,725
The TJX Cos., Inc.	962,209	66,777,305
Tractor Supply Co.	91,219	20,554,377
Ulta Beauty, Inc. *	43,700	16,778,615
Wayfair, Inc., Class A *	61,744	15,302,633
Williams-Sonoma, Inc.	59,920	11,674,813
		2,353,207,945

Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc. *	966,627	153,084,718
Analog Devices, Inc.	428,012	77,149,163
Applied Materials, Inc.	728,311	107,200,096
Broadcom, Inc.	327,081	181,098,208
Enphase Energy, Inc. *	107,444	26,861,000
Entegris, Inc.	108,039	15,782,337
First Solar, Inc. *	78,865	8,170,414
Intel Corp.	3,231,515	158,990,538
KLA Corp.	121,854	49,732,273
Lam Research Corp.	113,637	77,256,115
Marvell Technology, Inc.	651,498	46,367,113
Microchip Technology, Inc.	435,418	36,326,924
Micron Technology, Inc.	895,861	75,252,324
Monolithic Power Systems, Inc.	34,399	19,038,471
NVIDIA Corp.	1,985,492	648,779,366
NXP Semiconductor N.V.	210,867	47,099,253
ON Semiconductor Corp. *	343,868	21,123,811
Qorvo, Inc. *	88,667	12,965,775
QUALCOMM, Inc.	898,880	162,301,773
Skyworks Solutions, Inc.	131,877	20,000,466
SolarEdge Technologies, Inc. *	41,574	13,626,294
Teradyne, Inc.	131,683	20,130,380
Texas Instruments, Inc.	735,646	141,516,221
Universal Display Corp.	34,016	4,865,989
Xilinx, Inc.	197,172	45,043,943
		2,169,762,965

Software & Services 15.5%
Accenture plc, Class A	505,088	180,518,451
Adobe, Inc. *	379,439	254,167,214
Affirm Holdings, Inc. *	74,195	9,399,023
Akamai Technologies, Inc. *	129,986	14,649,422
Anaplan, Inc. *	115,290	4,935,565
ANSYS, Inc. *	69,632	27,259,535
AppLovin Corp., Class A *	20,839	1,898,641
Aspen Technology, Inc. *	54,324	7,878,610
Autodesk, Inc. *	175,027	44,490,113
Automatic Data Processing, Inc.	336,706	77,742,048
Avalara, Inc. *	68,836	9,615,012
Bentley Systems, Inc., Class B	146,364	7,024,008
Bill.com Holdings, Inc. *	70,205	19,717,074
Black Knight, Inc. *	124,950	8,930,177
Broadridge Financial Solutions, Inc.	92,453	15,584,802
Cadence Design Systems, Inc. *	220,923	39,204,996
Ceridian HCM Holding, Inc. *	107,744	11,787,194
Citrix Systems, Inc.	97,986	7,881,014
Cloudflare, Inc., Class A *	210,066	39,542,824
Cognizant Technology Solutions Corp., Class A	419,496	32,712,298
Concentrix Corp.	33,819	5,613,954
Coupa Software, Inc. *	58,454	11,495,564
Crowdstrike Holdings, Inc., Class A *	158,384	34,391,502
Datadog, Inc., Class A *	191,337	34,113,474
DocuSign, Inc. *	154,947	38,172,743
SECURITY	NUMBER OF SHARES	VALUE ($)
DXC Technology Co. *	201,120	6,031,589
Dynatrace, Inc. *	156,570	9,840,424
Elastic N.V. *	56,964	8,855,623
EPAM Systems, Inc. *	45,174	27,490,638
Euronet Worldwide, Inc. *	42,139	4,271,630
Fair Isaac Corp. *	22,579	7,973,322
Fidelity National Information Services, Inc.	491,607	51,372,931
Fiserv, Inc. *	474,203	45,770,074
Five9, Inc. *	54,303	7,728,946
FleetCor Technologies, Inc. *	65,867	13,643,032
Fortinet, Inc. *	107,626	35,743,671
Gartner, Inc. *	66,684	20,822,079
Genpact Ltd.	135,564	6,543,674
Global Payments, Inc.	233,417	27,785,960
GoDaddy, Inc., Class A *	134,432	9,433,093
Guidewire Software, Inc. *	66,298	7,713,109
HubSpot, Inc. *	35,547	28,683,230
International Business Machines Corp.	713,358	83,534,222
Intuit, Inc.	217,830	142,090,509
Jack Henry & Associates, Inc.	58,663	8,895,071
Kyndryl Holdings, Inc. *	142,740	2,255,292
Mastercard, Inc., Class A	694,306	218,650,846
Microsoft Corp.	5,987,570	1,979,430,766
MongoDB, Inc. *	51,574	25,689,009
NortonLifeLock, Inc.	462,600	11,495,610
Nuance Communications, Inc. *	227,325	12,614,264
Okta, Inc. *	99,888	21,498,894
Oracle Corp.	1,312,801	119,123,563
Palantir Technologies, Inc., Class A *	1,250,895	25,830,982
Palo Alto Networks, Inc. *	77,349	42,305,262
Paychex, Inc.	255,473	30,452,382
Paycom Software, Inc. *	38,356	16,779,983
Paylocity Holding Corp. *	31,339	7,908,083
PayPal Holdings, Inc. *	936,500	173,149,485
Pegasystems, Inc.	31,678	3,637,268
PTC, Inc. *	83,931	9,197,159
RingCentral, Inc., Class A *	64,509	13,932,654
salesforce.com, Inc. *	774,268	220,635,409
ServiceNow, Inc. *	157,949	102,303,567
Snowflake, Inc., Class A *	181,783	61,833,487
Splunk, Inc. *	130,823	15,829,583
Square, Inc., Class A *	316,852	66,009,777
SS&C Technologies Holdings, Inc.	177,069	13,515,677
Synopsys, Inc. *	121,213	41,333,633
The Trade Desk, Inc., Class A *	344,806	35,659,837
The Western Union Co.	321,614	5,087,933
Twilio, Inc., Class A *	132,744	37,984,696
Tyler Technologies, Inc. *	32,562	16,899,027
UiPath, Inc., Class A *	204,051	9,845,461
Unity Software, Inc. *	126,113	21,740,620
VeriSign, Inc. *	77,611	18,619,655
Visa, Inc., Class A	1,344,841	260,589,841
VMware, Inc., Class A	161,710	18,878,025
WEX, Inc. *	35,517	4,490,059
Workday, Inc., Class A *	150,238	41,199,767
Zendesk, Inc. *	95,519	9,753,445
Zoom Video Communications, Inc., Class A *	171,916	36,344,762
Zscaler, Inc. *	62,341	21,630,457
		5,267,084,305

Technology Hardware & Equipment 7.9%
Amphenol Corp., Class A	475,297	38,299,432
Apple Inc.	12,511,881	2,068,213,929
Arista Networks, Inc. *	178,880	22,191,853
Arrow Electronics, Inc. *	57,331	6,974,316

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CDW Corp.	109,679	20,768,815
Ciena Corp. *	122,459	7,375,706
Cisco Systems, Inc.	3,359,344	184,226,425
Cognex Corp.	141,077	10,898,198
Corning, Inc.	613,850	22,767,696
Dell Technologies, Inc., Class C *	221,453	12,505,451
F5, Inc. *	47,881	10,896,758
Hewlett Packard Enterprise Co.	1,042,209	14,955,699
HP, Inc.	953,188	33,628,473
IPG Photonics Corp. *	28,422	4,666,608
Jabil, Inc.	116,357	6,802,230
Juniper Networks, Inc.	259,981	8,093,209
Keysight Technologies, Inc. *	147,021	28,592,644
Motorola Solutions, Inc.	135,103	34,205,378
NetApp, Inc.	177,325	15,760,646
Seagate Technology Holdings plc	167,209	17,167,348
TE Connectivity Ltd.	260,692	40,128,320
Teledyne Technologies, Inc. *	37,066	15,393,139
Trimble, Inc. *	200,719	17,235,741
Ubiquiti, Inc.	4,944	1,479,690
Western Digital Corp. *	244,651	14,150,614
Zebra Technologies Corp., Class A *	42,576	25,067,897
		2,682,446,215

Telecommunication Services 1.1%
AT&T, Inc.	5,688,609	129,870,944
Liberty Global plc, Class A *	140,832	3,717,965
Liberty Global plc, Class C *	273,754	7,292,807
Lumen Technologies, Inc.	791,616	9,768,541
T-Mobile US, Inc. *	466,836	50,796,425
Verizon Communications, Inc.	3,298,183	165,799,659
		367,246,341

Transportation 1.8%
Alaska Air Group, Inc. *	99,963	4,855,203
AMERCO	7,795	5,492,045
American Airlines Group, Inc. *	514,571	9,102,761
C.H. Robinson Worldwide, Inc.	105,227	10,006,035
CSX Corp.	1,793,634	62,167,354
Delta Air Lines, Inc. *	507,368	18,366,722
Expeditors International of Washington, Inc.	135,360	16,462,483
FedEx Corp.	195,582	45,056,225
J.B. Hunt Transport Services, Inc.	66,855	12,780,002
Kansas City Southern	72,536	21,097,096
Lyft, Inc., Class A *	231,977	9,420,586
Norfolk Southern Corp.	196,417	52,103,538
Old Dominion Freight Line, Inc.	74,891	26,599,036
Southwest Airlines Co. *	473,320	21,015,408
Uber Technologies, Inc. *	1,293,173	49,140,574
Union Pacific Corp.	519,653	122,451,033
United Airlines Holdings, Inc. *	258,156	10,909,673
United Parcel Service, Inc., Class B	580,325	115,119,070
XPO Logistics, Inc. *	78,731	5,703,274
		617,848,118

Utilities 2.3%
Alliant Energy Corp.	200,038	10,960,082
Ameren Corp.	205,013	16,727,011
American Electric Power Co., Inc.	397,300	32,201,165
American Water Works Co., Inc.	145,028	24,447,370
Atmos Energy Corp.	103,710	9,367,087
Avangrid, Inc.	56,266	2,848,185
CenterPoint Energy, Inc.	473,292	12,262,996
CMS Energy Corp.	231,325	13,613,476
SECURITY	NUMBER OF SHARES	VALUE ($)
Consolidated Edison, Inc.	282,091	21,901,545
Dominion Energy, Inc.	643,346	45,806,235
DTE Energy Co.	154,666	16,756,514
Duke Energy Corp.	612,458	59,414,551
Edison International	302,627	19,755,490
Entergy Corp.	160,332	16,087,713
Essential Utilities, Inc.	177,243	8,378,277
Evergy, Inc.	183,046	11,586,812
Eversource Energy	272,447	22,414,215
Exelon Corp.	777,082	40,975,534
FirstEnergy Corp.	434,500	16,363,270
NextEra Energy, Inc.	1,563,081	135,644,169
NiSource, Inc.	311,238	7,628,443
NRG Energy, Inc.	196,113	7,063,990
OGE Energy Corp.	159,167	5,462,611
PG&E Corp. *	1,207,487	14,344,946
Pinnacle West Capital Corp.	89,931	5,850,011
PPL Corp.	614,255	17,094,717
Public Service Enterprise Group, Inc.	400,933	25,054,303
Sempra Energy	254,040	30,451,775
The AES Corp.	532,023	12,438,698
The Southern Co.	842,366	51,468,563
UGI Corp.	167,663	6,916,099
Vistra Corp.	383,422	7,622,429
WEC Energy Group, Inc.	251,852	21,893,494
Xcel Energy, Inc.	427,238	27,227,878
		778,029,654
Total Common Stocks (Cost $19,888,344,178)		33,879,664,344

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	13,114,851	13,114,851
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	36,127,930	36,127,930
		49,242,781
Total Short-Term Investments (Cost $49,242,781)		49,242,781
Total Investments in Securities (Cost $19,937,586,959)		33,928,907,125

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/17/21	201	45,890,813	(626,046)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,825,475.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2021:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/21	BALANCE OF SHARES HELD AT 11/30/21	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$85,857,950	$2,597,163	($1,482,433)	$203,936	$5,035,891	$92,212,507	1,191,530	$213,607

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$33,879,664,344	$—	$—	$33,879,664,344
Short-Term Investments[1]	49,242,781	—	—	49,242,781
Liabilities
Futures Contracts[2]	(626,046)	—	—	(626,046)
Total	$33,928,281,079	$—	$—	$33,928,281,079

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 4.5%
Tesla, Inc. *	688,042	787,642,960

Banks 0.2%
SVB Financial Group *	49,729	34,428,879

Capital Goods 1.2%
Axon Enterprise, Inc. *	55,616	9,387,425
Generac Holdings, Inc. *	53,499	22,535,919
Huntington Ingalls Industries, Inc.	33,930	6,022,914
L3Harris Technologies, Inc.	170,391	35,625,350
Nordson Corp.	45,848	11,654,103
Plug Power, Inc. *	437,799	17,446,290
Roper Technologies, Inc.	89,378	41,484,799
TransDigm Group, Inc. *	44,366	25,645,766
Trex Co., Inc. *	97,767	12,980,525
United Rentals, Inc. *	61,311	20,768,488
		203,551,579

Commercial & Professional Services 0.6%
Cintas Corp.	74,200	31,326,498
Copart, Inc. *	180,545	26,207,912
CoStar Group, Inc. *	334,912	26,042,757
Verisk Analytics, Inc.	136,828	30,768,513
		114,345,680

Consumer Durables & Apparel 0.5%
Deckers Outdoor Corp. *	23,419	9,494,063
Lululemon Athletica, Inc. *	100,435	45,638,668
NVR, Inc. *	2,844	14,860,867
Peloton Interactive, Inc., Class A *	252,702	11,118,888
		81,112,486

Consumer Services 1.5%
Airbnb, Inc., Class A *	285,234	49,214,274
Booking Holdings, Inc. *	34,818	73,182,213
Caesars Entertainment, Inc. *	180,786	16,283,395
Chegg, Inc. *	120,300	3,350,355
Chipotle Mexican Grill, Inc. *	23,828	39,159,173
Domino's Pizza, Inc.	31,254	16,381,472
DraftKings, Inc., Class A *	280,220	9,681,601
Expedia Group, Inc. *	123,185	19,843,872
Hilton Worldwide Holdings, Inc. *	236,138	31,895,160
		258,991,515

Diversified Financials 2.3%
BlackRock, Inc.	121,346	109,770,805
Coinbase Global, Inc., Class A *	24,312	7,658,280
SECURITY	NUMBER OF SHARES	VALUE ($)
Credit Acceptance Corp. *	7,560	4,724,244
FactSet Research Systems, Inc.	32,020	15,003,612
KKR & Co., Inc.	494,054	36,782,320
MarketAxess Holdings, Inc.	32,203	11,357,676
Moody's Corp.	137,428	53,684,874
MSCI, Inc.	69,913	44,006,738
S&P Global, Inc.	204,399	93,150,756
SoFi Technologies, Inc. *	547,311	9,413,749
Upstart Holdings, Inc. *	39,087	8,008,536
		393,561,590

Energy 0.4%
Baker Hughes Co.	701,719	16,378,121
Cheniere Energy, Inc.	200,028	20,964,935
Diamondback Energy, Inc.	144,268	15,397,723
Halliburton Co.	753,995	16,278,752
Texas Pacific Land Corp.	5,245	6,339,999
		75,359,530

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	374,903	202,215,180

Food, Beverage & Tobacco 0.2%
Beyond Meat, Inc. *(a)	50,898	3,576,093
Monster Beverage Corp. *	318,674	26,698,508
Post Holdings, Inc. *	49,672	4,798,315
The Boston Beer Co., Inc., Class A *	7,876	3,553,415
		38,626,331

Health Care Equipment & Services 7.0%
ABIOMED, Inc. *	38,453	12,104,235
agilon health, Inc. *	38,681	850,982
Align Technology, Inc. *	62,289	38,091,592
Boston Scientific Corp. *	1,207,383	45,965,071
Centene Corp. *	494,303	35,298,177
Chemed Corp.	13,316	6,198,465
Cigna Corp.	288,356	55,335,516
Danaher Corp.	538,834	173,310,568
DexCom, Inc. *	82,035	46,152,071
Edwards Lifesciences Corp. *	528,622	56,726,427
Guardant Health, Inc. *	85,833	9,022,765
Humana, Inc.	108,946	45,725,726
IDEXX Laboratories, Inc. *	72,141	43,866,778
Insulet Corp. *	58,498	16,873,163
Intuitive Surgical, Inc. *	302,484	98,107,661
Masimo Corp. *	42,914	11,935,242
McKesson Corp.	130,988	28,392,959
Molina Healthcare, Inc. *	49,483	14,111,562
Novocure Ltd. *	75,497	7,069,539
Oak Street Health, Inc. *	118,252	3,659,899
Penumbra, Inc. *	29,137	7,157,504
ResMed, Inc.	123,398	31,447,980
Teladoc Health, Inc. *	134,968	13,665,510

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Teleflex, Inc.	39,655	11,794,190
The Cooper Cos., Inc.	41,739	15,713,481
UnitedHealth Group, Inc.	799,647	355,219,190
Veeva Systems, Inc., Class A *	117,179	33,112,442
		1,216,908,695

Household & Personal Products 0.4%
The Estee Lauder Cos., Inc., Class A	196,739	65,331,120

Insurance 0.2%
Alleghany Corp. *	11,724	7,584,021
Athene Holding Ltd., Class A *	110,548	9,056,092
Markel Corp. *	11,625	13,889,783
RenaissanceRe Holdings Ltd.	39,819	6,136,506
		36,666,402

Materials 1.4%
Linde plc	437,966	139,334,503
Newmont Corp.	677,721	37,220,438
The Sherwin-Williams Co.	205,438	68,049,283
		244,604,224

Media & Entertainment 14.7%
Alphabet, Inc., Class A *	255,242	724,364,034
Alphabet, Inc., Class C *	238,840	680,464,714
Altice USA, Inc., Class A *	194,597	3,082,416
Cable One, Inc.	4,186	7,417,843
Charter Communications, Inc., Class A *	107,564	69,516,462
Fox Corp., Class A	274,175	9,790,789
Fox Corp., Class B	125,837	4,228,123
Liberty Broadband Corp., Class A *	20,906	3,168,932
Liberty Broadband Corp., Class C *	123,088	19,060,177
Live Nation Entertainment, Inc. *	112,019	11,946,826
Meta Platforms, Inc., Class A *	2,021,195	655,796,930
Netflix, Inc. *	375,198	240,839,596
Pinterest, Inc., Class A *	471,277	18,879,357
Roku, Inc. *	98,817	22,491,737
Snap, Inc., Class A *	888,436	42,298,438
Take-Two Interactive Software, Inc. *	98,831	16,394,086
Twitter, Inc. *	677,114	29,752,389
		2,559,492,849

Pharmaceuticals, Biotechnology & Life Sciences 4.4%
10X Genomics, Inc., Class A *	76,720	11,723,583
Alnylam Pharmaceuticals, Inc. *	100,750	18,517,850
Avantor, Inc. *	495,234	19,551,838
BioMarin Pharmaceutical, Inc. *	155,427	13,411,796
Bio-Rad Laboratories, Inc., Class A *	18,211	13,716,525
Bio-Techne Corp.	32,974	15,564,717
Charles River Laboratories International, Inc. *	42,717	15,628,869
Exact Sciences Corp. *	145,766	12,444,043
Horizon Therapeutics plc *	191,506	19,870,663
Illumina, Inc. *	124,385	45,441,572
Incyte Corp. *	159,137	10,776,758
IQVIA Holdings, Inc. *	162,497	42,107,848
Mettler-Toledo International, Inc. *	19,604	29,683,004
Neurocrine Biosciences, Inc. *	80,213	6,677,732
PerkinElmer, Inc.	94,981	17,301,739
Regeneron Pharmaceuticals, Inc. *	89,125	56,730,736
Repligen Corp. *	43,312	12,408,888
Sarepta Therapeutics, Inc. *	72,911	5,891,938
Seagen, Inc. *	112,599	18,015,840
SECURITY	NUMBER OF SHARES	VALUE ($)
Syneos Health, Inc. *	87,606	8,511,799
Thermo Fisher Scientific, Inc.	333,636	211,134,870
Vertex Pharmaceuticals, Inc. *	219,993	41,125,491
West Pharmaceutical Services, Inc.	62,736	27,770,718
Zoetis, Inc.	401,891	89,235,878
		763,244,695

Real Estate 1.3%
American Tower Corp.	385,984	101,313,080
CBRE Group, Inc., Class A *	284,742	27,212,793
Equinix, Inc.	76,100	61,808,420
SBA Communications Corp.	92,897	31,937,989
Zillow Group, Inc., Class A *	31,201	1,688,286
Zillow Group, Inc., Class C *	143,534	7,789,590
		231,750,158

Retailing 9.0%
Amazon.com, Inc. *	369,265	1,295,038,204
AutoZone, Inc. *	18,258	33,176,064
Carvana Co. *	71,628	20,085,924
Dollar General Corp.	200,258	44,317,095
DoorDash, Inc., Class A *	129,828	23,209,352
Etsy, Inc. *	107,370	29,481,655
Five Below, Inc. *	47,415	9,646,108
Floor & Decor Holdings, Inc., Class A *	89,113	11,487,557
O'Reilly Automotive, Inc. *	58,472	37,314,491
Pool Corp.	34,011	18,846,175
RH *	14,411	8,404,207
Ulta Beauty, Inc. *	46,416	17,821,423
Wayfair, Inc., Class A *	65,593	16,256,569
		1,565,084,824

Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices, Inc. *	1,027,655	162,749,722
Broadcom, Inc.	347,929	192,641,329
Enphase Energy, Inc. *	114,127	28,531,750
Lam Research Corp.	120,846	82,157,153
Monolithic Power Systems, Inc.	36,588	20,249,995
NVIDIA Corp.	2,113,220	690,515,767
NXP Semiconductor N.V.	224,858	50,224,283
ON Semiconductor Corp. *	365,059	22,425,574
Qorvo, Inc. *	94,204	13,775,451
SolarEdge Technologies, Inc. *	44,304	14,521,079
Universal Display Corp.	36,744	5,256,229
		1,283,048,332

Software & Services 27.5%
Adobe, Inc. *	403,971	270,599,974
Affirm Holdings, Inc. *	78,782	9,980,104
Anaplan, Inc. *	122,674	5,251,674
ANSYS, Inc. *	73,995	28,967,563
AppLovin Corp., Class A *	22,817	2,078,857
Autodesk, Inc. *	186,591	47,429,566
Avalara, Inc. *	73,175	10,221,084
Bill.com Holdings, Inc. *	74,831	21,016,286
Cadence Design Systems, Inc. *	234,758	41,660,155
Cloudflare, Inc., Class A *	223,167	42,008,956
Concentrix Corp.	36,257	6,018,662
Coupa Software, Inc. *	62,314	12,254,671
Crowdstrike Holdings, Inc., Class A *	168,958	36,687,540
Datadog, Inc., Class A *	203,264	36,239,939
DocuSign, Inc. *	165,209	40,700,889
Dynatrace, Inc. *	166,368	10,456,229
Elastic N.V. *	60,509	9,406,729

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EPAM Systems, Inc. *	48,026	29,226,222
Fair Isaac Corp. *	24,066	8,498,427
Fiserv, Inc. *	505,428	48,783,910
Five9, Inc. *	57,384	8,167,465
FleetCor Technologies, Inc. *	70,005	14,500,136
Fortinet, Inc. *	114,986	38,188,000
Gartner, Inc. *	70,921	22,145,082
Global Payments, Inc.	249,053	29,647,269
GoDaddy, Inc., Class A *	143,113	10,042,239
HubSpot, Inc. *	37,855	30,545,578
Intuit, Inc.	231,775	151,186,832
Mastercard, Inc., Class A	738,762	232,650,929
Microsoft Corp.	6,371,798	2,106,452,701
MongoDB, Inc. *	54,787	27,289,405
Okta, Inc. *	106,029	22,820,622
Palo Alto Networks, Inc. *	82,588	45,170,681
Paycom Software, Inc. *	40,748	17,826,435
Paylocity Holding Corp. *	33,305	8,404,184
PayPal Holdings, Inc. *	996,440	184,231,792
PTC, Inc. *	89,592	9,817,491
RingCentral, Inc., Class A *	69,014	14,905,644
salesforce.com, Inc. *	823,910	234,781,394
ServiceNow, Inc. *	167,993	108,809,066
Snowflake, Inc., Class A *	193,208	65,719,701
Splunk, Inc. *	138,969	16,815,249
Square, Inc., Class A *	336,973	70,201,585
SS&C Technologies Holdings, Inc.	188,375	14,378,664
Synopsys, Inc. *	129,422	44,132,902
The Trade Desk, Inc., Class A *	368,093	38,068,178
Twilio, Inc., Class A *	141,530	40,498,809
Tyler Technologies, Inc. *	34,644	17,979,543
UiPath, Inc., Class A *	216,704	10,455,968
Unity Software, Inc. *	134,031	23,105,604
Visa, Inc., Class A	1,431,246	277,332,537
VMware, Inc., Class A	171,978	20,076,712
WEX, Inc. *	37,926	4,794,605
Workday, Inc., Class A *	160,291	43,956,601
Zendesk, Inc. *	101,764	10,391,122
Zoom Video Communications, Inc., Class A *	183,318	38,755,258
Zscaler, Inc. *	66,210	22,972,884
		4,794,706,304

Technology Hardware & Equipment 13.2%
Apple Inc.	13,315,006	2,200,970,492
Arista Networks, Inc. *	190,096	23,583,310
Ciena Corp. *	131,211	7,902,838
Dell Technologies, Inc., Class C *	235,539	13,300,887
IPG Photonics Corp. *	30,372	4,986,779
Teledyne Technologies, Inc. *	39,529	16,415,998
Ubiquiti, Inc.	5,209	1,559,002
Zebra Technologies Corp., Class A *	45,308	26,676,444
		2,295,395,750

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.3%
T-Mobile US, Inc. *	497,550	54,138,416

Transportation 0.5%
AMERCO	8,286	5,837,984
Lyft, Inc., Class A *	246,290	10,001,837
Old Dominion Freight Line, Inc.	79,542	28,250,932
Uber Technologies, Inc. *	1,374,068	52,214,584
		96,305,337
Total Common Stocks (Cost $9,221,747,946)		17,396,512,836

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	7,118,088	7,118,088
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)(c)	3,278,750	3,278,750
		10,396,838
Total Short-Term Investments (Cost $10,396,838)		10,396,838
Total Investments in Securities (Cost $9,232,144,784)		17,406,909,674

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 12/17/21	82	12,362,730	(167,105)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,021,180.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$17,396,512,836	$—	$—	$17,396,512,836
Short-Term Investments[1]	10,396,838	—	—	10,396,838
Liabilities
Futures Contracts[2]	(167,105)	—	—	(167,105)
Total	$17,406,742,569	$—	$—	$17,406,742,569

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.4%
Aptiv plc *	120,509	19,323,618
Autoliv, Inc.	35,203	3,393,217
BorgWarner, Inc.	106,823	4,623,300
Ford Motor Co.	1,748,646	33,556,517
General Motors Co. *	647,653	37,479,679
Gentex Corp.	106,885	3,680,051
Harley-Davidson, Inc.	68,783	2,519,521
Lear Corp.	26,708	4,481,335
Lucid Group, Inc. *(a)	245,832	13,024,179
QuantumScape Corp. *(a)	103,637	2,988,891
Rivian Automotive, Inc., Class A *	69,258	8,294,338
		133,364,646

Banks 7.3%
Bank of America Corp.	3,301,884	146,834,782
BOK Financial Corp.	13,405	1,383,530
Citigroup, Inc.	903,618	57,560,467
Citizens Financial Group, Inc.	190,036	8,983,002
Comerica, Inc.	59,889	4,942,639
Commerce Bancshares, Inc.	47,541	3,318,362
Cullen/Frost Bankers, Inc.	25,339	3,189,927
East West Bancorp, Inc.	63,474	4,887,498
Fifth Third Bancorp	308,330	12,996,110
First Republic Bank	78,690	16,498,145
Huntington Bancshares, Inc.	656,429	9,741,406
JPMorgan Chase & Co.	1,332,533	211,646,216
KeyCorp	426,567	9,572,163
M&T Bank Corp.	57,136	8,376,709
People's United Financial, Inc.	191,322	3,260,127
Regions Financial Corp.	425,544	9,681,126
Signature Bank	27,054	8,178,424
The PNC Financial Services Group, Inc.	189,623	37,355,731
Truist Financial Corp.	595,718	35,332,035
U.S. Bancorp	602,035	33,316,617
Wells Fargo & Co.	1,830,953	87,482,934
Zions Bancorp NA	72,481	4,572,101
		719,110,051

Capital Goods 8.9%
3M Co.	258,055	43,879,672
A.O. Smith Corp.	59,541	4,706,716
Acuity Brands, Inc.	15,951	3,211,734
AGCO Corp.	27,633	3,045,433
Allegion plc	40,060	4,953,018
AMETEK, Inc.	103,200	14,086,800
Carlisle Cos., Inc.	23,314	5,250,313
Carrier Global Corp.	386,971	20,942,871
Caterpillar, Inc.	244,203	47,216,650
Cummins, Inc.	64,103	13,445,604
Deere & Co.	126,623	43,753,311
SECURITY	NUMBER OF SHARES	VALUE ($)
Donaldson Co., Inc.	56,175	3,169,955
Dover Corp.	64,059	10,496,067
Eaton Corp. plc	177,649	28,789,797
Emerson Electric Co.	266,454	23,405,319
Fastenal Co.	255,938	15,143,851
Fortive Corp.	159,491	11,781,600
Fortune Brands Home & Security, Inc.	61,137	6,146,103
General Dynamics Corp.	103,581	19,573,702
General Electric Co.	489,554	46,502,734
Graco, Inc.	75,314	5,489,637
HEICO Corp.	18,904	2,618,582
HEICO Corp., Class A	33,361	4,143,436
Honeywell International, Inc.	307,918	62,273,336
Howmet Aerospace, Inc.	171,127	4,813,803
Hubbell, Inc.	24,307	4,756,880
IDEX Corp.	33,971	7,629,547
Illinois Tool Works, Inc.	127,795	29,667,609
Ingersoll Rand, Inc.	180,269	10,516,893
Johnson Controls International plc	317,774	23,756,784
Lennox International, Inc.	15,280	4,721,826
Lincoln Electric Holdings, Inc.	26,563	3,584,943
Lockheed Martin Corp.	109,985	36,660,200
Masco Corp.	110,220	7,263,498
Northrop Grumman Corp.	67,139	23,418,083
Otis Worldwide Corp.	189,989	15,275,116
Owens Corning	46,112	3,912,142
PACCAR, Inc.	155,036	12,933,103
Parker-Hannifin Corp.	57,599	17,398,354
Pentair plc	74,078	5,458,808
Quanta Services, Inc.	61,818	7,033,652
Raytheon Technologies Corp.	672,243	54,397,904
Rockwell Automation, Inc.	51,781	17,408,772
Sensata Technologies Holding plc *	70,815	3,944,396
Snap-on, Inc.	24,122	4,966,961
Stanley Black & Decker, Inc.	72,772	12,717,635
Textron, Inc.	99,572	7,049,698
The Boeing Co. *	245,824	48,636,278
The Middleby Corp. *	24,861	4,342,720
The Toro Co.	47,459	4,772,477
Trane Technologies plc	106,033	19,791,059
W.W. Grainger, Inc.	19,522	9,398,086
Watsco, Inc.	14,743	4,315,424
Westinghouse Air Brake Technologies Corp.	83,978	7,454,727
Woodward, Inc.	28,452	3,010,222
Xylem, Inc.	80,168	9,709,147
		874,742,988

Commercial & Professional Services 1.3%
ADT, Inc.	64,647	537,217
Booz Allen Hamilton Holding Corp.	60,329	5,064,016
Clarivate plc *	166,320	3,881,909
Dun & Bradstreet Holdings, Inc. *	67,427	1,281,113
Equifax, Inc.	54,246	15,115,648
IAA, Inc. *	60,267	2,910,896

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IHS Markit Ltd.	177,847	22,732,403
Jacobs Engineering Group, Inc.	57,909	8,255,507
Leidos Holdings, Inc.	63,182	5,554,330
ManpowerGroup, Inc.	24,246	2,173,169
Nielsen Holdings plc	160,423	3,073,705
Republic Services, Inc.	93,788	12,404,401
Robert Half International, Inc.	49,976	5,555,832
Rollins, Inc.	101,254	3,369,733
Stericycle, Inc. *	41,077	2,320,850
TransUnion	85,220	9,475,612
Waste Management, Inc.	172,653	27,740,157
		131,446,498

Consumer Durables & Apparel 1.9%
D.R. Horton, Inc.	145,060	14,172,362
Garmin Ltd.	67,625	9,030,642
Hanesbrands, Inc.	156,122	2,521,370
Hasbro, Inc.	57,827	5,604,015
Leggett & Platt, Inc.	59,559	2,405,588
Lennar Corp., Class A	122,544	12,873,247
Lennar Corp., Class B	7,059	605,521
Mohawk Industries, Inc. *	24,987	4,194,568
Newell Brands, Inc.	169,280	3,634,442
NIKE, Inc., Class B	569,870	96,444,799
Polaris, Inc.	25,447	2,844,720
PulteGroup, Inc.	115,831	5,795,025
Tapestry, Inc.	124,719	5,003,726
Toll Brothers, Inc.	51,412	3,263,120
Under Armour, Inc., Class A *	84,425	1,991,586
Under Armour, Inc., Class C *	93,175	1,870,022
VF Corp.	144,912	10,394,538
Whirlpool Corp.	27,972	6,090,623
		188,739,914

Consumer Services 2.4%
Aramark	114,119	3,811,575
Bright Horizons Family Solutions, Inc. *	27,065	3,327,642
Carnival Corp. *	355,033	6,255,681
Darden Restaurants, Inc.	57,945	7,993,513
Las Vegas Sands Corp. *	152,662	5,437,820
Marriott International, Inc., Class A *	121,958	17,996,123
McDonald's Corp.	333,014	81,455,224
MGM Resorts International	178,760	7,075,321
Norwegian Cruise Line Holdings Ltd. *	165,270	3,224,418
Royal Caribbean Cruises Ltd. *	99,645	6,957,214
Service Corp. International	74,789	4,948,040
Starbucks Corp.	526,072	57,678,534
Vail Resorts, Inc.	17,958	5,956,848
Wyndham Hotels & Resorts, Inc.	41,807	3,322,820
Wynn Resorts Ltd. *	47,049	3,811,440
Yum! Brands, Inc.	131,973	16,211,563
		235,463,776

Diversified Financials 7.9%
AGNC Investment Corp.	234,590	3,586,881
Ally Financial, Inc.	160,348	7,348,749
American Express Co.	286,806	43,680,554
Ameriprise Financial, Inc.	50,682	14,677,507
Annaly Capital Management, Inc.	645,628	5,229,587
Apollo Global Management, Inc.	93,582	6,623,734
Ares Management Corp., Class A	73,047	5,928,495
Berkshire Hathaway, Inc., Class B *	826,696	228,738,516
Blackstone, Inc.	305,901	43,269,697
Capital One Financial Corp.	198,864	27,946,358
Cboe Global Markets, Inc.	47,597	6,137,157
CME Group, Inc.	160,044	35,292,903
SECURITY	NUMBER OF SHARES	VALUE ($)
Discover Financial Services	133,785	14,428,712
Equitable Holdings, Inc.	171,518	5,395,956
Franklin Resources, Inc.	125,283	4,059,169
Intercontinental Exchange, Inc.	251,396	32,862,485
Invesco Ltd.	152,788	3,411,756
Jefferies Financial Group, Inc.	88,425	3,323,012
Morgan Stanley	651,166	61,743,560
Morningstar, Inc.	10,588	3,285,774
Nasdaq, Inc.	52,195	10,607,590
Northern Trust Corp.	92,777	10,734,299
Raymond James Financial, Inc.	82,915	8,149,715
SEI Investments Co.	48,016	2,863,194
Starwood Property Trust, Inc.	129,092	3,222,136
State Street Corp.	163,273	14,526,399
Synchrony Financial	253,536	11,355,877
T. Rowe Price Group, Inc.	101,338	20,262,533
The Bank of New York Mellon Corp.	353,812	19,385,360
The Carlyle Group, Inc.	61,860	3,383,123
The Charles Schwab Corp. (b)	668,255	51,716,255
The Goldman Sachs Group, Inc.	150,387	57,295,943
Voya Financial, Inc.	50,677	3,149,069
		773,622,055

Energy 4.6%
APA Corp.	169,033	4,355,980
Chevron Corp.	862,441	97,343,716
ConocoPhillips	597,432	41,897,906
Continental Resources, Inc.	26,312	1,166,674
Coterra Energy, Inc.	361,502	7,258,960
Devon Energy Corp.	280,883	11,813,939
EOG Resources, Inc.	260,297	22,645,839
Exxon Mobil Corp.	1,888,159	112,987,434
Hess Corp.	123,138	9,176,244
Kinder Morgan, Inc.	867,136	13,405,923
Marathon Oil Corp.	352,610	5,461,929
Marathon Petroleum Corp.	284,766	17,328,011
Occidental Petroleum Corp.	396,243	11,748,605
ONEOK, Inc.	198,274	11,864,716
Phillips 66	195,468	13,520,521
Pioneer Natural Resources Co.	101,177	18,041,883
Schlumberger N.V.	623,829	17,891,416
Targa Resources Corp.	101,358	5,233,113
The Williams Cos., Inc.	540,534	14,480,906
Valero Energy Corp.	182,506	12,216,952
		449,840,667

Food & Staples Retailing 1.4%
Albertsons Cos., Inc., Class A	43,757	1,539,809
Sysco Corp.	228,080	15,974,723
The Kroger Co.	302,635	12,568,432
US Foods Holding Corp. *	99,417	3,123,682
Walgreens Boots Alliance, Inc.	320,568	14,361,446
Walmart, Inc.	637,255	89,617,171
		137,185,263

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	822,666	35,078,478
Archer-Daniels-Midland Co.	249,745	15,536,636
Brown-Forman Corp., Class A	24,920	1,636,496
Brown-Forman Corp., Class B	81,167	5,710,910
Bunge Ltd.	63,091	5,461,788
Campbell Soup Co.	90,722	3,658,818
Conagra Brands, Inc.	213,302	6,516,376
Constellation Brands, Inc., Class A	75,091	16,920,255
Darling Ingredients, Inc. *	72,396	4,888,178
General Mills, Inc.	270,452	16,705,820

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hormel Foods Corp.	126,033	5,217,766
Kellogg Co.	114,341	6,995,382
Keurig Dr Pepper, Inc.	328,104	11,152,255
Lamb Weston Holdings, Inc.	64,877	3,368,414
McCormick & Co., Inc. Non-Voting Shares	110,867	9,514,606
Molson Coors Beverage Co., Class B	84,220	3,742,737
Mondelez International, Inc., Class A	623,104	36,725,750
PepsiCo, Inc.	616,371	98,483,758
Philip Morris International, Inc.	695,170	59,742,910
The Coca-Cola Co.	1,732,481	90,868,629
The Hershey Co.	65,025	11,541,287
The J.M. Smucker Co.	48,030	6,074,354
The Kraft Heinz Co.	316,586	10,640,456
Tyson Foods, Inc., Class A	131,838	10,409,929
		476,591,988

Health Care Equipment & Services 4.7%
Abbott Laboratories	790,394	99,407,853
AmerisourceBergen Corp.	66,516	7,699,227
Anthem, Inc.	108,760	44,181,575
Baxter International, Inc.	223,071	16,634,404
Becton Dickinson & Co.	127,993	30,352,260
Cardinal Health, Inc.	128,813	5,955,025
Cerner Corp.	131,494	9,263,752
CVS Health Corp.	588,697	52,429,355
DaVita, Inc. *	29,987	2,833,772
Dentsply Sirona, Inc.	97,610	4,757,511
Encompass Health Corp.	44,482	2,563,053
HCA Healthcare, Inc.	109,879	24,787,604
Henry Schein, Inc. *	62,322	4,428,601
Hill-Rom Holdings, Inc.	29,421	4,574,966
Hologic, Inc. *	112,728	8,424,163
Laboratory Corp. of America Holdings *	43,040	12,280,603
Medtronic plc	599,453	63,961,635
Quest Diagnostics, Inc.	54,329	8,077,636
STERIS plc	44,579	9,741,849
Stryker Corp.	149,706	35,424,931
Universal Health Services, Inc., Class B	33,910	4,026,134
Zimmer Biomet Holdings, Inc.	93,238	11,151,265
		462,957,174

Household & Personal Products 2.3%
Church & Dwight Co., Inc.	109,138	9,754,754
Colgate-Palmolive Co.	375,940	28,203,019
Kimberly-Clark Corp.	150,123	19,562,528
Reynolds Consumer Products, Inc.	24,882	726,057
The Clorox Co.	54,593	8,890,470
The Procter & Gamble Co.	1,082,719	156,539,513
		223,676,341

Insurance 3.5%
Aflac, Inc.	275,288	14,904,092
American Financial Group, Inc.	29,571	3,950,981
American International Group, Inc.	381,543	20,069,162
Aon plc, Class A	100,600	29,754,462
Arch Capital Group Ltd. *	175,877	7,101,913
Arthur J. Gallagher & Co.	92,296	15,035,018
Assurant, Inc.	26,296	3,999,622
Brown & Brown, Inc.	104,483	6,729,750
Chubb Ltd.	195,783	35,137,175
Cincinnati Financial Corp.	66,622	7,588,246
CNA Financial Corp.	11,685	486,563
Erie Indemnity Co., Class A	11,142	2,070,295
Everest Re Group Ltd.	17,823	4,569,461
Fidelity National Financial, Inc.	126,613	6,192,642
SECURITY	NUMBER OF SHARES	VALUE ($)
Globe Life, Inc.	41,856	3,622,218
Lincoln National Corp.	78,994	5,239,672
Loews Corp.	90,054	4,814,287
Marsh & McLennan Cos., Inc.	225,785	37,033,256
MetLife, Inc.	324,946	19,061,332
Old Republic International Corp.	127,137	3,046,203
Principal Financial Group, Inc.	110,810	7,599,350
Prudential Financial, Inc.	172,482	17,638,009
Reinsurance Group of America, Inc.	30,386	2,883,935
The Allstate Corp.	131,998	14,350,823
The Hartford Financial Services Group, Inc.	154,538	10,214,962
The Progressive Corp.	260,869	24,245,165
The Travelers Cos., Inc.	111,351	16,363,029
W.R. Berkley Corp.	62,758	4,809,773
Willis Towers Watson plc	57,626	13,014,256
		341,525,652

Materials 3.5%
Air Products and Chemicals, Inc.	98,677	28,363,717
Albemarle Corp.	52,081	13,879,066
Amcor plc	685,515	7,760,030
AptarGroup, Inc.	29,499	3,527,785
Avery Dennison Corp.	36,840	7,554,779
Axalta Coating Systems Ltd. *	97,019	2,941,616
Ball Corp.	145,455	13,592,770
Berry Global Group, Inc. *	60,435	4,173,037
Celanese Corp.	49,353	7,470,070
CF Industries Holdings, Inc.	96,161	5,826,395
Cleveland-Cliffs, Inc. *	203,156	4,134,225
Corteva, Inc.	326,966	14,713,470
Crown Holdings, Inc.	58,669	6,207,180
Dow, Inc.	332,869	18,284,494
DuPont de Nemours, Inc.	232,897	17,225,062
Eastman Chemical Co.	60,249	6,283,368
Ecolab, Inc.	110,981	24,578,962
FMC Corp.	57,462	5,757,118
Freeport-McMoRan, Inc.	655,001	24,287,437
International Flavors & Fragrances, Inc.	111,220	15,812,147
International Paper Co.	173,915	7,916,611
LyondellBasell Industries N.V., Class A	117,583	10,245,007
Martin Marietta Materials, Inc.	27,825	11,227,666
Nucor Corp.	130,820	13,900,933
Packaging Corp. of America	42,399	5,536,885
PPG Industries, Inc.	105,964	16,336,470
Reliance Steel & Aluminum Co.	28,312	4,208,012
Royal Gold, Inc.	29,304	2,931,279
RPM International, Inc.	58,031	5,283,142
Sealed Air Corp.	67,024	4,163,531
Sonoco Products Co.	43,989	2,557,081
Steel Dynamics, Inc.	86,567	5,176,707
Sylvamo Corp. *	15,785	477,970
The Mosaic Co.	165,242	5,654,581
The Scotts Miracle-Gro Co.	18,204	2,637,577
Vulcan Materials Co.	59,053	11,316,917
Westlake Chemical Corp.	14,890	1,383,579
Westrock Co.	119,164	5,170,526
		348,497,202

Media & Entertainment 3.4%
Activision Blizzard, Inc.	346,657	20,314,100
AMC Entertainment Holdings, Inc., Class A *(a)	228,361	7,750,572
Comcast Corp., Class A	2,043,087	102,113,488
Discovery, Inc., Class A *(a)	75,676	1,760,980
Discovery, Inc., Class C *	135,620	3,079,930
DISH Network Corp., Class A *	111,261	3,476,906

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Electronic Arts, Inc.	127,014	15,777,679
IAC/InterActiveCorp *	37,223	4,974,854
Liberty Media Corp. - Liberty Formula One, Class A *	10,480	603,753
Liberty Media Corp. - Liberty Formula One, Class C *	91,059	5,547,314
Liberty Media Corp. - Liberty SiriusXM, Class A *	35,276	1,721,469
Liberty Media Corp. - Liberty SiriusXM, Class C *	71,475	3,497,272
Match Group, Inc. *	123,512	16,055,325
News Corp., Class A	174,977	3,783,003
News Corp., Class B	54,378	1,171,846
Omnicom Group, Inc.	95,205	6,408,249
Playtika Holding Corp. *	45,753	786,952
Sirius XM Holdings, Inc. (a)	415,803	2,536,398
The Interpublic Group of Cos., Inc.	174,553	5,793,414
The Walt Disney Co. *	810,292	117,411,311
ViacomCBS, Inc., Class A	4,143	138,210
ViacomCBS, Inc., Class B	269,425	8,338,704
Zynga, Inc., Class A *	458,895	2,767,137
		335,808,866

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	787,885	90,827,383
Agilent Technologies, Inc.	135,389	20,430,200
Amgen, Inc.	253,293	50,374,912
Biogen, Inc. *	66,521	15,681,661
Bristol-Myers Squibb Co.	991,079	53,151,567
Bruker Corp.	45,206	3,661,234
Catalent, Inc. *	76,151	9,797,588
Elanco Animal Health, Inc. *	211,544	6,079,775
Eli Lilly & Co.	354,178	87,850,311
Gilead Sciences, Inc.	559,465	38,563,922
Jazz Pharmaceuticals plc *	27,325	3,275,448
Johnson & Johnson	1,173,982	183,059,013
Merck & Co., Inc.	1,128,584	84,542,227
Moderna, Inc. *	156,652	55,208,864
Novavax, Inc. *	33,084	6,902,315
Organon & Co.	113,350	3,313,220
Pfizer, Inc.	2,499,966	134,323,173
PPD, Inc. *	53,430	2,516,553
Royalty Pharma plc, Class A	158,159	6,289,983
Viatris, Inc.	537,221	6,613,191
Waters Corp. *	27,300	8,956,311
		871,418,851

Real Estate 4.5%
Alexandria Real Estate Equities, Inc.	61,943	12,392,936
American Campus Communities, Inc.	62,186	3,217,504
American Homes 4 Rent, Class A	122,506	4,911,266
Americold Realty Trust	116,705	3,809,251
Apartment Income REIT Corp.	70,196	3,563,149
AvalonBay Communities, Inc.	62,295	14,880,407
Boston Properties, Inc.	63,548	6,853,016
Camden Property Trust	44,956	7,427,181
Crown Castle International Corp.	192,605	34,986,698
CubeSmart	96,265	5,190,609
CyrusOne, Inc.	55,377	4,929,661
Digital Realty Trust, Inc.	126,103	21,152,517
Duke Realty Corp.	168,977	9,856,428
Equity LifeStyle Properties, Inc.	76,431	6,213,840
Equity Residential	152,223	12,986,144
Essex Property Trust, Inc.	28,933	9,821,017
Extra Space Storage, Inc.	59,546	11,909,200
Federal Realty Investment Trust	31,304	3,840,062
Gaming & Leisure Properties, Inc.	99,353	4,482,807
SECURITY	NUMBER OF SHARES	VALUE ($)
Healthcare Trust of America, Inc., Class A	97,788	3,320,880
Healthpeak Properties, Inc.	239,388	7,866,290
Host Hotels & Resorts, Inc. *	318,646	5,002,742
Invitation Homes, Inc.	256,574	10,375,853
Iron Mountain, Inc.	129,233	5,872,348
Jones Lang LaSalle, Inc. *	22,605	5,310,141
Kilroy Realty Corp.	46,850	3,023,230
Kimco Realty Corp.	272,117	6,100,863
Lamar Advertising Co., Class A	38,801	4,239,397
Medical Properties Trust, Inc.	265,739	5,657,583
Mid-America Apartment Communities, Inc.	51,626	10,647,862
National Retail Properties, Inc.	78,523	3,462,864
Omega Healthcare Investors, Inc.	106,731	2,982,064
Opendoor Technologies, Inc. *	170,140	2,695,018
Orion Office REIT, Inc. *	24,519	435,703
Prologis, Inc.	329,806	49,718,254
Public Storage	67,989	22,258,239
Realty Income Corp.	245,369	16,665,462
Regency Centers Corp.	68,393	4,742,371
Simon Property Group, Inc.	146,607	22,407,414
STORE Capital Corp.	109,353	3,602,088
Sun Communities, Inc.	51,567	9,724,505
UDR, Inc.	123,685	7,016,650
Ventas, Inc.	175,023	8,212,079
VICI Properties, Inc.	273,296	7,433,651
Vornado Realty Trust	71,076	2,852,991
Welltower, Inc.	188,694	15,023,816
Weyerhaeuser Co.	333,737	12,551,849
WP Carey, Inc.	81,756	6,242,071
		447,867,971

Retailing 5.0%
Advance Auto Parts, Inc.	29,214	6,448,114
Bath & Body Works, Inc.	118,392	8,894,791
Best Buy Co., Inc.	100,346	10,722,974
Burlington Stores, Inc. *	29,603	8,677,527
CarMax, Inc. *	72,518	10,243,167
Dollar Tree, Inc. *	103,461	13,846,186
eBay, Inc.	290,013	19,564,277
GameStop Corp., Class A *	27,780	5,450,714
Genuine Parts Co.	63,659	8,131,801
LKQ Corp.	120,000	6,708,000
Lowe's Cos., Inc.	315,346	77,130,478
Ross Stores, Inc.	159,392	17,388,073
Target Corp.	220,690	53,813,050
The Gap, Inc.	96,039	1,587,525
The Home Depot, Inc.	474,183	189,962,452
The TJX Cos., Inc.	537,718	37,317,629
Tractor Supply Co.	50,871	11,462,762
Williams-Sonoma, Inc.	33,543	6,535,518
		493,885,038

Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc.	240,043	43,267,751
Applied Materials, Inc.	407,627	59,998,618
Entegris, Inc.	60,646	8,859,168
First Solar, Inc. *	44,195	4,578,602
Intel Corp.	1,808,815	88,993,698
KLA Corp.	68,084	27,787,123
Marvell Technology, Inc.	365,424	26,007,226
Microchip Technology, Inc.	244,585	20,405,726
Micron Technology, Inc.	502,373	42,199,332
QUALCOMM, Inc.	503,160	90,850,570
Skyworks Solutions, Inc.	73,777	11,189,020
Teradyne, Inc.	73,353	11,213,473

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Instruments, Inc.	411,487	79,157,754
Xilinx, Inc.	110,401	25,221,108
		539,729,169

Software & Services 4.3%
Accenture plc, Class A	282,849	101,090,233
Akamai Technologies, Inc. *	72,371	8,156,212
Aspen Technology, Inc. *	30,325	4,398,035
Automatic Data Processing, Inc.	188,765	43,583,951
Bentley Systems, Inc., Class B	82,028	3,936,524
Black Knight, Inc. *	69,963	5,000,256
Broadridge Financial Solutions, Inc.	51,663	8,708,832
Ceridian HCM Holding, Inc. *	60,271	6,593,647
Citrix Systems, Inc.	55,109	4,432,417
Cognizant Technology Solutions Corp., Class A	234,566	18,291,457
DXC Technology Co. *	112,650	3,378,373
Euronet Worldwide, Inc. *	23,617	2,394,055
Fidelity National Information Services, Inc.	275,220	28,760,490
Genpact Ltd.	77,282	3,730,402
Guidewire Software, Inc. *	37,194	4,327,150
International Business Machines Corp.	399,833	46,820,444
Jack Henry & Associates, Inc.	33,169	5,029,415
Kyndryl Holdings, Inc. *	79,966	1,263,463
NortonLifeLock, Inc.	259,962	6,460,056
Nuance Communications, Inc. *	126,402	7,014,047
Oracle Corp.	734,774	66,673,393
Palantir Technologies, Inc., Class A *	699,721	14,449,239
Paychex, Inc.	142,971	17,042,143
Pegasystems, Inc.	18,198	2,089,494
The Western Union Co.	181,642	2,873,576
VeriSign, Inc. *	43,297	10,387,383
		426,884,687

Technology Hardware & Equipment 3.0%
Amphenol Corp., Class A	266,695	21,490,283
Arrow Electronics, Inc. *	32,116	3,906,911
CDW Corp.	61,141	11,577,660
Cisco Systems, Inc.	1,878,885	103,038,053
Cognex Corp.	79,052	6,106,767
Corning, Inc.	343,362	12,735,297
F5, Inc. *	26,918	6,125,998
Hewlett Packard Enterprise Co.	580,457	8,329,558
HP, Inc.	536,460	18,926,309
Jabil, Inc.	65,212	3,812,294
Juniper Networks, Inc.	145,368	4,525,306
Keysight Technologies, Inc. *	82,272	16,000,259
Motorola Solutions, Inc.	75,566	19,131,800
NetApp, Inc.	99,658	8,857,603
Seagate Technology Holdings plc	93,636	9,613,608
TE Connectivity Ltd.	146,224	22,508,260
Trimble, Inc. *	111,954	9,613,490
Western Digital Corp. *	136,181	7,876,709
		294,176,165

Telecommunication Services 1.8%
AT&T, Inc.	3,185,234	72,718,892
Liberty Global plc, Class A *	78,942	2,084,069
Liberty Global plc, Class C *	153,886	4,099,523
Lumen Technologies, Inc.	443,981	5,478,726
Verizon Communications, Inc.	1,845,759	92,786,305
		177,167,515

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 3.0%
Alaska Air Group, Inc. *	56,008	2,720,309
American Airlines Group, Inc. *	289,537	5,121,910
C.H. Robinson Worldwide, Inc.	58,787	5,590,056
CSX Corp.	1,004,578	34,818,673
Delta Air Lines, Inc. *	284,524	10,299,769
Expeditors International of Washington, Inc.	75,541	9,187,296
FedEx Corp.	109,698	25,271,128
J.B. Hunt Transport Services, Inc.	37,610	7,189,528
Kansas City Southern	40,647	11,822,180
Norfolk Southern Corp.	110,238	29,242,834
Southwest Airlines Co. *	264,095	11,725,818
Union Pacific Corp.	290,836	68,532,595
United Airlines Holdings, Inc. *	143,643	6,070,353
United Parcel Service, Inc., Class B	324,912	64,452,793
XPO Logistics, Inc. *	44,020	3,188,809
		295,234,051

Utilities 4.4%
Alliant Energy Corp.	111,046	6,084,210
Ameren Corp.	114,413	9,334,957
American Electric Power Co., Inc.	223,268	18,095,871
American Water Works Co., Inc.	80,969	13,648,944
Atmos Energy Corp.	58,364	5,271,437
Avangrid, Inc.	31,231	1,580,913
CenterPoint Energy, Inc.	264,758	6,859,880
CMS Energy Corp.	128,596	7,567,875
Consolidated Edison, Inc.	157,251	12,208,968
Dominion Energy, Inc.	360,592	25,674,150
DTE Energy Co.	86,219	9,340,966
Duke Energy Corp.	342,909	33,265,602
Edison International	168,926	11,027,489
Entergy Corp.	89,386	8,968,991
Essential Utilities, Inc.	100,063	4,729,978
Evergy, Inc.	101,794	6,443,560
Eversource Energy	153,464	12,625,483
Exelon Corp.	436,108	22,995,975
FirstEnergy Corp.	242,069	9,116,319
NextEra Energy, Inc.	875,126	75,943,434
NiSource, Inc.	175,458	4,300,476
NRG Energy, Inc.	109,456	3,942,605
OGE Energy Corp.	89,528	3,072,601
PG&E Corp. *	673,632	8,002,748
Pinnacle West Capital Corp.	50,409	3,279,105
PPL Corp.	342,381	9,528,463
Public Service Enterprise Group, Inc.	225,865	14,114,304
Sempra Energy	142,558	17,088,428
The AES Corp.	295,947	6,919,241
The Southern Co.	472,057	28,842,683
UGI Corp.	93,518	3,857,618
Vistra Corp.	215,817	4,290,442
WEC Energy Group, Inc.	140,930	12,251,045
Xcel Energy, Inc.	240,356	15,317,888
		435,592,649
Total Common Stocks (Cost $7,549,733,326)		9,814,529,177

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	5,874,523	5,874,523
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	13,409,675	13,409,675
		19,284,198
Total Short-Term Investments (Cost $19,284,198)		19,284,198
Total Investments in Securities (Cost $7,569,017,524)		9,833,813,375

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 12/17/21	295	22,995,250	(897,344)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,523,285.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2021:
	VALUE AT 8/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/21	BALANCE OF SHARES HELD AT 11/30/21	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Diversified Financials 0.5%
The Charles Schwab Corp.	$49,406,943	$2,114,194	($2,752,066)	$383,189	$2,563,995	$51,716,255	668,255	$120,231

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,814,529,177	$—	$—	$9,814,529,177
Short-Term Investments[1]	19,284,198	—	—	19,284,198
Liabilities
Futures Contracts[2]	(897,344)	—	—	(897,344)
Total	$9,832,916,031	$—	$—	$9,832,916,031

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.3%
Autoliv, Inc.	182,471	17,588,380
BorgWarner, Inc.	555,548	24,044,117
Gentex Corp.	553,727	19,064,820
Harley-Davidson, Inc.	356,922	13,074,053
Lear Corp.	138,373	23,217,606
QuantumScape Corp. *(a)	537,419	15,499,164
Thor Industries, Inc.	128,438	13,577,181
		126,065,321

Banks 3.8%
Bank OZK	282,720	12,640,411
BOK Financial Corp.	70,173	7,242,555
Comerica, Inc.	310,142	25,596,019
Commerce Bancshares, Inc.	246,392	17,198,162
Cullen/Frost Bankers, Inc.	131,312	16,530,868
East West Bancorp, Inc.	328,557	25,298,889
Essent Group Ltd.	259,387	10,785,311
First Citizens BancShares, Inc., Class A	16,501	13,266,474
First Financial Bankshares, Inc.	297,226	14,837,522
First Horizon Corp.	1,272,903	20,531,925
MGIC Investment Corp.	787,405	11,102,411
New York Community Bancorp, Inc.	1,079,114	12,927,786
People's United Financial, Inc.	992,018	16,903,987
Pinnacle Financial Partners, Inc.	176,396	16,829,942
Popular, Inc.	187,012	14,553,274
Prosperity Bancshares, Inc.	215,490	15,360,127
Radian Group, Inc.	430,924	8,777,922
Signature Bank	140,501	42,473,452
Synovus Financial Corp.	339,558	15,378,582
TFS Financial Corp.	110,163	1,982,934
Western Alliance Bancorp	241,266	26,486,182
Zions Bancorp NA	375,501	23,686,603
		370,391,338

Capital Goods 11.6%
A.O. Smith Corp.	308,576	24,392,933
Acuity Brands, Inc.	82,762	16,664,129
Advanced Drainage Systems, Inc.	129,286	15,993,971
AECOM *	333,784	23,011,069
AGCO Corp.	143,291	15,792,101
Air Lease Corp.	248,907	10,103,135
Allegion plc	207,712	25,681,512
Armstrong World Industries, Inc.	110,389	11,697,922
Axon Enterprise, Inc. *	152,216	25,692,539
AZEK Co., Inc. *	257,520	10,099,934
Builders FirstSource, Inc. *	480,184	33,343,977
BWX Technologies, Inc.	220,658	10,525,387
Carlisle Cos., Inc.	120,733	27,189,072
ChargePoint Holdings, Inc. *	395,473	10,092,471
Colfax Corp. *	300,104	13,936,830
SECURITY	NUMBER OF SHARES	VALUE ($)
Crane Co.	115,692	11,168,906
Curtiss-Wright Corp.	94,518	11,892,255
Donaldson Co., Inc.	291,138	16,428,917
EMCOR Group, Inc.	124,673	14,878,476
Flowserve Corp.	302,392	9,065,712
Fortune Brands Home & Security, Inc.	319,682	32,137,631
Graco, Inc.	393,272	28,665,596
Hexcel Corp. *	194,703	10,003,840
Howmet Aerospace, Inc.	893,988	25,147,882
Hubbell, Inc.	125,942	24,646,849
Huntington Ingalls Industries, Inc.	93,057	16,518,548
IDEX Corp.	176,061	39,541,540
ITT, Inc.	199,515	18,870,129
Lennox International, Inc.	79,200	24,474,384
Lincoln Electric Holdings, Inc.	137,628	18,574,275
MasTec, Inc. *	132,677	12,228,839
Nordson Corp.	125,226	31,831,197
nVent Electric plc	389,986	13,583,212
Oshkosh Corp.	159,088	17,117,869
Owens Corning	238,954	20,272,857
Pentair plc	384,038	28,299,760
Plug Power, Inc. *	1,197,981	47,739,543
Quanta Services, Inc.	322,483	36,692,116
Regal Rexnord Corp.	156,864	24,800,198
Sensata Technologies Holding plc *	366,933	20,438,168
SiteOne Landscape Supply, Inc. *	103,238	24,814,286
Snap-on, Inc.	124,992	25,737,103
Sunrun, Inc. *	477,311	21,975,398
Textron, Inc.	519,435	36,775,998
The Middleby Corp. *	128,855	22,508,391
The Timken Co.	161,043	10,601,461
The Toro Co.	248,055	24,944,411
Trex Co., Inc. *	267,330	35,493,404
Vertiv Holdings Co.	702,996	18,024,817
Watsco, Inc.	76,385	22,358,653
Westinghouse Air Brake Technologies Corp.	438,063	38,886,853
Woodward, Inc.	147,471	15,602,432
Zurn Water Solutions Corp.	279,910	9,810,846
		1,136,769,734

Commercial & Professional Services 3.2%
ADT, Inc.	336,436	2,795,783
ASGN, Inc. *	122,676	14,927,216
Booz Allen Hamilton Holding Corp.	313,236	26,293,030
CACI International, Inc., Class A *	54,477	14,132,968
Clarivate plc *	862,426	20,129,023
Clean Harbors, Inc. *	116,028	11,769,880
Driven Brands Holdings, Inc. *	127,526	3,935,452
Dun & Bradstreet Holdings, Inc. *	348,414	6,619,866
IAA, Inc. *	312,609	15,099,015
Jacobs Engineering Group, Inc.	302,043	43,059,250
Leidos Holdings, Inc.	328,265	28,857,776
ManpowerGroup, Inc.	125,364	11,236,375
MSA Safety, Inc.	84,506	12,111,400

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nielsen Holdings plc	831,784	15,936,981
Robert Half International, Inc.	259,405	28,838,054
Science Applications International Corp.	134,402	11,274,984
Stericycle, Inc. *	213,172	12,044,218
Tetra Tech, Inc.	125,323	23,144,652
TriNet Group, Inc. *	93,240	9,351,972
		311,557,895

Consumer Durables & Apparel 4.9%
Brunswick Corp.	179,619	16,868,020
Capri Holdings Ltd. *	352,275	20,861,725
Carter's, Inc.	102,148	10,320,012
Columbia Sportswear Co.	81,212	7,920,606
Crocs, Inc. *	144,531	23,705,975
Deckers Outdoor Corp. *	64,097	25,984,924
Hanesbrands, Inc.	807,103	13,034,713
Hasbro, Inc.	299,892	29,062,534
Hayward Holdings, Inc. *	96,047	2,351,231
Helen of Troy Ltd. *	55,911	13,446,596
Leggett & Platt, Inc.	309,326	12,493,677
Mattel, Inc. *	808,850	17,155,708
Mohawk Industries, Inc. *	129,519	21,742,355
Newell Brands, Inc.	877,354	18,836,790
Polaris, Inc.	132,044	14,761,199
PulteGroup, Inc.	600,911	30,063,577
PVH Corp.	165,385	17,659,810
Ralph Lauren Corp.	112,824	13,092,097
Skechers U.S.A., Inc., Class A *	312,889	14,054,974
Tapestry, Inc.	646,089	25,921,091
Tempur Sealy International, Inc.	455,320	19,505,909
Toll Brothers, Inc.	268,837	17,063,084
TopBuild Corp. *	76,311	20,587,945
Under Armour, Inc., Class A *	436,930	10,307,179
Under Armour, Inc., Class C *	483,216	9,698,145
Whirlpool Corp.	145,384	31,655,912
YETI Holdings, Inc. *	202,660	18,677,146
		476,832,934

Consumer Services 3.7%
Aramark	591,420	19,753,428
Bright Horizons Family Solutions, Inc. *	140,405	17,262,795
Caesars Entertainment, Inc. *	494,643	44,552,495
Chegg, Inc. *	328,066	9,136,638
Choice Hotels International, Inc.	76,157	10,932,337
Churchill Downs, Inc.	80,346	18,015,180
Coursera, Inc. *	184,888	5,544,791
Marriott Vacations Worldwide Corp.	99,012	15,114,182
MGM Resorts International	926,852	36,684,802
Norwegian Cruise Line Holdings Ltd. *	857,712	16,733,961
Penn National Gaming, Inc. *	384,547	19,700,343
Planet Fitness, Inc., Class A *	192,937	15,761,023
Service Corp. International	388,466	25,700,911
Terminix Global Holdings, Inc. *	288,214	10,756,146
Texas Roadhouse, Inc.	161,984	13,434,953
The Wendy's Co.	411,608	8,470,893
Vail Resorts, Inc.	93,304	30,949,870
Wingstop, Inc.	69,056	11,090,394
Wyndham Hotels & Resorts, Inc.	216,762	17,228,244
Wynn Resorts Ltd. *	243,982	19,764,982
		366,588,368

Diversified Financials 6.3%
Affiliated Managers Group, Inc.	95,523	16,251,328
AGNC Investment Corp.	1,216,599	18,601,799
Ally Financial, Inc.	835,125	38,273,779
Annaly Capital Management, Inc.	3,344,446	27,090,013
SECURITY	NUMBER OF SHARES	VALUE ($)
Apollo Global Management, Inc.	485,708	34,378,412
Ares Management Corp., Class A	378,820	30,745,031
Blackstone Mortgage Trust, Inc., Class A	386,144	11,584,320
Cboe Global Markets, Inc.	247,039	31,853,209
Credit Acceptance Corp. *	20,723	12,949,803
Equitable Holdings, Inc.	887,872	27,932,453
FactSet Research Systems, Inc.	87,528	41,012,995
Invesco Ltd.	791,372	17,671,337
Janus Henderson Group plc	399,476	17,069,609
Jefferies Financial Group, Inc.	458,061	17,213,932
Lazard Ltd., Class A	261,439	11,142,530
LPL Financial Holdings, Inc.	185,976	29,311,677
Morningstar, Inc.	54,897	17,036,186
New Residential Investment Corp.	1,082,416	11,506,082
OneMain Holdings, Inc.	256,752	12,783,682
Raymond James Financial, Inc.	429,193	42,185,380
SEI Investments Co.	248,628	14,825,688
SoFi Technologies, Inc. *	1,496,016	25,731,475
Starwood Property Trust, Inc.	668,334	16,681,617
Stifel Financial Corp.	242,891	17,247,690
The Carlyle Group, Inc.	320,398	17,522,567
Tradeweb Markets, Inc., Class A	244,061	23,429,856
Upstart Holdings, Inc. *	107,052	21,933,884
Voya Financial, Inc.	262,988	16,342,074
		620,308,408

Energy 2.9%
Antero Midstream Corp.	749,764	7,280,208
APA Corp.	876,196	22,579,571
Continental Resources, Inc.	135,805	6,021,594
Coterra Energy, Inc.	1,882,920	37,809,034
Devon Energy Corp.	1,459,099	61,369,704
Diamondback Energy, Inc.	394,433	42,097,834
EQT Corp. *	701,444	13,629,057
HollyFrontier Corp.	347,020	11,215,686
Marathon Oil Corp.	1,827,144	28,302,461
NOV, Inc. *	903,278	10,767,074
Targa Resources Corp.	529,965	27,362,093
Texas Pacific Land Corp.	14,373	17,373,651
		285,807,967

Food & Staples Retailing 0.8%
Albertsons Cos., Inc., Class A	227,638	8,010,581
BJ's Wholesale Club Holdings, Inc. *	317,735	21,018,170
Casey's General Stores, Inc.	85,836	16,677,077
Performance Food Group Co. *	356,382	14,365,758
US Foods Holding Corp. *	515,818	16,207,002
		76,278,588

Food, Beverage & Tobacco 2.2%
Beyond Meat, Inc. *(a)	139,536	9,803,799
Bunge Ltd.	327,994	28,394,441
Campbell Soup Co.	470,530	18,976,475
Darling Ingredients, Inc. *	375,894	25,380,363
Flowers Foods, Inc.	461,979	11,928,298
Ingredion, Inc.	155,394	14,471,843
Lamb Weston Holdings, Inc.	336,332	17,462,357
Lancaster Colony Corp.	45,799	6,695,814
Molson Coors Beverage Co., Class B	436,549	19,400,237
Pilgrim's Pride Corp. *	112,542	3,160,179
Post Holdings, Inc. *	135,946	13,132,384
Seaboard Corp.	590	2,295,112
The Boston Beer Co., Inc., Class A *	21,764	9,819,264
The J.M. Smucker Co.	251,078	31,753,835
		212,674,401

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 4.8%
ABIOMED, Inc. *	105,163	33,103,209
agilon health, Inc. *	108,303	2,382,666
Amedisys, Inc. *	75,737	10,576,672
Certara, Inc. *	236,438	6,367,275
Chemed Corp.	36,458	16,970,835
DaVita, Inc. *	155,503	14,695,034
Dentsply Sirona, Inc.	506,422	24,683,008
Encompass Health Corp.	230,772	13,297,083
Envista Holdings Corp. *	373,941	14,508,911
Guardant Health, Inc. *	234,559	24,656,842
HealthEquity, Inc. *	193,552	10,583,423
Henry Schein, Inc. *	323,743	23,005,178
Hill-Rom Holdings, Inc.	152,440	23,704,420
Insulet Corp. *	159,612	46,038,485
Integra LifeSciences Holdings Corp. *	168,877	10,799,684
LHC Group, Inc. *	73,186	8,395,898
Masimo Corp. *	117,426	32,658,519
Molina Healthcare, Inc. *	135,340	38,596,261
Novocure Ltd. *	206,606	19,346,586
Oak Street Health, Inc. *	323,156	10,001,678
Penumbra, Inc. *	79,688	19,575,357
Quidel Corp. *	87,950	12,977,902
Tandem Diabetes Care, Inc. *	146,054	18,770,860
Tenet Healthcare Corp. *	248,067	18,076,642
Universal Health Services, Inc., Class B	175,760	20,867,985
		474,640,413

Household & Personal Products 0.2%
Coty, Inc., Class A *	775,035	7,541,091
Herbalife Nutrition Ltd. *	236,195	8,824,245
Reynolds Consumer Products, Inc.	125,919	3,674,316
		20,039,652

Insurance 4.1%
Alleghany Corp. *	32,130	20,784,254
American Financial Group, Inc.	153,217	20,471,323
Assurant, Inc.	136,237	20,721,648
Athene Holding Ltd., Class A *	302,455	24,777,114
Axis Capital Holdings Ltd.	179,127	8,899,029
Brown & Brown, Inc.	541,547	34,881,042
CNA Financial Corp.	62,652	2,608,829
Erie Indemnity Co., Class A	57,719	10,724,767
Everest Re Group Ltd.	92,396	23,688,487
Fidelity National Financial, Inc.	661,185	32,338,558
First American Financial Corp.	254,855	18,905,144
Globe Life, Inc.	216,909	18,771,305
Lincoln National Corp.	409,006	27,129,368
Loews Corp.	470,740	25,165,761
Old Republic International Corp.	657,851	15,762,110
Primerica, Inc.	91,566	13,473,937
Reinsurance Group of America, Inc.	157,655	14,963,036
RenaissanceRe Holdings Ltd.	109,197	16,828,350
Selective Insurance Group, Inc.	139,419	10,531,711
The Hanover Insurance Group, Inc.	82,833	10,084,918
Unum Group	474,038	10,950,278
W.R. Berkley Corp.	325,016	24,909,226
		407,370,195

Materials 6.2%
Alcoa Corp.	432,996	20,147,304
AptarGroup, Inc.	152,865	18,281,125
Ashland Global Holdings, Inc.	130,945	13,234,611
Avery Dennison Corp.	192,023	39,378,157
Axalta Coating Systems Ltd. *	501,656	15,210,210
SECURITY	NUMBER OF SHARES	VALUE ($)
Berry Global Group, Inc. *	313,514	21,648,142
CF Industries Holdings, Inc.	498,379	30,196,784
Cleveland-Cliffs, Inc. *	1,053,883	21,446,519
Crown Holdings, Inc.	304,359	32,201,182
Diversey Holdings Ltd. *	107,178	1,412,606
Eagle Materials, Inc.	97,118	14,977,538
Eastman Chemical Co.	314,815	32,832,056
FMC Corp.	298,208	29,877,459
Graphic Packaging Holding Co.	655,343	12,936,471
Huntsman Corp.	488,907	15,493,463
MP Materials Corp. *	172,399	7,575,212
Olin Corp.	334,641	18,187,738
Packaging Corp. of America	220,014	28,731,628
Reliance Steel & Aluminum Co.	147,130	21,867,932
Royal Gold, Inc.	152,132	15,217,764
RPM International, Inc.	300,541	27,361,253
Sealed Air Corp.	347,241	21,570,611
Sonoco Products Co.	228,083	13,258,465
Steel Dynamics, Inc.	449,262	26,865,867
The Mosaic Co.	858,294	29,370,821
The Scotts Miracle-Gro Co.	94,467	13,687,324
United States Steel Corp.	626,758	14,170,998
Valvoline, Inc.	419,219	14,282,791
Westlake Chemical Corp.	76,938	7,149,079
Westrock Co.	618,630	26,842,356
		605,413,466

Media & Entertainment 2.7%
Altice USA, Inc., Class A *	526,728	8,343,372
Bumble, Inc., Class A *	163,784	5,611,240
Cable One, Inc.	11,474	20,332,616
Discovery, Inc., Class A *(a)	391,844	9,118,210
Discovery, Inc., Class C *	703,881	15,985,137
DISH Network Corp., Class A *	576,931	18,029,094
IAC/InterActiveCorp *	193,421	25,850,717
Liberty Media Corp. - Liberty Formula One, Class A *	54,270	3,126,495
Liberty Media Corp. - Liberty Formula One, Class C *	472,018	28,755,337
News Corp., Class A	906,605	19,600,800
News Corp., Class B	282,200	6,081,410
Playtika Holding Corp. *	236,460	4,067,112
The Interpublic Group of Cos., Inc.	912,638	30,290,455
The New York Times Co., Class A	387,306	18,397,035
Vimeo, Inc. *	358,784	6,928,119
ZoomInfo Technologies, Inc., Class A *	421,385	25,999,454
Zynga, Inc., Class A *	2,380,480	14,354,294
		260,870,897

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
10X Genomics, Inc., Class A *	210,012	32,091,934
Adaptive Biotechnologies Corp. *	250,255	6,529,153
Alkermes plc *	372,865	8,173,201
Arrowhead Pharmaceuticals, Inc. *	241,688	16,930,244
Biohaven Pharmaceutical Holding Co., Ltd. *	134,288	15,072,485
BioMarin Pharmaceutical, Inc. *	425,035	36,676,270
Bio-Rad Laboratories, Inc., Class A *	49,805	37,513,126
Bio-Techne Corp.	90,136	42,546,896
Bridgebio Pharma, Inc. *	252,666	10,232,973
Bruker Corp.	234,523	18,994,018
Elanco Animal Health, Inc. *	1,096,096	31,501,799
Exelixis, Inc. *	731,110	12,275,337
Fate Therapeutics, Inc. *	187,232	10,299,632
Intellia Therapeutics, Inc. *	158,399	18,217,469
Ionis Pharmaceuticals, Inc. *	326,231	8,645,122
Jazz Pharmaceuticals plc *	141,718	16,987,737

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mirati Therapeutics, Inc. *	114,972	15,724,720
Natera, Inc. *	202,191	18,492,389
Neurocrine Biosciences, Inc. *	219,222	18,250,231
Novavax, Inc. *	172,619	36,013,502
Organon & Co.	587,575	17,174,817
PerkinElmer, Inc.	259,824	47,329,540
Perrigo Co., plc	310,393	11,394,527
Repligen Corp. *	118,526	33,957,699
Sarepta Therapeutics, Inc. *	199,441	16,116,827
Sotera Health Co. *	228,599	4,878,303
Syneos Health, Inc. *	239,810	23,299,940
Ultragenyx Pharmaceutical, Inc. *	157,440	11,844,211
United Therapeutics Corp. *	104,026	19,712,927
Viatris, Inc.	2,802,395	34,497,482
Vir Biotechnology, Inc. *	168,887	8,008,622
		639,383,133

Real Estate 9.1%
American Campus Communities, Inc.	322,492	16,685,736
American Homes 4 Rent, Class A	634,282	25,428,365
Americold Realty Trust	605,073	19,749,583
Apartment Income REIT Corp.	363,776	18,465,270
Brixmor Property Group, Inc.	688,562	15,657,900
Camden Property Trust	233,043	38,501,034
CoreSite Realty Corp.	102,474	17,528,178
Cousins Properties, Inc.	344,661	13,014,399
CubeSmart	498,647	26,887,046
CyrusOne, Inc.	287,370	25,581,678
Douglas Emmett, Inc.	407,077	13,339,913
EastGroup Properties, Inc.	93,626	19,071,616
Equity LifeStyle Properties, Inc.	396,198	32,210,898
eXp World Holdings, Inc.	152,054	5,581,902
Federal Realty Investment Trust	162,155	19,891,554
First Industrial Realty Trust, Inc.	299,291	18,080,169
Gaming & Leisure Properties, Inc.	515,682	23,267,572
Healthcare Realty Trust, Inc.	337,634	10,574,697
Healthcare Trust of America, Inc., Class A	507,361	17,229,980
Highwoods Properties, Inc.	241,777	10,444,766
Host Hotels & Resorts, Inc. *	1,654,669	25,978,303
Iron Mountain, Inc.	670,464	30,465,884
Jones Lang LaSalle, Inc. *	117,477	27,596,522
Kilroy Realty Corp.	242,993	15,680,338
Kimco Realty Corp.	1,422,391	31,890,006
Lamar Advertising Co., Class A	201,087	21,970,766
Life Storage, Inc.	181,374	23,966,760
Medical Properties Trust, Inc.	1,380,387	29,388,439
National Retail Properties, Inc.	407,028	17,949,935
Omega Healthcare Investors, Inc.	554,022	15,479,375
Opendoor Technologies, Inc. *	883,474	13,994,228
Rayonier, Inc.	327,994	12,388,333
Regency Centers Corp.	354,102	24,553,433
Rexford Industrial Realty, Inc.	319,072	22,360,566
SL Green Realty Corp.	155,256	10,779,424
Spirit Realty Capital, Inc.	276,106	12,303,283
STAG Industrial, Inc.	375,731	16,374,357
STORE Capital Corp.	566,760	18,669,074
The Howard Hughes Corp. *	96,026	7,873,172
UDR, Inc.	646,207	36,659,323
VICI Properties, Inc.	1,422,588	38,694,394
Vornado Realty Trust	368,698	14,799,538
WP Carey, Inc.	426,784	32,584,959
		889,592,668

Retailing 4.6%
Advance Auto Parts, Inc.	151,680	33,478,810
AutoNation, Inc. *	101,335	12,550,340
SECURITY	NUMBER OF SHARES	VALUE ($)
Bath & Body Works, Inc.	613,372	46,082,638
Chewy, Inc., Class A *	200,714	13,700,738
Dick's Sporting Goods, Inc.	151,857	17,852,309
Five Below, Inc. *	129,746	26,395,526
Floor & Decor Holdings, Inc., Class A *	243,861	31,436,121
Foot Locker, Inc.	209,084	9,542,594
GameStop Corp., Class A *	144,184	28,290,343
Kohl's Corp.	362,052	18,547,924
Leslie's, Inc. *	302,651	6,343,565
Lithia Motors, Inc.	70,092	20,419,902
LKQ Corp.	626,679	35,031,356
Ollie's Bargain Outlet Holdings, Inc. *	140,351	8,686,323
Penske Automotive Group, Inc.	72,825	7,254,826
Petco Health & Wellness Co., Inc. *	188,260	3,608,944
Pool Corp.	92,906	51,481,073
Qurate Retail, Inc., Class A	847,959	6,783,672
Qurate Retail, Inc., Class B	2,420	20,449
RH *	39,462	23,013,449
The Gap, Inc.	497,745	8,227,725
Victoria's Secret & Co. *	174,452	9,469,255
Williams-Sonoma, Inc.	174,039	33,909,759
		452,127,641

Semiconductors & Semiconductor Equipment 3.0%
Allegro MicroSystems, Inc. *	126,989	3,965,866
Entegris, Inc.	314,183	45,895,853
First Solar, Inc. *	229,120	23,736,832
Lattice Semiconductor Corp. *	316,056	23,998,132
MKS Instruments, Inc.	128,488	19,550,734
ON Semiconductor Corp. *	997,668	61,286,745
Power Integrations, Inc.	139,862	13,990,396
Silicon Laboratories, Inc. *	94,120	18,472,932
SolarEdge Technologies, Inc. *	121,134	39,702,880
Universal Display Corp.	100,544	14,382,819
Wolfspeed, Inc. *	267,617	32,815,197
		297,798,386

Software & Services 8.7%
Affirm Holdings, Inc. *	215,473	27,296,120
Anaplan, Inc. *	335,803	14,375,727
AppLovin Corp., Class A *	62,212	5,668,135
Asana, Inc., Class A *	180,927	18,807,362
Aspen Technology, Inc. *	157,394	22,826,852
Avalara, Inc. *	200,137	27,955,136
Bill.com Holdings, Inc. *	204,594	57,460,225
Black Knight, Inc. *	363,068	25,948,470
C3.ai, Inc., Class A *	161,419	5,966,046
CDK Global, Inc.	281,474	10,876,155
Ceridian HCM Holding, Inc. *	312,656	34,204,566
Citrix Systems, Inc.	287,905	23,156,199
Concentrix Corp.	99,253	16,475,998
Datto Holding Corp. *	59,966	1,406,802
Dolby Laboratories, Inc., Class A	151,527	12,638,867
Dropbox, Inc., Class A *	666,010	16,390,506
Duck Creek Technologies, Inc. *	173,310	4,954,933
DXC Technology Co. *	583,851	17,509,692
Dynatrace, Inc. *	454,864	28,588,202
Elastic N.V. *	165,457	25,721,945
Euronet Worldwide, Inc. *	122,548	12,422,691
Fair Isaac Corp. *	65,800	23,235,954
Fastly, Inc., Class A *	245,978	10,026,063
Five9, Inc. *	156,910	22,333,000
Genpact Ltd.	400,273	19,321,178
GoDaddy, Inc., Class A *	391,316	27,458,644
Guidewire Software, Inc. *	192,814	22,431,981
Jack Henry & Associates, Inc.	172,129	26,099,920
Manhattan Associates, Inc. *	146,952	22,948,024

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MAXIMUS, Inc.	142,107	10,721,973
New Relic, Inc. *	135,033	14,965,707
Nuance Communications, Inc. *	660,412	36,646,262
Nutanix, Inc., Class A *	473,743	15,737,743
Paylocity Holding Corp. *	91,142	22,998,772
Pegasystems, Inc.	94,143	10,809,499
PTC, Inc. *	244,938	26,840,306
Q2 Holdings, Inc. *	130,597	10,486,939
Smartsheet, Inc., Class A *	290,095	18,566,080
The Western Union Co.	942,399	14,908,752
Tyler Technologies, Inc. *	94,668	49,130,799
WEX, Inc. *	103,907	13,135,923
Zendesk, Inc. *	277,895	28,375,859
		857,830,007

Technology Hardware & Equipment 3.4%
Arrow Electronics, Inc. *	166,409	20,243,655
Ciena Corp. *	358,583	21,597,454
Cognex Corp.	409,674	31,647,316
Coherent, Inc. *	56,895	14,731,822
F5, Inc. *	139,739	31,801,802
IPG Photonics Corp. *	83,156	13,653,384
Jabil, Inc.	337,908	19,754,102
Juniper Networks, Inc.	753,297	23,450,136
Littelfuse, Inc.	57,061	17,031,567
Lumentum Holdings, Inc. *	176,009	15,272,301
National Instruments Corp.	308,322	12,801,529
NetApp, Inc.	519,014	46,129,964
TD SYNNEX Corp.	96,382	9,971,682
Ubiquiti, Inc.	14,483	4,334,617
Vontier Corp.	392,008	12,352,172
Western Digital Corp. *	710,175	41,076,522
		335,850,025

Telecommunication Services 0.4%
Frontier Communications Parent, Inc. *	481,851	16,098,642
Lumen Technologies, Inc.	2,304,936	28,442,910
		44,541,552

Transportation 2.4%
Alaska Air Group, Inc. *	290,428	14,106,088
AMERCO	22,715	16,004,080
American Airlines Group, Inc. *	1,500,352	26,541,227
C.H. Robinson Worldwide, Inc.	304,965	28,999,122
GXO Logistics, Inc. *	228,462	21,943,775
JetBlue Airways Corp. *	735,264	9,867,243
Knight-Swift Transportation Holdings, Inc.	384,549	22,015,430
Landstar System, Inc.	88,752	14,959,150
Lyft, Inc., Class A *	673,416	27,347,424
TuSimple Holdings, Inc., Class A *	76,910	3,075,631
United Airlines Holdings, Inc. *	750,137	31,700,790
XPO Logistics, Inc. *	228,499	16,552,467
		233,112,427

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.1%
Alliant Energy Corp.	579,494	31,750,476
Atmos Energy Corp.	302,945	27,361,992
Black Hills Corp.	147,340	9,447,441
Essential Utilities, Inc.	518,115	24,491,296
Hawaiian Electric Industries, Inc.	252,699	9,600,035
IDACORP, Inc.	117,239	12,265,544
MDU Resources Group, Inc.	469,656	12,788,733
National Fuel Gas Co.	211,613	12,233,348
NiSource, Inc.	909,010	22,279,835
NRG Energy, Inc.	567,210	20,430,904
OGE Energy Corp.	464,191	15,931,035
Pinnacle West Capital Corp.	261,463	17,008,168
Portland General Electric Co.	207,483	10,098,198
The AES Corp.	1,544,262	36,104,846
UGI Corp.	484,446	19,983,398
Vistra Corp.	1,118,321	22,232,221
		304,007,470
Total Common Stocks (Cost $7,561,083,949)		9,805,852,886

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	3,768,030	3,768,030
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)(c)	31,324,195	31,324,195
		35,092,225
Total Short-Term Investments (Cost $35,092,225)		35,092,225
Total Investments in Securities (Cost $7,596,176,174)		9,840,945,111

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/17/21	36	9,742,320	(539,642)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,005,098.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,805,852,886	$—	$—	$9,805,852,886
Short-Term Investments[1]	35,092,225	—	—	35,092,225
Liabilities
Futures Contracts[2]	(539,642)	—	—	(539,642)
Total	$9,840,405,469	$—	$—	$9,840,405,469

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.5%
Adient plc *	377,241	16,013,880
American Axle & Manufacturing Holdings, Inc. *	458,318	4,060,697
Canoo, Inc. *(a)	570,789	6,832,344
Dana, Inc.	580,673	12,484,470
Dorman Products, Inc. *	114,706	12,730,072
Faraday Future Intelligent Electric, Inc. *(a)	687,531	4,228,316
Fisker, Inc. *(a)	565,038	12,086,163
Fox Factory Holding Corp. *	168,553	29,626,561
Gentherm, Inc. *	132,767	11,212,173
Holley, Inc. *(a)	149,373	1,823,844
LCI Industries	101,255	15,418,099
Lordstown Motors Corp., Class A *(a)	441,558	2,066,491
Luminar Technologies, Inc. *	863,896	14,081,505
Modine Manufacturing Co. *	205,391	2,127,851
Patrick Industries, Inc.	89,815	7,164,543
Standard Motor Products, Inc.	77,692	3,887,708
Stoneridge, Inc. *	108,992	2,379,295
Tenneco, Inc., Class A *	303,090	3,182,445
The Goodyear Tire & Rubber Co. *	1,125,020	22,624,152
Thor Industries, Inc.	221,700	23,435,907
Veoneer, Inc. *	403,392	14,360,755
Visteon Corp. *	112,083	11,871,831
Winnebago Industries, Inc.	134,704	9,728,323
Workhorse Group, Inc. *(a)	461,624	2,695,884
XL Fleet Corp. *(a)	386,572	1,755,037
XPEL, Inc. *	66,083	4,750,707
		252,629,053

Banks 9.2%
1st Source Corp.	69,538	3,216,132
Allegiance Bancshares, Inc.	75,762	3,063,058
Ameris Bancorp	264,888	12,892,099
Arrow Financial Corp.	63,355	2,185,747
Associated Banc-Corp.	612,587	13,415,655
Atlantic Union Bankshares Corp.	307,566	9,998,971
Axos Financial, Inc. *	213,893	12,108,483
Banc of California, Inc.	213,112	4,174,864
BancFirst Corp.	76,223	4,850,069
Bank of Hawaii Corp.	162,217	12,941,672
Bank of Marin Bancorp	66,028	2,287,210
Bank OZK	487,870	21,812,668
BankUnited, Inc.	371,651	14,732,246
Banner Corp.	138,478	7,932,020
Berkshire Hills Bancorp, Inc.	196,137	5,238,819
Brookline Bancorp, Inc.	313,563	4,838,277
Bryn Mawr Bank Corp.	79,983	3,567,242
Byline Bancorp, Inc.	92,847	2,411,237
Cadence Bank	784,463	22,922,009
Camden National Corp.	60,410	2,767,986
SECURITY	NUMBER OF SHARES	VALUE ($)
Capitol Federal Financial, Inc.	517,076	5,873,983
Cathay General Bancorp	313,235	13,127,679
CBTX, Inc.	72,213	2,007,521
Central Pacific Financial Corp.	113,829	3,047,202
CIT Group, Inc.	396,876	19,470,737
City Holding Co.	61,691	4,840,276
Columbia Banking System, Inc.	311,492	10,235,627
Columbia Financial, Inc. *	152,684	2,784,956
Community Bank System, Inc.	215,899	15,255,423
Community Trust Bancorp, Inc.	61,318	2,575,356
ConnectOne Bancorp, Inc.	143,680	4,669,600
CrossFirst Bankshares, Inc. *	178,132	2,492,067
Customers Bancorp, Inc. *	119,060	6,862,618
CVB Financial Corp.	511,025	9,765,688
Dime Community Bancshares, Inc.	133,879	4,592,050
Eagle Bancorp, Inc.	127,681	7,194,824
Eastern Bankshares, Inc.	680,969	13,707,906
Enterprise Financial Services Corp.	154,312	7,155,447
Essent Group Ltd.	447,796	18,619,358
F.N.B. Corp.	1,280,566	14,931,400
FB Financial Corp.	142,057	6,094,245
Federal Agricultural Mortgage Corp., Class C	39,378	4,793,090
Financial Institutions, Inc.	63,631	1,959,835
First BanCorp	834,869	11,095,409
First Bancorp (North Carolina)	138,309	6,146,452
First Bancshares, Inc.	84,031	3,265,445
First Busey Corp.	205,136	5,271,995
First Citizens BancShares, Inc., Class A	28,572	22,971,317
First Commonwealth Financial Corp.	384,600	5,780,538
First Community Bankshares, Inc.	61,027	1,995,583
First Financial Bancorp	383,518	8,820,914
First Financial Bankshares, Inc.	512,955	25,606,714
First Financial Corp.	45,562	1,980,125
First Foundation, Inc.	158,450	4,027,799
First Hawaiian, Inc.	519,204	13,629,105
First Horizon Corp.	2,198,396	35,460,127
First Interstate BancSystem, Inc., Class A	139,032	5,672,506
First Merchants Corp.	216,398	8,632,116
First Mid Bancshares, Inc.	65,272	2,743,382
First Midwest Bancorp, Inc.	458,721	9,050,565
Flagstar Bancorp, Inc.	211,708	9,852,890
Flushing Financial Corp.	124,895	2,950,020
Fulton Financial Corp.	653,454	10,318,039
German American Bancorp, Inc.	99,033	3,875,161
Glacier Bancorp, Inc.	433,877	23,559,521
Great Southern Bancorp, Inc.	41,491	2,308,144
Great Western Bancorp, Inc.	220,203	7,387,811
Hancock Whitney Corp.	347,725	16,614,300
Hanmi Financial Corp.	121,851	2,737,992
Harborone Bancorp, Inc.	197,113	2,737,900
Heartland Financial USA, Inc.	160,866	7,641,135
Heritage Commerce Corp.	238,955	2,618,947
Heritage Financial Corp.	144,874	3,394,398

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hilltop Holdings, Inc.	249,528	8,491,438
Home BancShares, Inc.	604,741	14,471,452
HomeStreet, Inc.	83,557	4,125,209
Hope Bancorp, Inc.	491,249	7,049,423
Horizon Bancorp, Inc.	157,764	3,060,622
Independent Bank Corp.	190,406	15,053,498
Independent Bank Group, Inc.	148,407	10,303,898
International Bancshares Corp.	213,359	8,963,212
Investors Bancorp, Inc.	902,595	13,439,640
Kearny Financial Corp.	307,744	3,911,426
Lakeland Bancorp, Inc.	201,943	3,612,760
Lakeland Financial Corp.	101,604	7,175,274
Live Oak Bancshares, Inc.	126,984	11,314,274
Luther Burbank Corp.	45,236	623,804
Mercantile Bank Corp.	58,703	1,971,247
Merchants Bancorp	67,327	3,070,784
Meta Financial Group, Inc.	127,541	7,623,126
Metrocity Bankshares, Inc.	74,881	2,014,299
MGIC Investment Corp.	1,357,740	19,144,134
Midland States Bancorp, Inc.	83,544	1,988,347
Mr Cooper Group, Inc. *	345,333	13,561,227
National Bank Holdings Corp., Class A	123,788	5,275,845
NBT Bancorp, Inc.	173,354	6,259,813
New York Community Bancorp, Inc.	1,862,091	22,307,850
Nicolet Bankshares, Inc. *	43,587	3,108,189
NMI Holdings, Inc., Class A *	342,602	6,714,999
Northfield Bancorp, Inc.	177,524	2,991,279
Northwest Bancshares, Inc.	509,185	6,761,977
OceanFirst Financial Corp.	240,723	4,961,301
OFG Bancorp	206,942	4,987,302
Old National Bancorp	663,472	11,716,916
Origin Bancorp, Inc.	87,871	3,707,277
Pacific Premier Bancorp, Inc.	378,363	14,661,566
PacWest Bancorp	469,159	20,990,174
Park National Corp.	58,082	7,555,887
Peapack-Gladstone Financial Corp.	67,957	2,248,018
PennyMac Financial Services, Inc.	134,121	8,493,883
Peoples Bancorp, Inc.	98,421	3,035,304
Pinnacle Financial Partners, Inc.	304,674	29,068,946
Popular, Inc.	322,679	25,110,880
Preferred Bank	55,322	3,770,194
Premier Financial Corp.	149,192	4,386,245
Prosperity Bancshares, Inc.	372,017	26,517,372
Provident Financial Services, Inc.	311,622	7,335,582
QCR Holdings, Inc.	59,691	3,219,733
Radian Group, Inc.	743,311	15,141,245
Renasant Corp.	225,004	8,196,896
Republic Bancorp, Inc., Class A	36,895	1,890,131
Rocket Cos., Inc., Class A	544,950	8,446,725
S&T Bancorp, Inc.	158,135	4,729,818
Sandy Spring Bancorp, Inc.	189,540	8,895,112
Seacoast Banking Corp. of Florida	221,585	7,482,925
ServisFirst Bancshares, Inc.	195,233	15,694,781
Silvergate Capital Corp., Class A *	106,133	21,702,076
Simmons First National Corp., Class A	434,213	12,639,940
Southside Bancshares, Inc.	130,825	5,331,119
SouthState Corp.	280,534	21,920,927
Sterling Bancorp	771,515	19,141,287
Stock Yards Bancorp, Inc.	98,119	5,870,460
Synovus Financial Corp.	586,183	26,548,228
Texas Capital Bancshares, Inc. *	202,226	11,389,368
TFS Financial Corp.	192,007	3,456,126
The Bancorp, Inc. *	227,890	6,442,450
The First of Long Island Corp.	88,419	1,852,378
Tompkins Financial Corp.	48,035	3,754,416
Towne Bank	264,782	8,099,681
TriCo Bancshares	108,655	4,580,895
SECURITY	NUMBER OF SHARES	VALUE ($)
TriState Capital Holdings, Inc. *	111,479	3,334,337
Triumph Bancorp, Inc. *	94,529	12,038,268
TrustCo Bank Corp.	76,478	2,497,771
Trustmark Corp.	249,405	7,634,287
UMB Financial Corp.	172,268	17,326,715
Umpqua Holdings Corp.	881,076	16,793,309
United Bankshares, Inc.	517,504	18,490,418
United Community Banks, Inc.	346,184	11,863,726
Univest Financial Corp.	118,464	3,266,052
UWM Holdings Corp. (a)	355,624	2,450,249
Valley National Bancorp	1,627,756	21,877,041
Veritex Holdings, Inc.	197,781	7,838,061
Walker & Dunlop, Inc.	117,240	16,494,496
Washington Federal, Inc.	272,679	8,859,341
Washington Trust Bancorp, Inc.	69,693	3,749,483
Waterstone Financial, Inc.	95,341	1,978,326
Webster Financial Corp.	362,773	19,549,837
WesBanco, Inc.	262,472	8,543,464
Westamerica BanCorp	107,172	5,763,710
Western Alliance Bancorp	417,127	45,792,202
Wintrust Financial Corp.	228,441	19,995,441
WSFS Financial Corp.	189,787	9,436,210
		1,502,495,056

Capital Goods 11.5%
AAON, Inc.	165,495	12,908,610
AAR Corp. *	133,533	4,361,188
Advanced Drainage Systems, Inc.	223,181	27,609,722
AECOM *	576,698	39,757,560
Aerojet Rocketdyne Holdings, Inc.	298,715	12,557,979
AeroVironment, Inc. *	91,986	7,428,789
Air Lease Corp.	429,621	17,438,316
Alamo Group, Inc.	39,770	5,656,089
Albany International Corp., Class A	129,718	10,498,078
Allison Transmission Holdings, Inc.	423,662	14,654,469
Altra Industrial Motion Corp.	259,496	13,678,034
Ameresco, Inc., Class A *	123,250	11,133,173
American Woodmark Corp. *	67,460	4,158,234
API Group Corp. *	780,598	18,195,739
Apogee Enterprises, Inc.	102,412	4,229,616
Applied Industrial Technologies, Inc.	155,606	14,788,794
Arcosa, Inc.	193,907	9,922,221
Argan, Inc.	62,581	2,459,433
Armstrong World Industries, Inc.	190,554	20,193,007
Array Technologies, Inc. *	478,294	8,616,466
Astec Industries, Inc.	91,483	5,734,154
Astra Space, Inc. *(a)	498,416	5,467,624
Atkore, Inc. *	184,574	19,657,131
AZEK Co., Inc. *	446,192	17,499,650
AZZ, Inc.	100,469	5,213,336
Babcock & Wilcox Enterprises, Inc. *	221,234	2,013,229
Barnes Group, Inc.	186,277	8,093,736
Beacon Roofing Supply, Inc. *	221,542	11,057,161
Berkshire Grey, Inc. *	158,530	938,498
Blink Charging Co. *(a)	145,252	5,582,034
Bloom Energy Corp., Class A *	583,915	16,045,984
Boise Cascade Co.	157,670	10,221,746
Builders FirstSource, Inc. *	829,516	57,601,591
BWX Technologies, Inc.	381,141	18,180,426
Byrna Technologies, Inc. *	62,570	921,030
ChargePoint Holdings, Inc. *	682,415	17,415,231
Chart Industries, Inc. *	142,589	24,888,910
CIRCOR International, Inc. *	80,373	2,166,052
Colfax Corp. *	518,463	24,077,422
Columbus McKinnon Corp.	114,049	5,066,057
Comfort Systems USA, Inc.	145,538	13,807,190
Construction Partners, Inc., Class A *	146,341	5,054,618
Core & Main, Inc., Class A *	142,838	3,803,776

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cornerstone Building Brands, Inc. *	218,003	3,427,007
Crane Co.	199,576	19,267,067
CSW Industrials, Inc.	62,799	7,548,440
Curtiss-Wright Corp.	163,665	20,592,330
Custom Truck One Source, Inc. *	195,133	1,467,400
Desktop Metal, Inc., Class A *(a)	737,792	4,810,404
Douglas Dynamics, Inc.	92,401	3,672,940
DXP Enterprises, Inc. *	70,118	1,937,360
Dycom Industries, Inc. *	123,420	11,537,302
EMCOR Group, Inc.	215,218	25,684,116
Encore Wire Corp.	82,757	11,624,048
Energy Recovery, Inc. *	154,335	3,279,619
Enerpac Tool Group Corp.	241,459	5,097,199
EnerSys	169,888	12,587,002
Enovix Corp. *(a)	389,664	13,638,240
EnPro Industries, Inc.	82,305	8,395,110
Eos Energy Enterprises, Inc. *(a)	155,336	1,545,593
ESCO Technologies, Inc.	104,046	8,504,720
Evoqua Water Technologies Corp. *	481,336	21,650,493
Federal Signal Corp.	244,960	10,393,653
Flowserve Corp.	521,708	15,640,806
Fluor Corp. *	566,474	12,524,740
Franklin Electric Co., Inc.	156,106	13,745,133
FTC Solar, Inc. *	76,957	658,752
FuelCell Energy, Inc. *	1,292,925	11,222,589
Gates Industrial Corp. plc *	386,484	6,195,339
GATX Corp.	142,291	14,015,664
Gibraltar Industries, Inc. *	130,858	8,885,258
Global Industrial Co.	62,899	2,519,734
GMS, Inc. *	172,433	9,633,832
GrafTech International Ltd.	816,361	9,510,606
Granite Construction, Inc.	183,135	7,120,289
Great Lakes Dredge & Dock Corp. *	263,908	3,900,560
Griffon Corp.	189,727	4,991,717
H&E Equipment Services, Inc.	126,608	5,330,197
Helios Technologies, Inc.	128,878	12,930,330
Herc Holdings, Inc.	99,693	16,992,672
Hexcel Corp. *	335,859	17,256,435
Hillenbrand, Inc.	292,465	13,043,939
Hillman Solutions Corp. *	398,227	4,213,242
Hydrofarm Holdings Group, Inc. *	142,261	4,694,613
Hyliion Holdings Corp. *(a)	450,578	2,987,332
Hyster-Yale Materials Handling, Inc.	38,609	1,515,789
Hyzon Motors, Inc. *(a)	358,242	2,719,057
IES Holdings, Inc. *	34,894	1,674,563
Insteel Industries, Inc.	77,945	3,286,161
ITT, Inc.	344,534	32,586,026
Janus International Group, Inc. *	212,062	2,699,549
JELD-WEN Holding, Inc. *	369,605	8,955,529
John Bean Technologies Corp.	127,202	20,068,660
Kadant, Inc.	46,373	10,872,614
Kaman Corp.	111,880	4,139,560
Kennametal, Inc.	334,361	11,826,349
Kratos Defense & Security Solutions, Inc. *	496,719	9,790,332
Lindsay Corp.	43,734	6,364,172
Markforged Holding Corp. *(a)	263,882	1,823,425
Masonite International Corp. *	96,336	10,307,952
MasTec, Inc. *	229,129	21,118,820
Maxar Technologies, Inc.	289,476	7,969,274
McGrath RentCorp	97,122	7,507,531
Mercury Systems, Inc. *	224,955	11,011,547
Meritor, Inc. *	280,365	7,090,431
Microvast Holdings, Inc. *(a)	948,584	8,053,478
Moog, Inc., Class A	116,814	8,080,024
MRC Global, Inc. *	242,746	1,670,092
MSC Industrial Direct Co., Inc., Class A	188,315	14,820,391
Mueller Industries, Inc.	228,868	12,663,266
SECURITY	NUMBER OF SHARES	VALUE ($)
Mueller Water Products, Inc., Class A	636,188	8,677,604
MYR Group, Inc. *	67,410	7,462,961
National Presto Industries, Inc.	20,110	1,644,596
Nikola Corp. *(a)	815,259	8,331,947
NOW, Inc. *	444,204	3,713,545
NV5 Global, Inc. *	46,883	6,165,115
nVent Electric plc	672,924	23,437,943
Omega Flex, Inc.	11,990	1,414,580
Oshkosh Corp.	274,781	29,566,436
PAE, Inc. *	247,494	2,455,140
Parsons Corp. *	107,219	3,558,599
PGT Innovations, Inc. *	239,492	4,919,166
Primoris Services Corp.	215,102	4,822,587
Proterra, Inc. *	712,680	7,989,143
Proto Labs, Inc. *	110,908	5,558,709
Quanex Building Products Corp.	133,328	2,849,219
Raven Industries, Inc. *(b)	143,653	8,331,874
RBC Bearings, Inc. *	113,806	22,498,308
Regal Rexnord Corp.	271,031	42,850,001
Resideo Technologies, Inc. *	577,440	15,065,410
REV Group, Inc.	133,532	2,096,452
Romeo Power, Inc. *(a)	369,693	1,463,984
Rush Enterprises, Inc., Class A	172,904	8,811,188
Rush Enterprises, Inc., Class B	29,073	1,418,181
Shoals Technologies Group, Inc., Class A *	408,244	11,471,656
Shyft Group, Inc.	128,902	6,265,926
Simpson Manufacturing Co., Inc.	173,926	20,064,103
SiteOne Landscape Supply, Inc. *	178,328	42,862,918
Spirit AeroSystems Holdings, Inc., Class A	422,499	15,995,812
SPX Corp. *	181,739	10,568,123
SPX FLOW, Inc.	166,411	13,896,983
Standex International Corp.	48,909	5,038,116
Stem, Inc. *	456,671	9,690,559
Sunrun, Inc. *	824,559	37,962,696
Tennant Co.	74,729	5,878,183
Terex Corp.	279,620	11,850,296
The Gorman-Rupp Co.	91,324	3,947,937
The Greenbrier Cos., Inc.	129,287	5,170,187
The Manitowoc Co., Inc. *	141,446	2,695,961
The Timken Co.	277,915	18,295,144
Thermon Group Holdings, Inc. *	133,606	2,306,040
Titan International, Inc. *	202,877	1,397,823
Titan Machinery, Inc. *	79,536	2,643,777
TPI Composites, Inc. *	149,278	2,661,627
Trinity Industries, Inc.	334,590	8,866,635
Triton International Ltd.	270,031	15,113,635
Triumph Group, Inc. *	258,880	4,338,829
Tutor Perini Corp. *	166,212	2,137,486
UFP Industries, Inc.	247,586	20,618,962
Univar Solutions, Inc. *	684,074	17,724,357
Valmont Industries, Inc.	84,951	20,305,838
Veritiv Corp. *	56,722	7,149,241
Vertiv Holdings Co.	1,213,226	31,107,115
Vicor Corp. *	85,382	12,248,902
View, Inc. *(a)	241,247	1,018,062
Virgin Galactic Holdings, Inc. *	710,948	11,375,168
Wabash National Corp.	201,386	3,363,146
Watts Water Technologies, Inc., Class A	110,320	20,818,487
Welbilt, Inc. *	517,695	12,196,894
WESCO International, Inc. *	177,447	22,026,496
WillScot Mobile Mini Holdings Corp. *	895,877	34,123,955
Zurn Water Solutions Corp.	484,787	16,991,784
		1,881,332,064

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 3.1%
ABM Industries, Inc.	268,478	12,081,510
ACCO Brands Corp.	385,323	3,182,768
Alight, Inc., Class A *	984,793	10,241,847
ASGN, Inc. *	211,792	25,770,850
Barrett Business Services, Inc.	29,996	2,117,418
Brady Corp., Class A	194,405	9,768,851
BrightView Holdings, Inc. *	203,438	2,766,757
CACI International, Inc., Class A *	94,255	24,452,575
Casella Waste Systems, Inc., Class A *	201,840	17,111,995
CBIZ, Inc. *	210,662	7,590,152
Cimpress plc *	75,170	5,850,481
Clean Harbors, Inc. *	200,403	20,328,880
CoreCivic, Inc. *	479,965	5,169,223
Deluxe Corp.	170,210	5,759,906
Driven Brands Holdings, Inc. *	220,797	6,813,795
Ennis, Inc.	103,610	1,970,662
Exponent, Inc.	208,436	24,282,794
First Advantage Corp. *	164,598	2,854,129
Forrester Research, Inc. *	44,108	2,489,455
Franklin Covey Co. *	49,416	2,173,316
FTI Consulting, Inc. *	137,234	20,048,515
Harsco Corp. *	317,303	4,626,278
Healthcare Services Group, Inc.	298,386	5,221,755
Heidrick & Struggles International, Inc.	78,647	3,395,191
Heritage-Crystal Clean, Inc. *	63,414	2,034,955
HNI Corp.	175,441	6,931,674
Huron Consulting Group, Inc. *	89,488	4,088,707
ICF International, Inc.	67,862	6,564,970
Insperity, Inc.	143,736	16,636,005
Interface, Inc.	237,560	3,387,606
KAR Auction Services, Inc. *	476,395	7,141,161
KBR, Inc.	563,591	24,798,004
Kelly Services, Inc., Class A	145,086	2,446,150
Kforce, Inc.	81,458	6,242,126
Korn Ferry	222,828	16,208,509
LegalZoom.com, Inc. *(a)	76,667	1,380,773
ManTech International Corp., Class A	109,818	7,462,133
Matthews International Corp., Class A	126,074	4,370,986
MillerKnoll, Inc.	301,831	11,451,468
MSA Safety, Inc.	145,919	20,913,111
Pitney Bowes, Inc.	663,476	4,531,541
Resources Connection, Inc.	122,726	2,108,433
Science Applications International Corp.	232,127	19,473,134
SP Plus Corp. *	92,153	2,498,268
Steelcase, Inc., Class A	363,997	4,073,126
Tetra Tech, Inc.	216,473	39,978,234
The Brink's Co.	199,701	12,213,713
TriNet Group, Inc. *	160,926	16,140,878
TrueBlue, Inc. *	142,754	3,714,459
UniFirst Corp.	60,924	11,676,085
Upwork, Inc. *	480,404	17,899,853
US Ecology, Inc. *	126,551	4,311,593
Viad Corp. *	82,396	3,486,175
VSE Corp.	41,322	2,261,966
		512,494,899

Consumer Durables & Apparel 4.1%
Acushnet Holdings Corp.	138,873	7,551,914
AMMO, Inc. *(a)	342,167	2,121,435
Beazer Homes USA, Inc. *	118,285	2,323,117
Brunswick Corp.	310,190	29,129,943
Callaway Golf Co. *	468,929	12,642,326
SECURITY	NUMBER OF SHARES	VALUE ($)
Capri Holdings Ltd. *	608,611	36,041,943
Carter's, Inc.	176,170	17,798,455
Cavco Industries, Inc. *	34,214	10,178,323
Century Communities, Inc.	118,973	8,455,411
Columbia Sportswear Co.	139,735	13,628,355
Crocs, Inc. *	249,737	40,961,863
Dream Finders Homes, Inc., Class A *(a)	71,654	1,201,638
Ethan Allen Interiors, Inc.	86,999	1,957,478
Fossil Group, Inc. *	188,341	2,250,675
G-III Apparel Group Ltd. *	174,610	5,175,440
GoPro, Inc., Class A *	501,401	5,014,010
Green Brick Partners, Inc. *	193,376	4,824,731
Hayward Holdings, Inc. *	167,129	4,091,318
Helen of Troy Ltd. *	96,479	23,203,199
Installed Building Products, Inc.	93,916	12,123,616
iRobot Corp. *	112,570	8,545,189
Johnson Outdoors, Inc., Class A	28,731	2,989,173
KB Home	360,672	14,423,273
Kontoor Brands, Inc.	191,857	10,344,929
Latham Group, Inc. *	81,215	2,092,911
La-Z-Boy, Inc.	181,036	6,044,792
Levi Strauss & Co., Class A	366,732	9,377,337
LGI Homes, Inc. *	86,824	12,473,136
M.D.C Holdings, Inc.	226,636	10,842,266
M/I Homes, Inc. *	117,586	6,571,882
Malibu Boats, Inc., Class A *	83,551	5,804,288
Mattel, Inc. *	1,396,783	29,625,767
Meritage Homes Corp. *	150,871	17,027,301
Movado Group, Inc.	67,850	3,044,430
Oxford Industries, Inc.	63,599	6,076,248
Purple Innovation, Inc. *	229,206	2,365,406
PVH Corp.	285,700	30,507,046
Ralph Lauren Corp.	194,672	22,589,739
Skechers U.S.A., Inc., Class A *	539,919	24,253,161
Skyline Champion Corp. *	211,274	16,532,190
Smith & Wesson Brands, Inc.	192,839	4,387,087
Snap One Holdings Corp. *	53,394	1,171,464
Sonos, Inc. *	498,764	15,785,881
Steven Madden Ltd.	308,729	14,649,191
Sturm Ruger & Co., Inc.	70,482	5,052,855
Taylor Morrison Home Corp. *	502,114	15,595,661
Tempur Sealy International, Inc.	786,477	33,692,675
TopBuild Corp. *	131,828	35,565,876
Traeger, Inc. *	93,009	1,200,746
Tri Pointe Homes, Inc. *	454,992	11,361,150
Tupperware Brands Corp. *	201,217	3,147,034
Universal Electronics, Inc. *	53,513	1,937,171
Vista Outdoor, Inc. *	230,071	10,047,201
Vizio Holding Corp., Class A *(a)	48,037	923,752
Wolverine World Wide, Inc.	329,246	10,249,428
YETI Holdings, Inc. *	350,001	32,256,092
		679,228,918

Consumer Services 3.6%
2U, Inc. *	299,861	7,133,693
Accel Entertainment, Inc. *	223,711	2,847,841
Adtalem Global Education, Inc. *	197,476	5,859,113
American Public Education, Inc. *	74,186	1,401,374
Bally's Corp. *	117,929	4,521,398
BJ's Restaurants, Inc. *	93,133	2,780,951
Bloomin' Brands, Inc. *	325,282	5,747,733
Boyd Gaming Corp. *	328,002	19,224,197
Brinker International, Inc. *	182,568	6,316,853
Carriage Services, Inc.	65,334	3,380,381
Choice Hotels International, Inc.	131,331	18,852,565
Churchill Downs, Inc.	138,778	31,116,803
Chuy's Holdings, Inc. *	80,100	2,295,666

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coursera, Inc. *	319,810	9,591,102
Cracker Barrel Old Country Store, Inc.	95,036	11,596,293
Dave & Buster's Entertainment, Inc. *	154,397	5,014,815
Denny's Corp. *	258,370	3,578,424
Dine Brands Global, Inc. *	68,794	4,940,785
Duolingo, Inc. *	23,094	2,544,728
El Pollo Loco Holdings, Inc. *	78,702	993,219
Everi Holdings, Inc. *	359,623	7,458,581
F45 Training Holdings, Inc. *(a)	82,130	873,863
frontdoor, Inc. *	343,929	11,886,186
GAN Ltd. *	158,071	1,528,547
Golden Entertainment, Inc. *	80,671	3,703,606
Golden Nugget Online Gaming, Inc. *	168,184	2,097,254
Graham Holdings Co., Class B	16,163	9,156,663
Grand Canyon Education, Inc. *	180,566	13,085,618
H&R Block, Inc.	712,568	16,873,610
Hilton Grand Vacations, Inc. *	354,595	16,843,262
Houghton Mifflin Harcourt Co. *	511,165	7,953,727
Hyatt Hotels Corp., Class A *	192,973	15,200,483
Jack in the Box, Inc.	86,525	7,146,965
Krispy Kreme, Inc. (a)	116,500	1,695,075
Laureate Education, Inc., Class A	405,762	4,057,620
Lindblad Expeditions Holdings, Inc. *	122,963	1,722,712
Marriott Vacations Worldwide Corp.	171,011	26,104,829
Mister Car Wash, Inc. *	155,392	2,495,595
Monarch Casino & Resort, Inc. *	52,368	3,528,032
Noodles & Co. *	144,807	1,490,064
OneSpaWorld Holdings Ltd. *	229,281	2,162,120
Papa John's International, Inc.	130,275	15,883,128
Penn National Gaming, Inc. *	664,934	34,064,569
Perdoceo Education Corp. *	278,164	2,739,915
Planet Fitness, Inc., Class A *	333,244	27,222,702
Playa Hotels & Resorts N.V. *	533,223	3,796,548
PowerSchool Holdings, Inc., Class A *	159,533	3,198,637
Red Rock Resorts, Inc., Class A	242,601	11,533,252
Rover Group, Inc. *(a)	302,576	3,122,584
Rush Street Interactive, Inc. *	209,457	3,736,713
Ruth's Hospitality Group, Inc. *	127,584	2,168,928
Scientific Games Corp., Class A *	385,865	24,664,491
SeaWorld Entertainment, Inc. *	206,101	12,157,898
Shake Shack, Inc., Class A *	156,751	11,441,255
Six Flags Entertainment Corp. *	309,582	11,321,414
Strategic Education, Inc.	90,701	4,852,503
Stride, Inc. *	166,338	5,677,116
Terminix Global Holdings, Inc. *	499,246	18,631,861
Texas Roadhouse, Inc.	279,623	23,191,932
The Cheesecake Factory, Inc. *	193,658	7,420,975
The Wendy's Co.	713,572	14,685,312
Travel & Leisure Co.	345,602	17,010,530
Vivint Smart Home, Inc. *	161,016	1,697,109
Wingstop, Inc.	119,086	19,125,212
WW International, Inc. *	213,611	3,592,937
		589,739,867

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	164,944	28,061,923
Alerus Financial Corp.	59,408	1,788,181
Apollo Commercial Real Estate Finance, Inc.	527,174	7,132,664
Arbor Realty Trust, Inc.	569,479	9,994,356
ARMOUR Residential REIT, Inc.	334,830	3,277,986
Artisan Partners Asset Management, Inc., Class A	259,565	11,610,342
Assetmark Financial Holdings, Inc. *	77,106	1,955,408
B. Riley Financial, Inc.	64,146	4,966,825
BGC Partners, Inc., Class A	1,357,932	6,069,956
SECURITY	NUMBER OF SHARES	VALUE ($)
Blackstone Mortgage Trust, Inc., Class A	669,179	20,075,370
Blucora, Inc. *	196,146	3,175,604
Blue Owl Capital, Inc.	1,076,810	16,302,903
Brightsphere Investment Group, Inc.	238,018	7,147,681
BrightSpire Capital, Inc.	375,969	3,515,310
Broadmark Realty Capital, Inc.	528,602	4,757,418
Cannae Holdings, Inc. *	334,550	9,892,643
Chimera Investment Corp.	945,099	15,027,074
Cohen & Steers, Inc.	100,670	9,037,146
Cowen, Inc., Class A	116,275	4,113,810
Curo Group Holdings Corp.	85,438	1,417,416
Diamond Hill Investment Group, Inc.	12,836	2,465,667
Donnelley Financial Solutions, Inc. *	118,435	5,533,283
Dynex Capital, Inc.	138,703	2,319,114
Ellington Financial, Inc.	191,327	3,170,288
Encore Capital Group, Inc. *	121,082	7,063,924
Enova International, Inc. *	147,906	5,638,177
Evercore, Inc., Class A	158,668	22,007,252
Federated Hermes, Inc.	390,636	13,168,340
FirstCash, Inc.	162,262	10,358,806
Focus Financial Partners, Inc., Class A *	203,430	12,519,082
Franklin BSP Realty Trust, Inc. *	126,527	1,940,924
Granite Point Mortgage Trust, Inc.	217,439	2,681,023
Green Dot Corp., Class A *	219,306	7,873,085
Hamilton Lane, Inc., Class A	136,563	14,444,269
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	314,317	17,878,351
Houlihan Lokey, Inc.	202,786	22,010,392
Interactive Brokers Group, Inc., Class A	349,570	25,805,257
Invesco Mortgage Capital, Inc.	1,166,425	3,499,275
Janus Henderson Group plc	689,744	29,472,761
KKR Real Estate Finance Trust, Inc.	162,476	3,351,880
Ladder Capital Corp.	451,705	5,144,920
Lazard Ltd., Class A	451,430	19,239,947
LendingClub Corp. *	394,770	12,916,874
LendingTree, Inc. *	45,632	5,173,756
LPL Financial Holdings, Inc.	321,206	50,625,278
MFA Financial, Inc.	1,585,908	6,803,545
Moelis & Co., Class A	244,233	14,973,925
Navient Corp.	671,464	13,247,985
Nelnet, Inc., Class A	82,995	7,154,169
New Residential Investment Corp.	1,868,119	19,858,105
New York Mortgage Trust, Inc.	1,517,318	5,659,596
OneMain Holdings, Inc.	442,659	22,039,992
Open Lending Corp., Class A *	409,463	9,515,920
Oportun Financial Corp. *	76,799	1,648,875
PennyMac Mortgage Investment Trust	390,871	6,789,429
Piper Sandler Cos.	57,326	9,501,785
PJT Partners, Inc., Class A	97,598	7,425,256
PRA Group, Inc. *	183,594	7,795,401
PROG Holdings, Inc. *	266,318	12,016,268
Ready Capital Corp.	229,428	3,524,014
Redwood Trust, Inc.	452,328	5,798,845
SLM Corp.	1,224,069	21,763,947
StepStone Group, Inc., Class A	180,076	7,449,744
Stifel Financial Corp.	419,352	29,778,186
StoneX Group, Inc. *	67,590	3,796,868
TPG RE Finance Trust, Inc.	235,433	2,872,283
Tradeweb Markets, Inc., Class A	421,319	40,446,624
Two Harbors Investment Corp.	1,378,075	8,103,081
Virtu Financial, Inc., Class A	357,712	10,080,324
Virtus Investment Partners, Inc.	28,838	8,575,844

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WisdomTree Investments, Inc.	432,034	2,652,689
World Acceptance Corp. *	16,961	3,484,129
		768,378,770

Energy 3.5%
Antero Midstream Corp.	1,297,580	12,599,502
Antero Resources Corp. *	1,143,608	20,081,756
Arch Resources, Inc.	61,257	4,746,805
Archrock, Inc.	535,086	3,954,286
Brigham Minerals, Inc., Class A	181,670	3,771,469
Bristow Group, Inc. *	93,491	2,776,683
Cactus, Inc., Class A	232,848	8,498,952
California Resources Corp.	328,305	12,826,876
Callon Petroleum Co. *	157,956	8,030,483
Centennial Resource Development, Inc., Class A *	724,231	4,511,959
ChampionX Corp. *	807,860	16,488,423
Chesapeake Energy Corp.	415,459	24,736,429
Civitas Resources, Inc.	197,204	10,079,096
Clean Energy Fuels Corp. *	677,687	4,859,016
CNX Resources Corp. *	873,009	11,907,843
Comstock Resources, Inc. *	362,850	2,935,456
CONSOL Energy, Inc. *	126,485	2,776,346
Core Laboratories N.V.	185,834	4,253,740
CVR Energy, Inc.	115,705	1,806,155
Delek US Holdings, Inc. *	296,584	4,650,437
Denbury, Inc. *	200,805	15,988,094
DMC Global, Inc. *	74,302	2,712,023
Dril-Quip, Inc. *	143,237	2,737,259
DTE Midstream LLC *	387,679	17,782,836
EQT Corp. *	1,211,078	23,531,245
Equitrans Midstream Corp.	1,627,892	15,660,321
Expro Group Holdings N.V. *	115,881	1,623,493
Green Plains, Inc. *	214,260	8,281,149
Gulfport Energy Operating Corp. *	46,146	3,368,197
Helix Energy Solutions Group, Inc. *	562,654	1,710,468
Helmerich & Payne, Inc.	431,467	9,686,434
HollyFrontier Corp.	598,526	19,344,360
International Seaways, Inc.	166,908	2,436,857
Kosmos Energy Ltd. *	1,633,931	5,980,187
Laredo Petroleum, Inc. *	54,200	3,192,380
Liberty Oilfield Services, Inc., Class A *	420,948	3,872,722
Magnolia Oil & Gas Corp., Class A	568,792	10,789,984
Matador Resources Co.	440,265	17,289,207
Murphy Oil Corp.	581,460	15,455,207
Nabors Industries Ltd. *	31,316	2,551,001
New Fortress Energy, Inc.	166,104	4,134,329
NexTier Oilfield Solutions, Inc. *	633,714	2,281,370
Northern Oil and Gas, Inc.	257,497	5,247,789
NOV, Inc. *	1,565,151	18,656,600
Oasis Petroleum, Inc.	74,740	8,961,326
Oceaneering International, Inc. *	399,500	4,270,655
Ovintiv, Inc.	1,045,263	36,333,342
Par Pacific Holdings, Inc. *	181,654	2,459,595
Patterson-UTI Energy, Inc.	758,324	5,353,767
PBF Energy, Inc., Class A *	380,574	4,768,592
PDC Energy, Inc.	394,979	19,918,791
Peabody Energy Corp. *	339,997	3,386,370
ProPetro Holding Corp. *	342,103	2,812,087
Range Resources Corp. *	1,040,171	20,345,745
Renewable Energy Group, Inc. *	201,310	9,618,592
RPC, Inc. *	282,397	1,138,060
SM Energy Co.	485,894	14,090,926
Southwestern Energy Co. *	2,711,981	12,149,675
Talos Energy, Inc. *	162,363	1,618,759
TechnipFMC plc *	1,697,097	9,622,540
Tellurian, Inc. *	1,526,992	4,977,994
SECURITY	NUMBER OF SHARES	VALUE ($)
Transocean Ltd. *	2,406,239	7,266,842
US Silica Holdings, Inc. *	298,711	2,897,497
Valaris Ltd. *	260,449	8,089,546
Whiting Petroleum Corp. *	156,792	10,142,874
World Fuel Services Corp.	253,541	6,335,990
		577,164,789

Food & Staples Retailing 0.9%
BJ's Wholesale Club Holdings, Inc. *	549,012	36,317,144
Casey's General Stores, Inc.	148,166	28,787,172
Grocery Outlet Holding Corp. *	349,956	10,134,726
Ingles Markets, Inc., Class A	57,248	4,395,501
Performance Food Group Co. *	615,344	24,804,517
PriceSmart, Inc.	96,243	6,902,548
Rite Aid Corp. *	218,637	2,693,608
SpartanNash Co.	145,918	3,491,818
Sprouts Farmers Market, Inc. *	457,356	12,101,640
The Andersons, Inc.	123,626	4,200,812
The Chefs' Warehouse, Inc. *	131,035	4,071,257
United Natural Foods, Inc. *	225,752	11,224,389
Weis Markets, Inc.	65,915	4,149,349
		153,274,481

Food, Beverage & Tobacco 1.4%
AppHarvest, Inc. *(a)	242,775	1,216,303
B&G Foods, Inc. (a)	258,980	7,803,067
Calavo Growers, Inc.	71,363	2,893,056
Cal-Maine Foods, Inc.	150,405	5,423,604
Celsius Holdings, Inc. *	152,066	10,402,835
Coca-Cola Consolidated, Inc.	18,606	10,616,025
Flowers Foods, Inc.	796,352	20,561,809
Fresh Del Monte Produce, Inc.	133,250	3,299,270
Freshpet, Inc. *	173,630	18,755,513
Hostess Brands, Inc. *	521,934	8,867,659
Ingredion, Inc.	268,086	24,966,849
J&J Snack Foods Corp.	59,653	8,147,407
John B Sanfilippo & Son, Inc.	35,784	2,948,602
Lancaster Colony Corp.	79,263	11,588,251
MGP Ingredients, Inc.	50,394	3,929,724
Mission Produce, Inc. *	148,033	2,621,664
National Beverage Corp.	93,490	4,855,871
Pilgrim's Pride Corp. *	195,215	5,481,637
Sanderson Farms, Inc.	84,886	15,939,893
Seaboard Corp.	1,029	4,002,831
Simply Good Foods Co. *	336,730	12,448,908
Tattooed Chef, Inc. *(a)	181,811	2,925,339
The Duckhorn Portfolio, Inc. *	122,956	2,361,985
The Hain Celestial Group, Inc. *	376,721	14,854,109
Tootsie Roll Industries, Inc.	69,325	2,180,271
TreeHouse Foods, Inc. *	222,499	8,165,713
Turning Point Brands, Inc.	57,033	2,167,254
Universal Corp.	98,754	4,598,974
Utz Brands, Inc.	249,157	3,515,605
Vector Group Ltd.	522,958	8,126,767
Vital Farms, Inc. *	93,476	1,580,679
		237,247,474

Health Care Equipment & Services 6.6%
1Life Healthcare, Inc. *	464,769	7,403,770
Acadia Healthcare Co., Inc. *	359,843	20,212,381
Accolade, Inc. *	231,008	5,929,975
AdaptHealth Corp. *	382,134	7,501,290
Addus HomeCare Corp. *	63,701	5,556,001
Agiliti, Inc. *	108,582	2,286,737
Alignment Healthcare, Inc. *	111,458	1,806,734
Allscripts Healthcare Solutions, Inc. *	500,183	8,318,043

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Amedisys, Inc. *	130,701	18,252,395
American Well Corp., Class A *	717,700	4,665,050
AMN Healthcare Services, Inc. *	189,264	21,577,989
AngioDynamics, Inc. *	154,368	3,974,976
Apollo Medical Holdings, Inc. *	150,707	14,116,725
Apria, Inc. *	29,351	825,644
AtriCure, Inc. *	183,747	11,649,560
Atrion Corp.	5,546	3,937,605
Avanos Medical, Inc. *	193,254	5,830,473
Aveanna Healthcare Holdings, Inc. *	153,451	988,224
AxoGen, Inc. *	166,236	1,590,879
Axonics, Inc. *	184,868	10,058,668
BioLife Solutions, Inc. *	116,425	4,442,778
Bioventus, Inc., Class A *	77,269	960,454
Brookdale Senior Living, Inc. *	738,113	4,325,342
Butterfly Network, Inc. *(a)	523,612	3,691,465
Cano Health, Inc. *	664,302	6,204,581
Cardiovascular Systems, Inc. *	160,902	3,218,040
Castle Biosciences, Inc. *	93,658	3,870,885
Certara, Inc. *	410,136	11,044,963
Cerus Corp. *	686,422	4,729,448
Change Healthcare, Inc. *	987,234	20,021,106
Clover Health Investments Corp. *(a)	1,013,766	5,028,279
Community Health Systems, Inc. *	496,721	5,975,554
Computer Programs & Systems, Inc. *	58,094	1,712,030
CONMED Corp.	116,764	15,349,795
CorVel Corp. *	37,745	7,096,060
Covetrus, Inc. *	412,240	7,412,075
CryoLife, Inc. *	158,751	2,728,930
CryoPort, Inc. *	184,320	12,246,221
Doximity, Inc., Class A *	195,995	13,259,062
Eargo, Inc. *	90,531	468,951
Envista Holdings Corp. *	645,496	25,045,245
Evolent Health, Inc., Class A *	318,521	8,281,546
Figs, Inc., Class A *(a)	141,402	4,700,203
Fulgent Genetics, Inc. *	76,762	7,178,782
Glaukos Corp. *	185,906	7,999,535
Globus Medical, Inc., Class A *	313,472	19,629,617
GoodRx Holdings, Inc., Class A *	257,150	10,265,428
Haemonetics Corp. *	203,580	10,433,475
Hanger, Inc. *	147,026	2,480,329
Health Catalyst, Inc. *	204,092	8,855,552
HealthEquity, Inc. *	333,999	18,263,065
HealthStream, Inc. *	100,172	2,325,994
Heska Corp. *	42,684	6,870,417
Hims & Hers Health, Inc. *	491,138	3,216,954
ICU Medical, Inc. *	79,805	18,052,689
Inari Medical, Inc. *	127,317	10,508,745
Innovage Holding Corp. *	69,900	557,103
Inogen, Inc. *	81,684	2,495,446
Inspire Medical Systems, Inc. *	109,204	24,381,977
Integer Holdings Corp. *	132,223	10,543,462
Integra LifeSciences Holdings Corp. *	291,237	18,624,606
Intersect ENT, Inc. *	133,080	3,562,552
iRhythm Technologies, Inc. *	117,971	12,457,738
Lantheus Holdings, Inc. *	270,448	7,242,597
LeMaitre Vascular, Inc.	77,171	3,610,831
LHC Group, Inc. *	126,857	14,553,035
LifeStance Health Group, Inc. *	161,715	1,284,017
LivaNova plc *	213,095	17,081,695
Magellan Health, Inc. *	93,436	8,856,798
MEDNAX, Inc. *	346,420	8,508,075
Meridian Bioscience, Inc. *	174,715	3,478,576
Merit Medical Systems, Inc. *	202,444	12,725,630
Mesa Laboratories, Inc.	20,799	6,422,523
ModivCare, Inc. *	49,493	6,782,026
Multiplan Corp. *	1,019,693	4,119,560
National HealthCare Corp.	54,372	3,506,450
SECURITY	NUMBER OF SHARES	VALUE ($)
National Research Corp.	54,485	2,182,124
Natus Medical, Inc. *	137,531	3,108,201
Neogen Corp. *	430,288	17,267,457
Nevro Corp. *	139,654	12,161,070
NextGen Healthcare, Inc. *	227,479	3,525,925
NuVasive, Inc. *	206,974	9,947,170
Omnicell, Inc. *	174,015	30,800,655
Option Care Health, Inc. *	555,030	14,047,809
OraSure Technologies, Inc. *	285,816	2,666,663
Ortho Clinical Diagnostics Holdings plc *	451,737	8,646,246
Orthofix Medical, Inc. *	79,725	2,440,382
OrthoPediatrics Corp. *	56,115	3,126,167
Outset Medical, Inc. *	161,857	7,672,022
Owens & Minor, Inc.	302,333	12,093,320
Patterson Cos., Inc.	345,386	10,869,297
PetIQ, Inc. *	105,899	2,114,803
Phreesia, Inc. *	202,552	11,683,199
Premier, Inc., Class A	489,516	18,146,358
Privia Health Group, Inc. *	105,465	2,436,242
Progyny, Inc. *	275,646	13,994,547
Pulmonx Corp. *	137,667	4,446,644
Quidel Corp. *	151,722	22,388,098
R1 RCM, Inc. *	536,005	12,767,639
RadNet, Inc. *	176,701	4,763,859
Schrodinger, Inc. *	187,203	7,334,614
SeaSpine Holdings Corp. *	129,959	1,745,349
Select Medical Holdings Corp.	425,762	11,431,710
Sema4 Holdings Corp. *(a)	500,337	3,337,248
Senseonics Holdings, Inc. *	1,636,295	5,137,966
Sharecare, Inc. *(a)	1,133,986	7,178,131
Shockwave Medical, Inc. *	140,740	25,366,978
SI-BONE, Inc. *	109,996	2,117,423
Sight Sciences, Inc. *(a)	41,123	861,527
Signify Health, Inc., Class A *	93,355	1,268,694
Silk Road Medical, Inc. *	138,550	5,622,359
Simulations Plus, Inc.	63,307	2,973,530
SmileDirectClub, Inc. *(a)	414,984	1,274,001
STAAR Surgical Co. *	189,796	18,066,681
Surgery Partners, Inc. *	141,214	6,264,253
Surmodics, Inc. *	55,029	2,417,424
Tabula Rasa HealthCare, Inc. *	91,335	1,038,479
Tactile Systems Technology, Inc. *	78,482	1,530,399
Tandem Diabetes Care, Inc. *	252,369	32,434,464
Tenet Healthcare Corp. *	428,582	31,230,770
The Ensign Group, Inc.	209,780	16,012,507
The Joint Corp. *	57,489	4,594,521
The Pennant Group, Inc. *	106,899	2,173,257
Tivity Health, Inc. *	177,232	4,221,666
TransMedics Group, Inc. *	109,799	2,419,970
Treace Medical Concepts, Inc. *	46,086	797,749
Triple-S Management Corp., Class B *	95,883	3,405,764
US Physical Therapy, Inc.	51,685	4,443,876
Vapotherm, Inc. *	90,802	1,997,644
Varex Imaging Corp. *	158,077	4,513,098
ViewRay, Inc. *	567,677	2,917,860
Vocera Communications, Inc. *	138,815	8,098,467
		1,082,695,687

Household & Personal Products 0.8%
BellRing Brands, Inc., Class A *	151,029	3,250,144
Central Garden & Pet Co. *	39,254	1,891,258
Central Garden & Pet Co., Class A *	160,589	6,961,533
Coty, Inc., Class A *	1,341,717	13,054,906
Edgewell Personal Care Co.	217,605	9,239,508
elf Beauty, Inc. *	190,779	5,746,264
Energizer Holdings, Inc.	252,181	9,378,611

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Herbalife Nutrition Ltd. *	407,103	15,209,368
Inter Parfums, Inc.	70,968	6,233,120
Medifast, Inc.	47,041	9,678,215
Nu Skin Enterprises, Inc., Class A	200,744	8,808,647
Revlon, Inc., Class A *(a)	28,966	329,343
Spectrum Brands Holdings, Inc.	170,422	17,059,242
The Beauty Health Co. *	340,889	8,849,479
The Honest Co., Inc. *	103,894	887,255
USANA Health Sciences, Inc. *	48,136	4,800,122
WD-40 Co.	54,901	12,317,039
		133,694,054

Insurance 2.5%
Ambac Financial Group, Inc. *	184,972	2,763,482
American Equity Investment Life Holding Co.	329,862	11,093,259
American National Group, Inc.	51,693	9,782,900
AMERISAFE, Inc.	77,708	4,125,518
Argo Group International Holdings Ltd.	139,232	7,557,513
Assured Guaranty Ltd.	292,183	14,308,202
Axis Capital Holdings Ltd.	309,190	15,360,559
Brighthouse Financial, Inc. *	332,967	16,185,526
BRP Group, Inc., Class A *	207,887	7,700,134
CNO Financial Group, Inc.	511,360	11,587,418
eHealth, Inc. *	94,124	2,078,258
Employers Holdings, Inc.	113,636	4,387,486
Enstar Group Ltd. *	49,729	11,094,540
First American Financial Corp.	439,748	32,620,507
Genworth Financial, Inc., Class A *	2,025,906	7,738,961
Goosehead Insurance, Inc., Class A	77,673	10,200,018
Hippo Holdings, Inc. *(a)	1,473,043	5,391,337
Horace Mann Educators Corp.	165,892	6,149,616
Independence Holding Co.	26,752	1,511,488
James River Group Holdings Ltd.	149,780	3,960,183
Kemper Corp.	239,675	13,258,821
Kinsale Capital Group, Inc.	85,840	17,854,720
Lemonade, Inc. *(a)	152,791	7,555,515
MBIA, Inc. *	187,860	2,209,234
Mercury General Corp.	106,430	5,430,059
MetroMile, Inc. *(a)	281,670	715,442
National Western Life Group, Inc., Class A	8,968	1,826,333
Oscar Health, Inc., Class A *	151,973	1,367,757
Palomar Holdings, Inc. *	96,284	7,036,435
Primerica, Inc.	157,985	23,247,493
ProAssurance Corp.	216,512	4,979,776
RLI Corp.	159,266	16,369,359
Root, Inc., Class A *(a)	339,524	1,351,306
Ryan Specialty Group Holdings, Inc., Class A *	230,916	8,837,155
Safety Insurance Group, Inc.	56,744	4,384,609
Selective Insurance Group, Inc.	240,573	18,172,884
Selectquote, Inc. *	495,778	4,462,002
SiriusPoint Ltd. *	353,589	2,722,635
State Auto Financial Corp.	71,199	3,663,901
Stewart Information Services Corp.	107,428	7,651,022
The Hanover Insurance Group, Inc.	142,836	17,390,283
Trupanion, Inc. *	136,965	16,890,524
United Fire Group, Inc.	85,739	1,793,660
Unum Group	818,295	18,902,614
White Mountains Insurance Group Ltd.	12,456	12,492,122
		406,162,566

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 4.4%
AdvanSix, Inc.	112,625	5,100,786
Alcoa Corp.	748,105	34,809,326
Allegheny Technologies, Inc. *	509,899	7,260,962
Amyris, Inc. *	749,200	5,139,512
Arconic Corp. *	437,994	11,703,200
Ashland Global Holdings, Inc.	225,997	22,841,517
Avient Corp.	365,543	20,108,520
Balchem Corp.	129,648	20,484,384
Cabot Corp.	227,116	11,919,048
Carpenter Technology Corp.	192,352	5,285,833
Century Aluminum Co. *	203,910	2,697,729
Chase Corp.	30,109	2,968,446
Clearwater Paper Corp. *	67,448	2,714,782
Coeur Mining, Inc. *	1,028,228	5,758,077
Commercial Metals Co.	482,802	14,918,582
Compass Minerals International, Inc.	135,841	6,608,665
Danimer Scientific, Inc. *(a)	292,188	3,897,788
Diversey Holdings Ltd. *	185,240	2,441,463
Eagle Materials, Inc.	167,568	25,842,337
Ecovyst, Inc.	211,968	2,028,534
Element Solutions, Inc.	872,122	19,945,430
Ferro Corp. *	331,630	7,004,026
Forterra, Inc. *	121,137	2,881,849
Gatos Silver, Inc. *	186,264	2,516,427
GCP Applied Technologies, Inc. *	215,094	5,020,294
Glatfelter Corp.	179,069	2,949,266
Graphic Packaging Holding Co.	1,130,685	22,319,722
Greif, Inc., Class A	105,436	6,397,856
Greif, Inc., Class B	24,271	1,436,115
H.B. Fuller Co.	210,241	15,381,231
Hawkins, Inc.	74,900	2,485,182
Hecla Mining Co.	2,149,928	11,910,601
Huntsman Corp.	843,870	26,742,240
Ingevity Corp. *	158,301	11,383,425
Innospec, Inc.	98,363	7,987,076
Kaiser Aluminum Corp.	63,621	5,676,902
Koppers Holdings, Inc. *	85,391	2,578,808
Kraton Corp. *	128,700	5,927,922
Kronos Worldwide, Inc.	87,152	1,220,128
Livent Corp. *	646,893	19,594,389
Louisiana-Pacific Corp.	381,378	24,923,052
Materion Corp.	81,980	6,940,427
McEwen Mining, Inc. *(a)	1,493,825	1,478,887
Mercer International, Inc.	159,862	1,710,523
Minerals Technologies, Inc.	134,241	8,815,606
MP Materials Corp. *	299,004	13,138,236
Myers Industries, Inc.	143,546	2,796,276
Neenah, Inc.	67,389	3,132,915
NewMarket Corp.	28,900	9,574,570
O-I Glass, Inc. *	629,306	6,966,417
Olin Corp.	578,177	31,423,920
Orion Engineered Carbons S.A. *	241,798	4,243,555
Pactiv Evergreen, Inc.	170,575	2,116,836
PureCycle Technologies, Inc. *(a)	297,626	3,660,800
Quaker Chemical Corp.	53,763	12,249,899
Ranpak Holdings Corp. *	160,337	6,354,155
Resolute Forest Products, Inc.	188,780	2,135,102
Schnitzer Steel Industries, Inc., Class A	102,330	4,922,073
Schweitzer-Mauduit International, Inc.	125,704	3,607,705
Sensient Technologies Corp.	168,706	16,413,407
Silgan Holdings, Inc.	336,380	13,949,678
Stepan Co.	85,529	9,639,973
Summit Materials, Inc., Class A *	472,377	17,619,662
SunCoke Energy, Inc.	334,129	2,034,846
The Chemours Co.	661,403	19,643,669

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TimkenSteel Corp. *	165,249	2,366,366
TriMas Corp.	171,859	5,691,970
Trinseo plc	154,982	7,319,800
Tronox Holdings plc, Class A	455,406	10,014,378
United States Lime & Minerals, Inc.	8,286	987,277
United States Steel Corp.	1,081,277	24,447,673
Valhi, Inc.	9,175	242,036
Valvoline, Inc.	723,484	24,649,100
Verso Corp., Class A	99,220	2,097,511
Warrior Met Coal, Inc.	206,222	4,431,711
Worthington Industries, Inc.	132,467	6,355,767
Zymergen, Inc. *	63,698	577,104
		714,561,262

Media & Entertainment 2.4%
Advantage Solutions, Inc. *	398,487	2,881,061
AMC Networks, Inc., Class A *	117,187	4,524,590
Angi, Inc. *	308,943	2,968,942
Bumble, Inc., Class A *	282,947	9,693,764
Cardlytics, Inc. *	132,438	8,950,160
Cargurus, Inc. *	346,294	12,986,025
Cars.com, Inc. *	261,264	4,357,884
Cinemark Holdings, Inc. *	425,171	6,598,654
Clear Channel Outdoor Holdings, Inc. *	1,886,697	5,792,160
Eventbrite, Inc., Class A *	301,260	4,549,026
fuboTV, Inc. *	568,049	11,145,121
Gannett Co., Inc. *	569,582	2,910,564
Gray Television, Inc.	358,554	7,393,384
iHeartMedia, Inc., Class A *	434,754	8,525,526
Integral Ad Science Holding Corp. *	60,880	1,366,147
John Wiley & Sons, Inc., Class A	178,162	9,260,861
Liberty Media Corp. - Liberty Braves, Class A *	41,217	1,148,718
Liberty Media Corp. - Liberty Braves, Class C *	149,891	4,123,501
Lions Gate Entertainment Corp., Class A *	247,460	3,625,289
Lions Gate Entertainment Corp., Class B *	487,159	6,649,720
Loyalty Ventures, Inc. *	79,362	2,277,689
Madison Square Garden Entertainment Corp. *	100,724	6,659,871
Madison Square Garden Sports Corp. *	68,153	11,740,717
Magnite, Inc. *	457,547	8,066,554
MediaAlpha, Inc., Class A *	83,141	1,282,034
Meredith Corp. *	162,853	9,608,327
Nexstar Media Group, Inc., Class A	167,352	25,019,124
QuinStreet, Inc. *	199,034	3,047,211
Scholastic Corp.	122,189	4,599,194
Sinclair Broadcast Group, Inc., Class A	193,862	4,522,800
Skillz, Inc. *(a)	1,033,252	9,598,911
TechTarget, Inc. *	101,689	9,826,208
TEGNA, Inc.	885,216	17,483,016
The E.W. Scripps Co., Class A	229,923	4,260,473
The New York Times Co., Class A	669,048	31,779,780
TripAdvisor, Inc. *	394,386	10,198,822
Vimeo, Inc. *	622,596	12,022,329
Warner Music Group Corp., Class A	388,593	16,837,735
WideOpenWest, Inc. *	210,137	3,908,548
World Wrestling Entertainment, Inc., Class A	181,009	8,934,604
Yelp, Inc. *	277,214	9,502,896
Ziff Davis, Inc. *	192,986	21,975,316
SECURITY	NUMBER OF SHARES	VALUE ($)
ZipRecruiter, Inc., Class A *	46,017	1,272,370
ZoomInfo Technologies, Inc., Class A *	727,904	44,911,677
		398,787,303

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
4D Molecular Therapeutics, Inc. *	81,572	1,876,156
Absci Corp. *(a)	51,090	539,000
ACADIA Pharmaceuticals, Inc. *	468,748	8,999,962
Adagio Therapeutics, Inc. *	72,993	3,433,591
Adaptive Biotechnologies Corp. *	434,447	11,334,722
Aerie Pharmaceuticals, Inc. *	187,487	1,893,619
Agenus, Inc. *	850,935	2,680,445
Agios Pharmaceuticals, Inc. *	236,540	8,425,555
Akero Therapeutics, Inc. *	93,896	1,996,229
Akoya Biosciences, Inc. *	25,261	327,888
Alector, Inc. *	233,422	4,820,164
Aligos Therapeutics, Inc. *	73,612	1,127,736
Alkermes plc *	646,342	14,167,817
Allakos, Inc. *	140,636	11,018,831
Allogene Therapeutics, Inc. *	296,378	5,480,029
Allovir, Inc. *	116,161	2,028,171
ALX Oncology Holdings, Inc. *	83,721	2,692,467
Amicus Therapeutics, Inc. *	961,851	10,301,424
Amneal Pharmaceuticals, Inc. *	391,318	1,635,709
Amphastar Pharmaceuticals, Inc. *	148,029	2,895,447
AnaptysBio, Inc. *	76,258	2,466,946
Anavex Life Sciences Corp. *	302,496	5,868,422
Anika Therapeutics, Inc. *	57,256	2,240,427
Annexon, Inc. *	101,608	1,655,194
Antares Pharma, Inc. *	682,681	2,205,060
Apellis Pharmaceuticals, Inc. *	322,139	13,555,609
Applied Molecular Transport, Inc. *	64,062	1,089,054
Arcturus Therapeutics Holdings, Inc. *	87,121	3,463,060
Arcus Biosciences, Inc. *	185,760	8,136,288
Arcutis Biotherapeutics, Inc. *	109,695	1,817,646
Arena Pharmaceuticals, Inc. *	244,798	13,339,043
Arrowhead Pharmaceuticals, Inc. *	417,477	29,244,264
Arvinas, Inc. *	173,384	13,109,564
Atara Biotherapeutics, Inc. *	337,778	6,042,848
Atea Pharmaceuticals, Inc. *	211,145	1,708,163
Avid Bioservices, Inc. *	243,917	7,454,104
Avidity Biosciences, Inc. *	168,478	3,762,114
Axsome Therapeutics, Inc. *	119,078	4,112,954
Beam Therapeutics, Inc. *	175,377	13,881,090
Berkeley Lights, Inc. *	165,981	3,464,023
BioAtla, Inc. *	63,777	1,610,369
BioCryst Pharmaceuticals, Inc. *	717,587	8,654,099
Biohaven Pharmaceutical Holding Co., Ltd. *	231,914	26,030,027
Bionano Genomics, Inc. *(a)	1,114,197	4,356,510
Bioxcel Therapeutics, Inc. *	74,947	1,718,535
Blueprint Medicines Corp. *	234,556	22,564,287
Bridgebio Pharma, Inc. *	437,899	17,734,910
C4 Therapeutics, Inc. *	147,058	5,458,793
Cara Therapeutics, Inc. *	169,135	2,229,199
CareDx, Inc. *	210,783	9,093,179
Caribou Biosciences, Inc. *	76,290	1,418,231
Cassava Sciences, Inc. *(a)	150,800	8,066,292
Catalyst Pharmaceuticals, Inc. *	380,269	2,661,883
Celldex Therapeutics, Inc. *	186,621	7,110,260
Century Therapeutics, Inc. *(a)	41,206	787,447
Cerevel Therapeutics Holdings, Inc. *	219,974	6,860,989
ChemoCentryx, Inc. *	195,333	7,086,681
Chimerix, Inc. *	277,349	1,744,525
Clene, Inc. *(a)	81,415	463,251
Clovis Oncology, Inc. *(a)	476,928	1,507,092

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Codexis, Inc. *	235,138	8,161,640
Coherus Biosciences, Inc. *	254,787	4,731,395
Collegium Pharmaceutical, Inc. *	141,134	2,481,136
Corcept Therapeutics, Inc. *	418,065	8,779,365
Cortexyme, Inc. *(a)	67,101	872,984
Crinetics Pharmaceuticals, Inc. *	147,514	4,030,082
Cullinan Oncology, Inc. *	94,896	1,708,128
Cytek Biosciences, Inc. *	56,928	1,148,238
Cytokinetics, Inc. *	334,444	13,157,027
Day One Biopharmaceuticals, Inc. *(a)	41,650	765,111
Deciphera Pharmaceuticals, Inc. *	165,581	1,428,964
Denali Therapeutics, Inc. *	370,234	17,127,025
Design Therapeutics, Inc. *	48,559	812,878
Dicerna Pharmaceuticals, Inc. *	277,048	10,530,595
Dynavax Technologies Corp. *	426,372	6,885,908
Dyne Therapeutics, Inc. *	97,617	1,387,138
Eagle Pharmaceuticals, Inc. *	46,537	2,218,884
Edgewise Therapeutics, Inc. *(a)	44,959	783,186
Editas Medicine, Inc. *	273,869	8,944,562
Emergent BioSolutions, Inc. *	191,946	8,468,658
Enanta Pharmaceuticals, Inc. *	72,062	6,361,633
Endo International plc *	935,475	5,238,660
Epizyme, Inc. *	352,319	1,152,083
Erasca, Inc. *(a)	73,535	1,041,991
Evelo Biosciences, Inc. *(a)	108,023	931,158
Exelixis, Inc. *	1,261,622	21,182,633
Fate Therapeutics, Inc. *	324,163	17,832,207
FibroGen, Inc. *	344,981	4,315,712
Finch Therapeutics Group, Inc. *(a)	28,891	480,168
Forma Therapeutics Holdings, Inc. *	123,968	1,796,296
G1 Therapeutics, Inc. *	143,829	1,855,394
Generation Bio Co. *	175,700	3,016,769
Global Blood Therapeutics, Inc. *	227,188	6,420,333
Gossamer Bio, Inc. *	205,158	2,223,913
Halozyme Therapeutics, Inc. *	569,889	18,737,950
Harmony Biosciences Holdings, Inc. *	89,050	3,035,715
Heron Therapeutics, Inc. *	409,494	3,869,718
Humanigen, Inc. *(a)	178,272	1,080,328
IGM Biosciences, Inc. *	31,503	1,572,630
ImmunityBio, Inc. *	259,131	2,018,631
ImmunoGen, Inc. *	741,999	4,578,134
Immunovant, Inc. *	164,469	1,266,411
Inhibrx, Inc. *	82,141	3,320,961
Innoviva, Inc. *	251,334	4,202,304
Inovio Pharmaceuticals, Inc. *(a)	840,001	6,081,607
Insmed, Inc. *	461,632	12,704,113
Instil Bio, Inc. *	66,439	1,460,329
Intellia Therapeutics, Inc. *	273,634	31,470,646
Intra-Cellular Therapies, Inc. *	296,576	12,005,397
Invitae Corp. *	801,562	13,626,554
Ionis Pharmaceuticals, Inc. *	565,737	14,992,031
Iovance Biotherapeutics, Inc. *	540,439	10,117,018
Ironwood Pharmaceuticals, Inc. *	650,219	7,210,929
iTeos Therapeutics, Inc. *	80,723	2,849,522
Karuna Therapeutics, Inc. *	87,719	11,219,260
Keros Therapeutics, Inc. *	52,706	2,940,468
Kinnate Biopharma, Inc. *	63,854	1,275,803
Kodiak Sciences, Inc. *	133,948	12,301,784
Kronos Bio, Inc. *	162,127	1,914,720
Krystal Biotech, Inc. *	71,732	5,778,013
Kura Oncology, Inc. *	266,890	3,725,784
Kymera Therapeutics, Inc. *	141,399	7,850,472
Lexicon Pharmaceuticals, Inc. *	269,576	1,234,658
Ligand Pharmaceuticals, Inc. *	66,898	10,832,124
Lyell Immunopharma, Inc. *(a)	96,108	917,831
MacroGenics, Inc. *	221,007	3,889,723
Madrigal Pharmaceuticals, Inc. *	48,028	3,972,396
MannKind Corp. *	999,959	4,629,810
SECURITY	NUMBER OF SHARES	VALUE ($)
Maravai LifeSciences Holdings, Inc., Class A *	436,914	20,071,829
Medpace Holdings, Inc. *	114,760	23,802,372
Mersana Therapeutics, Inc. *	267,638	1,803,880
MiMedx Group, Inc. *	324,598	2,275,432
Mirati Therapeutics, Inc. *	198,498	27,148,571
Monte Rosa Therapeutics, Inc. *(a)	45,745	886,996
Morphic Holding, Inc. *	103,393	4,931,846
Myovant Sciences Ltd. *	174,369	2,931,143
Myriad Genetics, Inc. *	313,298	8,101,886
NanoString Technologies, Inc. *	181,874	7,475,021
Natera, Inc. *	349,230	31,940,576
Nektar Therapeutics *	737,673	8,306,198
NeoGenomics, Inc. *	491,970	16,854,892
NGM Biopharmaceuticals, Inc. *	149,977	2,702,586
Nkarta, Inc. *	54,737	869,771
Nurix Therapeutics, Inc. *	160,137	4,615,148
Nuvation Bio, Inc. *	460,759	4,133,008
Ocugen, Inc. *(a)	792,869	5,026,789
Olema Pharmaceuticals, Inc. *	118,323	1,035,326
Omeros Corp. *(a)	247,412	1,781,366
OPKO Health, Inc. *	1,637,773	6,436,448
Organogenesis Holdings, Inc. *	249,938	2,514,376
ORIC Pharmaceuticals, Inc. *	124,616	1,724,685
Pacific Biosciences of California, Inc. *	796,924	18,496,606
Pacira BioSciences, Inc. *	178,366	9,385,619
Passage Bio, Inc. *	139,455	1,016,627
Perrigo Co., plc	535,499	19,658,168
Personalis, Inc. *	140,923	1,909,507
Phathom Pharmaceuticals, Inc. *	62,127	1,114,558
Phibro Animal Health Corp., Class A	80,736	1,581,618
Pliant Therapeutics, Inc. *	86,854	1,231,590
PMV Pharmaceuticals, Inc. *	109,231	2,375,774
Poseida Therapeutics, Inc. *	118,279	822,039
Praxis Precision Medicines, Inc. *	141,255	2,416,873
Precigen, Inc. *	377,292	1,486,530
Precision BioSciences, Inc. *	187,057	1,694,736
Prelude Therapeutics, Inc. *(a)	50,300	718,787
Prestige Consumer Healthcare, Inc. *	200,097	11,195,427
Prometheus Biosciences, Inc. *	41,628	1,236,352
Protagonist Therapeutics, Inc. *	178,989	6,017,610
Prothena Corp. plc *	139,273	6,984,541
PTC Therapeutics, Inc. *	283,302	10,527,502
Quanterix Corp. *	134,434	5,373,327
Radius Health, Inc. *	190,595	3,137,194
RAPT Therapeutics, Inc. *	78,716	2,570,077
Reata Pharmaceuticals, Inc., Class A *	109,457	9,369,519
Recursion Pharmaceuticals, Inc., Class A *(a)	100,959	1,930,336
REGENXBIO, Inc. *	150,234	4,807,488
Relay Therapeutics, Inc. *	301,233	8,862,275
Replimune Group, Inc. *	118,097	3,364,584
Revance Therapeutics, Inc. *	264,115	3,613,093
REVOLUTION Medicines, Inc. *	247,101	6,834,814
Rhythm Pharmaceuticals, Inc. *	154,812	1,385,567
Rocket Pharmaceuticals, Inc. *	178,687	4,365,323
Rubius Therapeutics, Inc. *	163,921	2,026,064
Sage Therapeutics, Inc. *	207,818	8,086,198
Sana Biotechnology, Inc. *	330,102	6,275,239
Sangamo Therapeutics, Inc. *	484,689	4,018,072
Scholar Rock Holding Corp. *	105,437	2,799,352
Seer, Inc. *	140,541	3,135,470
Seres Therapeutics, Inc. *	254,805	2,741,702
Shattuck Labs, Inc. *	111,243	943,341
Silverback Therapeutics, Inc. *(a)	87,164	612,763
Sorrento Therapeutics, Inc. *(a)	1,190,539	7,095,612
Sotera Health Co. *	395,760	8,445,518

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SpringWorks Therapeutics, Inc. *	104,256	7,490,794
Stoke Therapeutics, Inc. *	87,755	2,185,100
Supernus Pharmaceuticals, Inc. *	212,682	6,374,080
Syndax Pharmaceuticals, Inc. *	170,967	2,730,343
Tarsus Pharmaceuticals, Inc. *	23,792	632,867
Taysha Gene Therapies, Inc. *	90,129	1,169,874
TCR2 Therapeutics, Inc. *	134,831	694,380
TG Therapeutics, Inc. *	532,051	8,087,175
Theravance Biopharma, Inc. *	207,072	1,739,405
Travere Therapeutics, Inc. *	204,272	5,831,966
Turning Point Therapeutics, Inc. *	197,269	7,508,058
Twist Bioscience Corp. *	195,817	18,700,524
Ultragenyx Pharmaceutical, Inc. *	271,672	20,437,885
uniQure N.V. *	144,463	4,023,295
United Therapeutics Corp. *	179,715	34,055,993
Vanda Pharmaceuticals, Inc. *	223,886	3,626,953
Vaxart, Inc. *(a)	494,821	3,938,775
Vaxcyte, Inc. *	126,580	2,579,700
VBI Vaccines, Inc. *	955,347	2,904,255
Veracyte, Inc. *	283,131	11,744,274
Vericel Corp. *	186,075	6,923,851
Verve Therapeutics, Inc. *(a)	56,958	1,941,129
Vir Biotechnology, Inc. *	293,240	13,905,441
Vor BioPharma, Inc. *	41,272	476,279
Xencor, Inc. *	233,172	8,445,490
Y-mAbs Therapeutics, Inc. *	138,062	2,358,099
Zentalis Pharmaceuticals, Inc. *	145,977	11,977,413
Zogenix, Inc. *	202,998	2,283,728
		1,364,203,685

Real Estate 7.1%
Acadia Realty Trust	353,243	7,131,976
Agree Realty Corp.	275,861	18,637,169
Alexander & Baldwin, Inc.	289,930	6,387,158
Alexander's, Inc.	8,671	2,216,221
American Assets Trust, Inc.	210,042	7,225,445
American Finance Trust, Inc.	471,217	3,741,463
Apple Hospitality REIT, Inc.	850,674	12,777,123
Armada Hoffler Properties, Inc.	245,550	3,425,423
Brandywine Realty Trust	685,553	8,809,356
Brixmor Property Group, Inc.	1,189,277	27,044,159
Broadstone Net Lease, Inc.	636,170	15,904,250
CareTrust REIT, Inc.	387,597	7,833,335
Centerspace	56,182	5,741,239
Chatham Lodging Trust *	193,541	2,305,073
City Office REIT, Inc.	175,799	2,932,327
Columbia Property Trust, Inc.	461,398	8,858,842
Community Healthcare Trust, Inc.	92,719	3,989,699
CorePoint Lodging, Inc. *	157,798	2,434,823
CoreSite Realty Corp.	176,983	30,272,942
Corporate Office Properties Trust	450,366	11,556,392
Cousins Properties, Inc.	595,387	22,481,813
Cushman & Wakefield plc *	599,701	10,602,714
DiamondRock Hospitality Co. *	843,492	7,346,815
DigitalBridge Group, Inc. *	1,974,021	15,713,207
Diversified Healthcare Trust	953,301	2,659,710
Doma Holdings, Inc. *	697,275	4,399,805
Douglas Emmett, Inc.	702,767	23,029,675
Easterly Government Properties, Inc.	335,538	7,036,232
EastGroup Properties, Inc.	161,670	32,932,179
Empire State Realty Trust, Inc., Class A	566,448	5,149,012
EPR Properties	299,895	13,831,157
Equity Commonwealth *	488,050	12,420,872
Essential Properties Realty Trust, Inc.	474,141	12,816,031
eXp World Holdings, Inc.	264,093	9,694,854
First Industrial Realty Trust, Inc.	516,398	31,195,603
Forestar Group, Inc. *	70,625	1,399,788
SECURITY	NUMBER OF SHARES	VALUE ($)
Four Corners Property Trust, Inc.	304,251	8,220,862
Franklin Street Properties Corp.	383,718	2,210,216
FRP Holdings, Inc. *	25,375	1,487,990
Getty Realty Corp.	156,051	4,764,237
Gladstone Commercial Corp.	148,141	3,291,693
Global Medical REIT, Inc.	242,971	3,970,146
Global Net Lease, Inc.	401,171	5,696,628
Healthcare Realty Trust, Inc.	582,755	18,251,887
Highwoods Properties, Inc.	417,329	18,028,613
Hudson Pacific Properties, Inc.	610,960	14,870,766
Independence Realty Trust, Inc.	421,616	10,329,592
Industrial Logistics Properties Trust	260,502	5,772,724
Innovative Industrial Properties, Inc.	95,792	24,602,259
iStar, Inc. (a)	286,598	6,975,795
JBG SMITH Properties	464,230	12,900,952
Kennedy-Wilson Holdings, Inc.	489,872	10,625,324
Kite Realty Group Trust	874,741	17,599,789
Lexington Realty Trust	1,111,800	16,732,590
Life Storage, Inc.	313,439	41,417,829
LTC Properties, Inc.	156,958	4,984,986
Mack-Cali Realty Corp. *	320,559	5,356,541
Marcus & Millichap, Inc. *	99,429	4,260,533
Monmouth Real Estate Investment Corp.	392,735	8,157,106
National Health Investors, Inc.	183,857	9,604,690
National Storage Affiliates Trust	326,392	20,033,941
Newmark Group, Inc., Class A	654,864	10,517,116
NexPoint Residential Trust, Inc.	90,814	6,772,908
Office Properties Income Trust	192,638	4,571,300
One Liberty Properties, Inc.	63,675	2,071,348
Outfront Media, Inc.	583,319	14,577,142
Paramount Group, Inc.	658,624	5,242,647
Park Hotels & Resorts, Inc. *	947,755	15,770,643
Pebblebrook Hotel Trust	525,036	10,999,504
Physicians Realty Trust	870,427	15,519,713
Piedmont Office Realty Trust, Inc., Class A	498,274	8,660,002
PotlatchDeltic Corp.	268,705	14,547,689
Preferred Apartment Communities, Inc.	211,710	2,790,338
PS Business Parks, Inc.	80,563	14,114,638
Rayonier, Inc.	565,889	21,373,628
RE/MAX Holdings, Inc., Class A	74,964	2,060,760
Realogy Holdings Corp. *	468,650	7,118,793
Redfin Corp. *	420,399	17,106,035
Retail Opportunity Investments Corp.	487,451	8,559,640
Retail Value, Inc.	68,701	417,702
Rexford Industrial Realty, Inc.	551,116	38,622,209
RLJ Lodging Trust	666,467	8,390,820
RPT Realty	326,249	4,149,887
Ryman Hospitality Properties, Inc. *	220,549	17,070,493
Sabra Health Care REIT, Inc.	882,961	11,416,686
Safehold, Inc.	53,636	3,837,119
Saul Centers, Inc.	51,496	2,535,148
Seritage Growth Properties, Class A *	143,768	2,068,822
Service Properties Trust	658,730	5,605,792
SITE Centers Corp.	718,934	10,827,146
SL Green Realty Corp.	269,012	18,677,503
Spirit Realty Capital, Inc.	476,736	21,243,356
STAG Industrial, Inc.	648,548	28,263,722
Summit Hotel Properties, Inc. *	424,894	3,802,801
Sunstone Hotel Investors, Inc. *	877,745	9,541,088
Tanger Factory Outlet Centers, Inc.	415,888	8,238,741
Tejon Ranch Co. *	97,191	1,778,595
Terreno Realty Corp.	282,137	21,484,733
The GEO Group, Inc.	492,333	4,135,597
The Howard Hughes Corp. *	165,299	13,552,865
The Macerich Co.	853,053	16,088,580
The RMR Group, Inc., Class A	61,886	2,021,816

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The St. Joe Co.	131,920	6,333,479
UMH Properties, Inc.	177,201	4,089,799
Uniti Group, Inc.	932,800	12,378,256
Universal Health Realty Income Trust	51,746	2,880,700
Urban Edge Properties	439,757	7,577,013
Urstadt Biddle Properties, Inc.	7,844	133,583
Urstadt Biddle Properties, Inc., Class A	120,951	2,283,555
Washington Real Estate Investment Trust	339,798	8,562,910
Xenia Hotels & Resorts, Inc. *	458,150	7,179,210
		1,169,645,141

Retailing 4.0%
1-800-Flowers.com, Inc., Class A *	106,457	3,170,289
Abercrombie & Fitch Co., Class A *	246,920	8,889,120
Academy Sports & Outdoors, Inc. *	347,159	15,490,235
American Eagle Outfitters, Inc.	611,763	15,838,544
America's Car-Mart, Inc. *	25,226	2,475,680
Arko Corp. *	261,742	2,468,227
Asbury Automotive Group, Inc. *	90,652	14,834,293
AutoNation, Inc. *	174,869	21,657,526
BARK, Inc. *(a)	312,997	1,677,664
Bed Bath & Beyond, Inc. *	418,527	7,671,600
Big Lots, Inc.	138,314	6,000,061
Boot Barn Holdings, Inc. *	118,196	14,460,099
Caleres, Inc.	153,851	3,632,422
Camping World Holdings, Inc., Class A	167,546	7,348,568
CarParts.com, Inc. *	182,249	2,254,420
Chewy, Inc., Class A *	346,513	23,652,977
Chico's FAS, Inc. *	494,867	2,835,588
Conn's, Inc. *	75,755	1,657,519
ContextLogic, Inc., Class A *(a)	1,292,036	4,819,294
Designer Brands, Inc., Class A *	246,164	3,367,524
Dick's Sporting Goods, Inc.	262,330	30,839,515
Dillard's, Inc., Class A	17,849	4,888,841
Foot Locker, Inc.	360,920	16,472,389
Franchise Group, Inc.	108,379	5,175,097
Funko, Inc., Class A *	103,133	1,685,193
Genesco, Inc. *	56,543	3,573,518
Group 1 Automotive, Inc.	72,282	14,076,919
Groupon, Inc. *	82,024	1,694,616
GrowGeneration Corp. *	210,650	3,433,595
Guess?, Inc.	156,813	3,536,133
Haverty Furniture Cos., Inc.	62,791	1,878,079
Hibbett, Inc.	60,317	4,701,710
Kohl's Corp.	625,527	32,045,748
Lands' End, Inc. *	49,784	1,145,530
Leslie's, Inc. *	521,976	10,940,617
Liquidity Services, Inc. *	105,499	2,391,662
Lithia Motors, Inc.	121,099	35,279,772
Lumber Liquidators Holdings, Inc. *	115,425	1,770,619
Macy's, Inc.	1,248,644	35,586,354
MarineMax, Inc. *	87,216	4,645,996
Monro, Inc.	134,179	7,516,708
Murphy USA, Inc.	95,197	16,500,496
National Vision Holdings, Inc. *	325,973	15,659,743
Nordstrom, Inc. *	444,527	9,410,637
Ollie's Bargain Outlet Holdings, Inc. *	243,176	15,050,163
Overstock.com, Inc. *	172,255	15,375,481
Party City Holdco, Inc. *	444,191	2,443,050
Penske Automotive Group, Inc.	125,436	12,495,934
Petco Health & Wellness Co., Inc. *	327,241	6,273,210
PetMed Express, Inc.	80,751	2,209,347
Porch Group, Inc. *	300,688	6,326,476
Quotient Technology, Inc. *	351,979	2,467,373
Qurate Retail, Inc., Class A	1,466,826	11,734,608
SECURITY	NUMBER OF SHARES	VALUE ($)
Qurate Retail, Inc., Class B	4,799	40,552
Rent-A-Center, Inc.	242,187	10,697,400
Revolve Group, Inc. *	152,391	11,607,622
Sally Beauty Holdings, Inc. *	451,839	8,851,526
Shift Technologies, Inc. *(a)	267,212	1,231,847
Shoe Carnival, Inc.	69,749	2,727,186
Shutterstock, Inc.	93,919	10,707,705
Signet Jewelers Ltd.	210,856	20,482,552
Sleep Number Corp. *	94,684	7,553,889
Sonic Automotive, Inc., Class A	84,063	3,775,269
Sportsman's Warehouse Holdings, Inc. *	173,499	2,954,688
Stitch Fix, Inc., Class A *	288,304	7,178,770
The Aaron's Co., Inc.	131,789	2,925,716
The Buckle, Inc.	117,326	5,519,015
The Children's Place, Inc. *	55,901	4,837,114
The Container Store Group, Inc. *	132,196	1,537,439
The ODP Corp. *	189,627	7,160,316
The RealReal, Inc. *	323,042	5,029,764
Torrid Holdings, Inc. *(a)	43,517	708,022
Urban Outfitters, Inc. *	263,285	8,338,236
Victoria's Secret & Co. *	300,675	16,320,639
Vroom, Inc. *	510,014	7,053,494
Winmark Corp.	12,273	3,094,023
Xometry, Inc., Class A *(a)	28,007	1,392,228
Zumiez, Inc. *	88,012	4,027,429
		659,179,220

Semiconductors & Semiconductor Equipment 3.4%
ACM Research, Inc., Class A *	48,851	4,270,554
Allegro MicroSystems, Inc. *	219,781	6,863,761
Ambarella, Inc. *	145,256	26,076,357
Amkor Technology, Inc.	401,946	8,665,956
Axcelis Technologies, Inc. *	134,264	8,300,200
Brooks Automation, Inc.	297,435	33,639,898
CEVA, Inc. *	92,172	4,064,785
Cirrus Logic, Inc. *	230,565	18,486,702
CMC Materials, Inc.	117,021	15,540,389
Cohu, Inc. *	194,487	6,412,236
Diodes, Inc. *	179,961	19,138,852
FormFactor, Inc. *	310,546	13,018,088
Ichor Holdings Ltd. *	113,726	5,446,338
Impinj, Inc. *	74,944	5,618,552
Kulicke & Soffa Industries, Inc.	248,417	14,323,724
Lattice Semiconductor Corp. *	545,961	41,454,819
MACOM Technology Solutions Holdings, Inc. *	192,724	13,858,783
MaxLinear, Inc. *	281,657	18,963,966
MKS Instruments, Inc.	221,964	33,774,042
Onto Innovation, Inc. *	197,247	18,572,778
PDF Solutions, Inc. *	119,258	3,569,392
Photronics, Inc. *	249,772	3,299,488
Power Integrations, Inc.	241,361	24,143,341
Rambus, Inc. *	435,895	11,725,576
Semtech Corp. *	259,921	22,267,432
Silicon Laboratories, Inc. *	162,572	31,908,006
SiTime Corp. *	59,439	17,741,353
SkyWater Technology, Inc. *	27,885	521,728
SMART Global Holdings, Inc. *	92,329	5,264,600
SunPower Corp. *	332,941	9,538,760
Synaptics, Inc. *	140,913	39,771,285
Ultra Clean Holdings, Inc. *	178,574	9,787,641
Veeco Instruments, Inc. *	201,934	5,367,406
Wolfspeed, Inc. *	462,312	56,688,697
		558,085,485

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 8.0%
8x8, Inc. *	449,247	9,681,273
A10 Networks, Inc.	236,970	3,654,077
ACI Worldwide, Inc. *	470,306	13,704,717
Agilysys, Inc. *	78,223	3,406,612
Alarm.com Holdings, Inc. *	184,106	14,689,818
Alliance Data Systems Corp.	199,453	13,594,716
Altair Engineering, Inc., Class A *	186,373	13,875,470
Alteryx, Inc., Class A *	238,516	15,854,159
Appfolio, Inc., Class A *	75,801	9,133,263
Appian Corp. *	158,799	11,806,706
Asana, Inc., Class A *	312,578	32,492,483
Avaya Holdings Corp. *	336,699	6,555,530
AvePoint, Inc. *(a)	349,107	2,412,329
BigCommerce Holdings, Inc. *	236,454	10,704,273
Blackbaud, Inc. *	168,068	12,682,411
Blackline, Inc. *	212,733	23,411,267
Blend Labs, Inc., Class A *(a)	82,569	944,589
BM Technologies, Inc. *(a)(b)	16,801	193,607
Bottomline Technologies (DE), Inc. *	157,351	7,055,619
Box, Inc., Class A *	614,539	14,386,358
BTRS Holdings, Inc. *	286,906	2,140,319
C3.ai, Inc., Class A *	280,097	10,352,385
Cantaloupe, Inc. *	231,449	2,087,670
Cass Information Systems, Inc.	47,676	1,914,668
CCC Intelligent Solutions Holdings, Inc. *(a)	239,365	3,075,840
CDK Global, Inc.	487,367	18,831,861
Cerence, Inc. *	152,454	11,461,492
ChannelAdvisor Corp. *	120,429	3,011,929
Clear Secure, Inc., Class A *(a)	53,000	1,683,280
CommVault Systems, Inc. *	183,628	11,546,529
Conduent, Inc. *	651,187	3,281,982
Confluent, Inc., Class A *	110,625	8,630,963
Consensus Cloud Solutions, Inc. *	64,612	4,047,296
Couchbase, Inc. *	32,739	1,082,024
CS Disco, Inc. *	49,866	1,830,082
CSG Systems International, Inc.	130,922	6,900,899
Cyxtera Technologies, Inc. *(a)	131,322	1,301,401
Datto Holding Corp. *	104,261	2,445,963
Digital Turbine, Inc. *	350,130	18,577,898
DigitalOcean Holdings, Inc. *	68,671	6,922,724
Dolby Laboratories, Inc., Class A	261,274	21,792,864
Domo, Inc., Class B *	113,836	8,236,035
Dropbox, Inc., Class A *	1,149,711	28,294,388
Duck Creek Technologies, Inc. *	301,211	8,611,623
E2open Parent Holdings, Inc. *	693,167	8,442,774
Ebix, Inc.	96,026	2,934,555
Envestnet, Inc. *	218,163	16,726,557
Everbridge, Inc. *	153,762	17,439,686
EverCommerce, Inc. *	76,161	1,239,901
EVERTEC, Inc.	239,360	10,050,726
Evo Payments, Inc., Class A *	190,211	4,049,592
ExlService Holdings, Inc. *	132,887	17,258,035
Fastly, Inc., Class A *	425,005	17,323,204
Flywire Corp. *	42,947	1,745,366
GreenSky, Inc., Class A *	282,292	3,201,191
Grid Dynamics Holdings, Inc. *	174,119	6,830,688
Intapp, Inc. *(a)	41,839	1,145,970
InterDigital, Inc.	122,620	8,327,124
International Money Express, Inc. *	131,663	1,989,428
Jamf Holding Corp. *	216,774	6,986,626
Kaltura, Inc. *	58,893	279,153
Latch, Inc. *(a)	362,764	3,003,686
LivePerson, Inc. *	259,843	10,045,530
LiveRamp Holdings, Inc. *	272,059	12,767,729
Mandiant, Inc. *	957,769	16,253,340
Manhattan Associates, Inc. *	253,777	39,629,816
SECURITY	NUMBER OF SHARES	VALUE ($)
Marathon Digital Holdings, Inc. *	398,312	20,341,794
Marqeta, Inc., Class A *(a)	339,112	6,666,942
Matterport, Inc. *(a)	736,276	23,840,617
MAXIMUS, Inc.	246,218	18,577,148
McAfee Corp., Class A	294,051	7,601,218
MeridianLink, Inc. *	54,272	1,196,698
MicroStrategy, Inc., Class A *(a)	31,163	22,481,923
Mimecast Ltd. *	244,741	19,824,021
Model N, Inc. *	130,819	3,676,014
Momentive Global, Inc. *	513,903	10,499,038
MoneyGram International, Inc. *	362,920	2,152,116
N-Able, Inc. *	273,777	3,230,569
nCino, Inc. *	225,759	14,024,149
NCR Corp. *	526,108	20,465,601
New Relic, Inc. *	233,665	25,897,092
Nutanix, Inc., Class A *	818,077	27,176,518
ON24, Inc. *	34,945	553,529
OneSpan, Inc. *	137,234	2,345,329
Pagerduty, Inc. *	298,142	10,569,134
Paya Holdings, Inc. *	323,270	2,081,859
Paycor HCM, Inc. *	124,755	3,672,787
Payoneer Global, Inc. *	769,692	5,965,113
Perficient, Inc. *	131,878	18,071,242
Ping Identity Holding Corp. *	237,261	5,649,184
Progress Software Corp.	174,665	8,462,519
PROS Holdings, Inc. *	160,375	5,824,820
Q2 Holdings, Inc. *	226,229	18,166,189
Qualtrics International, Inc., Class A *	369,354	11,952,295
Qualys, Inc. *	134,225	17,488,175
Rackspace Technology, Inc. *	250,337	3,569,806
Rapid7, Inc. *	223,300	27,702,598
Repay Holdings Corp. *	298,266	4,879,632
Riot Blockchain, Inc. *	330,358	12,345,478
Sabre Corp. *	1,289,399	9,709,174
Sailpoint Technologies Holdings, Inc. *	372,137	19,570,685
SentinelOne, Inc., Class A *	146,131	7,886,690
Shift4 Payments, Inc., Class A *	189,171	9,840,675
Smartsheet, Inc., Class A *	500,965	32,061,760
SolarWinds Corp.	175,511	2,527,358
Sprout Social, Inc., Class A *	180,479	20,155,895
SPS Commerce, Inc. *	143,461	20,226,566
Squarespace, Inc., Class A *(a)	112,047	3,681,864
Sumo Logic, Inc. *	341,332	4,826,434
Switch, Inc., Class A	505,637	13,829,172
Telos Corp. *	210,741	3,319,171
Tenable Holdings, Inc. *	362,835	17,924,049
Teradata Corp. *	436,766	18,964,380
TTEC Holdings, Inc.	73,258	6,182,243
Tucows, Inc., Class A *(a)	37,870	3,079,967
Unisys Corp. *	268,326	4,872,800
Upland Software, Inc. *	103,804	2,032,482
Varonis Systems, Inc. *	428,076	22,178,618
Verint Systems, Inc. *	260,148	12,380,443
Verra Mobility Corp. *	531,813	7,652,789
Vonage Holdings Corp. *	1,008,212	20,789,331
Workiva, Inc. *	172,205	24,017,431
Xperi Holding Corp.	419,776	7,522,386
Yext, Inc. *	456,292	4,407,781
Zuora, Inc., Class A *	444,995	8,815,351
		1,311,378,711

Technology Hardware & Equipment 3.5%
3D Systems Corp. *	500,299	11,396,811
908 Devices, Inc. *	53,677	1,288,248
ADTRAN, Inc.	195,142	3,976,994
Advanced Energy Industries, Inc.	153,662	13,474,621
Aeva Technologies, Inc. *(a)	366,088	3,642,576

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Avid Technology, Inc. *	144,591	4,635,587
Avnet, Inc.	398,501	14,453,631
Badger Meter, Inc.	116,627	11,937,940
Belden, Inc.	179,621	11,077,227
Benchmark Electronics, Inc.	143,222	3,377,175
Calix, Inc. *	218,837	14,653,325
Casa Systems, Inc. *	139,165	694,433
Coherent, Inc. *	98,182	25,422,265
CommScope Holding Co., Inc. *	819,586	8,163,077
Comtech Telecommunications Corp.	105,391	2,675,877
Corsair Gaming, Inc. *(a)	132,380	2,965,312
CTS Corp.	130,091	4,532,370
Diebold Nixdorf, Inc. *	289,287	2,346,118
ePlus, Inc. *	54,059	5,702,684
Evolv Technologies Holdings, Inc. *(a)	213,905	1,159,365
Extreme Networks, Inc. *	508,058	6,858,783
Fabrinet *	147,697	16,329,380
FARO Technologies, Inc. *	72,837	5,059,258
Harmonic, Inc. *	408,692	4,393,439
II-VI, Inc. *	419,939	26,258,786
Infinera Corp. *	832,228	6,766,014
Inseego Corp. *(a)	307,023	1,983,369
Insight Enterprises, Inc. *	139,715	13,778,693
Itron, Inc. *	181,228	11,219,825
Kimball Electronics, Inc. *	99,053	2,101,905
Knowles Corp. *	367,591	7,984,077
Littelfuse, Inc.	98,556	29,416,995
Lumentum Holdings, Inc. *	303,793	26,360,119
Methode Electronics, Inc.	152,758	6,793,148
MicroVision, Inc. *	657,298	4,653,670
Napco Security Technologies, Inc. *	58,534	2,720,075
National Instruments Corp.	532,364	22,103,753
NETGEAR, Inc. *	121,935	3,260,542
NetScout Systems, Inc. *	295,877	8,846,722
nLight, Inc. *	173,232	4,311,744
Novanta, Inc. *	142,114	22,944,305
OSI Systems, Inc. *	66,876	6,081,035
Ouster, Inc. *(a)	275,352	1,872,394
PAR Technology Corp. *	98,243	5,144,986
PC Connection, Inc.	43,649	1,913,572
Plantronics, Inc. *	169,182	4,317,525
Plexus Corp. *	113,242	9,528,182
Pure Storage, Inc., Class A *	1,065,933	33,011,945
Ribbon Communications, Inc. *	480,602	2,619,281
Rogers Corp. *	75,035	20,456,042
Sanmina Corp. *	260,947	9,535,003
ScanSource, Inc. *	102,597	3,206,156
Super Micro Computer, Inc. *	172,230	7,130,322
TD SYNNEX Corp.	166,327	17,208,191
TTM Technologies, Inc. *	431,424	5,945,023
Velodyne Lidar, Inc. *(a)	387,575	2,139,414
ViaSat, Inc. *	293,579	13,002,614
Viavi Solutions, Inc. *	916,221	13,569,233
Vishay Intertechnology, Inc.	531,640	10,829,507
Vontier Corp.	676,092	21,303,659
Xerox Holdings Corp.	549,944	10,129,968
		580,664,290

Telecommunication Services 0.7%
Anterix, Inc. *	72,622	4,368,939
ATN International, Inc.	43,444	1,659,995
Bandwidth, Inc., Class A *	92,461	6,625,755
Cogent Communications Holdings, Inc.	170,163	12,750,314
Consolidated Communications Holdings, Inc. *	286,167	2,151,976
EchoStar Corp., Class A *	165,409	4,527,244
SECURITY	NUMBER OF SHARES	VALUE ($)
Frontier Communications Parent, Inc. *	831,635	27,784,925
Globalstar, Inc. *	2,667,997	3,708,516
Gogo, Inc. *(a)	268,558	3,442,914
IDT Corp., Class B *	69,831	3,790,427
Iridium Communications, Inc. *	528,397	20,316,865
Liberty Latin America Ltd., Class A *	169,107	1,921,055
Liberty Latin America Ltd., Class C *	619,984	6,968,620
Radius Global Infrastructure, Inc., Class A *	234,332	3,866,478
Shenandoah Telecommunications Co.	199,899	5,075,436
Telephone and Data Systems, Inc.	394,936	6,982,468
United States Cellular Corp. *	59,715	1,738,304
		117,680,231

Transportation 2.3%
Air Transport Services Group, Inc. *	232,312	5,735,783
Allegiant Travel Co. *	60,556	10,489,510
ArcBest Corp.	102,443	10,559,824
Atlas Air Worldwide Holdings, Inc. *	108,300	9,488,163
Avis Budget Group, Inc. *	189,160	51,941,444
Daseke, Inc. *	235,023	2,267,972
Forward Air Corp.	108,476	10,712,005
Frontier Group Holdings, Inc. *	119,703	1,598,035
GXO Logistics, Inc. *	394,695	37,910,455
Hawaiian Holdings, Inc. *	206,064	3,766,850
Heartland Express, Inc.	186,121	3,115,666
Hub Group, Inc., Class A *	135,088	10,492,285
JetBlue Airways Corp. *	1,274,480	17,103,522
Joby Aviation, Inc. *(a)	1,066,762	8,459,423
Kirby Corp. *	240,608	12,564,550
Knight-Swift Transportation Holdings, Inc.	664,373	38,035,354
Landstar System, Inc.	153,168	25,816,466
Marten Transport Ltd.	239,917	3,857,865
Matson, Inc.	174,297	14,210,434
Ryder System, Inc.	215,269	17,884,549
Saia, Inc. *	105,437	34,918,626
Schneider National, Inc., Class B	138,967	3,418,588
SkyWest, Inc. *	201,160	7,879,437
Spirit Airlines, Inc. *	434,603	9,087,549
Sun Country Airlines Holdings, Inc. *	122,922	3,371,750
TuSimple Holdings, Inc., Class A *	133,513	5,339,185
Universal Logistics Holdings, Inc.	31,962	594,174
Werner Enterprises, Inc.	247,566	11,167,702
Wheels Up Experience, Inc. *(a)	706,378	3,277,594
		375,064,760

Utilities 2.2%
ALLETE, Inc.	209,317	12,272,256
American States Water Co.	147,871	13,926,491
Avista Corp.	279,137	10,749,566
Black Hills Corp.	254,179	16,297,958
California Water Service Group	206,301	12,999,026
Chesapeake Utilities Corp.	70,533	8,983,083
Clearway Energy, Inc., Class A	139,597	4,820,284
Clearway Energy, Inc., Class C	325,684	12,154,527
Hawaiian Electric Industries, Inc.	437,779	16,631,224
IDACORP, Inc.	202,271	21,161,592
MDU Resources Group, Inc.	810,343	22,065,640
MGE Energy, Inc.	144,625	10,498,329
Middlesex Water Co.	69,893	7,201,775
Montauk Renewables, Inc. *(a)	247,487	2,353,601
National Fuel Gas Co.	365,025	21,102,095
New Jersey Resources Corp.	385,438	14,176,410
Northwest Natural Holding Co.	122,886	5,298,844

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NorthWestern Corp.	206,593	11,424,593
ONE Gas, Inc.	213,911	13,869,989
Ormat Technologies, Inc.	179,286	13,536,093
Otter Tail Corp.	166,490	10,886,781
PNM Resources, Inc.	343,389	16,908,474
Portland General Electric Co.	358,075	17,427,510
SJW Group	109,622	7,383,042
South Jersey Industries, Inc.	450,646	10,590,181
Southwest Gas Holdings, Inc.	236,833	15,585,980
Spire, Inc.	206,991	12,388,411
Sunnova Energy International, Inc. *	372,196	13,760,086
Unitil Corp.	62,881	2,605,789
York Water Co.	52,528	2,461,462
		361,521,092
Total Common Stocks (Cost $12,798,728,231)		16,387,308,858

RIGHTS 0.0% OF NET ASSETS

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	177,806	15,131

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
resTORbio, Inc. CVR *(b)	8,172	0
Total Rights (Cost $0)		15,131

SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	6,031,487	6,031,487
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	254,344,614	254,344,614
		260,376,101
Total Short-Term Investments (Cost $260,376,101)		260,376,101
Total Investments in Securities (Cost $13,059,104,332)		16,647,700,090

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/17/21	343	37,683,695	(1,412,611)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $243,616,902.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,194,598,083	$—	$—	$13,194,598,083
Capital Goods	1,873,000,190	—	8,331,874	1,881,332,064
Software & Services	1,311,185,104	—	193,607	1,311,378,711
Rights[1]
Media & Entertainment	—	—	15,131	15,131
Pharmaceuticals, Biotechnology & Life Sciences	—	—	0*	0
Short-Term Investments[1]	260,376,101	—	—	260,376,101
Liabilities
Futures Contracts[2]	(1,412,611)	—	—	(1,412,611)
Total	$16,637,746,867	$—	$8,540,612	$16,646,287,479

*	Level 3 amount shown includes securities determined to have no value at November 30, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of November 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Banks 8.9%
1st Source Corp.	177,402	8,204,842
BancFirst Corp.	190,163	12,100,072
Bank of Hawaii Corp.	410,793	32,773,066
Bank OZK	1,230,605	55,020,350
Banner Corp.	354,039	20,279,354
Cathay General Bancorp	761,979	31,934,540
City Holding Co.	159,625	12,524,177
Comerica, Inc.	1,421,458	117,312,929
CVB Financial Corp.	1,301,899	24,879,290
Federal Agricultural Mortgage Corp., Class C	83,382	10,149,257
Fifth Third Bancorp	7,165,771	302,037,248
First Commonwealth Financial Corp.	979,845	14,727,070
First Horizon Corp.	5,621,305	90,671,650
Heritage Financial Corp.	366,453	8,585,994
Huntington Bancshares, Inc.	15,019,170	222,884,483
International Bancshares Corp.	568,141	23,867,603
KeyCorp	9,878,927	221,683,122
M&T Bank Corp.	1,309,540	191,991,659
Northwest Bancshares, Inc.	1,296,029	17,211,265
Premier Financial Corp.	379,824	11,166,826
Regions Financial Corp.	9,784,958	222,607,794
S&T Bancorp, Inc.	400,710	11,985,236
Stock Yards Bancorp, Inc.	215,506	12,893,724
Synovus Financial Corp.	1,511,214	68,442,882
U.S. Bancorp	13,798,863	763,629,078
Webster Financial Corp.	920,815	49,622,720
Zions Bancorp NA	1,668,369	105,240,717
		2,664,426,948

Capital Goods 13.3%
3M Co.	5,900,559	1,003,331,052
Cummins, Inc.	1,488,188	312,147,433
Emerson Electric Co.	6,104,397	536,210,233
Fastenal Co.	5,846,346	345,928,293
Illinois Tool Works, Inc.	2,926,036	679,279,257
Lockheed Martin Corp.	2,489,648	829,849,471
McGrath RentCorp	246,640	19,065,272
MSC Industrial Direct Co., Inc., Class A	477,384	37,570,121
Snap-on, Inc.	550,450	113,343,160
Watsco, Inc.	335,272	98,137,467
		3,974,861,759

Commercial & Professional Services 0.1%
Ennis, Inc.	265,638	5,052,435
HNI Corp.	443,639	17,528,177
		22,580,612

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 1.1%
Hasbro, Inc.	1,302,655	126,240,296
Leggett & Platt, Inc.	1,355,344	54,742,344
Sturm Ruger & Co., Inc.	178,845	12,821,398
Whirlpool Corp.	637,647	138,841,258
		332,645,296

Diversified Financials 7.9%
Apollo Global Management, Inc.	2,152,787	152,374,264
BlackRock, Inc.	1,303,395	1,179,064,151
Cohen & Steers, Inc.	240,696	21,607,280
Evercore, Inc., Class A	417,307	57,880,481
Federated Hermes, Inc.	951,502	32,075,132
Franklin Resources, Inc.	2,772,012	89,813,189
Janus Henderson Group plc	1,737,761	74,254,528
Lazard Ltd., Class A	1,147,635	48,912,204
Northern Trust Corp.	2,118,572	245,118,780
T. Rowe Price Group, Inc.	2,309,094	461,703,345
		2,362,803,354

Energy 1.8%
ONEOK, Inc.	4,535,235	271,388,462
Valero Energy Corp.	4,160,783	278,522,814
		549,911,276

Food, Beverage & Tobacco 12.1%
Altria Group, Inc.	18,837,808	803,244,133
B&G Foods, Inc. (a)	659,900	19,882,787
Flowers Foods, Inc.	2,005,471	51,781,261
Kellogg Co.	2,565,493	156,956,862
PepsiCo, Inc.	7,687,532	1,228,313,863
The Coca-Cola Co.	21,353,966	1,120,015,517
Tyson Foods, Inc., Class A	3,000,284	236,902,424
		3,617,096,847

Household & Personal Products 1.6%
Kimberly-Clark Corp.	3,434,552	447,556,471
Nu Skin Enterprises, Inc., Class A	510,210	22,388,015
		469,944,486

Insurance 5.2%
Cincinnati Financial Corp.	1,525,032	173,701,145
Employers Holdings, Inc.	290,210	11,205,008
Fidelity National Financial, Inc.	2,941,019	143,845,239
Mercury General Corp.	270,833	13,817,900
Principal Financial Group, Inc.	2,575,165	176,604,816
Prudential Financial, Inc.	4,010,664	410,130,501
Safety Insurance Group, Inc.	144,845	11,192,173
The Allstate Corp.	3,047,027	331,272,775

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Hartford Financial Services Group, Inc.	3,635,832	240,328,495
Unum Group	2,079,059	48,026,263
		1,560,124,315

Materials 3.4%
Amcor plc	15,694,581	177,662,657
International Paper Co.	3,987,522	181,512,002
Neenah, Inc.	171,241	7,960,994
Newmont Corp.	8,155,146	447,880,618
Schweitzer-Mauduit International, Inc.	319,827	9,179,035
Sonoco Products Co.	1,023,508	59,496,520
Steel Dynamics, Inc.	2,042,475	122,140,005
		1,005,831,831

Media & Entertainment 0.9%
Omnicom Group, Inc.	2,189,695	147,388,371
The Interpublic Group of Cos., Inc.	4,001,965	132,825,218
		280,213,589

Pharmaceuticals, Biotechnology & Life Sciences 12.5%
Amgen, Inc.	5,454,778	1,084,846,248
Merck & Co., Inc.	15,987,158	1,197,598,006
Organon & Co.	2,574,967	75,266,285
Pfizer, Inc.	25,903,923	1,391,817,783
		3,749,528,322

Retailing 6.3%
Best Buy Co., Inc.	2,269,126	242,478,804
Genuine Parts Co.	1,470,560	187,849,335
PetMed Express, Inc. (a)	206,487	5,649,484
The Home Depot, Inc.	3,633,492	1,455,613,230
		1,891,590,853

Semiconductors & Semiconductor Equipment 8.6%
Broadcom, Inc.	2,436,990	1,349,312,623
Texas Instruments, Inc.	6,381,310	1,227,572,605
		2,576,885,228

Software & Services 8.4%
Automatic Data Processing, Inc.	4,331,455	1,000,089,645
Cass Information Systems, Inc.	121,530	4,880,645
International Business Machines Corp.	8,688,259	1,017,395,129
Kyndryl Holdings, Inc. *	1,733,302	27,386,172
SECURITY	NUMBER OF SHARES	VALUE ($)
Paychex, Inc.	3,264,770	389,160,584
The Western Union Co.	4,166,975	65,921,544
		2,504,833,719

Technology Hardware & Equipment 3.8%
Cisco Systems, Inc.	20,531,474	1,125,946,034

Telecommunication Services 3.7%
Verizon Communications, Inc.	21,941,223	1,102,985,280
Total Common Stocks (Cost $26,224,908,852)		29,792,209,749

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	29,973,029	29,973,029
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)(c)	21,342,585	21,342,585
		51,315,614
Total Short-Term Investments (Cost $51,315,614)		51,315,614
Total Investments in Securities (Cost $26,276,224,466)		29,843,525,363

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/17/21	140	37,886,800	(1,977,702)
S&P 500 Index, e-mini, expires 12/17/21	262	59,817,875	(908,066)
Net Unrealized Depreciation			(2,885,768)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,580,430.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$29,792,209,749	$—	$—	$29,792,209,749
Short-Term Investments[1]	51,315,614	—	—	51,315,614
Liabilities
Futures Contracts[2]	(2,885,768)	—	—	(2,885,768)
Total	$29,840,639,595	$—	$—	$29,840,639,595

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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